AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 83.6%
Affiliated Mutual Funds — 51.6%
AST Blackrock Low Duration Bond Portfolio*	69,159	$803,623
AST BlackRock/Loomis Sayles Bond Portfolio*	2,120,440	32,718,390
AST ClearBridge Dividend Growth Portfolio*	1,391,051	33,732,985
AST Cohen & Steers Global Realty Portfolio*	13,007,015	198,747,195
AST Cohen & Steers Realty Portfolio*	8,236,696	125,609,608
AST Emerging Markets Equity Portfolio*	16,129,548	171,457,100
AST Goldman Sachs Small-Cap Value Portfolio*	2,263,396	67,833,989
AST Government Money Market Portfolio*	255,584	255,584
AST High Yield Portfolio*	16,058,465	190,774,562
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,287,159	50,533,857
AST International Growth Portfolio*	6,304,549	168,961,918
AST International Value Portfolio*	11,822,945	264,242,824
AST Jennison Large-Cap Growth Portfolio*	271,082	16,403,153
AST Loomis Sayles Large-Cap Growth Portfolio*	220,773	19,121,177
AST MFS Growth Portfolio*	361,162	15,793,610
AST MFS Large-Cap Value Portfolio*	2,333,070	61,476,407
AST Mid-Cap Growth Portfolio*	6,873,337	106,742,920
AST Mid-Cap Value Portfolio*	4,508,226	183,755,307
AST Prudential Core Bond Portfolio*	6,453,584	87,768,748
AST QMA International Core Equity Portfolio*	12,330,093	173,361,100
AST QMA US Equity Alpha Portfolio*	1,783,923	66,879,255
AST Small-Cap Growth Opportunities Portfolio*	232,138	7,586,276
AST Small-Cap Growth Portfolio*	102,082	8,330,930
AST Small-Cap Value Portfolio*	1,810,801	63,215,078
AST T. Rowe Price Large-Cap Growth Portfolio*	302,288	19,818,028
AST T. Rowe Price Large-Cap Value Portfolio*	2,430,372	48,145,662
AST T. Rowe Price Natural Resources Portfolio*	350,122	8,472,941
AST Western Asset Core Plus Bond Portfolio*	4,888,738	70,740,035

Total Affiliated Mutual Funds (cost $1,648,984,146)(wd)		2,263,282,262
Common Stocks — 8.8%
Aerospace & Defense — 0.0%
BWX Technologies, Inc.(u)	7,800	514,332
Lockheed Martin Corp.(u)	1,100	406,450
Saab AB (Sweden) (Class B Stock)*	5,986	163,923
Vectrus, Inc.*(u)	10,100	539,744
		1,624,449
Air Freight & Logistics — 0.0%
Deutsche Post AG (Germany)(u)	14,654	804,713
	Shares	Value

Common Stocks (continued)
Airlines — 0.0%
Alaska Air Group, Inc.*	736	$50,938
Allegiant Travel Co.*	95	23,186
Delta Air Lines, Inc.*	3,292	158,938
JetBlue Airways Corp.*	1,624	33,032
Singapore Airlines Ltd. (Singapore)*	6,200	25,674
SkyWest, Inc.*	1,300	70,824
Southwest Airlines Co.*	3,375	206,077
United Airlines Holdings, Inc.*	2,327	133,896
		702,565
Auto Components — 0.0%
Adient PLC*(u)	10,600	468,520
Continental AG (Germany)	1,350	178,393
Faurecia SE (France)*	274	14,523
Gentherm, Inc.*	5,100	377,961
Magna International, Inc. (Canada)(u)	5,718	503,595
Pirelli & C SpA (Italy), 144A*	3,040	17,817
		1,560,809
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany)(u)	3,377	350,930
Brilliance China Automotive Holdings Ltd. (China)	2,892	2,722
BYD Co. Ltd. (China) (Class H Stock)	876	18,854
Daimler AG (Germany)(u)	3,860	344,503
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	2,576	2,413
Ferrari NV (Italy)	120	25,095
Ford Motor Co.*	3,744	45,864
Geely Automobile Holdings Ltd. (China)	5,625	14,466
General Motors Co.*	1,245	71,538
Great Wall Motor Co. Ltd. (China) (Class H Stock)	3,201	8,976
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	2,807	2,376
Honda Motor Co. Ltd. (Japan)	1,552	46,666
Isuzu Motors Ltd. (Japan)	529	5,712
Mazda Motor Corp. (Japan)*	537	4,401
Nissan Motor Co. Ltd. (Japan)*	2,213	12,386
Stellantis NV	23,283	412,211
Subaru Corp. (Japan)	584	11,684
Suzuki Motor Corp. (Japan)	351	16,024
Toyota Motor Corp. (Japan)	2,020	157,818
Volkswagen AG (Germany)	31	11,246
Yadea Group Holdings Ltd. (China), 144A	1,002	2,240
Yamaha Motor Co. Ltd. (Japan)	268	6,601
		1,574,726
Banks — 0.1%
Associated Banc-Corp.	7,000	149,380
Banco BPM SpA (Italy)*	25,990	74,361
Bank of Montreal (Canada)(u)	2,653	236,484
Bank of Nova Scotia (The) (Canada)(u)	4,325	270,575
Canadian Imperial Bank of Commerce (Canada)	2,297	224,911
A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
CNB Financial Corp.	2,600	$63,986
DBS Group Holdings Ltd. (Singapore)	8,200	176,265
DNB ASA (Norway)	239	5,089
Equity Bancshares, Inc. (Class A Stock)*	3,500	95,900
Heartland Financial USA, Inc.	2,300	115,598
Intesa Sanpaolo SpA (Italy)*	12,910	35,010
Mediobanca Banca di Credito Finanziario SpA (Italy)*	3,005	33,363
National Bank of Canada (Canada)(u)	3,664	248,902
OFG Bancorp (Puerto Rico)	14,300	323,466
Oversea-Chinese Banking Corp. Ltd. (Singapore)	18,600	162,832
Primis Financial Corp.	15,300	222,462
RBB Bancorp	7,500	152,025
Royal Bank of Canada (Canada)	1,003	92,478
Swedbank AB (Sweden) (Class A Stock)	7,658	134,921
Toronto-Dominion Bank (The) (Canada)	3,086	201,264
United Overseas Bank Ltd. (Singapore)	8,700	167,422
		3,186,694
Beverages — 0.0%
Carlsberg A/S (Denmark) (Class B Stock)	2,229	342,485
Royal Unibrew A/S (Denmark)	1,995	208,786
		551,271
Biotechnology — 0.1%
Ardelyx, Inc.*	16,700	110,554
Avid Bioservices, Inc.*	4,200	76,566
Biogen, Inc.*	800	223,800
Blueprint Medicines Corp.*	3,600	350,028
Catalyst Pharmaceuticals, Inc.*	82,500	380,325
Eagle Pharmaceuticals, Inc.*	1,600	66,784
Emergent BioSolutions, Inc.*(u)	4,600	427,386
Genmab A/S (Denmark)*	353	116,174
Gilead Sciences, Inc.(u)	7,100	458,873
Incyte Corp.*	1,800	146,286
Organogenesis Holdings, Inc.*	20,700	377,154
Swedish Orphan Biovitrum AB (Sweden)*	16,735	267,829
United Therapeutics Corp.*(u)	3,100	518,537
		3,520,296
Building Products — 0.1%
American Woodmark Corp.*	4,300	423,894
dormakaba Holding AG (Switzerland)	249	170,090
JELD-WEN Holding, Inc.*	9,200	254,748
Masco Corp.(u)	7,500	449,250
Resideo Technologies, Inc.*	6,500	183,625
UFP Industries, Inc.(u)	5,900	447,456
		1,929,063
Capital Markets — 0.1%
Affiliated Managers Group, Inc.	1,000	149,030
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Azimut Holding SpA (Italy)	8,574	$195,875
CI Financial Corp. (Canada)(u)	21,001	303,309
Credit Suisse Group AG (Switzerland)(u)	34,629	364,287
Deutsche Bank AG (Germany)*	17,137	205,424
Evercore, Inc. (Class A Stock)(u)	3,200	421,568
Federated Hermes, Inc.(u)	18,800	588,440
IGM Financial, Inc. (Canada)	5,234	159,515
Julius Baer Group Ltd. (Switzerland)	2,821	180,329
Piper Sandler Cos.	3,700	405,705
Raymond James Financial, Inc.	2,000	245,120
SEI Investments Co.	3,100	188,883
UBS Group AG (Switzerland)	31,686	491,760
		3,899,245
Chemicals — 0.1%
BASF SE (Germany)	644	53,500
Cabot Corp.(u)	9,800	513,912
Covestro AG (Germany), 144A(u)	5,227	348,709
Element Solutions, Inc.(u)	29,300	535,897
Evonik Industries AG (Germany)(u)	8,376	296,408
Hexpol AB (Sweden)	6,788	76,656
Huntsman Corp.	13,500	389,205
LANXESS AG (Germany)	2,820	208,049
Methanex Corp. (Canada)	236	8,708
Nutrien Ltd. (Canada)	3,025	162,961
RPM International, Inc.(u)	4,400	404,140
Solvay SA (Belgium)	1,697	212,162
Stepan Co.	2,600	330,486
Trinseo SA(u)	6,600	420,222
W.R. Grace & Co.	6,200	371,132
Wacker Chemie AG (Germany)	606	86,272
Westlake Chemical Corp.	4,500	399,555
Yara International ASA (Brazil)(u)	12,213	635,711
		5,453,685
Commercial Services & Supplies — 0.1%
ABM Industries, Inc.	2,500	127,525
Herman Miller, Inc.(u)	13,500	555,525
Securitas AB (Sweden) (Class B Stock)	30,589	520,620
Waste Connections, Inc.	25,885	2,795,063
		3,998,733
Communications Equipment — 0.0%
Extreme Networks, Inc.*	30,600	267,750
NETGEAR, Inc.*(u)	13,400	550,740
Nokia OYJ (Finland)*	39,440	157,533
Plantronics, Inc.*	10,500	408,555
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	8,780	116,218
Ubiquiti, Inc.	1,000	298,300
		1,799,096
Construction & Engineering — 0.6%
Argan, Inc.	7,800	416,130
Eiffage SA (France)*	98,540	9,874,377
EMCOR Group, Inc.(u)	5,300	594,448

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Construction & Engineering (cont’d.)
Ferrovial SA (Spain)	234,586	$6,107,815
HOCHTIEF AG (Germany)(u)	1,403	125,805
Primoris Services Corp.(u)	12,900	427,377
Quanta Services, Inc.	2,000	175,960
Skanska AB (Sweden) (Class B Stock)(u)	8,782	220,162
Vinci SA (France)	88,316	9,057,557
		26,999,631
Construction Materials — 0.0%
Buzzi Unicem SpA (Italy)(u)	22,521	586,934
HeidelbergCement AG (Germany)(u)	3,574	324,978
LafargeHolcim Ltd. (Switzerland)*	3,401	199,981
Summit Materials, Inc. (Class A Stock)*(u)	14,700	411,894
		1,523,787
Consumer Finance — 0.0%
Capital One Financial Corp.	3,200	407,136
SLM Corp.(u)	35,600	639,732
		1,046,868
Diversified Consumer Services — 0.0%
Perdoceo Education Corp.*	7,500	89,700
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	9,300	281,511
Cellnex Telecom SA (Spain), 144A	161,454	9,324,239
Consolidated Communications Holdings, Inc.*	43,900	316,080
Proximus SADP (Belgium)(u)	26,326	571,411
Swisscom AG (Switzerland)(u)	670	359,602
Telecom Italia SpA (Italy)	440,324	237,920
Telefonica Deutschland Holding AG (Germany)	95,704	281,035
Verizon Communications, Inc.(u)	7,100	412,865
		11,784,663
Electric Utilities — 1.2%
BKW AG (Switzerland)*	2,006	219,045
Edison International	85,437	5,006,608
Enel SpA (Italy)	814,967	8,087,098
Eversource Energy	59,937	5,189,945
Fortum OYJ (Finland)	15,558	416,067
Hydro One Ltd. (Canada), 144A	4,016	93,537
Iberdrola SA (Spain)	608,587	7,837,459
NextEra Energy, Inc.	175,539	13,272,504
Orsted A/S (Denmark), 144A	27,434	4,442,827
Otter Tail Corp.(u)	11,200	517,104
PG&E Corp.*	452,586	5,299,782
Spark Infrastructure Group (Australia)	2,031,688	3,357,015
		53,738,991
Electrical Equipment — 0.1%
Acuity Brands, Inc.(u)	4,000	660,000
nVent Electric PLC(u)	20,300	566,573
Prysmian SpA (Italy)(u)	7,134	232,286
	Shares	Value

Common Stocks (continued)
Electrical Equipment (cont’d.)
Signify NV (Netherlands), 144A*	14,627	$758,537
		2,217,396
Electronic Equipment, Instruments & Components — 0.0%
Arrow Electronics, Inc.*	1,500	166,230
Jabil, Inc.(u)	9,100	474,656
Sanmina Corp.*(u)	13,300	550,354
ScanSource, Inc.*	5,900	176,705
Venture Corp. Ltd. (Singapore)	12,800	191,631
		1,559,576
Energy Equipment & Services — 0.0%
Core Laboratories NV	6,500	187,135
Saipem SpA (Italy)	59,045	162,131
Subsea 7 SA (United Kingdom)*	14,195	143,085
		492,351
Entertainment — 0.0%
Activision Blizzard, Inc.	400	37,200
Electronic Arts, Inc.	1,500	203,055
Playtika Holding Corp.*	15,200	413,592
Zynga, Inc. (Class A Stock)*	25,300	258,313
		912,160
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.	6,209	1,484,324
Crown Castle International Corp.	8,603	1,480,834
Empire State Realty Trust, Inc. (Class A Stock)	6,878	76,552
Equinix, Inc.	7,106	4,829,167
Gaming & Leisure Properties, Inc.	2,720	115,410
GEO Group, Inc. (The)	41,800	324,368
Paramount Group, Inc.	8,942	90,582
Pebblebrook Hotel Trust	6,800	165,172
Piedmont Office Realty Trust, Inc. (Class A Stock)(u)	23,700	411,669
PotlatchDeltic Corp.(u)	8,000	423,360
SL Green Realty Corp.	2,867	200,661
VEREIT, Inc.	9,200	355,304
Vornado Realty Trust	7,699	349,458
Weyerhaeuser Co.(u)	16,100	573,160
		10,880,021
Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	4,750	153,155
Axfood AB (Sweden)	2,842	68,014
Empire Co. Ltd. (Canada) (Class A Stock)	6,395	199,376
Etablissements Franz Colruyt NV (Belgium)	2,087	124,669
George Weston Ltd. (Canada)	327	28,956
ICA Gruppen AB (Sweden)(u)	2,992	146,370
Kesko OYJ (Finland) (Class B Stock)	4,123	126,207
Koninklijke Ahold Delhaize NV (Netherlands)(u)	28,071	782,943
Kroger Co. (The)	8,300	298,717

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Loblaw Cos. Ltd. (Canada)(u)	4,733	$264,388
Metro, Inc. (Canada)	1,089	49,680
Sprouts Farmers Market, Inc.*(u)	22,200	590,964
		2,833,439
Food Products — 0.0%
Emmi AG (Switzerland)	31	31,361
Kraft Heinz Co. (The)	8,100	324,000
Leroy Seafood Group ASA (Norway)	16,701	142,817
Maple Leaf Foods, Inc. (Canada)	318	7,250
Orkla ASA (Norway)(u)	21,256	208,426
Tyson Foods, Inc. (Class A Stock)	5,100	378,930
Wilmar International Ltd. (China)	29,100	117,734
		1,210,518
Gas Utilities — 0.1%
AltaGas Ltd. (Canada)	6,814	113,539
APA Group (Australia)	328,953	2,514,366
Italgas SpA (Italy)	4,618	30,024
		2,657,929
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories(u)	4,000	479,360
ABIOMED, Inc.*(u)	1,400	446,222
Align Technology, Inc.*	500	270,765
Danaher Corp.(u)	1,900	427,652
Demant A/S (Denmark)*(u)	3,827	162,336
Dentsply Sirona, Inc.(u)	6,800	433,908
DiaSorin SpA (Italy)	339	54,518
Elekta AB (Sweden) (Class B Stock)	4,706	61,029
Getinge AB (Sweden) (Class B Stock)	16,991	471,964
GN Store Nord A/S (Denmark)	1,046	82,359
Hill-Rom Holdings, Inc.	1,500	165,720
Hologic, Inc.*(u)	6,500	483,470
IDEXX Laboratories, Inc.*	800	391,448
Integra LifeSciences Holdings Corp.*	4,800	331,632
Koninklijke Philips NV (Netherlands)*	3,197	182,568
OraSure Technologies, Inc.*	36,500	425,955
Quidel Corp.*	2,400	307,032
ResMed, Inc.	800	155,216
Sonova Holding AG (Switzerland)*(u)	815	215,886
STERIS PLC(u)	2,300	438,104
		5,987,144
Health Care Providers & Services — 0.1%
Anthem, Inc.(u)	1,200	430,740
Cigna Corp.	1,300	314,262
Cross Country Healthcare, Inc.*	25,900	323,491
Fresenius Medical Care AG & Co. KGaA (Germany)	2,404	177,431
Galenica AG (Switzerland), 144A	555	34,680
McKesson Corp.(u)	2,200	429,088
Owens & Minor, Inc.(u)	12,600	473,634
UnitedHealth Group, Inc.	500	186,035
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Universal Health Services, Inc. (Class B Stock)(u)	4,100	$546,899
		2,916,260
Health Care Technology — 0.0%
CompuGroup Medical SE & Co. KgaA (Germany)	50	4,228
NextGen Healthcare, Inc.*	9,000	162,900
		167,128
Hotels, Restaurants & Leisure — 0.1%
Accor SA (France)*	3,480	131,367
Basic-Fit NV (Netherlands), 144A*	1,446	56,012
Biglari Holdings, Inc. (Class B Stock)*	1,000	132,760
Choice Hotels International, Inc.	585	62,765
Darden Restaurants, Inc.(u)	4,100	582,200
Del Taco Restaurants, Inc.(u)	53,200	509,656
Domino’s Pizza, Inc.(u)	1,100	404,569
Extended Stay America, Inc., UTS	1,856	36,656
Genting Singapore Ltd. (Singapore)	291,000	199,400
Hilton Worldwide Holdings, Inc.*	3,328	402,422
Hyatt Hotels Corp. (Class A Stock)	1,419	117,351
InterContinental Hotels Group PLC (United Kingdom)*	2,083	143,382
Jack in the Box, Inc.	3,700	406,186
Marriott International, Inc. (Class A Stock)*	3,958	586,219
Marriott Vacations Worldwide Corp.*	496	86,393
Melia Hotels International SA (Spain)*	3,298	24,534
Monarch Casino & Resort, Inc.*	1,200	72,744
Papa John’s International, Inc.(u)	4,700	416,608
RCI Hospitality Holdings, Inc.	3,100	197,129
Wendy’s Co. (The)	12,500	253,250
Whitbread PLC (United Kingdom)*	2,013	95,361
Wyndham Hotels & Resorts, Inc.	943	65,802
		4,982,766
Household Durables — 0.0%
D.R. Horton, Inc.	3,200	285,184
Electrolux AB (Sweden) (Class B Stock)	8,478	235,574
Husqvarna AB (Sweden) (Class B Stock)	11,101	160,130
Meritage Homes Corp.*	3,300	303,336
Skyline Champion Corp.*	9,300	420,918
		1,405,142
Household Products — 0.0%
Essity AB (Sweden) (Class B Stock)	7,934	250,652
Independent Power & Renewable Electricity Producers — 0.3%
Atlantic Power Corp.*	16,500	47,685
Capital Power Corp. (Canada)	4,594	133,064
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	2,104,952	2,878,194
EDP Renovaveis SA (Spain)	192,738	4,124,271
NextEra Energy Partners LP(a)	50,059	3,648,300
Northland Power, Inc. (Canada)(u)	2,653	96,160

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Uniper SE (Germany)	5,731	$207,505
Vistra Corp.	21,600	381,888
		11,517,067
Industrial Conglomerates — 0.0%
Rheinmetall AG (Germany)	2,144	217,582
Insurance — 0.1%
Ageas SA/NV (Belgium)(u)	8,521	513,875
Allianz SE (Germany)	841	214,257
ASR Nederland NV (Netherlands)	15,575	698,651
Assicurazioni Generali SpA (Italy)(u)	19,036	381,816
Baloise Holding AG (Switzerland)	188	31,996
Hanover Insurance Group, Inc. (The)(u)	3,300	427,218
iA Financial Corp., Inc. (Canada)	4,306	234,128
Manulife Financial Corp. (Canada)(u)	26,215	563,851
NN Group NV (Netherlands)	9,337	457,716
Old Republic International Corp.(u)	22,300	487,032
State Auto Financial Corp.	3,200	63,072
Stewart Information Services Corp.	5,500	286,165
Sun Life Financial, Inc. (Canada)(u)	2,171	109,716
Swiss Life Holding AG (Switzerland)	156	76,743
Unipol Gruppo SpA (Italy)*(u)	97,790	547,641
Universal Insurance Holdings, Inc.	15,500	222,270
Zurich Insurance Group AG (Switzerland)	27	11,527
		5,327,674
Interactive Media & Services — 0.0%
Alphabet, Inc. (Class A Stock)*(u)	200	412,504
Cars.com, Inc.*(u)	33,000	427,680
Facebook, Inc. (Class A Stock)*(u)	1,700	500,701
		1,340,885
Internet & Direct Marketing Retail — 0.1%
eBay, Inc.(u)	8,700	532,788
HelloFresh SE (Germany)*	1,943	145,192
Liquidity Services, Inc.*	18,700	347,446
Overstock.com, Inc.*	4,500	298,170
Qurate Retail, Inc. (Class A Stock)	31,900	375,144
Stamps.com, Inc.*	1,200	239,412
Zalando SE (Germany), 144A*	9	884
		1,939,036
IT Services — 0.1%
Amdocs Ltd.(u)	6,600	462,990
BM Technologies, Inc.(original cost $21,247; purchased 05/01/20 - 07/29/20)*^(f)	2,539	27,327
CGI, Inc. (Canada)*	1,210	100,790
Cognizant Technology Solutions Corp. (Class A Stock)(u)	6,600	515,592
EPAM Systems, Inc.*(u)	1,200	476,028
EVERTEC, Inc. (Puerto Rico)	2,000	74,440
Hackett Group, Inc. (The)(u)	30,300	496,617
International Money Express, Inc.*	7,700	115,577
	Shares	Value

Common Stocks (continued)
IT Services (cont’d.)
Sykes Enterprises, Inc.*	2,700	$119,016
		2,388,377
Leisure Products — 0.1%
American Outdoor Brands, Inc.*(u)	17,850	449,820
BRP, Inc.(u)	3,348	290,309
Brunswick Corp.(u)	5,300	505,461
Johnson Outdoors, Inc. (Class A Stock)(u)	3,100	442,525
Smith & Wesson Brands, Inc.(u)	27,200	474,640
		2,162,755
Life Sciences Tools & Services — 0.1%
Avantor, Inc.*	12,700	367,411
Bio-Techne Corp.(u)	1,400	534,702
Charles River Laboratories International, Inc.*(u)	1,900	550,677
Medpace Holdings, Inc.*(u)	3,600	590,580
PerkinElmer, Inc.(u)	3,400	436,186
QIAGEN NV*	812	39,447
Tecan Group AG (Switzerland)*	341	151,474
Thermo Fisher Scientific, Inc.(u)	1,000	456,380
		3,126,857
Machinery — 0.2%
Aalberts NV (Netherlands)	3,175	161,576
AGCO Corp.(u)	4,300	617,695
Alfa Laval AB (Sweden)*	2,283	69,064
Bucher Industries AG (Switzerland)(u)	436	222,251
Cummins, Inc.	1,300	336,843
Donaldson Co., Inc.(u)	8,200	476,912
Duerr AG (Germany)	742	30,922
Epiroc AB (Sweden) (Class A Stock)	735	16,663
Gates Industrial Corp. PLC*	9,100	145,509
Georg Fischer AG (Switzerland)(u)	65	86,858
KION Group AG (Germany)	239	23,621
Meritor, Inc.*(u)	14,200	417,764
Metso Outotec OYJ (Finland)	10,140	113,092
Mueller Industries, Inc.(u)	10,600	438,310
Oshkosh Corp.(u)	3,600	427,176
Sandvik AB (Sweden)*	6,671	182,415
Shyft Group, Inc. (The)(u)	14,500	539,400
SKF AB (Sweden) (Class B Stock)(u)	13,531	384,855
Sulzer AG (Switzerland)(u)	1,823	205,235
Timken Co. (The)(u)	5,200	422,084
Trelleborg AB (Sweden) (Class B Stock)*	9,666	245,827
Valmet OYJ (Finland)	9,796	356,666
Volvo AB (Sweden) (Class B Stock)*	8,256	209,483
Wartsila OYJ Abp (Finland)	9,285	97,293
Yangzijiang Shipbuilding Holdings Ltd. (China)	600,600	574,729
		6,802,243
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	328	763,124

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Marine (cont’d.)
Eagle Bulk Shipping, Inc.*	10,900	$393,708
Kuehne + Nagel International AG (Switzerland)	34	9,702
Matson, Inc.(u)	8,100	540,270
		1,706,804
Media — 0.0%
Cogeco Communications, Inc. (Canada)	1,871	175,681
Gray Television, Inc.(u)	24,400	448,960
Nexstar Media Group, Inc. (Class A Stock)(u)	3,800	533,634
ProSiebenSat.1 Media SE (Germany)*(u)	20,042	409,902
Quebecor, Inc. (Canada) (Class B Stock)	6,781	182,057
Telenet Group Holding NV (Belgium)	2,049	83,228
		1,833,462
Metals & Mining — 0.1%
Alamos Gold, Inc. (Canada) (Class A Stock)	19,221	150,195
Alcoa Corp.*	10,500	341,145
APERAM SA (Luxembourg)	3,817	172,542
ArcelorMittal SA (Luxembourg)*	12,983	378,050
Aurubis AG (Germany)	2,665	220,756
Barrick Gold Corp. (Canada)	7,264	144,101
BHP Group Ltd. (Australia)	8,615	298,172
Boliden AB (Sweden)	6,959	258,401
Centerra Gold, Inc. (Kyrgyzstan)(u)	39,757	351,793
Endeavour Mining Corp. (Ivory Coast)(u)	6,855	138,169
Equinox Gold Corp. (Canada)*	6,385	50,909
Fortescue Metals Group Ltd. (Australia)	5,732	87,491
Freeport-McMoRan, Inc.*(u)	16,100	530,173
Kinross Gold Corp. (Canada)(u)	65,754	437,942
Lundin Mining Corp. (Chile)	4,027	41,433
Newmont Corp.(u)	7,200	433,944
Norsk Hydro ASA (Norway)	72,308	463,822
Rio Tinto PLC (Australia)	2,990	228,941
SSR Mining, Inc. (Canada)	7,925	113,322
Steel Dynamics, Inc.(u)	9,300	472,068
Teck Resources Ltd. (Canada) (Class B Stock)	8,505	162,899
Vale SA (Brazil)	9,865	170,935
Yamana Gold, Inc. (Canada)	30,790	133,774
		5,780,977
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Chimera Investment Corp.(u)	38,700	491,490
Colony Credit Real Estate, Inc.(u)	55,400	472,008
		963,498
Multiline Retail — 0.0%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)(u)	4,971	705,402
	Shares	Value

Common Stocks (continued)
Multiline Retail (cont’d.)
Dollar Tree, Inc.*	1,600	$183,136
		888,538
Multi-Utilities — 0.7%
A2A SpA (Italy)(u)	220,585	401,240
Atco Ltd. (Canada) (Class I Stock)(u)	6,649	220,734
Dominion Energy, Inc.	86,376	6,561,121
Engie SA (France)*	257,595	3,667,216
Hera SpA (Italy)	53,367	205,439
MDU Resources Group, Inc.(u)	18,900	597,429
Public Service Enterprise Group, Inc.	68,591	4,129,864
RWE AG (Germany)(u)	248,847	9,783,867
Sempra Energy(u)	42,558	5,642,340
		31,209,250
Oil, Gas & Consumable Fuels — 0.9%
Cabot Oil & Gas Corp.	8,408	157,902
Cheniere Energy, Inc.*	102,637	7,390,890
Cimarex Energy Co.(u)	9,300	552,327
ConocoPhillips	24,688	1,307,723
Devon Energy Corp.	11,017	240,721
Enbridge, Inc. (Canada)	108,926	3,968,037
Eni SpA (Italy)	12,807	158,108
Equinor ASA (Norway)	12,081	236,477
Equitrans Midstream Corp.	323,019	2,635,835
Gibson Energy, Inc. (Canada)	8,019	142,105
Hess Corp.	5,588	395,407
Imperial Oil Ltd. (Canada)	5,192	125,761
ONEOK, Inc.	53,106	2,690,350
Parkland Corp. (Canada)(u)	8,534	256,421
Pembina Pipeline Corp. (Canada)	88,588	2,558,880
Pioneer Natural Resources Co.	4,089	649,415
Southwestern Energy Co.*	10,542	49,020
Targa Resources Corp.(u)	236,502	7,508,938
TC Energy Corp. (Canada)	56,998	2,612,919
Tourmaline Oil Corp. (Canada)(u)	33,221	632,328
Williams Cos., Inc. (The)	270,917	6,418,024
		40,687,588
Paper & Forest Products — 0.0%
Stora Enso OYJ (Finland) (Class R Stock)	7,529	140,486
UPM-Kymmene OYJ (Finland)	1,657	59,558
West Fraser Timber Co. Ltd. (Canada)	7,153	514,604
		714,648
Personal Products — 0.0%
Medifast, Inc.	1,400	296,548
Nu Skin Enterprises, Inc. (Class A Stock)(u)	9,100	481,299
USANA Health Sciences, Inc.*	3,700	361,120
		1,138,967
Pharmaceuticals — 0.1%
Bayer AG (Germany)	669	42,420
Bristol-Myers Squibb Co.(u)	6,900	435,597
H. Lundbeck A/S (Denmark)	636	21,761

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Jazz Pharmaceuticals PLC*	700	$115,059
Novartis AG (Switzerland)	783	66,889
Orion OYJ (Finland) (Class B Stock)	919	36,857
Perrigo Co. PLC	8,600	348,042
Prestige Consumer Healthcare, Inc.*(u)	12,700	559,816
Roche Holding AG (Switzerland)	431	139,287
UCB SA (Belgium)	2,039	194,359
Vifor Pharma AG (Switzerland)	13	1,770
		1,961,857
Professional Services — 0.1%
Adecco Group AG (Switzerland)(u)	8,137	549,500
CACI International, Inc. (Class A Stock)*	600	147,996
DKSH Holding AG (Switzerland)(u)	3,603	277,054
Randstad NV (Netherlands)	9,296	654,707
SGS SA (Switzerland)(u)	48	136,574
Stantec, Inc. (Canada)(u)	5,137	219,918
		1,985,749
Road & Rail — 0.7%
Canadian National Railway Co. (Canada)	25,805	2,994,670
ComfortDelGro Corp. Ltd. (Singapore)	183,800	234,388
Kansas City Southern	26,019	6,866,934
Knight-Swift Transportation Holdings, Inc.(u)	9,600	461,664
Norfolk Southern Corp.	40,226	10,801,486
Schneider National, Inc. (Class B Stock)(u)	16,800	419,496
TFI International, Inc. (Canada)(u)	4,592	344,208
Union Pacific Corp.	43,370	9,559,182
Werner Enterprises, Inc.(u)	10,700	504,719
		32,186,747
Semiconductors & Semiconductor Equipment — 0.1%
ams AG (Austria)*(u)	7,091	141,614
Applied Materials, Inc.	1,400	187,040
ASM International NV (Netherlands)	4	1,169
Axcelis Technologies, Inc.*	2,600	106,834
Cirrus Logic, Inc.*	1,800	152,622
Cohu, Inc.*	1,400	58,576
Entegris, Inc.	700	78,260
FormFactor, Inc.*	8,400	378,924
Kulicke & Soffa Industries, Inc. (Singapore)(u)	9,300	456,723
MKS Instruments, Inc.(u)	3,400	630,428
Semtech Corp.*(u)	7,400	510,600
Ultra Clean Holdings, Inc.*(u)	7,700	446,908
		3,149,698
Software — 0.2%
A10 Networks, Inc.*(u)	49,200	472,812
Adobe, Inc.*(u)	900	427,833
Autodesk, Inc.*	400	110,860
Cadence Design Systems, Inc.*(u)	4,000	547,960
CDK Global, Inc.(u)	8,200	443,292
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
ChannelAdvisor Corp.*(u)	23,100	$544,005
Constellation Software, Inc. (Canada)	23	32,120
Dropbox, Inc. (Class A Stock)*(u)	21,500	573,190
eGain Corp.*	33,400	316,966
Fair Isaac Corp.*(u)	1,000	486,050
FireEye, Inc.*	9,500	185,915
Intuit, Inc.	400	153,224
J2 Global, Inc.*(u)	4,900	587,314
Manhattan Associates, Inc.*(u)	4,200	492,996
McAfee Corp. (Class A Stock)(u)	18,400	418,416
Microsoft Corp.(u)	2,100	495,117
Open Text Corp. (Canada)	2,683	127,927
Progress Software Corp.(u)	12,300	541,938
PTC, Inc.*(u)	3,100	426,715
QAD, Inc. (Class A Stock)	6,000	399,480
Sapiens International Corp. NV (Israel)(u)	15,600	495,924
Software AG (Germany)(u)	4,207	177,538
SolarWinds Corp.*(u)	26,000	453,440
SPS Commerce, Inc.*(u)	5,100	506,481
Zix Corp.*	37,800	285,390
		9,702,903
Specialty Retail — 0.1%
AutoNation, Inc.*(u)	6,200	577,964
Buckle, Inc. (The)	10,200	400,656
Hibbett Sports, Inc.*	2,400	165,336
Murphy USA, Inc.	2,400	346,944
Penske Automotive Group, Inc.	600	48,144
Zumiez, Inc.*	8,300	356,070
		1,895,114
Textiles, Apparel & Luxury Goods — 0.1%
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	984	94,486
Crocs, Inc.*	400	32,180
Deckers Outdoor Corp.*	1,200	396,504
HUGO BOSS AG (Germany)	4,738	185,946
Kontoor Brands, Inc.	900	43,677
Pandora A/S (Denmark)*(u)	5,724	613,215
Swatch Group AG (The) (Switzerland)*	951	273,475
Tapestry, Inc.*(u)	13,300	548,093
		2,187,576
Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	3,200	44,320
OP Bancorp	4,600	48,392
		92,712
Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.(u)	4,900	446,733
Boise Cascade Co.(u)	8,900	532,487
Brenntag SE (Germany)(u)	6,881	588,273
Finning International, Inc. (Canada)	6,703	170,469
Univar Solutions, Inc.*	12,700	273,558

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Veritiv Corp.*	8,300	$353,082
		2,364,602
Transportation Infrastructure — 0.8%
Aena SME SA (Spain), 144A*	44,789	7,257,070
Aeroports de Paris (France)*	3,253	388,680
Atlantia SpA (Italy)*	155,548	2,911,060
Atlas Arteria Ltd. (Australia)	1,425,938	6,470,049
Flughafen Zurich AG (Switzerland)*(u)	689	113,267
Fraport AG Frankfurt Airport Services Worldwide (Germany)*	3,012	183,548
Getlink SE (France)*	175,427	2,692,371
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)*	326,286	3,405,973
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)*	153,026	2,717,700
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	1,158,297	1,445,141
SATS Ltd. (Singapore)*	2,900	9,403
Sydney Airport (Australia)*	910,872	4,293,179
Transurban Group (Australia)	472,765	4,797,705
		36,685,146
Water Utilities — 0.2%
American Water Works Co., Inc.	33,528	5,026,518
Essential Utilities, Inc.	88,801	3,973,845
		9,000,363
Wireless Telecommunication Services — 0.0%
Freenet AG (Germany)	6,430	154,259

Total Common Stocks (cost $334,513,584)		385,374,401
Exchange-Traded Funds — 2.2%
Energy Select Sector SPDR Fund	141,000	6,917,460
Financial Select Sector SPDR Fund	212,000	7,218,600
Invesco Preferred ETF(a)	340,000	5,100,000
iShares TIPS Bond ETF(a)	143,000	17,946,500
SPDR Bloomberg Barclays Convertible Securities ETF(a)	81,000	6,751,350
VanEck Vectors Gold Miners ETF	34,000	1,105,000
Vanguard Global ex-U.S. Real Estate ETF	320,000	17,843,200
Vanguard Real Estate ETF(a)	316,000	29,027,760
Vanguard Total International Bond ETF(a)	130,000	7,425,600

Total Exchange-Traded Funds (cost $94,536,765)		99,335,470
Preferred Stocks — 0.3%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	55	4,378
Porsche Automobil Holding SE (Germany) (PRFC)	148	15,718
	Shares	Value

Preferred Stocks (continued)
Automobiles (cont’d.)
Volkswagen AG (Germany) (PRFC)	477	$133,791
		153,887
Commercial Services & Supplies — 0.2%
GFL Environmental, Inc. (Canada), CVT, 6.000%, Maturing 03/15/23	81,107	6,615,898
Electric Utilities — 0.1%
AES Corp. (The), CVT, 6.875%, Maturing 02/15/24*	25,357	2,619,378
NextEra Energy, Inc., CVT, 6.219%, Maturing 09/01/23	80,493	3,992,453
		6,611,831
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)(u)	1,126	126,790
Internet & Direct Marketing Retail — 0.0%
Qurate Retail, Inc., 8.000%, Maturing 03/15/31	1,272	129,299

Total Preferred Stocks (cost $11,051,746)		13,637,705

	Units
Rights* — 0.0%
Biotechnology
Ambit Biosciences Corp. CVR, expiring 12/31/49^(u)	11,080	7,147
(cost $0)
Warrants* — 0.0%
Oil, Gas & Consumable Fuels
Cenovus Energy, Inc. (Canada), expiring 01/01/26	822	3,296
(cost $2,865)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.6%
Automobiles — 0.0%
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	280	316,659
Oscar US Funding XI LLC (Japan),
Series 2019-02A, Class A2, 144A
2.490%	08/10/22	257	257,701
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	500	528,449
			1,102,809
Consumer Loans — 0.0%
Marlette Funding Trust,
Series 2019-03A, Class A, 144A
2.690%	09/17/29	18	17,891

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment — 0.0%
ITE Rail Fund Levered LP,
Series 2021-01A, Class A
2.250%	02/28/51	139	$139,144
Home Equity Loans — 0.2%
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.159%(c)	12/25/33	844	840,237
Argent Securities Trust,
Series 2006-W01, Class A2D, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.709%(c)	03/25/36	366	351,221
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
0.934%(c)	04/25/34	889	875,382
Asset-Backed Funding Certificates Trust,
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.709%(c)	10/25/34	65	64,642
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
1.084%(c)	12/25/34	464	458,919
Series 2005-HE01, Class M4, 1 Month LIBOR + 2.175% (Cap N/A, Floor 2.175%)
2.284%(c)	01/25/35	961	960,242
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.145% (Cap N/A, Floor 0.145%)
0.254%(c)	09/25/36	244	235,103
Series 2007-AMC02, Class A3A, 1 Month LIBOR + 0.080% (Cap N/A, Floor 0.080%)
0.189%(c)	01/25/37	609	506,136
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
0.799%(c)	10/25/35	500	480,344
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	1,204	693,330
Series 2006-07, Class AF4A
6.720%	03/25/46	53	39,469
Home Equity Asset Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
0.904%(c)	07/25/34	44	44,082
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
0.964%(c)	08/25/34	51	50,844
Series 2005-08, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
0.784%(c)	02/25/36	300	291,556
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE05, Class A2B, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.219%(c)	08/25/37	1,365	$882,515
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
0.769%(c)	01/25/35	268	262,307
New Century Home Equity Loan Trust,
Series 2001-NC01, Class M3
3.706%(cc)	06/20/31	455	448,742
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.765%)
0.874%(c)	02/25/35	135	133,603
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2005-FM01, Class M3, 1 Month LIBOR + 0.765% (Cap N/A, Floor 0.765%)
0.874%(c)	05/25/35	1,800	1,701,952
Option One Mortgage Loan Trust,
Series 2007-CP01, Class 1A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.249%(c)	03/25/37	165	152,994
Soundview Home Loan Trust,
Series 2007-OPT01, Class 1A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.309%(c)	06/25/37	395	324,675
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.049%(c)	11/25/33	10	9,884
Washington Mutual Asset-Backed Certificates Trust,
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.359%(c)	04/25/37	1,363	679,831
			10,488,010
Other — 0.0%
Mill City Solar Loan Ltd.,
Series 2019-01A, Class A, 144A
4.340%	03/20/43	166	180,404
Sonic Capital LLC,
Series 2020-01A, Class A2I, 144A
3.845%	01/20/50	386	399,771
Sunnova Helios II Issuer LLC,
Series 2019-AA, Class C
5.320%	06/20/46	274	287,254
			867,429
Residential Mortgage-Backed Securities — 0.3%
CIT Mortgage Loan Trust,
Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.459%(c)	10/25/37	608	611,299
Series 2007-01, Class 1M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.609%(c)	10/25/37	600	611,010

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates,
Series 2006-15, Class A6
4.497%(cc)	10/25/46	46	$46,566
Series 2007-08, Class 1A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.299%(c)	11/25/37	1,676	1,596,478
Countrywide Asset-Backed Certificates Trust,
Series 2004-07, Class MV5, 1 Month LIBOR + 1.725% (Cap N/A, Floor 1.725%)
1.834%(c)	11/25/34	969	971,859
Series 2005-11, Class MV3, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
0.904%(c)	02/25/36	276	274,926
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.569%(c)	05/25/36	945	938,497
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
0.849%(c)	08/25/47	245	240,550
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A3, 144A, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
0.329%(c)	07/25/37	1,418	1,128,831
Ellington Loan Acquisition Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.209%(c)	05/25/37	165	164,848
First Franklin Mortgage Loan Trust,
Series 2005-FF08, Class M2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.889%(c)	09/25/35	597	598,794
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.419%(c)	07/25/36	417	400,006
Series 2006-FF17, Class A2, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.229%(c)	12/25/36	929	828,908
GSAMP Trust,
Series 2007-NC01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.259%(c)	12/25/46	728	478,065
Long Beach Mortgage Loan Trust,
Series 2006-07, Class 2A2, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.229%(c)	08/25/36	156	83,040
RASC Trust,
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.495%)
0.604%(c)	04/25/36	94	92,008
Saxon Asset Securities Trust,
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.419%(c)	09/25/37	132	128,119
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE01, Class A2C, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.429%(c)	07/25/36	543	258,865
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2006-HE02, Class A2C, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.409%(c)	07/25/36		109	$60,811
Soundview Home Loan Trust,
Series 2007-WMC01, Class 3A1, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.219%(c)	02/25/37		508	185,748
Series 2007-WMC01, Class 3A3, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
0.369%(c)	02/25/37		1,436	544,100
Stanwich Mortgage Loan Co. LLC,
Series 2019-NPB01, Class A1, 144A
3.375%	08/15/24		169	169,924
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59		1,592	1,663,328
Series 2020-01, Class A1, 144A
2.710%(cc)	01/25/60		369	380,762
				12,457,342
Student Loans — 0.1%
KeyCorp Student Loan Trust,
Series 2005-A, Class 2C, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.493%(c)	12/27/38		355	341,294
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A
2.500%	09/16/69		200	198,670
SLM Student Loan Trust,
Series 2003-05, Class A5
—%(p)	06/17/24	EUR	7	8,867
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
0.768%(c)	10/25/64		442	442,800
SMB Private Education Loan Trust,
Series 2020-B, Class A1A, 144A
1.290%	07/15/53		339	339,263
Series 2020-B, Class A1B, 144A, 1 Month LIBOR + 1.100%
1.206%(c)	07/15/53		85	86,090
Series 2021-A, Class A2B, 144A
1.590%	01/15/53		180	176,908
Series 2021-A, Class D2, 144A
3.860%	01/15/53		279	275,186
				1,869,078

Total Asset-Backed Securities (cost $27,004,232)				26,941,703
Bank Loans — 0.0%
Commercial Services — 0.0%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23		80	79,926
Prime Security Services Borrower LLC,
2021 Refinancing Term B-1 Loan, 1 Month LIBOR + 2.750%
3.500%(c)	09/23/26		147	146,277

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Commercial Services (cont’d.)
Trans Union LLC,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.859%(c)	11/16/26	55	$54,158
			280,361
Computers — 0.0%
Dell International LLC,
Refinancing Term B-2 Loan, 1 Month LIBOR + 1.750%
2.000%(c)	09/19/25	63	62,778
Diversified Financial Services — 0.0%
Edelman Financial Center LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	07/21/25	19	19,243
Jane Street Group LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	01/31/28	30	29,130
VFH Parent LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.110%(c)	03/01/26	8	8,194
			56,567
Entertainment — 0.0%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
2.859%(c)	08/14/24	82	79,908
Food Service — 0.0%
TKC Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
4.750%(c)	02/01/23	108	105,081
Healthcare-Services — 0.0%
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
3.865%(c)	11/17/25	84	83,463
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
3.361%(c)	03/05/26	29	29,207
			112,670
Household Products/Wares — 0.0%
Reynolds Consumer Products LLC,
Initial Term Loan, 1 Month LIBOR + 1.750%
1.859%(c)	02/04/27	26	26,207
Insurance — 0.0%
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	11/03/24	69	68,289
Leisure Time — 0.0%
Alterra Mountain Co.,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	07/31/24	29	28,951
Lodging — 0.0%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
2.859%(c)	12/23/24	133	131,044
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Lodging (cont’d.)
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/18/24	68	$67,353
Hilton Worldwide Finance LLC,
Refinance Series B-2 Term Loan, 1 Month LIBOR + 1.750%
1.868%(c)	06/22/26	78	76,711
			275,108
Media — 0.0%
Charter Communications Operating LLC,
Term Loan B-1, 1 Month LIBOR + 1.750%
1.860%(c)	04/30/25	153	152,747
Univision Communications, Inc.,
2020 Replacement New First-Lien Term Loans, 1 Month LIBOR + 3.750%
4.750%(c)	03/15/26	174	173,249
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
2.606%(c)	01/31/28	50	49,517
			375,513
Packaging & Containers — 0.0%
Berry Global, Inc.,
Term Z Loan, 3 Month LIBOR + 1.750%
1.898%(c)	07/01/26	51	50,107
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
2.859%(c)	02/06/23	4	4,208
			54,315
Pharmaceuticals — 0.0%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.109%(c)	06/02/25	31	31,114
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24	85	84,769
			115,883
Retail — 0.0%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
1.859%(c)	11/19/26	127	124,326
Software — 0.0%
athenahealth, Inc.,
Additional Term B-1, 3 Month LIBOR + 4.250%
4.453%(c)	02/11/26	29	29,500
Telecommunications — 0.0%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.359%(c)	03/15/27	229	225,856
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 1 Month LIBOR + 1.750%
1.859%(c)	03/01/27	67	66,550

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans (continued)
Telecommunications (cont’d.)
Numericable US LLC (France),
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
3.794%(c)	01/31/26		135	$133,807
				426,213

Total Bank Loans (cost $2,244,377)				2,221,670
Commercial Mortgage-Backed Securities — 0.1%
A10 Bridge Asset Financing LLC,
Series 2020-C, Class A, 144A
2.021%	08/15/40		311	311,666
AREIT Trust,
Series 2020-CRE04, Class A, 144A, 1 Month LIBOR + 2.620% (Cap N/A, Floor 2.620%)
2.728%(c)	04/15/37		100	102,029
Bancorp Commercial Mortgage Trust,
Series 2019-CRE06, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.156%(c)	09/15/36		897	896,542
BANK,
Series 2021-BN32, Class XA
0.894%(cc)	04/15/54		1,080	66,085
Business Mortgage Finance 7 PLC (United Kingdom),
Series 07X, Class A1, 3 Month GBP LIBOR + 1.000%
2.056%(c)	02/15/41	GBP	157	216,623
Credit Suisse Mortgage Trust,
Series 2017-CHOP, Class F, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 4.350%)
4.456%(c)	07/15/32		460	385,105
European Loan Conduit No. 36 DAC (Ireland),
Series 36A, Class A1, 144A, 3 Month EURIBOR + 1.000% (Cap 6.000%, Floor 1.000%)
1.000%(c)	02/17/30	EUR	300	352,745
GS Mortgage Securities Corp. II,
Series 2018-SRP05, Class C, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)
3.856%(c)	09/15/31		900	241,756
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class XA, IO
1.929%(cc)	11/10/45		938	20,770
IMT Trust,
Series 2017-APTS, Class FFL, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.956%(c)	06/15/34		723	715,879
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C02, Class A3, 144A
4.070%	11/15/43		295	295,990
Series 2018-PHMZ, Class M, 144A, 1 Month LIBOR + 8.208% (Cap N/A, Floor 8.208%)
8.314%(c)	06/15/35		1,000	647,490
Series 2019-FL12, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.556%(c)	12/15/31		1,507	1,491,564
Series 2020-MKST, Class G, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.356%(c)	12/15/36		210	180,953
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-MKST, Class H, 144A, 1 Month LIBOR + 6.750% (Cap N/A, Floor 6.750%)
6.856%(c)	12/15/36		210	$171,933
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.056%(c)	01/15/26		500	503,099
Real Estate Asset Liquidity Trust (Canada),
Series 2018-01A, Class A1, 144A
3.072%	08/12/53	CAD	208	171,098

Total Commercial Mortgage-Backed Securities (cost $7,855,277)				6,771,327
Corporate Bonds — 5.4%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24		400	400,664
3.250%	02/01/35		60	58,029
3.550%	03/01/38		10	9,659
3.750%	02/01/50		10	9,551
5.150%	05/01/30		430	495,207
5.705%	05/01/40		100	122,393
5.805%	05/01/50		240	303,588
5.930%	05/01/60		80	102,330
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/40		10	11,768
4.250%	04/01/50		20	23,988
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.250%	05/01/50		200	260,760
				1,797,937
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32		10	9,503
4.800%	02/14/29		8	9,181
5.800%	02/14/39		60	73,340
5.950%	02/14/49		200	249,661
6.200%	02/14/59		92	112,392
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		100	106,426
4.540%	08/15/47		250	252,023
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43		30	36,190
				848,716
Airlines — 0.0%
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31		175	169,889

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
British Airways 2019-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
3.350%	12/15/30		92	$89,693
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25		156	179,623
Sr. Unsec’d. Notes
2.900%	10/28/24		60	59,846
3.400%	04/19/21		190	189,961
3.625%	03/15/22		80	80,793
3.800%	04/19/23		20	20,513
7.375%	01/15/26		60	70,679
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25		260	277,489
4.750%	10/20/28		120	130,562
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		60	65,772
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25		80	90,405
				1,425,225
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
5.375%	05/15/25		30	31,718
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25		4	4,077
NIKE, Inc.,
Sr. Unsec’d. Notes
3.375%	03/27/50		10	10,517
				46,312
Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.514%	02/17/23	EUR	100	118,179
3.087%	01/09/23		200	203,300
3.350%	11/01/22		200	203,796
3.370%	11/17/23		300	307,598
4.000%	11/13/30		200	198,415
4.375%	08/06/23		200	209,116
5.875%	08/02/21		200	202,754
Sr. Unsec’d. Notes, EMTN
—%(p)	05/14/21	EUR	500	586,067
2.748%	06/14/24	GBP	100	139,242
Sr. Unsec’d. Notes, MTN
3.550%	10/07/22		300	306,670
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.550%	07/08/22		300	310,739
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN
2.650%	07/13/22		400	$408,685
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30		310	339,218
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.940%
1.141%(c)	11/12/21		200	200,910
Gtd. Notes, 144A
4.000%	11/12/21		200	204,364
Volkswagen International Finance NV (Germany),
Gtd. Notes, 3 Month EURIBOR + 1.550%
1.003%(c)	11/16/24	EUR	500	608,080
				4,547,133
Auto Parts & Equipment — 0.0%
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%
3.750%	09/15/26	EUR	100	119,885
Sr. Sec’d. Notes, 144A, Cash coupon 6.375% or PIK 7.125%
6.375%	05/15/29		200	217,972
				337,857
Banks — 2.1%
ABQ Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.500%	02/22/22		800	817,236
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month LIBOR + 0.400% (Cap N/A, Floor 4.000%)
4.000%(c)	04/19/21(a)(oo)		2,190	2,154,036
Banca Carige SpA (Italy),
Covered Bonds, 3 Month EURIBOR + 1.500%
0.960%(c)	05/25/22	EUR	600	708,488
Covered Bonds, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.157%(c)	10/25/21	EUR	600	707,243
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
0.875%	10/08/27	EUR	300	368,014
Sr. Unsec’d. Notes, EMTN
2.625%	04/28/25	EUR	100	120,047
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	09/24/23(oo)	EUR	200	249,785
8.875%(ff)	04/14/21(oo)	EUR	800	940,538
Sub. Notes, 144A
4.875%	04/21/25(a)		420	445,937
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
2.850%	01/27/23		300	305,901
Banco de Credito del Peru (Peru),
Sub. Notes, 144A
3.250%(ff)	09/30/31		430	428,388
Sub. Notes, 144A, MTN
3.125%(ff)	07/01/30(a)		380	380,382

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	700	$114,925
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
7.625%(ff)	01/10/28(oo)		1,300	1,425,842
Banco Nacional de Comercio Exterior SNC (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25		630	695,858
Banco Nacional de Panama (Panama),
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30(a)		1,600	1,484,837
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico),
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25		470	527,368
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%(ff)	09/11/21(oo)	EUR	200	239,243
Sr. Unsec’d. Notes
1.849%	03/25/26		200	199,605
Bancolombia SA (Colombia),
Sr. Unsec’d. Notes
3.000%	01/29/25(a)		610	622,865
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31		610	622,524
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	03/17/25(oo)		10	11,106
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(oo)		590	647,542
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.125%(ff)	12/15/25(oo)		300	327,544
7.250%(ff)	03/15/23(oo)	GBP	200	297,778
7.750%(ff)	09/15/23(oo)		200	218,035
8.000%(ff)	06/15/24(oo)		490	549,453
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.624%(c)	02/15/23		400	403,016
Sr. Unsec’d. Notes, EMTN
3.375%(ff)	04/02/25	EUR	600	768,758
Sub. Notes
4.836%	05/09/28		500	557,902
5.200%	05/12/26		300	339,035
BBVA Bancomer SA (Mexico),
Sub. Notes, 144A
5.125%(ff)	01/18/33		440	455,080
BNP Paribas SA (France),
Jr. Sub. Notes
6.125%(ff)	06/17/22(oo)	EUR	220	271,861
Sr. Unsec’d. Notes, EMTN
3.375%	01/23/26	GBP	600	904,582
BPCE SA (France),
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 1.220%
1.402%(c)	05/22/22		700	707,727
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
China Development Bank (China),
Unsec’d. Notes, Series 1610
3.180%	04/05/26	CNH	2,000	$301,182
Unsec’d. Notes, Series 1613
3.050%	08/25/26	CNH	10,200	1,521,626
Unsec’d. Notes, Series 1710
4.040%	04/10/27	CNH	13,100	2,049,626
Unsec’d. Notes, Series 1715
4.240%	08/24/27	CNH	64,400	10,188,345
Unsec’d. Notes, Series 1805
4.880%	02/09/28	CNH	1,200	197,467
Unsec’d. Notes, Series 1810
4.040%	07/06/28	CNH	12,900	2,020,830
Unsec’d. Notes, Series 1905
3.480%	01/08/29	CNH	2,700	407,365
Unsec’d. Notes, Series 1909
3.500%	08/13/26	CNH	15,000	2,290,510
Unsec’d. Notes, Series 1910
3.650%	05/21/29	CNH	2,700	411,881
Unsec’d. Notes, Series 1915
3.450%	09/20/29	CNH	2,300	345,820
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	05/15/25(oo)		590	640,153
Sr. Unsec’d. Notes
8.125%	07/15/39		150	246,181
Sub. Notes
5.300%	05/06/44		100	125,778
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
4.625%(ff)	12/29/25(oo)	EUR	600	769,584
6.625%(ff)	06/29/21(oo)	EUR	1,000	1,190,291
Corp Financiera de Desarrollo SA (Peru),
Sub. Notes
5.250%(ff)	07/15/29		700	744,817
Credit Agricole SA (France),
Jr. Sub. Notes
6.500%(ff)	06/23/21(oo)	EUR	230	273,335
7.500%(ff)	06/23/26(oo)	GBP	220	357,885
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23		900	956,697
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
5.250%(ff)	02/11/27(a)(oo)		600	606,087
7.250%(ff)	09/12/25(oo)		200	217,050
7.500%(ff)	07/17/23(oo)		210	221,869
Sr. Unsec’d. Notes, 144A
3.869%(ff)	01/12/29		300	320,720
4.207%(ff)	06/12/24		500	534,014
Danske Bank A/S (Denmark),
Jr. Sub. Notes, EMTN
5.875%(ff)	04/06/22(oo)	EUR	660	805,909
DBS Bank Ltd. (Singapore),
Covered Bonds, 144A
3.300%	11/27/21		200	203,754

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.547%(ff)	09/18/31(a)		700	$722,306
3.961%(ff)	11/26/25(a)		400	432,831
4.250%	10/14/21		900	916,748
Sr. Unsec’d. Notes, EMTN
1.750%	01/17/28	EUR	100	122,824
2.625%	12/16/24	GBP	300	430,323
2.625%	02/12/26	EUR	500	639,924
Sub. Notes
3.729%(ff)	01/14/32		400	388,460
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22		800	825,406
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
4.223%(ff)	05/01/29		300	336,673
4.750%	10/21/45		110	135,409
Sub. Notes
5.150%	05/22/45		340	425,419
6.750%	10/01/37		200	282,036
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.000%(ff)	03/09/26(oo)		300	298,201
5.875%(ff)	09/28/26(oo)	GBP	200	304,671
6.375%(ff)	03/30/25(oo)		200	220,629
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.189%(c)	05/18/24		200	202,124
Sr. Unsec’d. Notes
1.750%(ff)	07/24/27	GBP	200	278,211
2.848%(ff)	06/04/31		300	299,966
3.000%(ff)	07/22/28	GBP	300	443,833
4.583%(ff)	06/19/29		200	224,972
Sub. Notes
6.750%	09/11/28	GBP	100	178,434
ING Bank NV (Netherlands),
Covered Bonds, 144A, MTN
2.625%	12/05/22		300	311,386
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.238%(c)	10/02/23(a)		700	710,255
Sr. Unsec’d. Notes
4.100%	10/02/23		400	433,542
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
7.750%(ff)	01/11/27(oo)	EUR	500	718,739
Jr. Sub. Notes, EMTN
5.875%(ff)	09/01/31(oo)	EUR	560	736,526
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	12/12/22(oo)		740	743,740
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.522%(ff)	04/22/31		40	39,874
3.109%(ff)	04/22/51		40	39,068
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
2.956%(ff)	05/13/31		210	$213,737
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
4.947%(ff)	06/27/25(oo)	EUR	200	254,782
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
0.987%(c)	06/21/21		400	400,619
Sr. Unsec’d. Notes
4.050%	08/16/23		400	431,532
4.375%	03/22/28(a)		400	449,980
Sub. Notes
4.582%	12/10/25		700	780,133
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.193%	02/25/25		500	514,716
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%
0.818%(c)	05/25/24		400	401,805
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.177%(c)	09/11/24		400	405,025
Sr. Unsec’d. Notes
3.922%(ff)	09/11/24		300	322,275
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
5.597%(ff)	03/24/51		10	13,947
Natwest Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	12/29/25(oo)		200	220,122
8.625%(ff)	08/15/21(oo)		200	205,336
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
1.751%(c)	06/25/24		900	919,945
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24		800	864,421
4.892%(ff)	05/18/29		200	227,978
5.076%(ff)	01/27/30(a)		700	810,227
NBK Tier 1 Financing Ltd. (Kuwait),
Gtd. Notes, 144A
3.625%(ff)	08/24/26(oo)		1,170	1,161,650
Nykredit Realkredit A/S (Denmark),
Covered Bonds, Series 01E
0.500%	10/01/43	DKK	3,500	529,865
1.000%	10/01/53	DKK	4,778	729,284
1.500%	10/01/50	DKK	—(r)	—
2.500%	10/01/47	DKK	24	4,097
3.000%	10/01/47	DKK	9	1,484
Covered Bonds, Series 01EE
1.000%	10/01/50	DKK	27,322	4,171,062
Covered Bonds, Series CCE
1.000%	10/01/50	DKK	11,376	1,754,550
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
0.648%(c)	05/17/21		400	400,174
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN, SOFR + 1.225%
1.243%(c)	02/12/22		700	701,572

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Gtd. Notes, EMTN, 3 Month LIBOR + 1.350%
1.540%(c)	05/31/21		2,000	$2,000,127
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sub. Notes
8.500%	10/16/23		3,010	3,382,083
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25		200	200,149
3.373%(ff)	01/05/24(a)		800	836,331
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.474%	07/08/25		400	400,742
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/29/21		1,030	1,029,720
5.125%	05/03/22		650	649,079
UBS AG/Stamford CT (Switzerland),
Sub. Notes
7.625%	08/17/22		400	436,100
UBS Group AG (Switzerland),
Jr. Sub. Notes
5.750%(ff)	02/19/22(oo)	EUR	400	487,384
7.125%(ff)	08/10/21(oo)		400	407,582
Jr. Sub. Notes, 144A
7.000%(ff)	01/31/24(oo)		400	438,568
UniCredit SpA (Italy),
Jr. Sub. Notes
7.500%(ff)	06/03/26(oo)	EUR	200	277,534
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23		2,150	2,499,491
United Overseas Bank Ltd. (Singapore),
Sub. Notes, 144A, MTN
3.750%(ff)	04/15/29		570	609,906
Wells Fargo & Co.,
Jr. Sub. Notes
3.900%(ff)	03/15/26(oo)		500	505,419
Sr. Unsec’d. Notes, EMTN
1.741%(ff)	05/04/30	EUR	300	380,964
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31		30	34,481
5.013%(ff)	04/04/51		780	999,485
Sub. Notes, MTN
4.400%	06/14/46		100	111,144
				92,386,394
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40		60	67,643
4.500%	06/01/50		160	182,011
5.550%	01/23/49		300	386,883
5.800%	01/23/59		40	54,220
Constellation Brands, Inc.,
Gtd. Notes
4.750%	11/15/24		30	33,963
				724,720
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals — 0.1%
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26	1,150	$1,251,505
GC Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
2.980%	03/18/31(a)	800	791,718
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25	1,120	1,187,091
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44	1,230	1,445,866
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	01/22/50	500	535,851
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21	200	200,232
			5,412,263
Commercial Services — 0.2%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	90	91,724
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48	460	540,534
Sr. Unsec’d. Notes, EMTN
4.700%	09/30/49	480	499,358
Equifax, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.870%
1.064%(c)	08/15/21	700	701,633
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.600%	12/01/21	800	810,193
4.500%	08/16/21	1,900	1,928,275
Hutama Karya Persero PT (Indonesia),
Gov’t. Gtd. Notes, 144A, MTN
3.750%	05/11/30	800	839,223
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26	40	43,215
PSA Treasury Pte Ltd. (Singapore),
Gtd. Notes, GMTN
2.500%	04/12/26	200	209,611
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	170	184,657
5.875%	09/15/26	50	52,418
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116	70	83,296
			5,984,137

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Computers — 0.0%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
6.020%	06/15/26		300	$354,980
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30		10	10,755
Diversified Financial Services — 0.5%
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/21		600	600,620
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23		558	590,325
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27		200	211,688
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
0.750%	03/18/24		200	201,073
2.000%	03/20/28		100	100,416
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.000%(cc)	12/21/65		630	497,424
Jyske Realkredit A/S (Denmark),
Covered Bonds, Series 111E
2.500%	10/01/47	DKK	8	1,362
Covered Bonds, Series 411E
1.500%	10/01/50	DKK	—(r)	—
Covered Bonds, Series CCE
0.500%	10/01/43	DKK	1,200	181,701
1.000%	10/01/50	DKK	27,539	4,244,603
1.000%	10/01/50	DKK	5,738	878,005
1.000%	10/01/53	DKK	3,200	484,187
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50		120	136,008
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN
2.250%	09/07/21		400	402,812
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds, Series CC2
0.500%	10/01/43	DKK	500	75,803
1.000%	10/01/50	DKK	10,808	1,666,686
1.000%	10/01/50	DKK	8,028	1,229,734
2.500%	10/01/47	DKK	—(r)	16
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		100	107,985
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		30	31,315
5.250%	08/15/22		11	11,546
5.500%	02/15/24		70	75,743
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24		680	$833,472
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	10/01/53	DKK	13,400	2,027,233
Covered Bonds, Series 10F
1.000%	04/01/22	DKK	47,400	7,573,698
Covered Bonds, Series 23S, MTN
2.500%	04/01/47	DKK	7	1,215
REC Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.750%	05/19/23		500	530,512
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.950%	10/24/22		200	205,443
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^		220	183,048
				23,083,673
Electric — 0.2%
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21		700	701,720
Empresa de Transmision Electrica SA (Panama),
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49		450	497,126
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28(a)		1,290	1,493,367
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,300	1,375,377
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31		500	668,605
Kallpa Generacion SA (Peru),
Gtd. Notes, 144A
4.125%	08/16/27		350	372,937
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31		50	47,156
3.300%	08/01/40		20	18,033
3.500%	06/15/25		100	105,728
3.500%	08/01/50		60	52,217
4.000%	12/01/46		100	93,244
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49		580	614,258
Sr. Unsec’d. Notes, EMTN
5.250%	10/24/42		700	771,118
Southern California Edison Co.,
First Mortgage, SOFR + 0.640%
0.650%(c)	04/03/23		200	200,181

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
First Mortgage
1.100%	04/01/24		100	$100,052
				7,111,119
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	06/01/25		20	20,585
Foods — 0.1%
Auchan Holding SA (France),
Sr. Unsec’d. Notes, EMTN
3.250%	07/23/27	EUR	300	408,025
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.650%	03/15/23		115	121,763
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.077%	11/02/21		400	403,469
3.000%	06/15/22		200	206,019
General Mills, Inc.,
Sr. Unsec’d. Notes
3.200%	04/16/21		100	100,089
Kraft Heinz Foods Co.,
Gtd. Notes
4.250%	03/01/31		10	11,032
4.375%	06/01/46		40	41,909
4.875%	10/01/49		20	22,584
5.000%	06/04/42		10	11,297
5.200%	07/15/45		50	58,080
5.500%	06/01/50		20	24,551
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26		60	62,202
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21		600	604,860
				2,075,880
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		40	41,249
Gas — 0.0%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23		100	105,605
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.600%
0.784%(c)	06/15/21		300	300,293
Grupo Energia Bogota SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
4.875%	05/15/30		500	553,651
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Southern Co. Gas Capital Corp.,
Gtd. Notes
2.450%	10/01/23		100	$104,107
				1,063,656
Healthcare-Products — 0.0%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.450%	03/01/24		300	322,073
Healthcare-Services — 0.0%
Centene Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26		60	62,735
CommonSpirit Health,
Sr. Sec’d. Notes
3.817%	10/01/49		60	63,955
Dignity Health,
Sec’d. Notes
5.267%	11/01/64		120	149,048
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48		100	117,716
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		40	40,311
5.375%	02/01/25		10	11,157
5.625%	09/01/28		10	11,497
5.875%	02/01/29		20	23,291
7.690%	06/15/25		10	12,038
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/60		10	9,829
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48		80	96,949
				598,526
Home Builders — 0.0%
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31		30	28,393
6.000%	01/15/43		20	25,258
				53,651
Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A, 3 Month LIBOR + 0.560%
0.751%(c)	06/24/22		400	402,243
Insurance — 0.0%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30		70	74,474
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	300	380,995

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
3.850%	09/19/23	100	$107,577
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	100	122,281
			685,327
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.700%	06/03/60	2,840	2,527,887
4.050%	08/22/47	150	174,777
4.250%	08/22/57	90	108,292
Prosus NV (China),
Gtd. Notes
4.850%	07/06/27	400	448,551
Gtd. Notes, 144A
4.850%	07/06/27	430	482,193
5.500%	07/21/25	240	272,403
Sr. Unsec’d. Notes, 144A
3.832%	02/08/51	700	619,030
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50	300	273,717
			4,906,850
Investment Companies — 0.0%
MDGH - GMTN BV (United Arab Emirates),
Gtd. Notes, GMTN
3.950%	05/21/50	350	373,411
Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	170	179,835
4.550%	03/11/26	50	55,570
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36(a)	313	415,638
			651,043
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
5.375%	05/01/25	20	21,079
5.750%	05/01/28	10	10,785
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	70	73,025
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25	10	10,265
3.200%	08/08/24	140	145,970
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
5.375%	12/04/29	830	870,589
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25	400	$446,255
5.400%	08/08/28	200	228,098
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	200	208,850
			2,014,916
Machinery-Diversified — 0.0%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.400%	03/15/24	500	543,726
Media — 0.1%
Cable Onda SA (Panama),
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30	550	584,279
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	05/01/32	40	40,500
5.125%	05/01/27	30	31,718
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32	700	650,284
4.464%	07/23/22	220	229,372
4.800%	03/01/50	10	10,767
5.050%	03/30/29	100	115,000
5.750%	04/01/48	100	121,308
6.834%	10/23/55	80	110,942
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	20	21,636
3.450%	02/01/50	20	20,543
3.700%	04/15/24	200	218,230
3.750%	04/01/40	10	10,981
4.700%	10/15/48	20	24,712
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29	200	220,952
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24(a)	170	177,890
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39	170	212,258
Time Warner Cable LLC,
Sr. Sec’d. Notes
7.300%	07/01/38	360	502,841
Walt Disney Co. (The),
Gtd. Notes
1.750%	01/13/26	100	102,193
3.600%	01/13/51	100	106,365
			3,512,771

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining — 0.2%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24		200	$216,238
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24		10	10,941
4.625%	08/01/30		20	21,767
5.450%	03/15/43		50	60,070
Fresnillo PLC (Mexico),
Sr. Unsec’d. Notes, 144A
4.250%	10/02/50		1,550	1,525,075
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
3.875%	10/27/27		280	307,502
4.125%	03/12/24		80	86,608
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.757%	11/15/48		1,500	1,860,833
Sr. Unsec’d. Notes, 144A
6.757%	11/15/48		440	545,844
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		300	413,460
Volcan Cia Minera SAA (Peru),
Sr. Unsec’d. Notes, 144A
4.375%	02/11/26		1,250	1,281,361
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27		110	120,665
				6,450,364
Miscellaneous Manufacturing — 0.0%
3M Co.,
Sr. Unsec’d. Notes
3.700%	04/15/50		30	32,955
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27		100	108,601
3.625%	05/01/30		20	21,530
4.250%	05/01/40		10	10,986
4.350%	05/01/50		20	22,220
Sr. Unsec’d. Notes, GMTN
6.150%	08/07/37		100	131,720
6.875%	01/10/39		150	210,823
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		90	116,450
				655,285
Multi-National — 0.0%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	02/04/26		800	781,357
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
6.450%	12/13/22	IDR	4,138,100	291,109
				1,072,466
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 0.6%
Apache Corp.,
Sr. Unsec’d. Notes
4.375%	10/15/28	160	$159,184
5.100%	09/01/40	310	304,107
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.000%	10/15/21	400	407,725
Black Elk Energy LLC Escrow,
Bonds
0.000%	12/01/99^	600	33,625
Chevron Corp.,
Sr. Unsec’d. Notes
3.078%	05/11/50	10	9,667
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27	110	119,746
4.375%	03/15/29	150	166,240
ConocoPhillips,
Gtd. Notes, 144A
4.300%	08/15/28	150	169,934
Continental Resources, Inc.,
Gtd. Notes, 144A
5.750%	01/15/31	100	112,596
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	60	64,056
5.000%	06/15/45	130	142,282
5.600%	07/15/41	50	57,806
5.850%	12/15/25	140	163,275
7.875%	09/30/31	20	26,824
7.950%	04/15/32	10	13,587
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	30	31,653
3.250%	12/01/26	40	42,127
3.500%	12/01/29	10	10,394
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26	240	268,164
6.875%	04/29/30(a)	880	1,068,843
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.950%	04/15/50	20	24,484
EQT Corp.,
Sr. Unsec’d. Notes
3.000%	10/01/22	10	10,161
3.900%	10/01/27	10	10,200
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51	190	191,512
4.327%	03/19/50	90	103,327
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
5.750%	04/19/47	670	794,302
6.375%	10/24/48	660	844,450

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47	580	$687,605
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	10	10,022
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
0.198%(s)	10/10/36	2,110	1,073,019
3.200%	08/15/26	80	76,640
4.100%	02/15/47	80	63,957
4.200%	03/15/48	240	194,496
4.400%	04/15/46	390	333,763
4.500%	07/15/44	150	127,696
4.625%	06/15/45(a)	350	305,451
6.125%	01/01/31(a)	850	937,173
6.450%	09/15/36	100	110,175
6.625%	09/01/30	110	123,663
6.950%	07/01/24	70	76,996
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes
6.350%	12/01/21	5	4,948
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42	1,350	1,592,474
Sr. Unsec’d. Notes, 144A
6.500%	05/27/41	360	447,383
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30	842	873,852
5.299%	01/27/25	869	957,643
6.850%	06/05/2115(a)	2,240	2,302,412
7.375%	01/17/27	1,330	1,581,119
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32	700	738,296
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.375%	01/23/45	1,330	1,117,630
6.500%	06/02/41(a)	580	506,816
6.625%	06/15/35	920	873,169
7.690%	01/23/50	780	724,182
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
4.800%	04/21/60	970	1,219,580
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	180	178,197
5.000%	03/15/23	105	106,866
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
3.500%	11/24/70	300	266,151
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30	20	20,674
3.250%	04/06/50	70	68,841
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		980	$1,076,323
Sinopec Group Overseas Development 2016 Ltd. (China),
Gtd. Notes, 144A
2.750%	09/29/26		400	420,684
Sinopec Group Overseas Development 2017 Ltd. (China),
Gtd. Notes
4.000%	09/13/47		720	771,666
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30		14	15,072
5.250%	10/15/27		50	52,988
5.875%	06/15/28		40	44,090
8.250%	08/01/23		180	206,581
				25,638,564
Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
4.026%(s)	05/03/21(oo)		46	345
Packaging & Containers — 0.0%
Klabin Austria GmbH (Brazil),
Gtd. Notes, 144A
3.200%	01/12/31(a)		670	636,521
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.500%	11/15/23	EUR	400	488,055
4.050%	11/21/39		70	78,033
4.250%	11/21/49		100	113,196
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		130	143,986
9.250%	04/01/26		1,370	1,516,244
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30		30	30,129
6.250%	02/15/29		50	53,077
7.250%	05/30/29		20	22,273
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		90	92,515
7.000%	03/15/24		54	55,284
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
1.194%(c)	12/15/23		400	405,402
Gtd. Notes, 144A
3.500%	06/25/21		400	401,740
4.250%	12/15/25		200	222,676
4.375%	12/15/28		300	338,861
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40(a)		370	339,854
3.700%	03/09/23		42	44,549
4.125%	04/01/40		40	44,093
4.250%	04/01/50		10	11,246

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.050%	03/25/48	420	$515,565
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30	300	288,636
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes, Series 2
3.650%	11/10/21	10	10,068
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36	280	301,556
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21	30	29,995
2.800%	07/21/23	20	19,912
3.150%	10/01/26	217	207,506
4.100%	10/01/46	1,707	1,498,164
7.125%	01/31/25	280	309,186
			7,581,801
Pipelines — 0.2%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47(a)	940	1,062,200
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.625%	12/15/25	50	53,880
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35	100	102,560
3.701%	01/15/39	150	161,348
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	10/15/28	30	31,265
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	12/15/22(oo)	70	62,577
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	10	11,200
6.750%	09/15/37	170	190,026
Energy Transfer Operating LP,
Gtd. Notes
5.000%	05/15/50	80	82,920
5.950%	10/01/43	80	88,795
6.000%	06/15/48	100	114,148
6.250%	04/15/49	100	117,950
6.500%	02/01/42	60	71,572
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	50	44,231
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(oo)	160	153,704
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	160	155,139
Enterprise Products Operating LLC,
Gtd. Notes
4.250%	02/15/48	100	106,448
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.100%	02/15/45	30	$35,360
5.375%(ff)	02/15/78	90	89,744
5.950%	02/01/41	40	51,865
6.125%	10/15/39	60	79,303
6.450%	09/01/40	80	108,418
KazTransGas JSC (Kazakhstan),
Gtd. Notes, 144A
4.375%	09/26/27	660	733,570
Kinder Morgan Energy Partners LP,
Gtd. Notes
6.375%	03/01/41	110	140,416
6.500%	09/01/39	120	156,186
6.550%	09/15/40	110	143,758
Gtd. Notes, MTN
6.950%	01/15/38	10	13,472
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34	100	118,693
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	150	171,574
5.500%	02/15/49	170	202,601
Oleoducto Central SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.000%	07/14/27	1,300	1,374,129
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	220	239,077
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30	100	112,225
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47	170	181,888
6.100%	02/15/42	40	44,746
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	150	150,531
5.375%	02/01/27	10	10,385
5.500%	03/01/30	20	20,997
Gtd. Notes, 144A
4.000%	01/15/32	10	9,436
4.875%	02/01/31	40	40,527
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26	240	304,417
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28	550	624,389
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	100	102,608
4.350%	02/01/25	30	31,030
4.500%	03/01/28	110	114,105
4.650%	07/01/26	20	21,086
4.750%	08/15/28	110	114,927

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.300%	02/01/30		140	$151,956
5.300%	03/01/48		60	60,238
5.450%	04/01/44		180	184,674
5.500%	08/15/48		170	166,108
6.500%	02/01/50		30	32,417
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		110	120,101
5.100%	09/15/45		10	11,519
5.750%	06/24/44		150	182,950
6.300%	04/15/40		80	103,161
8.750%	03/15/32		240	354,672
				9,519,222
Private Equity — 0.0%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.400%	07/06/22	EUR	200	237,717
Real Estate — 0.0%
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
4.750%	09/28/23		700	716,044
Tesco Property Finance 5 PLC (United Kingdom),
Sr. Sec’d. Notes
5.661%	10/13/41	GBP	110	196,788
				912,832
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/23		800	842,160
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		100	106,913
SL Green Operating Partnership LP,
Gtd. Notes
3.250%	10/15/22		300	310,571
WPC Eurobond BV,
Gtd. Notes
2.250%	04/09/26	EUR	600	766,428
				2,026,072
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.500%	02/15/29		20	19,450
4.250%	05/15/24		16	16,203
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.625%	02/10/23		600	600,444
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
0.645%(c)	08/10/22		100	100,096
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50		10	10,368
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/30		10	$11,567
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
4.250%	12/08/23	GBP	300	440,037
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
0.649%(c)	10/28/21		900	901,869
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50		10	11,397
4.450%	03/01/47		130	151,214
4.450%	09/01/48		67	78,080
				2,340,725
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.000%	01/27/23		200	205,568
3.766%(ff)	03/08/24(a)		800	845,006
4.302%(ff)	03/08/29		200	221,574
				1,272,148
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26		208	223,307
4.150%	11/15/30		140	151,056
Gtd. Notes, 144A
2.450%	02/15/31		100	94,467
2.600%	02/15/33		100	93,030
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40		10	10,767
3.500%	04/01/50		60	63,390
3.700%	04/01/60		20	21,663
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23		500	541,498
				1,199,178
Software — 0.0%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	100	119,310
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26		500	539,194
Oracle Corp.,
Sr. Unsec’d. Notes
2.875%	03/25/31		700	712,613
4.100%	03/25/61		100	103,440
				1,474,557

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.2%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	420	$436,868
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28	300	290,418
3.100%	02/01/43	100	93,356
3.300%	02/01/52	100	90,705
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes, 144A
3.250%	06/03/31(a)	200	195,588
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	50	49,528
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes
5.125%	01/15/28	306	321,821
Sr. Unsec’d. Notes, 144A
6.250%	03/25/29	324	360,499
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, EMTN
1.900%	07/21/21	1,900	1,908,367
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	50	73,911
Sprint Communications, Inc.,
Gtd. Notes
11.500%	11/15/21	30	31,802
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21	1,200	1,230,046
7.875%	09/15/23	30	34,280
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	125	126,008
4.738%	09/20/29	200	215,155
Telstra Corp. Ltd. (Australia),
Gtd. Notes, 144A
4.800%	10/12/21	1,500	1,534,724
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	10	10,008
2.625%	02/15/29	40	38,825
2.875%	02/15/31	30	29,000
Sr. Sec’d. Notes, 144A
3.875%	04/15/30	30	32,553
4.500%	04/15/50	50	55,872
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25(a)	810	864,283
VEON Holdings BV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.375%	11/25/27	1,300	1,284,145
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.400%	03/22/41		170	$172,673
3.550%	03/22/51		60	59,958
3.700%	03/22/61		190	187,975
3.850%	11/01/42		10	10,761
				9,739,129
Transportation — 0.0%
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
4.700%	05/07/50		500	570,846
ENA Master Trust (Panama),
Sr. Sec’d. Notes, 144A
4.000%	05/19/48		500	507,552
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34		130	153,735
				1,232,133
Trucking & Leasing — 0.1%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24		915	942,134
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25		700	764,340
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.650%	07/15/21		200	200,998
3.000%	07/15/22		400	409,692
				2,317,164

Total Corporate Bonds (cost $227,901,002)				235,643,351
Foreign Treasury Obligation(s) — 0.1%
Brazil Letras do Tesouro Nacional
0.040%	01/01/24	BRL	24,165	3,496,507
(cost $3,685,927)
Municipal Bonds — 0.0%
Illinois — 0.0%
City of Chicago,
General Obligation Unlimited, Series B
5.630%	01/01/22		25	25,565
Michigan — 0.0%
City of Detroit,
General Obligation Limited, Series B-1
4.000%(cc)	04/01/44		70	67,081

Total Municipal Bonds (cost $83,986)				92,646
Residential Mortgage-Backed Securities — 0.7%
Alternative Loan Trust,
Series 2005-29CB, Class A4
5.000%	07/25/35		88	69,054

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.540%)
0.649%(c)	08/25/35		636	$438,993
Series 2006-OA12, Class A1B, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.301%(c)	09/20/46		256	230,215
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.291%(c)	02/20/47		412	322,459
Series 2007-OA06, Class A1B, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.309%(c)	06/25/37		117	110,009
American Home Mortgage Assets Trust,
Series 2006-01, Class 2A1, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
0.489%(c)	05/25/46		67	59,903
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
0.959%(c)	02/25/47		560	322,416
Avon Finance No. 2 PLC (United Kingdom),
Series 02A, Class A, 144A, 3 Month SONIA + 0.900%
0.949%(c)	09/20/48	GBP	282	389,615
Banc of America Funding Trust,
Series 2005-07, Class 4A3
5.750%	11/25/35		98	101,563
Series 2006-I, Class 4A1
3.177%(cc)	10/20/46		66	57,275
Series 2015-R02, Class 9A2, 144A
0.396%(cc)	03/27/36		1,629	1,601,186
Banc of America Mortgage Trust,
Series 2005-H, Class 2A5
2.993%(cc)	09/25/35		39	38,778
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-01, Class 2A1
2.847%(cc)	03/25/35		11	10,920
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
3.329%(cc)	07/25/37		21	19,796
Citicorp Mortgage Securities Trust,
Series 2007-03, Class 1A1
6.000%	04/25/37		5	4,668
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.313%(cc)	09/25/37		50	49,412
Series 2007-AR04, Class 1A1A
3.195%(cc)	03/25/37		314	313,792
Series 2015-02, Class 1A1, 144A, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.318%(c)	06/25/47		22	21,815
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34		46	46,910
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
4.366%(cc)	01/19/34		9	9,010
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2004-12, Class 12A1
3.024%(cc)	08/25/34		8	$7,399
Series 2006-06, Class A4
6.000%	04/25/36		38	28,512
Credit Suisse Mortgage Trust,
Series 2006-07, Class 6A3
5.500%	08/25/36		385	342,675
Series 2019-RPL08, Class A1, 144A
3.322%(cc)	10/25/58		172	173,120
Series 2019-RPL09, Class A1, 144A
3.007%(cc)	10/27/59		649	654,979
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.280%(c)	06/15/40	GBP	197	258,765
Eurosail PLC (United Kingdom),
Series 2006-04X, Class A3A
—%(p)	12/10/44	EUR	53	61,676
Series 2006-04X, Class A3C, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.237%(c)	12/10/44	GBP	127	173,503
Eurosail-UK PLC (United Kingdom),
Series 2007-03A, Class A3C, 144A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.030%(c)	06/13/45	GBP	40	55,209
Series 2007-03X, Class A3A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.030%(c)	06/13/45	GBP	120	165,648
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.109%(c)	07/25/24		424	417,856
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
5.109%(c)	07/25/25		68	68,588
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.509%(c)	05/25/30		70	69,977
Series 2018-C05, Class 1B1, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.359%(c)	01/25/31		350	355,698
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.017%(c)	12/25/50		250	246,109
Freddie Mac REMICS,
Series 3397, Class FC, 1 Month LIBOR + 0.600% (Cap 7.000%, Floor 0.600%)
0.706%(c)	12/15/37		14	14,075
Series 4779, Class WF, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.473%(c)	07/15/44		254	255,470
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.556%(c)	09/15/42		137	137,986

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2017-DNA02, Class B1, 1 Month LIBOR + 5.150% (Cap N/A, Floor 0.000%)
5.259%(c)	10/25/29		730	$783,041
Government National Mortgage Assoc.,
Series 2015-H18, Class FB, 1 Month LIBOR + 0.600% (Cap 7.500%, Floor 0.600%)
0.720%(c)	07/20/65		576	581,487
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.800%(c)	08/20/61		4	4,533
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.120%(c)	01/20/66		614	627,953
Series 2017-121, Class PE
3.000%	07/20/46		23	23,508
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750% (Cap 7.500%, Floor 0.750%)
1.904%(c)	04/20/67		308	311,785
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
0.599%(c)	08/20/68		437	432,881
GreenPoint Mortgage Funding Trust,
Series 2006-AR04, Class A6A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.289%(c)	09/25/46		88	85,443
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate CMT + 1.750% (Cap N/A, Floor 1.750%)
1.840%(c)	03/25/33		21	21,150
Series 2005-AR01, Class 1A1
2.678%(cc)	01/25/35		2	2,436
Series 2005-AR03, Class 6A1
3.049%(cc)	05/25/35		58	57,342
HarborView Mortgage Loan Trust,
Series 2005-09, Class B1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.011%(c)	06/20/35		469	462,456
Series 2005-13, Class 2A11, 1 Month LIBOR + 0.560% (Cap 11.000%, Floor 0.560%)
0.670%(c)	02/19/36		94	67,155
Series 2007-05, Class A1A, 1 Month LIBOR + 0.190% (Cap 11.500%, Floor 0.000%)
0.300%(c)	09/19/37		25	24,473
Hawksmoor Mortgages (United Kingdom),
Series 2019-01A, Class A, 144A, 3 Month SONIA + 1.050% (Cap N/A, Floor 0.000%)
1.100%(c)	05/25/53	GBP	1,062	1,466,898
HomeBanc Mortgage Trust,
Series 2005-03, Class M4, 1 Month LIBOR + 1.005% (Cap 11.500%, Floor 1.005%)
1.114%(c)	07/25/35		360	369,510
Impac CMB Trust,
Series 2004-11, Class 2A1, 1 Month LIBOR + 0.660% (Cap 11.750%, Floor 0.660%)
0.769%(c)	03/25/35		50	51,596
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
3.130%(cc)	11/25/35		3	$3,131
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.299%(c)	09/25/46		84	78,928
JPMorgan Alternative Loan Trust,
Series 2006-A01, Class 1A1, 1 Month LIBOR + 0.460% (Cap 11.500%, Floor 0.460%)
0.569%(c)	03/25/36		637	609,373
Series 2006-A05, Class 1A4, 1 Month LIBOR + 0.480% (Cap 11.500%, Floor 0.480%)
0.589%(c)	10/25/36		500	497,226
JPMorgan Mortgage Trust,
Series 2005-A06, Class 2A1
3.016%(cc)	08/25/35		10	10,147
Series 2007-A01, Class 1A1
3.274%(cc)	07/25/35		13	13,300
Lehman Mortgage Trust,
Series 2006-05, Class 2A2, IO, 1 Month LIBOR x (1) + 7.150% (Cap 7.150%, Floor 0.000%)
7.041%(c)	09/25/36		250	60,707
Lehman XS Trust,
Series 2007-20N, Class A1, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.259%(c)	12/25/37		461	473,669
Ludgate Funding PLC (United Kingdom),
Series 2008-W01X, Class A1, 3 Month GBP LIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.627%(c)	01/01/61	GBP	134	181,461
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, 3 Month GBP LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.730%(c)	12/15/49	GBP	419	570,161
Mellon Residential Funding Corporation Mortgage Pass-Through Certificates Trust,
Series 1999-TBC3, Class A2
2.610%(cc)	10/20/29		6	6,110
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
1.925%(cc)	02/25/33		21	21,012
MFA Trust,
Series 2020-NQM02, Class A1, 144A
1.381%(cc)	04/25/65		584	589,117
New Residential Mortgage Loan Trust,
Series 2019-RPL02, Class A1, 144A
3.250%(cc)	02/25/59		619	651,272
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		1,307	1,362,597
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		421	438,880
Newgate Funding PLC (United Kingdom),
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.080%(c)	12/15/50	GBP	584	787,151

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.330%(c)	12/15/50	GBP	159	$210,655
RALI Trust,
Series 2006-QA01, Class A21
4.254%(cc)	01/25/36		850	760,162
Residential Accredit Loans Trust,
Series 2007-QH08, Class A
1.272%(cc)	10/25/37		246	235,874
Series 2007-QO02, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.259%(c)	02/25/47		548	288,214
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month LIBOR x (1) + 5.550% (Cap 5.550%, Floor 0.000%)
5.441%(c)	02/25/36		1,549	283,296
RESIMAC Bastille Trust (Australia),
Series 2019-01NCA, Class A1, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.033%(c)	09/05/57		250	249,967
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.240%(c)	12/15/43	GBP	184	243,962
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		4	3,726
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS02X, Class A2C
—%(p)	06/12/44	EUR	462	526,244
Series 2006-NS03X, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.230%(c)	06/12/44	GBP	593	786,003
Seasoned Credit Risk Transfer Trust,
Series 2020-03, Class M, 144A
4.250%(cc)	05/25/60		260	252,362
Sequoia Mortgage Trust,
Series 2003-04, Class 2A1, 1 Month LIBOR + 0.700% (Cap 11.500%, Floor 0.700%)
0.811%(c)	07/20/33		52	51,604
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.400% (Cap 11.500%, Floor 0.400%)
0.511%(c)	07/20/36		23	22,238
Stratton Mortgage Funding PLC (United Kingdom),
Series 2021-02A, Class A, 144A
0.000%(cc)	07/20/60	GBP	700	964,785
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A2, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.610%(c)	07/19/35		82	79,163
Series 2006-AR06, Class 2A1, 1 Month LIBOR + 0.380% (Cap 10.500%, Floor 0.380%)
0.489%(c)	07/25/46		101	88,100
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120% (Cap 10.500%, Floor 0.120%)
0.229%(c)	08/25/36		333	310,069
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.399%(c)	10/25/36		238	$212,558
Thornburg Mortgage Securities Trust,
Series 2003-05, Class 1A
2.092%(cc)	10/25/43		25	25,000
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
1.529%(c)	06/25/47		19	18,838
Series 2007-03, Class 4A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
1.529%(c)	06/25/47		10	9,144
Towd Point Mortgage Funding (United Kingdom),
Series 2019-A13A, Class A1, 144A, 3 Month SONIA + 0.900% (Cap N/A, Floor 0.000%)
0.951%(c)	07/20/45	GBP	797	1,101,058
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, 3 Month GBP LIBOR + 1.025% (Cap N/A, Floor 0.000%)
1.058%(c)	10/20/51	GBP	1,440	1,995,186
Series 2020-A14X, Class A, 3 Month SONIA + 0.900%
0.950%(c)	05/20/45	GBP	285	393,416
Trinity Square PLC (United Kingdom),
Series 2015-01A, Class A, 144A, 3 Month GBP LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.178%(c)	07/15/51	GBP	231	318,382
Wachovia Mortgage Loan Trust,
Series 2006-ALT01, Class A3, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.569%(c)	01/25/37		397	218,467
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-AR10, Class 3A1
2.364%(cc)	08/25/35		—(r)	504
Series 2005-AR14, Class 2A1
3.083%(cc)	12/25/35		59	59,875
Series 2006-AR07, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
1.957%(c)	07/25/46		168	164,462
Series 2006-AR14, Class 1A4
2.633%(cc)	11/25/36		122	120,953
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A8
5.750%	01/25/36		418	394,408

Total Residential Mortgage-Backed Securities (cost $29,101,464)				29,821,598
Sovereign Bonds — 4.4%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	09/30/49		1,020	972,952
4.125%	10/11/47		300	338,467
Sr. Unsec’d. Notes, 144A, MTN
2.500%	04/16/25		500	527,357
3.125%	04/16/30		1,360	1,457,777

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.875%	04/16/50		500	$543,727
Sr. Unsec’d. Notes, EMTN
3.125%	04/16/30		600	643,137
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
8.250%	05/09/28		1,010	969,862
Argentina Bocon (Argentina),
Unsec’d. Notes, Series PR15, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
34.069%(c)	10/04/22	ARS	39	245
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%	07/09/30		825	275,798
0.125%	07/09/35		660	196,186
0.125%	01/09/38		3,600	1,311,716
1.000%	07/09/29		125	45,056
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	2,990	2,401,191
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	1,340	808,597
Sr. Unsec’d. Notes, Series 22CI
1.250%	02/21/22	AUD	940	861,163
Sr. Unsec’d. Notes, Series 25CI
3.000%	09/20/25	AUD	1,430	1,627,857
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes, EMTN
4.900%	09/15/21	EUR	100	119,845
Avi Funding Co. Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.800%	09/16/25		850	930,058
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
5.750%	01/16/24		700	701,888
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
5.625%	09/30/31		250	246,454
6.750%	09/20/29		800	871,044
Sr. Unsec’d. Notes, 144A
7.500%	09/20/47		570	594,563
Sr. Unsec’d. Notes, 144A, MTN
6.250%	01/25/51		600	556,988
Bonos del Tesoro Nacional en Pesos Badlar (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
36.054%(c)	04/03/22	ARS	7,020	45,956
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series NTNF
10.000%	01/01/25	BRL	5,250	985,369
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45		890	845,209
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26	CAD	944	977,571
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
1.250%	01/29/40	EUR	300	$352,425
China Government Bond (China),
Bonds, Series 1604
2.850%	01/28/26	CNH	2,900	438,874
Bonds, Series 1617
2.740%	08/04/26	CNH	8,400	1,262,840
Bonds, Series 1623
2.700%	11/03/26	CNH	5,500	822,369
Bonds, Series INBK
2.850%	06/04/27	CNH	16,800	2,512,323
3.280%	12/03/27	CNH	4,700	720,621
Sr. Unsec’d. Notes
3.310%	11/30/25	CNH	2,500	389,772
3.380%	11/21/24	CNH	2,000	311,385
3.390%	05/21/25	CNH	2,000	312,285
3.480%	06/29/27	CNH	5,500	869,799
4.290%	05/22/29	CNH	1,000	168,023
Ciudad Autonoma de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27		650	507,619
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		1,470	1,568,225
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
5.625%	04/30/43		220	192,610
Sr. Unsec’d. Notes, 144A
4.375%	04/30/25		500	494,488
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, Series I/L
0.100%	04/15/23	EUR	325	395,394
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		2,290	2,512,654
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		200	202,976
5.500%	01/27/25		525	576,045
5.875%	01/30/60		350	334,912
6.000%	07/19/28		300	336,900
6.400%	06/05/49		150	157,634
6.850%	01/27/45(a)		490	541,283
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
0.500%	07/31/30		529	311,966
0.500%	07/31/35		1,347	617,336
0.500%	07/31/40		36	15,626
6.608%(s)	07/31/30		120	48,498
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28		1,220	1,250,562
7.903%	02/21/48		200	188,223
Sr. Unsec’d. Notes, 144A
6.875%	04/30/40		420	395,103
7.625%	05/29/32		1,090	1,115,000
8.875%	05/29/50		500	510,522

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A, MTN
8.500%	01/31/47		200	$198,908
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		700	694,441
7.125%	01/20/50		200	179,695
Ethiopia International Bond (Ethiopia),
Sr. Unsec’d. Notes
6.625%	12/11/24		400	368,515
European Union (Supranational Bank),
Sr. Unsec’d. Notes
0.300%	11/04/50	EUR	300	332,859
Sr. Unsec’d. Notes, EMTN
0.000%	06/02/28	EUR	600	718,925
0.200%	06/04/36	EUR	500	582,929
0.450%	05/02/46	EUR	200	232,980
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 1.020%
1.213%(c)	03/28/22		300	300,592
Finance Department Government of Sharjah (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	07/28/50		1,410	1,240,559
French Republic Government Bond OAT (France),
Bonds
0.250%	07/25/24	EUR	744	940,642
Bonds, 144A
0.100%	03/01/26	EUR	2,095	2,695,001
0.500%	05/25/72	EUR	300	286,313
0.750%	05/25/52	EUR	2,000	2,304,713
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		1,045	1,301,630
Bank Gtd. Notes, 144A
10.750%	10/14/30		200	249,116
Sr. Unsec’d. Notes, 144A
7.625%	05/16/29		900	884,845
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
5.375%	04/24/32(a)		350	396,543
Hellenic Republic Government Bond (Greece),
Bonds
3.750%	01/30/28	EUR	3,208	4,586,578
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28		720	771,783
4.200%	10/15/50(a)		1,530	1,675,586
4.450%	04/15/70		720	789,412
Sr. Unsec’d. Notes, EMTN
5.250%	01/17/42		810	967,966
Indonesia Treasury Bond (Indonesia),
Bonds, Series 056
8.375%	09/15/26	IDR	331,000	25,211
Bonds, Series 059
7.000%	05/15/27	IDR	17,804,000	1,277,346
Bonds, Series 068
8.375%	03/15/34	IDR	22,538,000	1,698,297
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series 071
9.000%	03/15/29	IDR	19,859,000	$1,558,282
Bonds, Series 072
8.250%	05/15/36	IDR	11,736,000	868,881
Bonds, Series 076
7.375%	05/15/48	IDR	28,901,000	1,980,351
Bonds, Series 078
8.250%	05/15/29	IDR	11,200,000	842,534
Bonds, Series 079
8.375%	04/15/39	IDR	8,230,000	604,584
Bonds, Series 082
7.000%	09/15/30	IDR	14,247,000	995,742
Bonds, Series 087
6.500%	02/15/31	IDR	1,835,000	123,908
Israel Government Bond (Israel),
Bonds, Series 0122
5.500%	01/31/22	ILS	8,100	2,534,013
Bonds, Series 0327
2.000%	03/31/27	ILS	1,300	419,520
Bonds, Series 0421
1.000%	04/30/21	ILS	6,100	1,826,287
Israel Government Bond - FRN (Israel),
Bonds, Series 1121, MAKAM 5 DAY + 0.000%
0.050%(c)	11/30/21	ILS	4,100	1,226,353
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, 144A
2.800%	03/01/67	EUR	300	439,792
Sr. Unsec’d. Notes
0.350%	02/01/25	EUR	1,100	1,314,142
Sr. Unsec’d. Notes, 144A
1.850%	07/01/25	EUR	600	760,938
Sr. Unsec’d. Notes, Series CPI, 144A
0.400%	05/15/30	EUR	4,052	5,193,819
Sr. Unsec’d. Notes, Series ICPI, 144A
1.400%	05/26/25	EUR	7,869	9,871,441
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	1,170	1,338,714
6.125%	06/15/33		1,100	1,122,202
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		1,200	1,408,219
7.875%	07/28/45		400	542,558
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	04/24/23		800	845,234
Sr. Unsec’d. Notes, EMTN
3.000%	03/12/24		500	534,198
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
7.375%	10/10/47		360	367,635
Sr. Unsec’d. Notes, 144A
7.375%	10/10/47		315	321,681
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
7.250%	02/28/28		780	822,353
8.000%	05/22/32(a)		400	425,167

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Lithuania Government Bond (Lithuania),
Bonds, Series 3YR
0.100%	04/01/23	EUR	600	$708,700
Bonds, Series 5YR
0.400%	08/16/23	EUR	600	714,708
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.625%	02/01/22		1,100	1,156,629
Malaysia Government Bond (Malaysia),
Bonds, Series 0119
3.906%	07/15/26	MYR	1,400	356,093
Bonds, Series 0307
3.502%	05/31/27	MYR	900	223,746
Malaysia Government Investment Issue (Malaysia),
Bonds, Series 0119
4.130%	07/09/29	MYR	600	151,947
Bonds, Series 0419
3.655%	10/15/24	MYR	600	150,345
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	4,800	250,923
8.000%	11/07/47	MXN	47,410	2,371,446
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	16,060	826,648
7.750%	11/13/42	MXN	130,406	6,408,886
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31(a)		780	739,213
4.600%	01/23/46		3,720	3,806,222
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.000%	12/15/50		600	533,368
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.750%	11/20/25	AUD	500	600,223
New Zealand Government Bond (New Zealand),
Bonds
1.750%	05/15/41	NZD	200	119,689
Sr. Unsec’d. Notes
1.500%	05/15/31	NZD	300	203,336
New Zealand Government Inflation Linked Bond (New Zealand),
Sr. Unsec’d. Notes, TIPS
2.000%	09/20/25	NZD	1,000	879,216
Sr. Unsec’d. Notes, Series 0930
3.000%	09/20/30	NZD	300	301,013
Sr. Unsec’d. Notes, Series 0935
2.500%	09/20/35	NZD	200	194,194
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		400	408,008
7.625%	11/21/25		500	562,951
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27		300	308,956
7.625%	11/28/47		550	532,241
Northern Territory Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.000%	04/21/31	AUD	400	295,282
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
6.750%	01/17/48		780	$745,141
Sr. Unsec’d. Notes, 144A
5.625%	01/17/28		1,130	1,169,601
Sr. Unsec’d. Notes, 144A, MTN
6.000%	08/01/29		410	426,306
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60		500	495,584
4.500%	04/01/56		1,300	1,427,345
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31(a)		450	507,363
5.400%	03/30/50(a)		400	448,576
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.940%	02/12/29	PEN	1,300	393,805
6.150%	08/12/32	PEN	2,600	755,015
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.862%	12/01/32		300	273,812
2.392%	01/23/26		615	633,239
2.783%	01/23/31		1,750	1,751,821
5.625%	11/18/50		255	339,051
5.940%	02/12/29	PEN	2,700	817,408
5.940%	02/12/29	PEN	200	60,585
6.350%	08/12/28	PEN	2,500	778,544
6.550%	03/14/37		210	284,859
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	300	90,823
6.350%	08/12/28	PEN	2,000	622,835
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	02/02/42		795	829,632
3.950%	01/20/40		250	268,336
5.000%	01/13/37		600	737,122
Province of Ontario (Canada),
Sr. Unsec’d. Notes
0.625%	01/21/26		1,000	978,105
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24(d)		980	362,299
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes
3.000%(cc)	06/01/27		202	118,958
Sr. Unsec’d. Notes, 144A
3.000%(cc)	12/10/25(d)		356	243,169
3.000%(cc)	06/01/27		789	463,939
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.875%	04/23/23		300	319,508
4.000%	03/14/29		200	227,178
Sr. Unsec’d. Notes, 144A
3.400%	04/16/25		960	1,043,054
4.400%	04/16/50		1,300	1,510,764
4.817%	03/14/49		1,260	1,545,833

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
5.103%	04/23/48		650	$823,581
Republic of Armenia International Bond (Armenia),
Sr. Unsec’d. Notes, 144A
3.950%	09/26/29		380	359,571
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		300	344,313
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.375%	07/24/44		320	290,969
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		390	390,421
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	100	116,441
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	200	233,091
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6209
7.600%	07/20/22	RUB	61,390	835,360
Bonds, Series 6212
7.050%	01/19/28	RUB	146,184	1,955,968
Bonds, Series 6219
7.750%	09/16/26	RUB	18,090	250,826
Bonds, Series 6221
7.700%	03/23/33	RUB	11,090	154,719
Bonds, Series 6224
6.900%	05/23/29	RUB	219,050	2,895,297
Bonds, Series 6225
7.250%	05/10/34	RUB	86,430	1,161,739
Bonds, Series 6226
7.950%	10/07/26	RUB	18,030	252,463
Bonds, Series 6228
7.650%	04/10/30	RUB	27,440	380,061
Bonds, Series 6230
7.700%	03/16/39	RUB	319,451	4,487,744
Bonds, Series 6232
6.000%	10/06/27	RUB	127,000	1,612,510
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, 144A
5.625%	04/04/42		1,800	2,206,730
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
2.375%	10/26/21		500	505,231
3.625%	03/04/28		2,200	2,390,114
4.625%	10/04/47		1,230	1,379,002
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	07/30/24		300	324,214
Unsec’d. Notes, 144A
6.250%	05/23/33(a)		1,050	1,045,406
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.250%	10/31/30	EUR	200	256,135
1.400%	07/30/28	EUR	1,800	2,326,164
1.450%	10/31/71	EUR	600	650,860
1.850%	07/30/35	EUR	600	816,456
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, Series 5YR, 144A
0.250%	07/30/24	EUR	400	$479,666
State of Israel (Israel),
Sr. Unsec’d. Notes
3.375%	01/15/50		430	434,008
3.800%	05/13/60		400	429,114
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
0.750%	07/16/25		700	686,652
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
4.250%	12/20/32	AUD	300	276,207
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26		840	762,186
4.875%	04/16/43		490	374,433
5.750%	03/22/24		600	594,609
5.750%	05/11/47		770	624,043
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
9.750%	11/01/28		1,010	1,176,445
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	570	612,548
7.253%	03/15/33		900	895,317
7.375%	09/25/32		670	673,939
7.750%	09/01/26		400	433,944
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	10/22/50	GBP	300	336,703
1.750%	01/22/49	GBP	200	298,667
4.250%	03/07/36	GBP	1,800	3,524,630
4.500%	09/07/34	GBP	500	980,702
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31(a)		720	834,759
5.100%	06/18/50(a)		750	929,769

Total Sovereign Bonds (cost $193,938,705)				191,557,578
U.S. Government Agency Obligations — 1.4%
Federal Home Loan Mortgage Corp.
2.500%	02/01/51		199	205,234
2.500%	02/01/51		298	307,324
Federal National Mortgage Assoc.
2.000%	TBA		7,900	7,854,637
2.500%	TBA		450	459,826
2.500%	02/01/51		199	205,502
2.500%	02/01/51		372	381,705
2.500%	02/01/51		396	407,936
3.000%	TBA		3,600	3,749,766
3.000%	TBA		7,300	7,605,117
3.000%	10/01/49		442	470,569
3.500%	TBA		1,448	1,530,072
3.500%	10/01/34		57	60,618
3.500%	05/01/49		133	143,085
3.500%	02/01/50		191	203,408
3.500%	01/01/59		315	345,306

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	TBA	4,100	$4,398,851
4.000%	TBA	30,162	32,365,240

Total U.S. Government Agency Obligations (cost $60,801,998)			60,694,196
U.S. Treasury Obligations — 8.0%
U.S. Treasury Bonds
1.125%	08/15/40	240	195,300
1.250%	05/15/50	13,680	10,339,088
1.375%	11/15/40	1,980	1,685,784
1.375%	08/15/50	840	656,381
1.625%	11/15/50	4,660	3,887,459
1.875%	02/15/41	860	801,009
1.875%	02/15/51	2,010	1,784,189
2.000%	02/15/50	640	586,100
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/22	18,440	18,948,247
0.125%	07/15/22	2,184	2,270,475
0.125%	01/15/23	12,436	13,042,698
0.125%	10/15/24	10,909	11,807,781
0.125%	04/15/25	11,231	12,163,693
0.125%	10/15/25	605	659,268
0.125%	07/15/26	11,251	12,302,727
0.125%	01/15/30	17,315	18,751,593
0.125%	07/15/30(a)	7,142	7,758,430
0.125%	01/15/31	1,859	2,003,841
0.125%	02/15/51	1,015	1,026,229
0.250%	07/15/29	1,554	1,712,058
0.250%	02/15/50	1,465	1,536,343
0.375%	07/15/23	2,845	3,044,659
0.375%	07/15/25	4,081	4,497,782
0.375%	01/15/27	4,310	4,755,936
0.375%	07/15/27	17,580	19,512,299
0.500%	04/15/24	20,743	22,494,157
0.500%	01/15/28	18,269	20,356,578
0.625%	04/15/23	13,669	14,538,125
0.625%	01/15/24	1,530	1,659,627
0.625%	01/15/26	4,822	5,364,809
0.625%	02/15/43	4,836	5,473,833
0.750%	07/15/28	22,540	25,716,169
0.750%	02/15/42	8,173	9,468,917
0.750%	02/15/45	911	1,057,175
0.875%	01/15/29	13,882	15,929,152
0.875%	02/15/47	1,492	1,800,607
1.000%	02/15/46	6,326	7,771,162
1.000%	02/15/48	1,937	2,415,414
1.000%	02/15/49	135	169,703
1.375%	02/15/44	8,541	11,180,413
1.750%	01/15/28(k)	874	1,051,790
2.000%	01/15/26	4,062	4,800,599
2.125%	02/15/40	3,304	4,749,492
2.125%	02/15/41	7,251	10,515,880
2.375%	01/15/27(h)	65	79,461
2.500%	01/15/29(k)	305	389,871
3.375%	04/15/32	399	581,944
3.625%	04/15/28	16,605	22,359,150
3.875%	04/15/29(h)	239	335,145
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
U.S. Treasury Notes
0.250%	06/30/25	280	$274,313
0.500%	02/28/26	250	245,078
0.625%	05/15/30	900	819,281
1.125%	02/29/28	160	157,200
1.125%	02/15/31	1,280	1,209,400
1.625%	08/15/29	400	401,500
1.750%	12/31/24(h)	150	156,481
2.875%	04/30/25	1,500	1,633,242

Total U.S. Treasury Obligations (cost $348,111,143)			350,885,037

Total Long-Term Investments (cost $2,989,817,217)			3,669,765,894

	Shares
Short-Term Investments — 20.2%
Affiliated Mutual Funds — 11.7%
PGIM Core Ultra Short Bond Fund(wd)(vv)	432,996,647	432,996,647
PGIM Institutional Money Market Fund (cost $78,985,026; includes $78,977,065 of cash collateral for securities on loan)(b)(wd)	79,024,538	78,985,026

Total Affiliated Mutual Funds (cost $511,981,673)		511,981,673

Interest Rate	Maturity Date	Principal Amount (000)#
Foreign Treasury Obligation(n) — 0.0%
Bank of Israel Bills - Makam
(0.051)%	03/02/22	ILS	3,000	897,640
(cost $908,769)

	Shares
Unaffiliated Funds — 3.0%
BlackRock Liquidity FedFund (Institutional Shares)	39,708,020	39,708,020
BlackRock Liquidity Funds T-Fund (Institutional Shares)	30,413,404	30,413,404
Dreyfus Treasury Securities Cash Management (Institutional Shares)	12,654,830	12,654,830
Goldman Sachs Financial Square Government Fund (Institutional Shares)	39,708,022	39,708,022
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (Institutional Shares)	8,517,611	8,517,611

Total Unaffiliated Funds (cost $131,001,887)		131,001,887

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(n) — 5.5%
U.S. Cash Management Bills
0.000%	07/06/21(h)	332	$331,991
0.050%	07/13/21	15,200	15,199,649
0.045%	07/20/21(h)(k)	2,300	2,299,873
U.S. Treasury Bills
0.083%	04/08/21	10,900	10,899,992
0.085%	04/15/21(k)	12,100	12,099,941
0.081%	04/22/21	4,000	3,999,977
0.071%	04/22/21	64,000	63,999,627
0.073%	04/29/21	8,100	8,099,937
0.013%	04/29/21	32,500	32,499,747
0.028%	05/20/21(h)	11	11,000
0.038%	05/20/21(h)	3,000	2,999,939
0.010%	05/20/21(h)	32,500	32,499,336
0.035%	05/27/21	7,700	7,699,936
0.038%	06/10/21	14,100	14,099,685
0.028%	06/17/21(h)(k)	29,250	29,249,438
0.000%	08/19/21	2,400	2,399,796
0.060%	09/09/21	2,500	2,499,778

Total U.S. Treasury Obligations (cost $240,881,314)			240,889,642

Options Purchased*~ — 0.0%
(cost $877,415)	1,241,239

Total Short-Term Investments (cost $885,651,058)	886,012,081

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN—103.8% (cost $3,875,468,275)	4,555,777,975

	Shares
Securities Sold Short — (2.9)%
Common Stocks — (2.9)%
Aerospace & Defense — (0.1)%
Axon Enterprise, Inc.*	2,000	(284,840)
Boeing Co. (The)*	1,500	(382,080)
CAE, Inc. (Canada)	11,832	(337,156)
HEICO Corp.	500	(62,900)
Hexcel Corp.*	4,200	(235,200)
Kratos Defense & Security Solutions, Inc.*	11,700	(319,176)
Mercury Systems, Inc.*	3,000	(211,950)
MTU Aero Engines AG (Germany)	1,701	(400,091)
Singapore Technologies Engineering Ltd. (Singapore)	15,000	(43,600)
Spirit AeroSystems Holdings, Inc. (Class A Stock)	4,300	(209,195)
TransDigm Group, Inc.*	700	(411,544)
Virgin Galactic Holdings, Inc.*	7,000	(214,410)
		(3,112,142)
Air Freight & Logistics — (0.0)%
DSV PANALPINA A/S (Denmark)	1,354	(266,029)
	Shares	Value
Common Stocks (continued)
Air Freight & Logistics (cont’d.)
XPO Logistics, Inc.*	3,200	$(394,560)
		(660,589)
Airlines — (0.0)%
Air Canada (Canada)*	34,902	(726,257)
American Airlines Group, Inc.	12,700	(303,530)
Deutsche Lufthansa AG (Germany)*	10,187	(135,046)
Hawaiian Holdings, Inc.	4,700	(125,349)
Southwest Airlines Co.	2,100	(128,226)
Spirit Airlines, Inc.*	7,800	(287,820)
		(1,706,228)
Auto Components — (0.0)%
Freni Brembo SpA (Italy)*	5,524	(68,996)
Nokian Renkaat OYJ (Finland)	3,046	(110,281)
Stoneridge, Inc.*	3,300	(104,973)
		(284,250)
Automobiles — (0.0)%
Ferrari NV (Italy)	2,608	(545,400)
Banks — (0.1)%
ABN AMRO Bank NV (Netherlands)144A, CVA*	14,474	(176,545)
Bank of Hawaii Corp.	4,000	(357,960)
Bank of Marin Bancorp	1,300	(50,908)
Banque Cantonale Vaudoise (Switzerland)	1,618	(157,773)
Commerce Bancshares, Inc.	4,446	(340,608)
Commerzbank AG (Germany)*	15,911	(97,693)
Community Bank System, Inc.	2,700	(207,144)
Danske Bank A/S (Denmark)	527	(9,878)
FinecoBank Banca Fineco SpA (Italy)*	5,068	(83,531)
First Financial Bankshares, Inc.	4,400	(205,612)
Jyske Bank A/S (Denmark)*	1,119	(53,479)
KBC Group NV (Belgium)*	487	(35,460)
Nordea Bank Abp (Finland)	127	(1,252)
Park National Corp.	2,000	(258,600)
Silvergate Capital Corp. (Class A Stock)*	700	(99,519)
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	7,940	(96,968)
Southside Bancshares, Inc.	1,600	(61,616)
Stock Yards Bancorp, Inc.	2,500	(127,650)
Svenska Handelsbanken AB (Sweden) (Class A Stock)	4,754	(51,727)
UniCredit SpA (Italy)*	16,458	(174,658)
Westamerica BanCorp	2,800	(175,784)
		(2,824,365)
Beverages — (0.0)%
Anheuser-Busch InBev SA/NV (Belgium)	8,741	(551,596)
Brown-Forman Corp. (Class A Stock)	1,400	(89,138)
Brown-Forman Corp. (Class B Stock)	1,300	(89,661)
Davide Campari-Milano NV (Italy)	40,643	(455,717)
A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Heineken NV (Netherlands)	3,829	$(393,614)
		(1,579,726)
Biotechnology — (0.1)%
Agenus, Inc.*	19,900	(54,128)
Allakos, Inc.*	800	(91,824)
AnaptysBio, Inc.*	2,900	(62,495)
Arcturus Therapeutics Holdings, Inc.*	1,800	(74,340)
Argenx SE (Netherlands)*	1,219	(334,072)
Avidity Biosciences, Inc.*	3,500	(76,335)
Beam Therapeutics, Inc.*	2,200	(176,088)
Biohaven Pharmaceutical Holding Co. Ltd.*	4,300	(293,905)
BioMarin Pharmaceutical, Inc.*	2,800	(211,428)
Bioxcel Therapeutics, Inc.*	2,700	(116,532)
ChemoCentryx, Inc.*	2,400	(122,976)
Cortexyme, Inc.*	2,500	(90,075)
DermTech, Inc.*	2,700	(137,133)
Editas Medicine, Inc.*	5,100	(214,200)
Enanta Pharmaceuticals, Inc.*	1,900	(93,708)
Epizyme, Inc.*	10,100	(87,971)
Fate Therapeutics, Inc.*	2,200	(181,390)
Galapagos NV (Belgium)*	2,402	(185,699)
Global Blood Therapeutics, Inc.*	4,600	(187,450)
Idorsia Ltd. (Switzerland)*	13,658	(366,566)
Iovance Biotherapeutics, Inc.*	7,100	(224,786)
Morphic Holding, Inc.*	1,800	(113,904)
MorphoSys AG (Germany)*	1,709	(148,881)
Precision BioSciences, Inc.*	5,600	(57,960)
REGENXBIO, Inc.*	4,300	(146,673)
REVOLUTION Medicines, Inc.*	5,100	(233,988)
Sage Therapeutics, Inc.*	4,300	(321,855)
Spero Therapeutics, Inc.*	2,900	(42,688)
Syndax Pharmaceuticals, Inc.*	4,500	(100,620)
Twist Bioscience Corp.*	2,200	(272,492)
Viking Therapeutics, Inc.*	7,000	(44,275)
Y-mAbs Therapeutics, Inc.*	4,600	(139,104)
ZIOPHARM Oncology, Inc.*	20,400	(73,440)
		(5,078,981)
Building Products — (0.1)%
AAON, Inc.	4,600	(322,046)
Armstrong World Industries, Inc.	2,400	(216,216)
Assa Abloy AB (Sweden) (Class B Stock)	6,387	(183,771)
Belimo Holding AG (Switzerland)	21	(170,145)
CSW Industrials, Inc.	1,400	(189,000)
Geberit AG (Switzerland)	205	(130,587)
Gibraltar Industries, Inc.*	2,400	(219,624)
Nibe Industrier AB (Sweden) (Class B Stock)	17,285	(536,395)
ROCKWOOL International A/S (Denmark) (Class B Stock)	129	(54,445)
		(2,022,229)
	Shares	Value
Common Stocks (continued)
Capital Markets — (0.1)%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	10,681	$(475,108)
Carlyle Group, Inc. (The)	5,800	(213,208)
EQT AB (Sweden)	13,367	(441,018)
FactSet Research Systems, Inc.	700	(216,013)
Focus Financial Partners, Inc. (Class A Stock)*	3,800	(158,156)
Hamilton Lane, Inc. (Class A Stock)	3,800	(336,528)
KKR & Co., Inc.	6,300	(307,755)
Moelis & Co. (Class A Stock)	4,900	(268,912)
Nasdaq, Inc.	1,400	(206,444)
Partners Group Holding AG (Switzerland)	202	(258,210)
Penson Worldwide, Inc.^	31,874	—
TMX Group Ltd. (Canada)	957	(99,446)
Tradeweb Markets, Inc. (Class A Stock)	5,300	(392,200)
		(3,372,998)
Chemicals — (0.1)%
Air Products & Chemicals, Inc.	700	(196,938)
Akzo Nobel NV (Netherlands)	1,071	(120,022)
Albemarle Corp.	2,200	(321,442)
American Vanguard Corp.	3,100	(63,271)
Amyris, Inc.*	17,600	(336,160)
CF Industries Holdings, Inc.	8,100	(367,578)
Chr Hansen Holding A/S (Denmark)*	4,876	(443,141)
Clariant AG (Switzerland)*	5,246	(105,895)
DuPont de Nemours, Inc.	2,800	(216,384)
EMS-Chemie Holding AG (Switzerland)	238	(212,447)
FutureFuel Corp.	5,200	(75,556)
GCP Applied Technologies, Inc.*	1,500	(36,810)
Givaudan SA (Switzerland)	92	(355,461)
International Flavors & Fragrances, Inc.	1,500	(209,415)
Intrepid Potash, Inc.*	1,200	(39,072)
Koninklijke DSM NV (Netherlands)	3,288	(557,358)
Kraton Corp.*	3,900	(142,701)
Livent Corp.*	17,700	(306,564)
Novozymes A/S (Denmark) (Class B Stock)	4,812	(307,908)
OCI NV (Netherlands)*	6,655	(144,620)
Quaker Chemical Corp.	800	(195,016)
Sika AG (Switzerland)	701	(200,532)
Symrise AG (Germany)	3,499	(424,562)
Umicore SA (Belgium)	2,767	(146,699)
		(5,525,552)
Commercial Services & Supplies — (0.1)%
Boyd Group Services, Inc. (Canada)	897	(151,991)
Casella Waste Systems, Inc. (Class A Stock)*	4,800	(305,136)
Covanta Holding Corp.	8,500	(117,810)
Harsco Corp.*	8,500	(145,775)
Interface, Inc.	5,400	(67,392)
ISS A/S (Denmark)*	7,148	(133,415)
KAR Auction Services, Inc.*	11,900	(178,500)
Montrose Environmental Group, Inc.*	2,300	(115,437)
MSA Safety, Inc.	1,200	(180,024)
Pitney Bowes, Inc.	16,200	(133,488)

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Ritchie Bros. Auctioneers, Inc. (Canada)	2,607	$(152,640)
Team, Inc.*	3,100	(35,743)
TOMRA Systems ASA (Norway)	7,392	(320,809)
US Ecology, Inc.*	3,900	(162,396)
Viad Corp.*	2,500	(104,375)
		(2,304,931)
Communications Equipment — (0.0)%
ADTRAN, Inc.	4,400	(73,392)
Comtech Telecommunications Corp.	2,300	(57,132)
Infinera Corp.*	23,100	(222,453)
Inseego Corp.*	8,700	(87,000)
Viasat, Inc.*	6,000	(288,420)
		(728,397)
Construction & Engineering — (0.1)%
Ameresco, Inc. (Class A Stock)*	3,700	(179,931)
Arcosa, Inc.	3,400	(221,306)
Dycom Industries, Inc.*	3,700	(343,545)
Granite Construction, Inc.	5,800	(233,450)
SNC-Lavalin Group, Inc. (Canada)	12,390	(265,211)
Sterling Construction Co., Inc.*	2,500	(58,000)
Sweco AB (Sweden) (Class B Stock)	12,536	(204,521)
Tutor Perini Corp.*	4,500	(85,275)
WillScot Mobile Mini Holdings Corp.*	13,700	(380,175)
WSP Global, Inc. (Canada)	2,201	(209,399)
		(2,180,813)
Construction Materials — (0.0)%
U.S. Concrete, Inc.*	1,500	(109,980)
Consumer Finance — (0.0)%
Credit Acceptance Corp.*	500	(180,115)
LendingClub Corp.*	8,400	(138,768)
LendingTree, Inc.*	1,100	(234,300)
		(553,183)
Containers & Packaging — (0.0)%
Ball Corp.	4,000	(338,960)
BillerudKorsnas AB (Sweden)	1,660	(30,837)
CCL Industries, Inc. (Canada) (Class B Stock)	6,012	(332,581)
Huhtamaki OYJ (Finland)	2,384	(107,942)
Ranpak Holdings Corp.*	8,000	(160,480)
SIG Combibloc Group AG (Switzerland)*	15,138	(350,773)
		(1,321,573)
Diversified Consumer Services — (0.0)%
Bright Horizons Family Solutions, Inc.*	2,200	(377,190)
Houghton Mifflin Harcourt Co.*	14,900	(113,538)
OneSpaWorld Holdings Ltd. (Bahamas)*	7,800	(83,070)
Regis Corp.*	3,400	(42,704)
WW International, Inc.*	6,500	(203,320)
		(819,822)
	Shares	Value
Common Stocks (continued)
Diversified Financial Services — (0.0)%
Element Fleet Management Corp. (Canada)	36,430	$(398,594)
Onex Corp. (Canada)	3,268	(203,252)
		(601,846)
Diversified Telecommunication Services — (0.1)%
Anterix, Inc.*	1,900	(89,604)
Bandwidth, Inc. (Class A Stock)*	1,800	(228,132)
BCE, Inc. (Canada)	9,458	(426,953)
Deutsche Telekom AG (Germany)	20,238	(408,146)
Elisa OYJ (Finland)	7,694	(461,606)
Infrastrutture Wireless Italiane SpA (Italy)144A	39,939	(446,707)
Koninklijke KPN NV (Netherlands)	91,582	(311,523)
Singapore Telecommunications Ltd. (Singapore)	443,100	(805,653)
Telenor ASA (Norway)	11,416	(201,044)
Telia Co. AB (Sweden)	84,257	(365,557)
United Internet AG (Germany)	750	(30,076)
		(3,775,001)
Electric Utilities — (0.1)%
American Electric Power Co., Inc.	2,500	(211,750)
Duke Energy Corp.	3,900	(376,467)
Elia Group SA/NV (Belgium)	2,200	(241,416)
Emera, Inc. (Canada)	7,460	(332,011)
Enel SpA (Italy)	7,171	(71,159)
Entergy Corp.	2,200	(218,834)
Evergy, Inc.	3,800	(226,214)
Fortis, Inc. (Canada)	6,671	(289,464)
Orsted A/S (Denmark)144A	2,966	(480,332)
Terna Rete Elettrica Nazionale SpA (Italy)	30,806	(233,003)
		(2,680,650)
Electrical Equipment — (0.1)%
ABB Ltd. (Switzerland)	5,375	(163,236)
American Superconductor Corp.*	3,200	(60,672)
Ballard Power Systems, Inc. (Canada)*	18,490	(450,958)
Bloom Energy Corp. (Class A Stock)*	8,500	(229,925)
FuelCell Energy, Inc.*	16,000	(230,560)
Plug Power, Inc.*	6,200	(222,208)
Siemens Energy AG (Germany)*	1,089	(39,239)
Sunrun, Inc.*	4,100	(247,968)
TPI Composites, Inc.*	3,300	(186,219)
Varta AG (Germany)*	1,427	(210,317)
Vestas Wind Systems A/S (Denmark)	429	(88,301)
		(2,129,603)
Electronic Equipment, Instruments & Components — (0.0)%
Badger Meter, Inc.	1,800	(167,526)
Hexagon AB (Sweden) (Class B Stock)	865	(79,893)
Keysight Technologies, Inc.*	1,400	(200,760)
Luna Innovations, Inc.*	2,800	(29,484)
National Instruments Corp.	6,100	(263,428)
OSI Systems, Inc.*	1,600	(153,760)

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
PAR Technology Corp.*	2,500	$(163,525)
		(1,058,376)
Energy Equipment & Services — (0.0)%
Aspen Aerogels, Inc.*	3,300	(67,122)
Dril-Quip, Inc.*	4,400	(146,212)
Helmerich & Payne, Inc.	7,000	(188,720)
Liberty Oilfield Services, Inc. (Class A Stock)*	8,700	(98,223)
NOV, Inc.	15,200	(208,544)
SBM Offshore NV (Netherlands)	5,201	(95,668)
Tenaris SA	21,683	(246,316)
		(1,050,805)
Entertainment — (0.0)%
Cinemark Holdings, Inc.*	10,200	(208,182)
CTS Eventim AG & Co. KGaA (Germany)*	3,289	(190,778)
Embracer Group AB (Sweden)*	57	(1,573)
IMAX Corp.*	6,800	(136,680)
Liberty Media Corp.-Liberty Braves (Class A Stock)*	1,300	(37,063)
Liberty Media Corp.-Liberty Braves (Class C Stock)*	1,300	(36,166)
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	2,000	(76,440)
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	800	(34,632)
Live Nation Entertainment, Inc.*	4,400	(372,460)
LiveXLive Media, Inc.*	7,100	(30,814)
Marcus Corp. (The)*	2,100	(41,979)
Roku, Inc.*	900	(293,193)
		(1,459,960)
Equity Real Estate Investment Trusts (REITs) — (0.1)%
Alexandria Real Estate Equities, Inc.	1,200	(197,160)
Crown Castle International Corp.	200	(34,426)
Empire State Realty Trust, Inc. (Class A Stock)	15,800	(175,854)
Equity Residential	3,400	(243,542)
Essential Properties Realty Trust, Inc.	8,900	(203,187)
Federal Realty Investment Trust	2,000	(202,900)
Independence Realty Trust, Inc.	9,000	(136,800)
Innovative Industrial Properties, Inc.	1,800	(324,288)
Mack-Cali Realty Corp.	2,200	(34,056)
Outfront Media, Inc.	16,600	(362,378)
Safehold, Inc.	3,300	(231,330)
STORE Capital Corp.	5,600	(187,600)
Summit Hotel Properties, Inc.	9,700	(98,552)
Xenia Hotels & Resorts, Inc.	10,300	(200,850)
		(2,632,923)
Food & Staples Retailing — (0.0)%
Chefs’ Warehouse, Inc. (The)*	4,700	(143,162)
Grocery Outlet Holding Corp.*	5,100	(188,139)
METRO AG (Germany)	3,810	(40,383)
Performance Food Group Co.*	6,800	(391,748)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Rite Aid Corp.*	5,000	$(102,300)
		(865,732)
Food Products — (0.1)%
AAK AB (Sweden)	9,833	(222,821)
Bakkafrost P/F (Faroe Islands)*	1,951	(154,646)
Barry Callebaut AG (Switzerland)	122	(275,787)
Beyond Meat, Inc.*	2,200	(286,264)
Calavo Growers, Inc.	1,600	(124,224)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)*	37	(323,016)
Hostess Brands, Inc.*	11,500	(164,910)
Lamb Weston Holdings, Inc.	2,500	(193,700)
Limoneira Co.	2,200	(38,500)
McCormick & Co., Inc.	2,400	(213,984)
Mowi ASA (Norway)	12,670	(314,072)
Nestle SA (Switzerland)	4,308	(480,232)
Premium Brands Holdings Corp. (Canada)	1,300	(123,866)
Salmar ASA (Norway)	952	(65,747)
Saputo, Inc. (Canada)	2,302	(69,223)
TreeHouse Foods, Inc.*	3,900	(203,736)
Vital Farms, Inc.*	3,700	(80,808)
		(3,335,536)
Gas Utilities — (0.0)%
New Jersey Resources Corp.	5,100	(203,337)
Northwest Natural Holding Co.	3,600	(194,220)
Snam SpA (Italy)	61,716	(342,280)
		(739,837)
Health Care Equipment & Supplies — (0.1)%
Acutus Medical, Inc.*	3,200	(42,784)
Alcon, Inc. (Switzerland)*	2,036	(142,517)
Alphatec Holdings, Inc.*	9,200	(145,268)
Ambu A/S (Denmark) (Class B Stock)	4,978	(234,656)
Apyx Medical Corp.*	3,200	(30,912)
AtriCure, Inc.*	3,400	(222,768)
Axonics Modulation Technologies, Inc.*	4,700	(281,483)
Carl Zeiss Meditec AG (Germany)	1,502	(226,348)
Cerus Corp.*	18,800	(112,988)
China Medical Technologies, Inc. (China) ADR^	6,255	—
Coloplast A/S (Denmark) (Class B Stock)	396	(59,603)
CryoLife, Inc.*	4,600	(103,868)
Cutera, Inc.*	1,200	(36,060)
DexCom, Inc.*	600	(215,634)
Glaukos Corp.*	3,800	(318,934)
iRhythm Technologies, Inc.*	1,500	(208,290)
Lantheus Holdings, Inc.*	7,600	(162,412)
Mesa Laboratories, Inc.	600	(146,100)
Novocure Ltd.*	1,900	(251,142)
OrthoPediatrics Corp.*	2,500	(121,875)
Penumbra, Inc.*	1,400	(378,812)
Quotient Ltd.*	12,300	(45,264)
Shockwave Medical, Inc.*	2,800	(364,728)

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Siemens Healthineers AG (Germany) 144A	949	$(51,531)
Sientra, Inc.*	5,300	(38,637)
Straumann Holding AG (Switzerland)	100	(124,847)
Surmodics, Inc.*	1,100	(61,677)
Tactile Systems Technology, Inc.*	2,400	(130,776)
Tandem Diabetes Care, Inc.*	2,000	(176,500)
TransMedics Group, Inc.*	3,300	(136,917)
Vapotherm, Inc.*	2,900	(69,658)
Varex Imaging Corp.*	3,600	(73,764)
		(4,716,753)
Health Care Providers & Services — (0.1)%
1Life Healthcare, Inc.*	6,500	(254,020)
AdaptHealth Corp.*	5,300	(194,828)
Amplifon SpA (Italy)*	8,851	(329,494)
Brookdale Senior Living, Inc.*	17,000	(102,850)
Castle Biosciences, Inc.*	2,300	(157,458)
Exagen, Inc.*	1,500	(26,250)
Guardant Health, Inc.*	2,200	(335,830)
HealthEquity, Inc.*	4,400	(299,200)
MEDNAX, Inc.*	7,700	(196,119)
Oak Street Health, Inc.*	4,400	(238,788)
Pennant Group, Inc. (The)*	2,400	(109,920)
PetIQ, Inc.*	3,100	(109,306)
Progyny, Inc.*	7,400	(329,374)
R1 RCM, Inc.*	12,700	(313,436)
Surgery Partners, Inc.*	6,300	(278,838)
		(3,275,711)
Health Care Technology — (0.0)%
Health Catalyst, Inc.*	4,700	(219,819)
iCAD, Inc.*	2,200	(46,684)
OptimizeRx Corp.*	1,600	(78,000)
Tabula Rasa HealthCare, Inc.*	2,300	(105,915)
Teladoc Health, Inc.*	1,200	(218,100)
		(668,518)
Hotels, Restaurants & Leisure — (0.1)%
Aramark	5,400	(204,012)
Bally’s Corp.*	2,800	(181,944)
BJ’s Restaurants, Inc.*	2,100	(121,968)
Carnival Corp.*	7,500	(199,050)
Dave & Buster’s Entertainment, Inc.*	5,400	(258,660)
Everi Holdings, Inc.*	10,000	(141,100)
Evolution Gaming Group AB (Sweden)144A	615	(90,845)
Expedia Group, Inc.*	1,200	(206,544)
GAN Ltd. (United Kingdom)*	3,100	(56,420)
Hyatt Hotels Corp. (Class A Stock)	2,700	(223,290)
Norwegian Cruise Line Holdings Ltd.*	6,700	(184,853)
Planet Fitness, Inc. (Class A Stock)*	3,600	(278,280)
Red Robin Gourmet Burgers, Inc.*	1,700	(67,813)
Restaurant Brands International, Inc. (Canada)	4,821	(313,536)
SeaWorld Entertainment, Inc.*	7,900	(392,393)
Shake Shack, Inc. (Class A Stock)*	1,600	(180,432)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Six Flags Entertainment Corp.	7,900	$(367,113)
Vail Resorts, Inc.*	1,300	(379,158)
Wynn Resorts Ltd.*	2,900	(363,573)
		(4,210,984)
Household Durables — (0.0)%
Helen of Troy Ltd.*	1,000	(210,660)
Purple Innovation, Inc.*	6,100	(193,065)
		(403,725)
Household Products — (0.0)%
Church & Dwight Co., Inc.	2,500	(218,375)
Independent Power & Renewable Electricity Producers — (0.0)%
Boralex, Inc. (Canada) (Class A Stock)	5,453	(171,483)
Innergex Renewable Energy, Inc. (Canada)	21,849	(381,971)
Sunnova Energy International, Inc.*	7,100	(289,822)
TransAlta Renewables, Inc. (Canada)	3,644	(59,646)
		(902,922)
Industrial Conglomerates — (0.0)%
Keppel Corp. Ltd. (Singapore)	71,600	(283,980)
Lifco AB (Sweden) (Class B Stock)	946	(88,012)
Siemens AG (Germany)	693	(113,823)
		(485,815)
Insurance — (0.1)%
Aegon NV (Netherlands)	48,698	(232,461)
Aon PLC (Class A Stock)	1,600	(368,176)
Assurant, Inc.	1,500	(212,655)
Cincinnati Financial Corp.	2,100	(216,489)
Fairfax Financial Holdings Ltd. (Canada)	220	(96,030)
Gjensidige Forsikring ASA (Norway)	2,375	(55,756)
GoHealth, Inc. (Class A Stock)*	10,700	(125,083)
Goosehead Insurance, Inc. (Class A Stock)	1,700	(182,206)
Hannover Rueck SE (Germany)	952	(174,023)
HCI Group, Inc.	800	(61,456)
Helvetia Holding AG (Switzerland)	23	(2,704)
Intact Financial Corp. (Canada)	1,304	(159,796)
Kinsale Capital Group, Inc.	1,600	(263,680)
Lemonade, Inc.*	2,400	(223,512)
Lincoln National Corp.	3,400	(211,718)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	175	(53,917)
Palomar Holdings, Inc.*	600	(40,224)
Poste Italiane SpA (Italy)144A	5,591	(71,260)
Sampo OYJ (Finland) (Class A Stock)	6,820	(307,616)
Selectquote, Inc.*	8,400	(247,884)
Swiss Re AG (Switzerland)	3,104	(305,528)
Trupanion, Inc.*	3,000	(228,630)
Tryg A/S (Denmark)	12,672	(299,240)
		(4,140,044)

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — (0.0)%
Adevinta ASA (France)*	15,205	$(224,699)
Eventbrite, Inc. (Class A Stock)*	8,400	(186,144)
EverQuote, Inc. (Class A Stock)*	2,200	(79,838)
IAC/InterActiveCorp*	1,000	(216,310)
MediaAlpha, Inc. (Class A Stock)*	2,800	(99,204)
Scout24 AG (Germany)144A	709	(53,919)
TripAdvisor, Inc.*	4,300	(231,297)
		(1,091,411)
Internet & Direct Marketing Retail — (0.0)%
CarParts.com, Inc.*	4,600	(65,688)
Delivery Hero SE (Saudi Arabia)144A*	2,412	(313,313)
Etsy, Inc.*	600	(121,002)
Groupon, Inc.*	2,600	(131,417)
Just Eat Takeaway.com NV (Germany)144A*	2,813	(259,583)
Prosus NV (China)*	832	(92,976)
Quotient Technology, Inc.*	10,100	(165,034)
RealReal, Inc. (The)*	11,000	(248,930)
Stitch Fix, Inc. (Class A Stock)*	4,300	(213,022)
		(1,610,965)
IT Services — (0.1)%
Adyen NV (Netherlands)144A*	149	(332,984)
Bechtle AG (Germany)	166	(31,164)
BigCommerce Holdings, Inc.*	3,800	(219,640)
Fastly, Inc. (Class A Stock)*	3,300	(222,024)
GoDaddy, Inc. (Class A Stock)*	2,500	(194,050)
I3 Verticals, Inc. (Class A Stock)*	2,100	(65,363)
Limelight Networks, Inc.*	14,500	(51,765)
MongoDB, Inc.*	1,000	(267,430)
Nexi SpA (Italy)144A*	27,659	(483,874)
Okta, Inc.*	1,000	(220,430)
Rackspace Technology, Inc.*	8,700	(206,886)
Repay Holdings Corp.*	8,900	(208,972)
Sabre Corp.	14,100	(208,821)
Shopify, Inc. (Canada) (Class A Stock)*	216	(238,470)
Square, Inc. (Class A Stock)*	1,400	(317,870)
Switch, Inc. (Class A Stock)	11,600	(188,616)
Tucows, Inc. (Class A Stock)*	1,200	(93,000)
Twilio, Inc. (Class A Stock)*	1,000	(340,760)
VeriSign, Inc.*	900	(178,884)
Verra Mobility Corp.*	17,100	(231,448)
		(4,302,451)
Leisure Products — (0.0)%
Acushnet Holdings Corp.	2,800	(115,724)
Callaway Golf Co.	9,500	(254,125)
Clarus Corp.	3,512	(59,880)
Escalade, Inc.	1,200	(25,092)
Hasbro, Inc.	4,000	(384,480)
Peloton Interactive, Inc. (Class A Stock)*	2,000	(224,880)
		(1,064,181)
Life Sciences Tools & Services — (0.1)%
10X Genomics, Inc. (Class A Stock)*	2,000	(362,000)
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Adaptive Biotechnologies Corp.*	5,800	$(233,508)
Bachem Holding AG (Switzerland) (Class B Stock)*	230	(98,664)
Berkeley Lights, Inc.*	4,600	(231,058)
Codexis, Inc.*	7,400	(169,386)
Evotec SE (Germany)*	8,280	(298,642)
Fluidigm Corp.*	9,000	(40,680)
Lonza Group AG (Switzerland)*	131	(73,432)
Luminex Corp.	1,400	(44,660)
NanoString Technologies, Inc.*	4,800	(315,408)
NeoGenomics, Inc.*	6,700	(323,141)
Quanterix Corp.*	4,000	(233,880)
Repligen Corp.*	1,200	(233,292)
		(2,657,751)
Machinery — (0.1)%
Albany International Corp. (Class A Stock)	2,500	(208,675)
Atlas Copco AB (Sweden) (Class A Stock)	3,967	(241,729)
Blue Bird Corp.*	2,900	(72,587)
Chart Industries, Inc.*	2,500	(355,875)
CNH Industrial NV (United Kingdom)*	9,055	(141,856)
Enerpac Tool Group Corp.	1,300	(33,956)
Evoqua Water Technologies Corp.*	7,900	(207,770)
ExOne Co. (The)*	2,100	(65,856)
GEA Group AG (Germany)	270	(11,075)
Greenbrier Cos., Inc. (The)	3,500	(165,270)
Hyster-Yale Materials Handling, Inc.	1,500	(130,680)
Kennametal, Inc.	9,600	(383,712)
Knorr-Bremse AG (Germany)	206	(25,723)
Kone OYJ (Finland) (Class B Stock)	395	(32,244)
Lindsay Corp.	900	(149,958)
Manitowoc Co., Inc. (The)*	3,000	(61,860)
NN, Inc.*	5,300	(37,471)
OC Oerlikon Corp. AG (Switzerland)	6,191	(71,626)
Omega Flex, Inc.	800	(126,304)
Proto Labs, Inc.*	1,100	(133,925)
Rational AG (Germany)	272	(211,353)
Schindler Holding AG (Switzerland)	498	(146,398)
Trinity Industries, Inc.	11,100	(316,239)
VAT Group AG (Switzerland)144A*	749	(210,193)
Welbilt, Inc.*	6,200	(100,750)
Woodward, Inc.	3,100	(373,953)
Xylem, Inc.	1,500	(157,770)
		(4,174,808)
Marine — (0.0)%
Kirby Corp.*	5,600	(337,568)
Media — (0.1)%
Cardlytics, Inc.*	2,500	(274,250)
Discovery, Inc. (Class A Stock)*	2,000	(86,920)
Discovery, Inc. (Class C Stock)*	2,200	(81,158)
DISH Network Corp. (Class A Stock)*	5,800	(209,960)
Liberty Broadband Corp. (Class A Stock)*	700	(101,605)

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Liberty Broadband Corp. (Class C Stock)*	700	$(105,105)
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	1,600	(70,528)
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	1,700	(74,987)
National CineMedia, Inc.	8,200	(37,884)
New York Times Co. (The) (Class A Stock)	7,500	(379,650)
Schibsted ASA (Norway) (Class A Stock) *	3,372	(141,675)
Stroeer SE & Co. KGaA (Germany)	1,596	(129,834)
TechTarget, Inc.*	2,600	(180,570)
		(1,874,126)
Metals & Mining — (0.1)%
Agnico Eagle Mines Ltd. (Canada)	2,160	(124,870)
Allegheny Technologies, Inc.*	15,700	(330,642)
Carpenter Technology Corp.	5,500	(226,325)
Century Aluminum Co.*	8,300	(146,578)
Cleveland-Cliffs, Inc.	13,800	(277,518)
Compass Minerals International, Inc.	3,000	(188,160)
First Quantum Minerals Ltd. (Zambia)	1,927	(36,724)
Franco-Nevada Corp. (Canada)	2,269	(284,352)
Kaiser Aluminum Corp.	1,800	(198,900)
Novagold Resources, Inc. (Canada)*	20,200	(176,952)
Pan American Silver Corp. (Canada)	1,153	(34,589)
SSAB AB (Sweden) (Class A Stock)*	7,732	(40,966)
thyssenkrupp AG (Germany)*	22,126	(295,711)
Warrior Met Coal, Inc.	4,300	(73,659)
Wheaton Precious Metals Corp. (Brazil)	5,561	(212,404)
		(2,648,350)
Mortgage Real Estate Investment Trusts (REITs) — (0.0)%
Broadmark Realty Capital, Inc.	14,000	(146,440)
Ladder Capital Corp.	11,700	(138,060)
		(284,500)
Multiline Retail — (0.0)%
Dollarama, Inc. (Canada)	6,337	(279,964)
Nordstrom, Inc.*	5,400	(204,498)
		(484,462)
Multi-Utilities — (0.0)%
Algonquin Power & Utilities Corp. (Canada)	32,549	(515,676)
Ameren Corp.	2,700	(219,672)
Avista Corp.	4,900	(233,975)
Canadian Utilities Ltd. (Canada) (Class A Stock)	12,609	(338,528)
CMS Energy Corp.	3,500	(214,270)
E.ON SE (Germany)	2,526	(29,483)
		(1,551,604)
Oil, Gas & Consumable Fuels — (0.1)%
Cameco Corp. (Canada)	27,839	(461,657)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Canadian Natural Resources Ltd. (Canada)	2,176	$(67,270)
Cenovus Energy, Inc. (Canada)	7,072	(53,123)
Earthstone Energy, Inc. (Class A Stock)*	3,800	(27,170)
Enbridge, Inc. (Canada)	6,542	(238,317)
Green Plains, Inc.*	4,000	(108,280)
Inter Pipeline Ltd. (Canada)	14,265	(203,980)
Keyera Corp. (Canada)	1,558	(32,382)
Koninklijke Vopak NV (Netherlands)	2,812	(140,216)
Murphy Oil Corp.	12,300	(201,843)
Neste OYJ (Finland)	1,181	(62,677)
Par Pacific Holdings, Inc.*	5,100	(72,012)
Pembina Pipeline Corp. (Canada)	8,501	(245,553)
SM Energy Co.	9,500	(155,515)
Suncor Energy, Inc. (Canada)	7,495	(156,675)
Talos Energy, Inc.*	3,500	(42,140)
TC Energy Corp. (Canada)	4,534	(207,849)
Uranium Energy Corp.*	19,800	(56,628)
		(2,533,287)
Paper & Forest Products — (0.0)%
Holmen AB (Sweden) (Class B Stock)	2,961	(129,967)
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)*	19,258	(340,828)
		(470,795)
Personal Products — (0.0)%
Beiersdorf AG (Germany)	2,006	(211,158)
Edgewell Personal Care Co.	5,000	(198,000)
elf Beauty, Inc.*	5,000	(134,150)
		(543,308)
Pharmaceuticals — (0.1)%
Aerie Pharmaceuticals, Inc.*	5,300	(94,711)
Arvinas, Inc.*	4,500	(297,450)
Bausch Health Cos., Inc.*	3,449	(109,423)
Canopy Growth Corp. (Canada)*	7,844	(251,917)
Cara Therapeutics, Inc.*	5,300	(115,063)
Merck KGaA (Germany)	1,241	(212,219)
Novo Nordisk A/S (Denmark) (Class B Stock)	2,338	(157,465)
Ocular Therapeutix, Inc.*	8,700	(142,767)
Odonate Therapeutics, Inc.*	3,400	(11,628)
Omeros Corp.*	7,800	(138,840)
Reata Pharmaceuticals, Inc. (Class A Stock)*	2,500	(249,250)
Recordati Industria Chimica e Farmaceutica SpA (Italy)	4,050	(218,313)
Revance Therapeutics, Inc.*	5,800	(162,110)
Theravance Biopharma, Inc.*	7,000	(142,870)
VYNE Therapeutics, Inc.*	4,800	(32,856)
WaVe Life Sciences Ltd.*	5,200	(29,172)
		(2,366,054)
Professional Services — (0.0)%
Dun & Bradstreet Holdings, Inc.*	8,400	(200,004)

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Huron Consulting Group, Inc.*	2,100	$(105,798)
Thomson Reuters Corp. (Canada)	4,936	(432,406)
Upwork, Inc.*	7,000	(313,390)
Willdan Group, Inc.*	1,500	(61,575)
Wolters Kluwer NV (Netherlands)	243	(21,166)
		(1,134,339)
Real Estate Management & Development — (0.0)%
CapitaLand Ltd. (Singapore)	53,600	(150,350)
City Developments Ltd. (Singapore)	38,200	(227,266)
Fathom Holdings, Inc.*	1,200	(43,956)
Redfin Corp.*	4,200	(279,678)
St. Joe Co. (The)	4,900	(210,210)
UOL Group Ltd. (Singapore)	1,900	(11,173)
		(922,633)
Road & Rail — (0.0)%
Avis Budget Group, Inc.*	5,600	(406,224)
Canadian National Railway Co. (Canada)	805	(93,420)
Canadian Pacific Railway Ltd. (Canada)	71	(27,119)
Lyft, Inc. (Class A Stock)*	6,100	(385,398)
Norfolk Southern Corp.	800	(214,816)
Uber Technologies, Inc.*	6,200	(337,962)
		(1,464,939)
Semiconductors & Semiconductor Equipment — (0.1)%
Analog Devices, Inc.	1,300	(201,604)
ASML Holding NV (Netherlands)	474	(291,761)
CEVA, Inc.*	2,100	(117,915)
Cree, Inc.*	3,100	(335,203)
Impinj, Inc.*	2,800	(159,236)
Infineon Technologies AG (Germany)	4,317	(184,120)
ON Semiconductor Corp.*	9,300	(386,973)
PDF Solutions, Inc.*	3,200	(56,896)
Silicon Laboratories, Inc.*	1,500	(211,605)
SolarEdge Technologies, Inc.*	800	(229,952)
SunPower Corp.*	7,600	(254,220)
Veeco Instruments, Inc.*	5,600	(116,144)
		(2,545,629)
Software — (0.2)%
2U, Inc.*	5,400	(206,442)
8x8, Inc.*	10,300	(334,132)
Alteryx, Inc. (Class A Stock)*	2,700	(223,992)
Anaplan, Inc.*	4,500	(242,325)
Appian Corp.*	1,700	(226,015)
Bill.com Holdings, Inc.*	2,100	(305,550)
BlackBerry Ltd. (Canada)*	6,433	(53,954)
Blackline, Inc.*	2,200	(238,480)
Ceridian HCM Holding, Inc.*	2,500	(210,675)
Cloudflare, Inc. (Class A Stock)*	4,000	(281,040)
Coupa Software, Inc.*	1,100	(279,928)
Crowdstrike Holdings, Inc. (Class A Stock)*	1,200	(219,012)
Datadog, Inc. (Class A Stock)*	3,200	(266,688)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Descartes Systems Group, Inc. (The) (Canada)*	235	$(14,337)
Digimarc Corp.*	1,800	(53,388)
DocuSign, Inc.*	1,000	(202,450)
Domo, Inc. (Class B Stock)*	3,000	(168,870)
Duck Creek Technologies, Inc.*	4,800	(216,672)
Elastic NV*	2,100	(233,520)
Everbridge, Inc.*	2,500	(302,950)
Five9, Inc.*	1,000	(156,330)
Kinaxis, Inc. (Canada)*	76	(8,869)
Lightspeed POS, Inc. (Canada)*	1,779	(111,876)
LivePerson, Inc.*	5,300	(279,522)
Medallia, Inc.*	8,300	(231,487)
MicroStrategy, Inc. (Class A Stock)*	300	(203,640)
Model N, Inc.*	3,400	(119,782)
Nemetschek SE (Germany)	2,252	(143,895)
New Relic, Inc.*	3,500	(215,180)
Nuance Communications, Inc.*	4,400	(192,016)
PagerDuty, Inc.*	6,500	(261,495)
Pegasystems, Inc.	400	(45,736)
Ping Identity Holding Corp.*	7,500	(164,475)
PROS Holdings, Inc.*	4,900	(208,250)
Q2 Holdings, Inc.*	2,500	(250,500)
Rapid7, Inc.*	4,100	(305,901)
Sailpoint Technologies Holdings, Inc.*	3,500	(177,240)
SAP SE (Germany)	1,003	(123,114)
SimCorp A/S (Denmark)	451	(55,903)
Sinch AB (Sweden)144A*	700	(123,204)
Smartsheet, Inc. (Class A Stock)*	4,700	(300,424)
Splunk, Inc.*	2,100	(284,508)
Sprout Social, Inc. (Class A Stock)*	3,500	(202,160)
TeamViewer AG (Germany)144A*	3,415	(146,256)
Temenos AG (Switzerland)*	1,612	(232,614)
Unity Software, Inc.*	2,200	(220,682)
Workiva, Inc.*	2,300	(202,998)
Yext, Inc.*	13,800	(199,824)
Zendesk, Inc.*	1,600	(212,192)
Zscaler, Inc.*	1,200	(206,004)
Zuora, Inc. (Class A Stock)*	11,900	(176,120)
		(10,042,617)
Specialty Retail — (0.1)%
Barnes & Noble Education, Inc.*	4,700	(38,258)
Burlington Stores, Inc.*	1,300	(388,440)
Carvana Co.*	1,298	(340,595)
Chico’s FAS, Inc.*	11,700	(38,727)
Children’s Place, Inc. (The)*	1,800	(125,460)
Designer Brands, Inc. (Class A Stock)*	6,200	(107,880)
Dufry AG (Switzerland)*	7,985	(544,565)
GameStop Corp. (Class A Stock)*	1,000	(189,820)
Gap, Inc. (The)*	7,100	(211,438)
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)*	2,866	(64,592)
Leslie’s, Inc.*	9,500	(232,655)
Monro, Inc.	2,200	(144,760)
TJX Cos., Inc. (The)	2,900	(191,835)

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Vroom, Inc.*	6,000	$(233,940)
		(2,852,965)
Technology Hardware, Storage & Peripherals — (0.0)%
3D Systems Corp.*	7,900	(216,776)
Diebold Nixdorf, Inc.*	7,300	(103,149)
Logitech International SA (Switzerland)	664	(69,446)
Pure Storage, Inc. (Class A Stock)*	12,800	(275,712)
Quantum Corp.*	3,500	(29,155)
		(694,238)
Textiles, Apparel & Luxury Goods — (0.1)%
adidas AG (Germany)*	1,361	(425,232)
Canada Goose Holdings, Inc. (Canada)*	5,308	(208,358)
Carter’s, Inc.	1,400	(124,502)
Gildan Activewear, Inc. (Canada)	4,190	(128,231)
Moncler SpA (Italy)*	1,540	(88,276)
Oxford Industries, Inc.	2,100	(183,582)
Puma SE (Germany)*	1,226	(120,200)
Ralph Lauren Corp.	3,300	(406,428)
Salvatore Ferragamo SpA (Italy)*	6,084	(116,857)
Skechers USA, Inc. (Class A Stock)*	5,100	(212,721)
Under Armour, Inc. (Class A Stock)*	16,400	(363,424)
VF Corp.	700	(55,944)
		(2,433,755)
Thrifts & Mortgage Finance — (0.0)%
Capitol Federal Financial, Inc.	12,500	(165,562)
New York Community Bancorp, Inc.	8,800	(111,056)
		(276,618)
Tobacco — (0.0)%
Swedish Match AB (Sweden)	3,729	(291,170)
Turning Point Brands, Inc.	1,700	(88,689)
		(379,859)
Trading Companies & Distributors — (0.0)%
Air Lease Corp.	4,300	(210,700)
EVI Industries, Inc.*	1,100	(31,647)
GATX Corp.	3,700	(343,138)
H&E Equipment Services, Inc.	3,300	(125,400)
IMCD NV (Netherlands)	2,472	(343,955)
Indutrade AB (Sweden)*	6,050	(139,714)
Nesco Holdings, Inc.*	4,600	(43,010)
Toromont Industries Ltd. (Canada)	1,041	(79,680)
		(1,317,244)
Transportation Infrastructure — (0.0)%
Atlantia SpA (Italy)*	14,936	(279,525)
Fraport AG Frankfurt Airport Services Worldwide (Germany)*	5,340	(325,415)
		(604,940)
Water Utilities — (0.0)%
Essential Utilities, Inc.	7,700	(344,575)
	Shares	Value
Common Stocks (continued)
Water Utilities (cont’d.)
Global Water Resources, Inc.	1,900	$(30,989)
		(375,564)
Wireless Telecommunication Services — (0.0)%
Millicom International Cellular SA (Colombia), SDR*	2,764	(106,636)
Rogers Communications, Inc. (Canada) (Class B Stock)	3,528	(162,686)
Tele2 AB (Sweden) (Class B Stock)	10,095	(136,283)
		(405,605)

Total Common Stocks (proceeds received $106,550,696)		(127,530,841)
Preferred Stocks — (0.0)%
Chemicals — (0.0)%
FUCHS PETROLUB SE (Germany) (PRFC)	1,789	(85,589)
Health Care Equipment & Supplies — (0.0)%
Sartorius AG (Germany) (PRFC)	594	(296,704)

Total Preferred Stocks (proceeds received $304,168)		(382,293)
Rights* — (0.0)%
Gas Utilities
Snam SpA, expiring 04/08/21	48,389	(50)

Total Securities Sold Short (proceeds received $106,854,864)		(127,913,184)

Options Written*~ — (0.1)%
(premiums received $2,563,180)	(2,181,160)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN—100.8% (cost $3,766,050,231)	4,425,683,631

Liabilities in excess of other assets(z) — (0.8)%	(37,099,419)

Net Assets — 100.0%	$4,388,584,212

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
AUDOIS	Australian Overnight Index Swap
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CAC40	French Stock Market Index
CBOE	Chicago Board Options Exchange
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index
CME	Chicago Mercantile Exchange
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury
CNX	CRISIL NSE Index
COP	Certificates of Participation
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
DAX	German Stock Index
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
HICP	Harmonised Index of Consumer Prices
HONIX	Hong Kong Brokers’ Association Over Night Rate
IBEX	Spanish Stock Index
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OJSC	Open Joint-Stock Company
OMXS30	Nordic Exchange Stockholm Index
OTC	Over-the-counter
PIK	Payment-in-Kind
PRFC	Preference Shares
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TONAT	Overnight Japanese Yen LIBOR Interest Rate
TOPIX	Tokyo Stock Price Index
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $251,147 and 0.0% of net assets.

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $77,525,607; cash collateral of $78,977,065 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $21,247. The aggregate value of $27,327 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(vv)	Includes an amount of $1,060,394 segregated as collateral for OTC derivatives.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts
Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#			Value
Canadian Government Bond	2.750%	12/01/48	04/07/21	CAD	(800)	$(743,359)
Federal National Mortgage Assoc.	2.000%	TBA	04/14/21		(2,300)	(2,295,688)
Federal National Mortgage Assoc.	2.000%	TBA	05/13/21		(9,000)	(8,966,602)
Federal National Mortgage Assoc.	2.500%	TBA	05/13/21		(1,850)	(1,894,443)
Federal National Mortgage Assoc.	3.000%	TBA	06/14/21		(11,500)	(11,973,477)
Federal National Mortgage Assoc.	3.500%	TBA	04/14/21		(3,400)	(3,591,648)
Federal National Mortgage Assoc.	3.500%	TBA	04/19/21		(100)	(106,627)
Government National Mortgage Assoc.	2.500%	TBA	04/21/21		(600)	(619,078)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $30,150,680)						$(30,190,922)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year Euro-Bund Futures	Call	05/21/21	179.50		465	EUR	465	$5,219
10 Year Euro-Bund Futures	Call	05/21/21	180.00		75	EUR	75	879
10 Year Euro-Bund Futures	Call	05/21/21	185.00		35	EUR	35	410
10 Year Euro-Bund Futures	Call	05/21/21	185.50		8	EUR	8	94
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$131.25		5		5	2,734
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$137.50		496		496	—
10 Year U.S. Treasury Notes Futures	Call	05/21/21	$139.00		100		100	1,562
10 Year U.S. Treasury Notes Futures	Call	05/21/21	$163.50		67		67	—
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$154.00		5		5	9,766
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$155.00		25		25	34,766
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$156.00		21		21	20,016
Australian Dollar Currency	Call	04/09/21	77.00		2		2	220
Euro-Schatz	Call	05/21/21	112.80		200	EUR	200	1,173
A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Purchased (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Euro-Schatz	Call	05/21/21	114.30		104	EUR	104	$610
5 Year U.S. Treasury Notes Futures	Put	04/23/21	$112.50		67		67	—
5 Year U.S. Treasury Notes Futures	Put	04/23/21	$117.50		200		200	—
5 Year U.S. Treasury Notes Futures	Put	04/23/21	$119.50		30		30	234
5 Year U.S. Treasury Notes Futures	Put	04/23/21	$119.75		100		100	781
5 Year U.S. Treasury Notes Futures	Put	04/23/21	$120.75		406		406	6,344
10 Year U.S. Treasury Notes Futures	Put	04/23/21	$131.00		5		5	3,672
10 Year U.S. Treasury Notes Futures	Put	04/23/21	$132.50		5		5	8,672
2- Year Eurodollar Midcurve Options	Put	12/10/21	$95.50		100		250	625
2- Year Eurodollar Midcurve Options	Put	12/10/21	$96.50		100		250	1,875
20 Year U.S. Treasury Bonds Futures	Put	04/23/21	$142.00		30		30	469
20 Year U.S. Treasury Bonds Futures	Put	04/23/21	$144.00		940		940	29,375
Euro Futures	Put	04/09/21	1.21		12		1,500	53,700
Euro-Bobl	Put	05/21/21	129.50		14	EUR	14	82
Euro-BTP	Put	04/23/21	139.00		40	EUR	40	469
Euro-OAT	Put	05/21/21	134.00		47	EUR	47	551
Total Exchange Traded (cost $169,669)								$184,298

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs RUB	Call	Goldman Sachs International	06/24/21	77.00		—		1,350	$34,666
Currency Option USD vs BRL	Put	Morgan Stanley & Co. LLC	06/02/21	5.60		—		715	18,317
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	05/20/21	6.50		—		1,420	2,741
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	11/12/21	6.55		—		2,420	20,521
Currency Option USD vs CNH	Put	JPMorgan Chase Bank, N.A.	03/16/22	6.45		—		1,545	9,294
Currency Option USD vs COP	Put	Goldman Sachs International	06/11/21	3,500.00		—		490	3,721
Currency Option USD vs MXN	Put	Citibank, N.A.	05/21/21	20.45		—		1,520	29,954
Currency Option USD vs MXN	Put	Morgan Stanley & Co. LLC	06/09/21	21.00		—		1,430	55,428
Currency Option USD vs MXN	Put	Citibank, N.A.	06/24/21	20.60		—		1,360	38,785
Currency Option USD vs RUB	Put	Goldman Sachs International	04/01/21	72.90		—		755	—
Currency Option USD vs RUB	Put	Goldman Sachs International	04/23/21	75.10		—		1,393	14,427
Currency Option USD vs RUB	Put	Morgan Stanley & Co. LLC	05/03/21	74.72		—		1,500	15,750
Currency Option USD vs RUB	Put	Citibank, N.A.	05/04/21	76.00		—		1,510	29,021
Currency Option USD vs RUB	Put	Goldman Sachs International	05/11/21	72.46		—		700	2,536
Currency Option USD vs RUB	Put	Goldman Sachs International	05/20/21	72.60		—		755	3,662
Currency Option USD vs RUB	Put	Goldman Sachs International	06/02/21	74.00		—		1,430	16,720
Currency Option USD vs RUB	Put	Goldman Sachs International	06/08/21	74.50		—		1,430	21,493
FNMA TBA 2.5%	Put	JPMorgan Chase Bank, N.A.	04/07/21	$72.00		—		2,000	—
France Government OAT Bond	Put	BNP Paribas S.A.	05/23/25	$97.00		—	EUR	300	40,020
Total OTC Traded (cost $421,611)									$357,056

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5- Year Interest Rate Swap, 08/26/26	Call	Morgan Stanley Capital Services LLC	08/24/21	0.70%	0.70%(S)	3 Month LIBOR(Q)		13,900	$12,730
10- Year Interest Rate Swap, 01/27/32	Put	Goldman Sachs Bank USA	01/25/22	0.20%	3 Month EURIBOR(S)	0.20%(A)	EUR	5,200	103,005
A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
30- Year Interest Rate Swap, 11/04/52	Put	Morgan Stanley Capital Services LLC	11/02/22	0.19%	6 Month EURIBOR(S)	0.19%(A)	EUR	900	$149,009
30- Year Interest Rate Swap, 11/04/52	Put	BNP Paribas S.A.	11/02/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	950	156,152
30- Year Interest Rate Swap, 11/08/52	Put	Barclays Bank PLC	11/04/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	560	91,902
30- Year Interest Rate Swap, 11/08/52	Put	BNP Paribas S.A.	11/04/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	1,140	187,087
Total OTC Swaptions (cost $286,135)									$699,885
Total Options Purchased (cost $877,415)									$1,241,239
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	04/02/21	$123.75		10		10	$(391)
5 Year U.S. Treasury Notes Futures	Call	04/23/21	$124.00		129		129	(15,117)
5 Year U.S. Treasury Notes Futures	Call	04/23/21	$124.50		41		41	(1,281)
5 Year U.S. Treasury Notes Futures	Call	05/21/21	$124.00		16		16	(4,000)
10 Year Euro-Bund Futures	Call	04/23/21	172.00		18	EUR	18	(9,499)
10 Year Euro-Bund Futures	Call	05/21/21	172.00		12	EUR	12	(11,258)
10 Year U.S. Treasury Notes Futures	Call	04/02/21	$131.25		7		7	(1,203)
10 Year U.S. Treasury Notes Futures	Call	04/02/21	$132.00		30		30	(937)
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$132.00		50		50	(13,281)
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$132.25		12		12	(2,625)
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$132.50		38		38	(6,531)
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$133.00		95		95	(10,391)
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$134.00		45		45	(2,109)
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$135.00		48		48	(1,500)
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$135.50		11		11	(172)
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$136.00		30		30	(469)
10 Year U.S. Treasury Notes Futures	Call	04/23/21	$136.50		45		45	(703)
10 Year U.S. Treasury Notes Futures	Call	05/21/21	$131.50		26		26	(19,906)
10 Year U.S. Treasury Notes Futures	Call	05/21/21	$132.00		80		80	(43,750)
10 Year U.S. Treasury Notes Futures	Call	05/21/21	$134.00		41		41	(5,766)
10 Year U.S. Treasury Notes Futures	Call	05/21/21	$135.50		8		8	(500)
2- Year Eurodollar Midcurve Options	Call	12/10/21	$98.75		26		65	(18,687)
2- Year Eurodollar Midcurve Options	Call	12/10/21	$99.13		39		98	(10,481)
20 Year U.S. Treasury Bonds Futures	Call	04/02/21	$155.50		4		4	(1,250)
20 Year U.S. Treasury Bonds Futures	Call	04/02/21	$156.00		7		7	(1,312)
20 Year U.S. Treasury Bonds Futures	Call	04/02/21	$156.50		21		21	(1,969)
20 Year U.S. Treasury Bonds Futures	Call	04/02/21	$157.00		12		12	(750)
20 Year U.S. Treasury Bonds Futures	Call	04/02/21	$157.50		23		23	(1,078)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$157.00		169		169	(105,625)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$158.00		20		20	(7,812)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$159.00		110		110	(27,500)
A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$160.00		18		18	$(2,812)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$161.00		10		10	(1,094)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$162.00		47		47	(3,672)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$163.00		2		2	(125)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$164.00		18		18	(844)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$165.00		27		27	(844)
20 Year U.S. Treasury Bonds Futures	Call	04/23/21	$166.00		17		17	(531)
20 Year U.S. Treasury Bonds Futures	Call	05/21/21	$157.00		57		57	(68,578)
20 Year U.S. Treasury Bonds Futures	Call	05/21/21	$158.00		50		50	(44,531)
20 Year U.S. Treasury Bonds Futures	Call	05/21/21	$159.00		118		118	(77,437)
20 Year U.S. Treasury Bonds Futures	Call	05/21/21	$160.00		29		29	(13,594)
20 Year U.S. Treasury Bonds Futures	Call	05/21/21	$163.00		15		15	(2,578)
20 Year U.S. Treasury Bonds Futures	Call	05/21/21	$165.00		54		54	(5,906)
20 Year U.S. Treasury Bonds Futures	Call	05/21/21	$166.00		12		12	(1,125)
3- Year Eurodollar Midcurve Options	Call	04/16/21	$99.00		4		10	(25)
Australian Dollar Currency	Call	04/09/21	78.50		4		4	(60)
Australian Dollar Currency	Call	05/07/21	77.50		6		6	(2,160)
Canadian Dollar Currency	Call	04/09/21	79.50		2		2	(720)
Canadian Dollar Currency	Call	04/09/21	80.00		2		2	(280)
Euro Futures	Call	04/09/21	1.19		12		1,500	(675)
Euro Futures	Call	05/07/21	1.20		10		1,250	(1,875)
5 Year U.S. Treasury Notes Futures	Put	04/23/21	$123.50		78		78	(32,297)
5 Year U.S. Treasury Notes Futures	Put	04/23/21	$123.75		26		26	(14,219)
10 Year Euro-Bund Futures	Put	04/23/21	170.50		12	EUR	12	(6,332)
10 Year Euro-Bund Futures	Put	04/23/21	171.50		12	EUR	12	(12,384)
10 Year U.S. Treasury Notes Futures	Put	04/23/21	$131.50		30		30	(30,000)
2- Year Eurodollar Midcurve Options	Put	12/10/21	$98.75		128		320	(77,600)
20 Year U.S. Treasury Bonds Futures	Put	04/23/21	$154.00		33		33	(44,859)
3- Year Eurodollar Midcurve Options	Put	04/16/21	$98.50		4		10	(1,275)
Euro Futures	Put	05/07/21	1.17		6		750	(5,025)
Total Exchange Traded (premiums received $1,268,018)								$(781,310)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CNH	Call	HSBC Bank USA, N.A.	04/28/21	7.95		—	EUR	908	$(465)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. LLC	04/05/21	5.57		—		1,390	(21,681)
Currency Option USD vs BRL	Call	BNP Paribas S.A.	04/29/21	5.65		—		1,500	(32,526)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	05/20/21	6.90		—		1,420	(882)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	11/12/21	7.11		—		2,420	(10,615)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	03/16/22	7.00		—		1,545	(17,319)
Currency Option USD vs ILS	Call	HSBC Bank USA, N.A.	04/14/21	3.32		—		445	(4,468)
Currency Option USD vs ILS	Call	HSBC Bank USA, N.A.	05/06/21	3.33		—		395	(4,182)
Currency Option USD vs ILS	Call	JPMorgan Chase Bank, N.A.	05/18/21	3.34		—		229	(2,313)
Currency Option USD vs ILS	Call	JPMorgan Chase Bank, N.A.	06/30/21	3.42		—		276	(1,728)
A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs RUB	Call	Goldman Sachs International	06/24/21	81.00		—		2,700	$(33,565)
FNMA TBA 2.0%	Call	JPMorgan Chase Bank, N.A.	05/06/21	$100.45		—		100	(458)
FNMA TBA 2.0%	Call	JPMorgan Chase Bank, N.A.	05/06/21	$101.39		—		100	(198)
FNMA TBA 2.0%	Call	JPMorgan Chase Bank, N.A.	05/06/21	$101.43		—		100	(192)
FNMA TBA 2.0%	Call	JPMorgan Chase Bank, N.A.	05/06/21	$101.44		—		100	(188)
FNMA TBA 2.0%	Call	JPMorgan Chase Bank, N.A.	05/06/21	$101.89		—		100	(117)
FNMA TBA 2.0%	Call	JPMorgan Chase Bank, N.A.	06/07/21	$100.53		—		300	(1,807)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	04/22/24	4.00%		—		800	(12)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	05/16/24	4.00%		—		200	—
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs & Co. LLC	06/22/35	3.00%		—	EUR	500	(956)
Currency Option EUR vs CNH	Put	HSBC Bank USA, N.A.	04/28/21	7.70		—	EUR	908	(4,940)
Currency Option USD vs BRL	Put	Goldman Sachs International	04/08/21	5.69		—		1,370	(21,931)
Currency Option USD vs BRL	Put	BNP Paribas S.A.	04/29/21	5.36		—		1,500	(6,146)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. LLC	05/07/21	5.26		—		750	(2,271)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. LLC	06/02/21	5.40		—		1,430	(17,193)
Currency Option USD vs BRL	Put	Goldman Sachs International	06/09/21	5.63		—		1,370	(41,009)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. LLC	06/14/21	5.40		—		490	(6,879)
Currency Option USD vs ILS	Put	HSBC Bank USA, N.A.	04/14/21	3.20		—		445	(26)
Currency Option USD vs ILS	Put	HSBC Bank USA, N.A.	05/06/21	3.17		—		395	(73)
Currency Option USD vs ILS	Put	JPMorgan Chase Bank, N.A.	05/18/21	3.18		—		229	(94)
Currency Option USD vs ILS	Put	JPMorgan Chase Bank, N.A.	06/30/21	3.26		—		276	(1,259)
Currency Option USD vs MXN	Put	Citibank, N.A.	05/21/21	19.90		—		3,040	(26,370)
Currency Option USD vs MXN	Put	Morgan Stanley & Co. LLC	06/09/21	20.40		—		2,860	(61,478)
Currency Option USD vs MXN	Put	Citibank, N.A.	06/24/21	20.00		—		2,720	(40,714)
Currency Option USD vs RUB	Put	Goldman Sachs International	04/23/21	73.09		—		2,786	(7,153)
Currency Option USD vs RUB	Put	Citibank, N.A.	05/04/21	73.80		—		3,020	(19,645)
Currency Option USD vs RUB	Put	Goldman Sachs International	06/02/21	72.00		—		2,860	(13,131)
Currency Option USD vs RUB	Put	Goldman Sachs International	06/08/21	72.40		—		2,860	(17,712)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	04/07/21	$99.88		—		100	(407)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	04/07/21	$100.08		—		100	(524)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	04/07/21	$101.48		—		100	(1,711)
FNMA TBA 2.0%	Put	Goldman Sachs International	04/07/21	$102.25		—		200	(4,938)
A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	04/07/21	$102.38		—		200	$(5,188)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	04/07/21	$102.38		—		200	(5,188)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	05/06/21	$98.45		—		100	(395)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	05/06/21	$99.39		—		100	(728)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	05/06/21	$99.43		—		200	(1,495)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	05/06/21	$99.89		—		100	(974)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	05/06/21	$99.91		—		100	(986)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	05/06/21	$100.75		—		300	(4,513)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	06/07/21	$98.53		—		300	(2,163)
FNMA TBA 2.5%	Put	JPMorgan Chase Bank, N.A.	05/06/21	$101.79		—		200	(822)
FNMA TBA 2.5%	Put	Goldman Sachs International	05/06/21	$102.12		—		200	(1,067)
FNMA TBA 2.5%	Put	Goldman Sachs International	06/07/21	$101.17		—		500	(2,682)
FNMA TBA 2.5%	Put	Goldman Sachs International	06/07/21	$101.17		—		500	(2,682)
FNMA TBA 2.5%	Put	Goldman Sachs International	06/07/21	$101.51		—		200	(1,299)
FNMA TBA 2.5%	Put	Goldman Sachs International	06/07/21	$101.59		—		200	(1,354)
FNMA TBA 3.0%	Put	JPMorgan Chase Bank, N.A.	05/06/21	$103.98		—		100	(346)
FNMA TBA 3.0%	Put	JPMorgan Chase Bank, N.A.	05/06/21	$104.26		—		100	(468)
FNMA TBA 3.0%	Put	JPMorgan Chase Bank, N.A.	06/07/21	$103.74		—		100	(447)
FNMA TBA 3.0%	Put	Goldman Sachs International	06/07/21	$103.76		—		200	(905)
FNMA TBA 3.0%	Put	JPMorgan Chase Bank, N.A.	06/07/21	$103.88		—		200	(999)
FNMA TBA 3.0%	Put	Goldman Sachs International	06/07/21	$103.90		—		200	(1,011)
FNMA TBA 3.0%	Put	JPMorgan Chase Bank, N.A.	06/07/21	$104.05		—		100	(572)
GNMA II TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	05/13/21	$100.05		—		200	(2,106)
GNMA II TBA 2.5%	Put	JPMorgan Chase Bank, N.A.	04/14/21	$103.78		—		200	(1,635)
GNMA II TBA 2.5%	Put	JPMorgan Chase Bank, N.A.	04/14/21	$103.78		—		300	(2,453)
GNMA II TBA 2.5%	Put	JPMorgan Chase Bank, N.A.	04/14/21	$104.13		—		200	(2,189)
GNMA II TBA 2.5%	Put	JPMorgan Chase Bank, N.A.	04/14/21	$104.13		—		100	(1,095)
GNMA II TBA 2.5%	Put	JPMorgan Chase Bank, N.A.	04/14/21	$104.27		—		200	(2,433)
GNMA II TBA 2.5%	Put	JPMorgan Chase Bank, N.A.	04/14/21	$104.27		—		300	(3,650)
Interest Rate Floor Option, 1 Month LIBOR (1-Year Term)	Put	Morgan Stanley Capital Services LLC	10/07/22	0.00%		—		3,500	—
Interest Rate Floor Option, 1 Month LIBOR (1-Year Term)	Put	Morgan Stanley Capital Services LLC	10/08/22	0.00%		—		2,000	—
Total OTC Traded (premiums received $622,945)									$(481,121)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1- Year Interest Rate Swap, 02/07/23	Call	Barclays Bank PLC	02/07/22	0.01%	1 Day SONIA(A)	0.01%(A)	GBP	2,000	$(1,587)
1- Year Interest Rate Swap, 02/07/23	Call	Goldman Sachs Bank USA	02/07/22	0.01%	1 Day SONIA(A)	0.01%(A)	GBP	2,100	(1,666)
1- Year Interest Rate Swap, 02/07/23	Call	Natwest Markets PLC	02/07/22	0.01%	1 Day SONIA(A)	0.01%(A)	GBP	11,100	(8,808)
A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1- Year Interest Rate Swap, 11/21/23	Call	Goldman Sachs Bank USA	11/17/22	(0.53)%	6 Month EURIBOR(S)	(0.53)%(A)	EUR	20,100	$(22,693)
10- Year Interest Rate Swap, 04/14/31	Call	Citibank, N.A.	04/12/21	1.52%	3 Month LIBOR(Q)	1.52%(S)		500	(82)
10- Year Interest Rate Swap, 04/21/31	Call	Deutsche Bank AG	04/19/21	1.54%	3 Month LIBOR(Q)	1.54%(S)		800	(478)
10- Year Interest Rate Swap, 06/17/31	Call	Bank of America, N.A.	06/15/21	1.50%	3 Month LIBOR(Q)	1.50%(S)		600	(2,034)
5- Year Interest Rate Swap, 04/19/26	Call	Morgan Stanley Capital Services LLC	04/15/21	0.82%	3 Month LIBOR(Q)	0.82%(S)		1,100	(39)
5- Year Interest Rate Swap, 04/21/26	Call	Goldman Sachs Bank USA	04/19/21	0.84%	3 Month LIBOR(Q)	0.84%(S)		600	(66)
5- Year Interest Rate Swap, 04/21/26	Call	Bank of America, N.A.	04/19/21	0.87%	3 Month LIBOR(Q)	0.87%(S)		1,800	(317)
5- Year Interest Rate Swap, 06/16/26	Call	Citibank, N.A.	06/14/21	0.75%	3 Month LIBOR(Q)	0.75%(S)		900	(458)
5- Year Interest Rate Swap, 08/26/26	Call	Morgan Stanley Capital Services LLC	08/24/21	0.55%	3 Month LIBOR(Q)	0.55%(S)		27,800	(12,241)
CDX.NA.IG.35.V1, 12/20/25	Call	Bank of America, N.A.	04/21/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		400	(45)
CDX.NA.IG.35.V1, 12/20/25	Call	Bank of America, N.A.	04/21/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		600	(68)
CDX.NA.IG.35.V1, 12/20/25	Call	BNP Paribas S.A.	04/21/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		600	(68)
CDX.NA.IG.35.V1, 12/20/25	Call	BNP Paribas S.A.	04/21/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		500	(57)
CDX.NA.IG.35.V1, 12/20/25	Call	Deutsche Bank AG	04/21/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		200	(23)
A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.35.V1, 12/20/25	Call	Deutsche Bank AG London	04/21/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		300	$(34)
CDX.NA.IG.35.V1, 12/20/25	Call	Goldman Sachs International	04/21/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		300	(34)
CDX.NA.IG.35.V1, 12/20/25	Call	Goldman Sachs International	04/21/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		600	(68)
CDX.NA.IG.35.V1, 12/20/25	Call	Credit Suisse International	06/16/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		400	(192)
CDX.NA.IG.35.V1, 12/20/25	Call	Credit Suisse International	06/16/21	0.45%	CDX.NA.IG.35.V1(Q)	1.00%(Q)		400	(192)
iTraxx.34.V1, 12/20/25	Call	Barclays Bank PLC	04/21/21	0.38%	iTraxx.34.V1(Q)	1.00%(Q)	EUR	700	(6)
iTraxx.34.V1, 12/20/25	Call	BNP Paribas S.A.	04/21/21	0.38%	iTraxx.34.V1(Q)	1.00%(Q)	EUR	400	(4)
iTraxx.34.V1, 12/20/25	Call	BNP Paribas S.A.	04/21/21	0.38%	iTraxx.34.V1(Q)	1.00%(Q)	EUR	600	(5)
iTraxx.34.V1, 12/20/25	Call	BNP Paribas S.A.	05/19/21	0.40%	iTraxx.34.V1(Q)	1.00%(Q)	EUR	600	(168)
iTraxx.34.V1, 12/20/25	Call	Deutsche Bank AG	05/19/21	0.40%	iTraxx.34.V1(Q)	1.00%(Q)	EUR	600	(168)
iTraxx.34.V1, 12/20/25	Call	Goldman Sachs International	05/19/21	0.40%	iTraxx.34.V1(Q)	1.00%(Q)	EUR	300	(84)
iTraxx.34.V1, 12/20/25	Call	Barclays Bank PLC	07/21/21	0.40%	iTraxx.34.V1(Q)	1.00%(Q)	EUR	700	(433)
iTraxx.34.V1, 12/20/25	Call	Barclays Bank PLC	07/21/21	0.40%	iTraxx.34.V1(Q)	1.00%(Q)	EUR	600	(371)
1- Year Interest Rate Swap, 02/07/23	Put	Barclays Bank PLC	02/07/22	0.01%	0.01%(A)	1 Day SONIA(A)	GBP	2,000	(5,259)
1- Year Interest Rate Swap, 02/07/23	Put	Goldman Sachs Bank USA	02/07/22	0.01%	0.01%(A)	1 Day SONIA(A)	GBP	2,100	(5,522)
1- Year Interest Rate Swap, 02/07/23	Put	Natwest Markets PLC	02/07/22	0.01%	0.01%(A)	1 Day SONIA(A)	GBP	11,100	(29,186)
10- Year Interest Rate Swap, 04/14/31	Put	Citibank, N.A.	04/12/21	1.86%	1.86%(S)	3 Month LIBOR(Q)		500	(1,305)
10- Year Interest Rate Swap, 04/21/31	Put	Deutsche Bank AG	04/19/21	1.86%	1.86%(S)	3 Month LIBOR(Q)		800	(3,358)
A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10- Year Interest Rate Swap, 06/17/31	Put	Bank of America, N.A.	06/15/21	2.00%	2.00%(S)	3 Month LIBOR(Q)		600	$(4,771)
10- Year Interest Rate Swap, 10/01/31	Put	Deutsche Bank AG	09/29/21	2.30%	2.30%(S)	3 Month LIBOR(Q)		2,050	(24,495)
10- Year Interest Rate Swap, 10/01/31	Put	Morgan Stanley Capital Services LLC	09/29/21	2.30%	2.30%(S)	3 Month LIBOR(Q)		4,750	(42,517)
10- Year Interest Rate Swap, 11/04/32	Put	BNP Paribas S.A.	11/02/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	2,900	(144,667)
10- Year Interest Rate Swap, 11/04/32	Put	Morgan Stanley Capital Services LLC	11/02/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	2,800	(139,679)
10- Year Interest Rate Swap, 11/08/32	Put	Barclays Bank PLC	11/04/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	1,710	(85,596)
10- Year Interest Rate Swap, 11/08/32	Put	BNP Paribas S.A.	11/04/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	3,490	(174,696)
25- Year Interest Rate Swap, 05/27/50	Put	BNP Paribas S.A.	05/23/25	0.45%	0.45%(A)	6 Month EURIBOR(S)	EUR	300	(46,439)
3- Year Interest Rate Swap, 08/25/24	Put	Morgan Stanley Capital Services LLC	08/23/21	1.45%	1.45%(S)	3 Month LIBOR(Q)		5,000	(1,774)
3- Year Interest Rate Swap, 08/31/24	Put	Credit Suisse International	08/26/21	1.40%	1.40%(S)	3 Month LIBOR(Q)		5,800	(2,446)
3- Year Interest Rate Swap, 09/17/24	Put	Bank of America, N.A.	09/15/21	1.88%	1.88%(S)	3 Month LIBOR(Q)		5,800	(1,170)
A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3- Year Interest Rate Swap, 12/23/24	Put	Deutsche Bank AG	12/21/21	2.02%	2.02%(S)	3 Month LIBOR(Q)	2,600	$(1,520)
3- Year Interest Rate Swap, 12/23/24	Put	Morgan Stanley Capital Services LLC	12/21/21	2.02%	2.02%(S)	3 Month LIBOR(Q)	4,300	(2,513)
30- Year Interest Rate Swap, 01/27/52	Put	Goldman Sachs Bank USA	01/25/22	2.32%	2.32%(S)	3 Month LIBOR(Q)	1,000	(57,799)
30- Year Interest Rate Swap, 01/27/52	Put	Morgan Stanley Capital Services LLC	01/25/22	2.32%	2.32%(S)	3 Month LIBOR(Q)	1,200	(69,358)
5- Year Interest Rate Swap, 04/19/26	Put	Morgan Stanley Capital Services LLC	04/15/21	1.12%	1.12%(S)	3 Month LIBOR(Q)	1,100	(1,724)
5- Year Interest Rate Swap, 04/21/26	Put	Goldman Sachs Bank USA	04/19/21	1.12%	1.12%(S)	3 Month LIBOR(Q)	600	(1,145)
5- Year Interest Rate Swap, 04/21/26	Put	Bank of America, N.A.	04/19/21	1.15%	1.15%(S)	3 Month LIBOR(Q)	1,900	(2,913)
5- Year Interest Rate Swap, 06/16/26	Put	Citibank, N.A.	06/14/21	1.20%	1.20%(S)	3 Month LIBOR(Q)	900	(4,295)
CDX.NA.HY.35.V1, 12/20/25	Put	Citibank, N.A.	04/21/21	$100.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)	100	(30)
CDX.NA.HY.35.V1, 12/20/25	Put	Citibank, N.A.	04/21/21	$100.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)	100	(30)
CDX.NA.HY.35.V1, 12/20/25	Put	JPMorgan Chase Bank, N.A.	05/19/21	$103.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)	100	(178)
CDX.NA.HY.35.V1, 12/20/25	Put	JPMorgan Chase Bank, N.A.	05/19/21	$103.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)	100	(178)
CDX.NA.HY.35.V1, 12/20/25	Put	Credit Suisse International	06/16/21	$100.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)	100	(220)
CDX.NA.HY.35.V1, 12/20/25	Put	Credit Suisse International	06/16/21	$100.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)	100	(220)
CDX.NA.HY.35.V1, 12/20/25	Put	Goldman Sachs International	06/16/21	$102.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)	100	(299)
A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.35.V1, 12/20/25	Put	Goldman Sachs International	06/16/21	$102.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)	100	$(299)
CDX.NA.HY.35.V1, 12/20/25	Put	BNP Paribas S.A.	07/21/21	$100.00	5.00%(Q)	CDX.NA.HY.35.V1(Q)	100	(391)
CDX.NA.HY.36.V1, 06/20/26	Put	Bank of America, N.A.	06/16/21	$100.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	100	(295)
CDX.NA.HY.36.V1, 06/20/26	Put	Bank of America, N.A.	06/16/21	$100.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	200	(590)
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	300	(18)
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	400	(24)
CDX.NA.IG.35.V1, 12/20/25	Put	Credit Suisse International	04/21/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	400	(24)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	04/21/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	200	(12)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	04/21/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	200	(12)
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	0.85%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	600	(32)
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	0.85%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,000	(53)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	04/21/21	0.85%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	900	(48)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	04/21/21	0.85%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	600	(32)
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	0.95%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	300	(13)
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	1.00%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	100	(4)
CDX.NA.IG.35.V1, 12/20/25	Put	Deutsche Bank AG	04/21/21	1.00%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	100	(4)
CDX.NA.IG.35.V1, 12/20/25	Put	Deutsche Bank AG	05/19/21	0.75%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,000	(219)
CDX.NA.IG.35.V1, 12/20/25	Put	Deutsche Bank AG	05/19/21	0.75%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	700	(153)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	0.75%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	600	(131)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	0.75%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,000	(219)
CDX.NA.IG.35.V1, 12/20/25	Put	JPMorgan Chase Bank, N.A.	05/19/21	0.75%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	300	(66)
CDX.NA.IG.35.V1, 12/20/25	Put	JPMorgan Chase Bank, N.A.	05/19/21	0.75%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	500	(109)
A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.35.V1, 12/20/25	Put	Bank of America, N.A.	05/19/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	200	$(36)
CDX.NA.IG.35.V1, 12/20/25	Put	Citibank, N.A.	05/19/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	400	(71)
CDX.NA.IG.35.V1, 12/20/25	Put	Citibank, N.A.	05/19/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	500	(89)
CDX.NA.IG.35.V1, 12/20/25	Put	Morgan Stanley Capital Services LLC	05/19/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	300	(54)
CDX.NA.IG.35.V1, 12/20/25	Put	Morgan Stanley Capital Services LLC	05/19/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	500	(89)
CDX.NA.IG.35.V1, 12/20/25	Put	Bank of America, N.A.	05/19/21	0.85%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	400	(60)
CDX.NA.IG.35.V1, 12/20/25	Put	Bank of America, N.A.	05/19/21	0.85%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	600	(90)
CDX.NA.IG.35.V1, 12/20/25	Put	Bank of America, N.A.	05/19/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	300	(39)
CDX.NA.IG.35.V1, 12/20/25	Put	Bank of America, N.A.	05/19/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	1,000	(129)
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	05/19/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	400	(52)
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	05/19/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	500	(65)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	400	(52)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	500	(65)
CDX.NA.IG.35.V1, 12/20/25	Put	JPMorgan Chase Bank, N.A.	05/19/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	300	(39)
CDX.NA.IG.35.V1, 12/20/25	Put	JPMorgan Chase Bank, N.A.	05/19/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	500	(65)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	0.95%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	200	(23)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	0.95%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	500	(57)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	1.05%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	300	(27)
CDX.NA.IG.35.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	1.05%	1.00%(Q)	CDX.NA.IG.35.V1(Q)	400	(36)
A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.35.V1, 12/20/25	Put	Bank of America, N.A.	06/16/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		600	$(223)
CDX.NA.IG.35.V1, 12/20/25	Put	Credit Suisse International	06/16/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		400	(149)
CDX.NA.IG.35.V1, 12/20/25	Put	Credit Suisse International	06/16/21	0.80%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		400	(149)
CDX.NA.IG.35.V1, 12/20/25	Put	Bank of America, N.A.	06/16/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		400	(105)
CDX.NA.IG.35.V1, 12/20/25	Put	Credit Suisse International	06/16/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		300	(79)
CDX.NA.IG.35.V1, 12/20/25	Put	Deutsche Bank AG	06/16/21	0.90%	1.00%(Q)	CDX.NA.IG.35.V1(Q)		200	(53)
CDX.NA.IG.36.V1, 06/20/26	Put	Credit Suisse International	06/16/21	0.85%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		300	(154)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	06/16/21	0.85%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		300	(154)
CDX.NA.IG.36.V1, 06/20/26	Put	Goldman Sachs International	07/21/21	0.90%	1.00%(Q)	CDX.NA.IG.36.V1(Q)		500	(397)
iTraxx.34.V1, 12/20/25	Put	Bank of America, N.A.	04/21/21	0.75%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	200	(16)
iTraxx.34.V1, 12/20/25	Put	Barclays Bank PLC	04/21/21	0.75%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	1,400	(113)
iTraxx.34.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	0.75%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	400	(32)
iTraxx.34.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	0.75%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	600	(48)
iTraxx.34.V1, 12/20/25	Put	Deutsche Bank AG	04/21/21	0.75%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	900	(73)
iTraxx.34.V1, 12/20/25	Put	Morgan Stanley Capital Services LLC	04/21/21	0.75%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	400	(32)
iTraxx.34.V1, 12/20/25	Put	Bank of America, N.A.	04/21/21	0.80%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	200	(15)
iTraxx.34.V1, 12/20/25	Put	Barclays Bank PLC	04/21/21	0.80%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	2,300	(169)
iTraxx.34.V1, 12/20/25	Put	Barclays Bank PLC	04/21/21	0.80%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	600	(44)
iTraxx.34.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	0.80%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	600	(44)
iTraxx.34.V1, 12/20/25	Put	BNP Paribas S.A.	04/21/21	0.80%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	400	(29)
iTraxx.34.V1, 12/20/25	Put	Barclays Bank PLC	05/19/21	0.70%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	1,300	(372)
iTraxx.34.V1, 12/20/25	Put	BNP Paribas S.A.	05/19/21	0.70%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	600	(172)
iTraxx.34.V1, 12/20/25	Put	Deutsche Bank AG	05/19/21	0.70%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	600	(172)
iTraxx.34.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	0.70%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	300	(86)
A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.34.V1, 12/20/25	Put	BNP Paribas S.A.	05/19/21	0.75%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	500	$(120)
iTraxx.34.V1, 12/20/25	Put	Deutsche Bank AG	05/19/21	0.75%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	200	(48)
iTraxx.34.V1, 12/20/25	Put	Barclays Bank PLC	05/19/21	0.80%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	500	(104)
iTraxx.34.V1, 12/20/25	Put	BNP Paribas S.A.	05/19/21	0.80%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	300	(62)
iTraxx.34.V1, 12/20/25	Put	Deutsche Bank AG	05/19/21	0.80%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	300	(62)
iTraxx.34.V1, 12/20/25	Put	Goldman Sachs International	05/19/21	0.80%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	600	(124)
iTraxx.34.V1, 12/20/25	Put	Morgan Stanley Capital Services LLC	05/19/21	0.90%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	100	(16)
iTraxx.34.V1, 12/20/25	Put	Bank of America, N.A.	06/16/21	0.80%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	400	(164)
iTraxx.34.V1, 12/20/25	Put	Barclays Bank PLC	06/16/21	0.80%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	1,000	(411)
iTraxx.34.V1, 12/20/25	Put	Barclays Bank PLC	06/16/21	0.80%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	400	(164)
iTraxx.34.V1, 12/20/25	Put	Goldman Sachs International	06/16/21	0.80%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	600	(247)
iTraxx.34.V1, 12/20/25	Put	Goldman Sachs International	06/16/21	0.80%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	500	(206)
iTraxx.34.V1, 12/20/25	Put	Barclays Bank PLC	06/16/21	0.85%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	600	(216)
iTraxx.34.V1, 12/20/25	Put	Barclays Bank PLC	06/16/21	0.85%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	600	(216)
iTraxx.34.V1, 12/20/25	Put	Deutsche Bank AG	06/16/21	0.85%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	600	(216)
iTraxx.34.V1, 12/20/25	Put	Goldman Sachs International	06/16/21	0.85%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	600	(216)
iTraxx.34.V1, 12/20/25	Put	Barclays Bank PLC	07/21/21	0.75%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	700	(582)
iTraxx.34.V1, 12/20/25	Put	Barclays Bank PLC	07/21/21	0.75%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	600	(499)
iTraxx.34.V1, 12/20/25	Put	Goldman Sachs International	07/21/21	0.75%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	200	(166)
iTraxx.34.V1, 12/20/25	Put	Goldman Sachs International	07/21/21	0.75%	1.00%(Q)	iTraxx.34.V1(Q)	EUR	400	(333)
Total OTC Swaptions (premiums received $672,217)									$(918,729)
Total Options Written (premiums received $2,563,180)									$(2,181,160)
A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Financial Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
67	90 Day Euro Dollar	Sep. 2021	$16,718,175	$(3,233)
4	90 Day Euro Dollar	Mar. 2022	997,650	(506)
93	90 Day Euro Dollar	Sep. 2023	23,010,525	(17,745)
773	90 Day Euro Dollar	Dec. 2023	190,921,338	(416,443)
22	2 Year U.S. Treasury Notes	Jun. 2021	4,855,984	(3,882)
50	3 Year Australian Treasury Bonds	Jun. 2021	4,445,015	404
31	5 Year Euro-Bobl	Jun. 2021	4,910,658	1,290
1,059	5 Year U.S. Treasury Notes	Jun. 2021	130,678,948	(939,639)
104	10 Year Euro-Bund	Jun. 2021	20,889,446	(40,353)
58	10 Year Japanese Bonds	Jun. 2021	79,180,673	134,444
236	10 Year Australian Treasury Bonds	Jun. 2021	24,757,524	(116,743)
33	10 Year Canadian Government Bonds	Jun. 2021	3,643,996	(116,770)
285	10 Year U.S. Treasury Notes	Jun. 2021	37,317,188	(979,922)
36	10 Year U.S. Ultra Treasury Notes	Jun. 2021	5,172,750	(159,498)
40	10 Year U.K. Gilt	Jun. 2021	7,035,823	(65,935)
935	20 Year U.S. Treasury Bonds	Jun. 2021	144,545,156	(5,574,454)
1	30 Year Euro Buxl	Jun. 2021	241,623	(2,135)
54	Australian Dollar Currency	Jun. 2021	4,104,810	(66,655)
88	CAC40 10 Euro	Apr. 2021	6,259,966	38,053
27	Canadian Dollar Currency	Jun. 2021	2,148,390	10,568
6	DAX Index	Jun. 2021	2,643,676	81,141
20	Euro STOXX 50 Index	Jun. 2021	906,732	18,877
83	Euro-BTP Italian Government Bond	Jun. 2021	14,532,954	7,963
75	Euro-OAT	Jun. 2021	14,243,907	(8,430)
14	FTSE 100 Index	Jun. 2021	1,289,170	(6,906)
57	FTSE/MIB Index	Jun. 2021	8,152,950	123,626
1	Hang Seng China Enterprises Index	Apr. 2021	182,118	929
19	Japanese Yen Currency	Jun. 2021	2,145,931	(35,929)
152	Mexican Peso	Jun. 2021	3,689,040	115,103
1,095	Mini MSCI EAFE Index	Jun. 2021	120,012,000	(550,301)
521	Mini MSCI Emerging Markets Index	Jun. 2021	34,451,125	(382,857)
18	NASDAQ 100 E-Mini Index	Jun. 2021	4,712,310	59,582
136	OMXS30 Index	Apr. 2021	3,406,054	47,016
170	Russell 2000 E-Mini Index	Jun. 2021	18,891,250	(1,076,425)
54	Russian Ruble Currency	Jun. 2021	1,767,825	(33,510)
609	S&P 500 E-Mini Index	Jun. 2021	120,807,330	1,091,372
106	TOPIX Index	Jun. 2021	18,706,164	410,011
2	Yen Denominated Nikkei 225 Index	Jun. 2021	265,026	2,531
				(8,455,361)
Short Positions:
275	90 Day Euro Dollar	Jun. 2021	68,629,688	(353,290)
178	90 Day Euro Dollar	Dec. 2021	44,382,075	18,833
2	90 Day Euro Dollar	Jun. 2024	492,225	(15)
7	2 Year U.S. Treasury Notes	Jun. 2021	1,545,086	1,527
13	3 Year Australian Treasury Bonds	Jun. 2021	1,155,704	(458)
582	10 Year Euro-Bund	Jun. 2021	116,900,553	(13,725)
8	10 Year Australian Treasury Bonds	Jun. 2021	839,238	(966)
213	10 Year U.S. Treasury Notes	Jun. 2021	27,889,688	337,767
60	10 Year U.S. Ultra Treasury Notes	Jun. 2021	8,621,250	262,381
181	10 Year U.K. Gilt	Jun. 2021	31,837,099	292,112
123	20 Year U.S. Treasury Bonds	Jun. 2021	19,015,031	743,824
42	30 Year Euro Buxl	Jun. 2021	10,148,171	185,544
87	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	15,766,031	474,686
83	ASX SPI 200 Index	Jun. 2021	10,663,664	54,717
12	British Pound Currency	Jun. 2021	1,033,575	12,007
5	Euro Currency	Jun. 2021	733,875	12,100
A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Financial Futures contracts outstanding at March 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
481	Euro Schatz Index	Jun. 2021	$63,232,101	$(5,449)
53	Euro STOXX 50 Index	Jun. 2021	2,402,839	(52,576)
89	Euro-BTP Italian Government Bond	Jun. 2021	15,583,529	(21,951)
1	Euro-OAT	Jun. 2021	189,919	398
108	FTSE 100 Index	Jun. 2021	9,945,027	21,739
82	IBEX 35 Index	Apr. 2021	8,257,091	45,772
4	Mini MSCI Emerging Markets Index	Jun. 2021	264,500	1,579
127	S&P 500 E-Mini Index	Jun. 2021	25,192,990	(378,497)
13	S&P/TSX 60 Index	Jun. 2021	2,298,767	4,548
10	Short Euro-BTP	Jun. 2021	1,327,027	(1,419)
				1,641,188
				$(6,814,173)

Commodity Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
4	Brent Crude	May 2021	$249,240	$(2,388)
69	Brent Crude	Jul. 2021	4,299,390	(85,219)
9	Brent Crude	Sep. 2021	553,410	(36,902)
14	Brent Crude	Dec. 2021	843,080	(5,409)
35	Coffee ’C’	May 2021	1,620,938	(20,889)
10	Coffee ’C’	Dec. 2021	486,188	(2,052)
33	Copper	May 2021	3,296,288	199,790
10	Copper	Sep. 2021	1,000,375	61,529
108	Corn	May 2021	3,046,950	76,371
41	Corn	Jul. 2021	1,122,375	233,449
25	Cotton No. 2	May 2021	1,011,000	(73,164)
21	Gasoline RBOB	May 2021	1,728,455	137,129
6	Gasoline RBOB	Jun. 2021	492,307	42,228
63	Gold 100 OZ	Jun.2021	10,808,280	7,905
36	Hard Red Winter Wheat	May 2021	1,036,350	(103,601)
23	Lean Hogs	Jun. 2021	968,760	72,035
9	Lean Hogs	Oct. 2021	305,820	28,517
1	Lean Hogs	Dec. 2021	30,480	267
31	Live Cattle	Jun. 2021	1,523,960	45,879
13	Live Cattle	Oct. 2021	651,170	28,312
1	Live Cattle	Dec. 2021	51,210	457
21	LME Copper	Jun. 2021	4,613,569	318,298
19	LME Nickel	May 2021	1,829,301	(252,726)
9	LME Nickel	Jun.2021	867,294	3,009
4	LME Nickel	Sep. 2021	386,220	(55,534)
47	LME PRI Aluminum	May 2021	2,585,294	165,610
23	LME PRI Aluminum	Jun.2021	1,270,031	189,007
16	LME PRI Aluminum	Sep. 2021	889,900	57,493
30	LME Zinc	May 2021	2,109,188	62,348
15	LME Zinc	Jun.2021	1,056,281	99,319
9	LME Zinc	Sep. 2021	636,469	22,509
42	Low Sulphur Gas Oil	May 2021	2,131,500	26,869
149	Natural Gas	May 2021	3,885,920	(419,868)
57	Natural Gas	Oct. 2021	1,570,350	(117,185)
43	No. 2 Soft Red Winter Wheat	May 2021	1,328,700	(73,044)
A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Commodity Futures contracts outstanding at March 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
19	No. 2 Soft Red Winter Wheat	Jul. 2021	$584,963	$12,766
26	NY Harbor ULSD	May 2021	1,932,622	43,762
31	Silver	May 2021	3,802,460	(421,689)
57	Soybean	May 2021	4,094,738	266,972
58	Soybean Meal	May 2021	2,454,560	69,757
53	Soybean Oil	May 2021	1,682,856	245,101
24	Soybean Oil	Jul. 2021	730,944	196,858
7	Soybean Oil	Dec. 2021	193,368	(11,693)
90	Sugar #11 (World)	May 2021	1,488,816	(102,254)
31	Sugar #11 (World)	Oct. 2021	513,162	(11,150)
4	WTI Crude	Apr. 2021	236,640	(12,079)
7	WTI Crude	May 2021	414,260	(5,539)
76	WTI Crude	May 2021	4,496,160	105,466
5	WTI Crude	Jun. 2021	295,900	13,770
14	WTI Crude	Jul. 2021	826,420	30,862
22	WTI Crude	Dec. 2021	1,250,700	42,090
				1,093,349
Short Positions:
6	LME Copper	Jun. 2021	1,318,163	34,711
1	LME Nickel	May 2021	96,279	19,422
8	LME Nickel	Jun. 2021	770,928	75,142
1	LME PRI Aluminum	May 2021	55,006	(866)
21	LME PRI Aluminum	Jun. 2021	1,159,594	(106,632)
1	LME PRI Aluminum	Sep. 2021	55,619	(4,434)
2	LME Zinc	May 2021	140,613	2,381
14	LME Zinc	Jun. 2021	985,863	(41,557)
1	LME Zinc	Sep. 2021	70,719	(641)
				(22,474)
				$1,070,875
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/07/21	HSBC Bank USA, N.A.	AUD	486	$380,123	$369,161	$—	$(10,962)
Expiring 04/19/21	BNP Paribas S.A.	AUD	1,400	1,082,955	1,063,492	—	(19,463)
Expiring 06/16/21	Barclays Bank PLC	AUD	63,905	49,514,587	48,554,910	—	(959,677)
Expiring 06/16/21	Barclays Bank PLC	AUD	8,005	6,081,733	6,081,914	181	—
Expiring 06/16/21	Barclays Bank PLC	AUD	7,119	5,468,681	5,409,092	—	(59,589)
Expiring 06/16/21	Barclays Bank PLC	AUD	6,163	4,703,221	4,682,797	—	(20,424)
Expiring 06/16/21	Barclays Bank PLC	AUD	4,720	3,643,135	3,586,340	—	(56,795)
Expiring 06/16/21	Barclays Bank PLC	AUD	4,498	3,453,461	3,417,218	—	(36,243)
Expiring 06/16/21	Barclays Bank PLC	AUD	3,326	2,550,066	2,526,960	—	(23,106)
Expiring 06/16/21	Barclays Bank PLC	AUD	1,832	1,426,860	1,392,080	—	(34,780)
Expiring 06/16/21	Citigroup Global Markets, Inc.	AUD	2,019	1,567,755	1,533,852	—	(33,903)
Expiring 06/16/21	Citigroup Global Markets, Inc.	AUD	2,019	1,599,239	1,533,851	—	(65,388)
Expiring 06/16/21	Citigroup Global Markets, Inc.	AUD	2,019	1,601,446	1,533,852	—	(67,594)
Expiring 06/16/21	Citigroup Global Markets, Inc.	AUD	2,019	1,607,395	1,533,851	—	(73,544)
Expiring 06/16/21	Citigroup Global Markets, Inc.	AUD	2,019	1,585,391	1,533,852	—	(51,539)
Expiring 06/16/21	Citigroup Global Markets, Inc.	AUD	2,019	1,565,676	1,533,852	—	(31,824)
Expiring 06/16/21	Citigroup Global Markets, Inc.	AUD	2,019	1,581,632	1,533,853	—	(47,779)
A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 06/16/21	Citigroup Global Markets, Inc.	AUD	2,019	$1,566,221	$1,533,852	$—	$(32,369)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	AUD	9,730	7,376,523	7,392,671	16,148	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	AUD	4,707	3,644,745	3,576,295	—	(68,450)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	AUD	4,684	3,612,302	3,558,715	—	(53,587)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	AUD	4,189	3,275,413	3,182,561	—	(92,852)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	AUD	3,196	2,474,989	2,428,337	—	(46,652)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	AUD	3,173	2,446,321	2,411,143	—	(35,178)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	AUD	1,318	1,019,037	1,001,623	—	(17,414)
Expiring 06/16/21	UBS AG	AUD	200	7,938,010	7,825,968	—	(112,042)
Brazilian Real,
Expiring 04/05/21	Citibank, N.A.	BRL	2,518	464,063	447,213	—	(16,850)
Expiring 04/05/21	HSBC Bank USA, N.A.	BRL	540	97,000	95,890	—	(1,110)
Expiring 04/15/21	Bank of America, N.A.	BRL	3,144	560,426	558,031	—	(2,395)
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	BRL	447	83,195	79,365	—	(3,830)
Expiring 04/19/21	Citibank, N.A.	BRL	16,540	3,126,536	2,935,180	—	(191,356)
Expiring 04/19/21	Citibank, N.A.	BRL	7,994	1,467,202	1,418,620	—	(48,582)
Expiring 04/19/21	Goldman Sachs International	BRL	8,200	1,513,641	1,455,168	—	(58,473)
Expiring 04/19/21	Goldman Sachs International	BRL	709	131,029	125,818	—	(5,211)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	BRL	2,311	420,191	410,028	—	(10,163)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	BRL	2,151	392,293	381,726	—	(10,567)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	BRL	7,782	1,375,376	1,380,919	5,543	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	BRL	2,591	482,171	459,737	—	(22,434)
Expiring 05/03/21	BNP Paribas S.A.	BRL	358	65,000	63,410	—	(1,590)
Expiring 05/11/21	Morgan Stanley & Co. International PLC	BRL	1,510	277,000	267,511	—	(9,489)
Expiring 06/07/21	Morgan Stanley & Co. International PLC	BRL	398	69,456	70,375	919	—
Expiring 06/17/21	Goldman Sachs International	BRL	24,418	4,402,641	4,314,034	—	(88,607)
Expiring 06/17/21	Goldman Sachs International	BRL	309	54,448	54,678	230	—
British Pound,
Expiring 04/07/21	HSBC Bank USA, N.A.	GBP	684	953,890	942,982	—	(10,908)
Expiring 04/07/21	Standard Chartered PLC	GBP	10,266	14,122,981	14,152,464	29,483	—
Expiring 04/19/21	Citibank, N.A.	GBP	355	492,122	489,434	—	(2,688)
Expiring 04/19/21	Citibank, N.A.	GBP	260	363,678	358,458	—	(5,220)
Expiring 04/19/21	Goldman Sachs International	GBP	235	331,663	323,992	—	(7,671)
Expiring 06/16/21	Barclays Bank PLC	GBP	2,324	3,234,685	3,204,571	—	(30,114)
Expiring 06/16/21	Barclays Bank PLC	GBP	1,602	2,210,250	2,209,161	—	(1,089)
Expiring 06/16/21	Barclays Bank PLC	GBP	1,362	1,869,952	1,878,727	8,775	—
Expiring 06/16/21	Barclays Bank PLC	GBP	1,036	1,440,032	1,428,484	—	(11,548)
Expiring 06/16/21	Barclays Bank PLC	GBP	841	1,155,024	1,160,179	5,155	—
Expiring 06/16/21	Barclays Bank PLC	GBP	356	495,707	490,605	—	(5,102)
Expiring 06/16/21	Barclays Bank PLC	GBP	251	347,786	346,697	—	(1,089)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	2,019	2,829,753	2,784,404	—	(45,349)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	374	521,143	515,720	—	(5,423)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	318	450,130	438,993	—	(11,137)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	314	435,504	432,405	—	(3,099)
A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	314	$435,113	$432,404	$—	$(2,709)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	312	441,081	429,911	—	(11,170)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	310	436,748	426,961	—	(9,787)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	309	436,080	426,013	—	(10,067)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	309	431,024	426,014	—	(5,010)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	303	427,502	417,660	—	(9,842)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	303	423,088	417,662	—	(5,426)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	299	415,232	411,813	—	(3,419)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	299	415,714	411,813	—	(3,901)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	291	405,857	401,731	—	(4,126)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	291	406,395	401,732	—	(4,663)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	281	392,930	388,146	—	(4,784)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	281	392,734	388,147	—	(4,587)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	269	374,460	370,631	—	(3,829)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	264	367,037	363,366	—	(3,671)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	263	365,570	361,973	—	(3,597)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	262	365,506	360,975	—	(4,531)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	234	330,900	322,432	—	(8,468)
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	234	330,898	322,432	—	(8,466)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	GBP	4,225	5,781,056	5,825,601	44,545	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	GBP	3,475	4,825,763	4,792,331	—	(33,432)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	GBP	3,160	4,381,170	4,356,942	—	(24,228)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	GBP	1,434	1,998,433	1,976,943	—	(21,490)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	GBP	998	1,389,679	1,376,772	—	(12,907)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	GBP	176	244,563	242,621	—	(1,942)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	GBP	122	171,168	168,860	—	(2,308)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	GBP	110	153,739	151,694	—	(2,045)
Expiring 06/16/21	UBS AG	GBP	1,250	1,734,238	1,723,663	—	(10,575)
Expiring 06/17/21	Barclays Bank PLC	GBP	93	129,832	128,820	—	(1,012)
Expiring 06/17/21	BNP Paribas S.A.	GBP	190	264,135	262,079	—	(2,056)
Expiring 06/17/21	Goldman Sachs International	GBP	42	57,736	57,287	—	(449)
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	GBP	50	69,817	69,273	—	(544)
Expiring 06/17/21	UBS AG	GBP	221	307,466	305,067	—	(2,399)
Canadian Dollar,
Expiring 04/07/21	Citibank, N.A.	CAD	1,124	891,745	894,427	2,682	—
Expiring 04/07/21	Citibank, N.A.	CAD	315	250,223	250,976	753	—
Expiring 04/07/21	HSBC Bank USA, N.A.	CAD	343	270,831	272,944	2,113	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	CAD	4,991	3,954,104	3,971,608	17,504	—
Expiring 04/19/21	Citibank, N.A.	CAD	2,947	2,326,464	2,345,368	18,904	—
Expiring 06/16/21	Barclays Bank PLC	CAD	15,839	12,554,201	12,605,064	50,863	—
Expiring 06/16/21	Barclays Bank PLC	CAD	5,363	4,243,077	4,267,583	24,506	—
Expiring 06/16/21	Barclays Bank PLC	CAD	3,472	2,750,189	2,762,917	12,728	—
Expiring 06/16/21	Barclays Bank PLC	CAD	2,432	1,919,701	1,935,433	15,732	—
Expiring 06/16/21	Barclays Bank PLC	CAD	1,170	930,981	931,158	177	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	3,197	2,524,800	2,544,202	19,402	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	1,833	1,470,923	1,458,718	—	(12,205)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	1,602	1,263,146	1,274,886	11,740	—
A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	1,424	$1,127,882	$1,133,232	$5,350	$—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	1,280	1,010,401	1,018,635	8,234	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	911	724,090	724,982	892	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	851	683,429	677,234	—	(6,195)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	765	607,291	608,794	1,503	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	745	596,558	592,878	—	(3,680)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	536	424,750	426,553	1,803	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	524	414,224	417,004	2,780	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	404	319,955	321,507	1,552	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	401	316,039	319,119	3,080	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	344	273,179	273,758	579	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	250	197,826	198,554	728	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	250	199,924	198,554	—	(1,370)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	250	197,246	198,555	1,309	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	249	197,315	198,554	1,239	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	86	68,361	68,439	78	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	21	16,817	16,712	—	(105)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	21	16,836	16,712	—	(124)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	15	11,952	11,937	—	(15)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	14	11,147	11,141	—	(6)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	13	10,299	10,346	47	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	13	10,385	10,346	—	(39)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	12	9,634	9,550	—	(84)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	12	9,585	9,550	—	(35)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	9	7,129	7,163	34	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CAD	5,363	4,244,515	4,267,724	23,209	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CAD	5,253	4,179,999	4,180,475	476	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CAD	3,878	3,111,649	3,086,187	—	(25,462)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CAD	502	397,326	399,694	2,368	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CAD	394	314,072	313,824	—	(248)
Expiring 06/16/21	UBS AG	CAD	300	11,583,977	11,618,814	34,837	—
Chilean Peso,
Expiring 06/17/21	Goldman Sachs International	CLP	11,313	15,773	15,710	—	(63)
Chinese Renminbi,
Expiring 04/19/21	Citibank, N.A.	CNH	46,650	7,191,860	7,095,571	—	(96,289)
Expiring 06/15/21	JPMorgan Chase Bank, N.A.	CNH	2,267	345,184	343,396	—	(1,788)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	CNH	3,678	561,696	557,002	—	(4,694)
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	30,391	4,281,431	4,582,642	301,211	—
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	1,736	244,290	261,769	17,479	—
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	1,324	187,437	199,714	12,277	—
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	501	72,136	75,588	3,452	—
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	318	47,565	48,021	456	—
Colombian Peso,
Expiring 06/17/21	Barclays Bank PLC	COP	19,622	5,539	5,347	—	(192)
Danish Krone,
Expiring 04/09/21	Bank of America, N.A.	DKK	25,725	4,087,584	4,056,043	—	(31,541)
Expiring 04/09/21	Citibank, N.A.	DKK	22,338	3,537,361	3,522,042	—	(15,319)
Expiring 04/09/21	Citibank, N.A.	DKK	19,947	3,158,641	3,144,962	—	(13,679)
Expiring 04/09/21	HSBC Bank USA, N.A.	DKK	2,340	379,477	368,947	—	(10,530)
Expiring 04/09/21	JPMorgan Chase Bank, N.A.	DKK	24,904	3,944,088	3,926,586	—	(17,502)
A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Danish Krone (cont’d.),
Expiring 04/09/21	JPMorgan Chase Bank, N.A.	DKK	22,238	$3,521,822	$3,506,194	$—	$(15,628)
Expiring 04/09/21	JPMorgan Chase Bank, N.A.	DKK	1,340	219,224	211,277	—	(7,947)
Expiring 06/16/21	Citigroup Global Markets, Inc.	DKK	1,172	191,879	185,016	—	(6,863)
Expiring 06/16/21	Citigroup Global Markets, Inc.	DKK	1,088	174,511	171,756	—	(2,755)
Expiring 06/16/21	Citigroup Global Markets, Inc.	DKK	407	64,256	64,251	—	(5)
Expiring 06/16/21	Citigroup Global Markets, Inc.	DKK	146	23,261	23,048	—	(213)
Expiring 06/16/21	Citigroup Global Markets, Inc.	DKK	141	22,394	22,259	—	(135)
Expiring 06/16/21	Citigroup Global Markets, Inc.	DKK	122	19,505	19,259	—	(246)
Expiring 06/16/21	Citigroup Global Markets, Inc.	DKK	119	19,098	18,785	—	(313)
Expiring 06/16/21	Citigroup Global Markets, Inc.	DKK	115	18,414	18,154	—	(260)
Expiring 06/16/21	Citigroup Global Markets, Inc.	DKK	110	17,655	17,364	—	(291)
Expiring 06/16/21	Citigroup Global Markets, Inc.	DKK	7	1,115	1,105	—	(10)
Expiring 06/16/21	Citigroup Global Markets, Inc.	DKK	1	159	158	—	(1)
Expiring 06/16/21	Citigroup Global Markets, Inc.	DKK	1	159	158	—	(1)
Expiring 04/01/22	HSBC Bank USA, N.A.	DKK	640	105,631	101,713	—	(3,918)
Euro,
Expiring 04/07/21	BNP Paribas S.A.	EUR	470	560,957	551,249	—	(9,708)
Expiring 04/07/21	BNP Paribas S.A.	EUR	105	123,854	123,151	—	(703)
Expiring 04/07/21	HSBC Bank USA, N.A.	EUR	969	1,168,973	1,136,511	—	(32,462)
Expiring 04/07/21	HSBC Bank USA, N.A.	EUR	216	259,952	253,339	—	(6,613)
Expiring 04/07/21	HSBC Bank USA, N.A.	EUR	124	150,001	145,436	—	(4,565)
Expiring 04/19/21	Citibank, N.A.	EUR	1,550	1,866,925	1,818,401	—	(48,524)
Expiring 04/19/21	Citibank, N.A.	EUR	940	1,142,035	1,102,772	—	(39,263)
Expiring 04/19/21	Citibank, N.A.	EUR	860	1,039,483	1,008,919	—	(30,564)
Expiring 04/19/21	Citibank, N.A.	EUR	455	542,965	533,788	—	(9,177)
Expiring 04/19/21	Citibank, N.A.	EUR	368	432,498	431,724	—	(774)
Expiring 04/19/21	Citibank, N.A.	EUR	275	334,892	322,619	—	(12,273)
Expiring 04/19/21	Citibank, N.A.	EUR	265	321,539	310,888	—	(10,651)
Expiring 04/19/21	Citibank, N.A.	EUR	175	212,261	205,303	—	(6,958)
Expiring 04/19/21	Citibank, N.A.	EUR	115	140,224	134,914	—	(5,310)
Expiring 04/19/21	Goldman Sachs International	EUR	1,150	1,399,268	1,349,136	—	(50,132)
Expiring 04/19/21	Goldman Sachs International	EUR	351	430,367	411,780	—	(18,587)
Expiring 06/16/21	Barclays Bank PLC	EUR	31,943	38,122,058	37,520,699	—	(601,359)
Expiring 06/16/21	Barclays Bank PLC	EUR	4,100	4,856,337	4,815,526	—	(40,811)
Expiring 06/16/21	Barclays Bank PLC	EUR	1,491	1,759,169	1,751,866	—	(7,303)
Expiring 06/16/21	Barclays Bank PLC	EUR	1,231	1,451,646	1,445,437	—	(6,209)
Expiring 06/16/21	Barclays Bank PLC	EUR	297	353,988	348,368	—	(5,620)
Expiring 06/16/21	Barclays Bank PLC	EUR	201	239,242	235,550	—	(3,692)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	4,407	5,359,723	5,176,291	—	(183,432)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	811	987,954	952,437	—	(35,517)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	811	988,699	952,438	—	(36,261)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	799	968,929	938,635	—	(30,294)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	792	964,625	930,683	—	(33,942)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	792	964,991	930,684	—	(34,307)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	783	955,102	920,230	—	(34,872)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	783	953,017	920,230	—	(32,787)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	783	950,292	920,230	—	(30,062)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	783	951,442	920,229	—	(31,213)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	776	943,422	911,028	—	(32,394)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	776	943,493	911,026	—	(32,467)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	729	886,415	855,813	—	(30,602)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	712	860,573	835,971	—	(24,602)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	698	843,989	819,579	—	(24,410)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	679	827,226	797,728	—	(29,498)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	669	798,315	785,824	—	(12,491)
A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	652	$788,557	$765,471	$—	$(23,086)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	652	788,514	765,470	—	(23,044)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	650	795,969	763,671	—	(32,298)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	648	784,977	761,662	—	(23,315)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	648	784,396	761,663	—	(22,733)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	642	777,607	754,046	—	(23,561)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	640	784,666	751,856	—	(32,810)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	633	775,750	743,306	—	(32,444)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	633	775,634	743,308	—	(32,326)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	624	764,871	733,308	—	(31,563)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	566	689,359	664,774	—	(24,585)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	548	667,700	644,161	—	(23,539)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	539	656,216	633,119	—	(23,097)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	492	603,213	578,127	—	(25,086)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	415	504,188	487,470	—	(16,718)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	213	257,694	250,195	—	(7,499)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	106	124,489	124,510	21	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	4	4,868	4,698	—	(170)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	3	3,582	3,524	—	(58)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	2	2,370	2,349	—	(21)
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	1	1,181	1,174	—	(7)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	EUR	17,293	20,835,571	20,312,721	—	(522,850)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	EUR	13,233	15,912,016	15,544,392	—	(367,624)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	EUR	9,072	10,710,292	10,656,637	—	(53,655)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	EUR	5,366	6,292,135	6,303,068	10,933	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	EUR	3,573	4,246,554	4,197,453	—	(49,101)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	EUR	3,224	3,845,328	3,786,705	—	(58,623)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	EUR	2,772	3,253,104	3,255,509	2,405	—
Expiring 06/16/21	UBS AG	EUR	2,125	2,232,283	2,202,422	—	(29,861)
Expiring 06/17/21	BNP Paribas S.A.	EUR	166	198,272	195,246	—	(3,026)
Expiring 06/17/21	UBS AG	EUR	49	58,630	57,865	—	(765)
Expiring 06/17/21	UBS AG	EUR	44	52,236	51,314	—	(922)
Expiring 06/17/21	UBS AG	EUR	32	37,566	37,410	—	(156)
Expiring 06/28/21	Morgan Stanley & Co. International PLC	EUR	15	19,177	17,623	—	(1,554)
Indian Rupee,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	INR	370,536	5,002,177	5,045,234	43,057	—
Indonesian Rupiah,
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	IDR	5,765,660	406,490	394,987	—	(11,503)
Expiring 04/19/21	Goldman Sachs International	IDR	14,359,050	993,702	983,102	—	(10,600)
Expiring 04/19/21	Goldman Sachs International	IDR	1,501,180	104,032	102,780	—	(1,252)
Expiring 04/19/21	Goldman Sachs International	IDR	750,590	52,016	51,390	—	(626)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	IDR	27,775,419	1,970,447	1,901,664	—	(68,783)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	IDR	18,377,590	1,268,015	1,258,235	—	(9,780)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	IDR	2,864,332	197,981	196,108	—	(1,873)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	IDR	30,288	2,125	2,073	—	(52)
Expiring 06/16/21	Standard Chartered PLC	IDR	8,807,448	605,072	598,130	—	(6,942)
A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 05/13/21	Bank of America, N.A.	ILS	107	$32,587	$31,953	$—	$(634)
Expiring 05/13/21	HSBC Bank USA, N.A.	ILS	100	30,809	29,954	—	(855)
Expiring 05/13/21	HSBC Bank USA, N.A.	ILS	89	27,279	26,553	—	(726)
Expiring 05/13/21	HSBC Bank USA, N.A.	ILS	66	20,165	19,769	—	(396)
Japanese Yen,
Expiring 04/07/21	BNP Paribas S.A.	JPY	23,800	215,899	214,963	—	(936)
Expiring 04/07/21	HSBC Bank USA, N.A.	JPY	43,200	404,100	390,186	—	(13,914)
Expiring 04/07/21	Morgan Stanley & Co. International PLC	JPY	25,926	235,023	234,164	—	(859)
Expiring 04/07/21	Morgan Stanley & Co. International PLC	JPY	23,007	208,908	207,805	—	(1,103)
Expiring 04/07/21	Standard Chartered PLC	JPY	32,500	304,066	293,542	—	(10,524)
Expiring 04/19/21	Citibank, N.A.	JPY	498,421	4,835,750	4,502,358	—	(333,392)
Expiring 05/07/21	UBS AG	JPY	23,800	215,130	215,028	—	(102)
Expiring 06/16/21	Barclays Bank PLC	JPY	3,255,057	30,067,124	29,419,116	—	(648,008)
Expiring 06/16/21	Barclays Bank PLC	JPY	670,303	6,165,023	6,058,177	—	(106,846)
Expiring 06/16/21	Barclays Bank PLC	JPY	532,277	4,910,177	4,810,705	—	(99,472)
Expiring 06/16/21	Barclays Bank PLC	JPY	371,742	3,436,466	3,359,795	—	(76,671)
Expiring 06/16/21	Barclays Bank PLC	JPY	176,823	1,631,427	1,598,119	—	(33,308)
Expiring 06/16/21	Barclays Bank PLC	JPY	74,379	678,571	672,239	—	(6,332)
Expiring 06/16/21	Citigroup Global Markets, Inc.	JPY	986,357	9,342,909	8,914,668	—	(428,241)
Expiring 06/16/21	Citigroup Global Markets, Inc.	JPY	986,357	9,310,388	8,914,667	—	(395,721)
Expiring 06/16/21	Citigroup Global Markets, Inc.	JPY	208,019	1,949,021	1,880,070	—	(68,951)
Expiring 06/16/21	Citigroup Global Markets, Inc.	JPY	179,023	1,688,145	1,618,005	—	(70,140)
Expiring 06/16/21	Citigroup Global Markets, Inc.	JPY	156,637	1,440,351	1,415,681	—	(24,670)
Expiring 06/16/21	Citigroup Global Markets, Inc.	JPY	94,493	894,504	854,025	—	(40,479)
Expiring 06/16/21	Citigroup Global Markets, Inc.	JPY	80,447	751,944	727,078	—	(24,866)
Expiring 06/16/21	Citigroup Global Markets, Inc.	JPY	67,959	624,953	614,212	—	(10,741)
Expiring 06/16/21	Citigroup Global Markets, Inc.	JPY	63,540	589,436	574,273	—	(15,163)
Expiring 06/16/21	Citigroup Global Markets, Inc.	JPY	41,106	377,664	371,515	—	(6,149)
Expiring 06/16/21	Citigroup Global Markets, Inc.	JPY	8,283	77,733	74,862	—	(2,871)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	JPY	339,506	3,112,276	3,068,450	—	(43,826)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	JPY	275,583	2,532,018	2,490,714	—	(41,304)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	JPY	271,390	2,539,961	2,452,818	—	(87,143)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	JPY	270,231	2,494,016	2,442,344	—	(51,672)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	JPY	251,382	2,309,173	2,271,980	—	(37,193)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	JPY	122,549	1,137,010	1,107,592	—	(29,418)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	JPY	36,886	333,747	333,375	—	(372)
Expiring 06/16/21	UBS AG	JPY	512,500	4,364,909	4,293,037	—	(71,872)
Expiring 06/17/21	BNP Paribas S.A.	JPY	40,009	367,314	361,600	—	(5,714)
Expiring 06/17/21	BNP Paribas S.A.	JPY	12,975	119,237	117,266	—	(1,971)
Expiring 06/17/21	UBS AG	JPY	81,992	752,797	741,053	—	(11,744)
Expiring 06/17/21	UBS AG	JPY	3,836	35,369	34,671	—	(698)
Expiring 06/17/21	UBS AG	JPY	3,402	31,325	30,746	—	(579)
Mexican Peso,
Expiring 04/14/21	Goldman Sachs International	MXN	3,060	150,977	149,475	—	(1,502)
Expiring 04/14/21	Goldman Sachs International	MXN	1,208	59,755	59,017	—	(738)
Expiring 04/15/21	Citibank, N.A.	MXN	2,000	99,841	97,710	—	(2,131)
A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	MXN	8,012	$385,916	$391,344	$5,428	$—
Expiring 04/19/21	BNP Paribas S.A.	MXN	33,500	1,596,901	1,635,594	38,693	—
Expiring 04/19/21	BNP Paribas S.A.	MXN	2,926	140,889	142,878	1,989	—
Expiring 04/19/21	Goldman Sachs International	MXN	14,880	709,969	726,497	16,528	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	MXN	31,031	1,462,643	1,515,048	52,405	—
Expiring 04/19/21	Morgan Stanley & Co. International PLC	MXN	14,498	702,430	707,854	5,424	—
Expiring 05/25/21	Citibank, N.A.	MXN	2,520	120,587	122,555	1,968	—
Expiring 06/11/21	Morgan Stanley & Co. International PLC	MXN	3,177	148,107	154,200	6,093	—
Expiring 06/17/21	BNP Paribas S.A.	MXN	10,412	505,580	505,064	—	(516)
Expiring 06/17/21	BNP Paribas S.A.	MXN	9,388	451,681	455,400	3,719	—
Expiring 09/03/21	HSBC Bank USA, N.A.	MXN	11,532	548,381	554,408	6,027	—
New Taiwanese Dollar,
Expiring 04/14/21	Goldman Sachs International	TWD	6,137	218,488	215,934	—	(2,554)
Expiring 04/14/21	Standard Chartered PLC	TWD	18,355	650,036	645,844	—	(4,192)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	TWD	1,647	59,902	57,979	—	(1,923)
Expiring 06/16/21	BNP Paribas S.A.	TWD	28	1,000	986	—	(14)
Expiring 06/16/21	Citibank, N.A.	TWD	11,939	429,000	422,822	—	(6,178)
Expiring 06/16/21	Citibank, N.A.	TWD	2,969	107,000	105,151	—	(1,849)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	TWD	5,282	190,000	187,062	—	(2,938)
Expiring 06/16/21	Standard Chartered PLC	TWD	24,990	897,000	885,034	—	(11,966)
Expiring 06/16/21	Standard Chartered PLC	TWD	111	4,000	3,928	—	(72)
New Zealand Dollar,
Expiring 04/07/21	HSBC Bank USA, N.A.	NZD	1,011	733,941	706,082	—	(27,859)
Expiring 06/16/21	Barclays Bank PLC	NZD	927	646,780	647,348	568	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NZD	112,329	80,739,547	78,436,008	—	(2,303,539)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NZD	13,902	9,701,899	9,707,566	5,667	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NZD	10,013	6,962,662	6,992,031	29,369	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NZD	1,003	718,753	700,577	—	(18,176)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NZD	119	82,964	82,804	—	(160)
Norwegian Krone,
Expiring 04/07/21	Goldman Sachs International	NOK	9,108	1,089,120	1,064,826	—	(24,294)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	NOK	13,787	1,611,803	1,611,989	186	—
Expiring 05/04/21	Morgan Stanley & Co. International PLC	NOK	9,108	1,061,261	1,064,828	3,567	—
Expiring 06/16/21	Barclays Bank PLC	NOK	38,908	4,525,339	4,548,807	23,468	—
Expiring 06/16/21	Barclays Bank PLC	NOK	37,758	4,471,686	4,414,309	—	(57,377)
Expiring 06/16/21	Barclays Bank PLC	NOK	27,510	3,234,470	3,216,242	—	(18,228)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	12,464	1,453,622	1,457,184	3,562	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	8,229	951,904	962,006	10,102	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	8,229	951,045	962,006	10,961	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	6,788	800,352	793,595	—	(6,757)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	4,345	515,380	507,980	—	(7,400)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	4,222	499,204	493,600	—	(5,604)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	3,731	447,573	436,196	—	(11,377)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	3,415	403,163	399,253	—	(3,910)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	2,843	335,662	332,379	—	(3,283)
A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	1,888	$221,500	$220,729	$—	$(771)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	1,808	212,926	211,376	—	(1,550)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	1,468	171,353	171,626	273	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	485	57,484	56,643	—	(841)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	485	57,021	56,644	—	(377)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	242	28,901	28,322	—	(579)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	242	28,900	28,321	—	(579)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	242	28,405	28,321	—	(84)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	242	28,461	28,322	—	(139)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	182	21,229	21,278	49	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	53	6,194	6,197	3	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	2	233	234	1	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	1	118	117	—	(1)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	149,750	17,695,669	17,507,544	—	(188,125)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	83,912	9,809,715	9,810,298	583	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	67,567	7,875,333	7,899,403	24,070	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	51,546	6,085,530	6,026,285	—	(59,245)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	43,977	5,221,647	5,141,472	—	(80,175)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	43,269	5,063,160	5,058,648	—	(4,512)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	41,185	4,794,752	4,814,999	20,247	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	37,680	4,386,272	4,405,230	18,958	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	34,212	4,025,448	3,999,717	—	(25,731)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	25,662	3,041,960	3,000,145	—	(41,815)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	25,320	2,991,315	2,960,150	—	(31,165)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	24,212	2,858,055	2,830,679	—	(27,376)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	23,992	2,813,950	2,804,982	—	(8,968)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	22,093	2,610,475	2,582,980	—	(27,495)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	13,514	1,592,508	1,579,989	—	(12,519)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	11,358	1,339,657	1,327,876	—	(11,781)
Peruvian Nuevo Sol,
Expiring 04/06/21	Citibank, N.A.	PEN	481	132,000	128,421	—	(3,579)
Expiring 04/06/21	HSBC Bank USA, N.A.	PEN	481	128,007	128,421	414	—
Expiring 04/20/21	Citibank, N.A.	PEN	1,581	425,451	422,439	—	(3,012)
Expiring 12/09/21	HSBC Bank USA, N.A.	PEN	481	129,980	128,255	—	(1,725)
Polish Zloty,
Expiring 04/19/21	Goldman Sachs International	PLN	45	12,056	11,388	—	(668)
Expiring 04/19/21	HSBC Bank USA, N.A.	PLN	24	6,520	6,172	—	(348)
Russian Ruble,
Expiring 04/01/21	Goldman Sachs International	RUB	21,288	281,471	281,516	45	—
A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 04/01/21	JPMorgan Chase Bank, N.A.	RUB	21,288	$281,104	$281,517	$413	$—
Expiring 04/19/21	Citibank, N.A.	RUB	45,920	609,423	606,061	—	(3,362)
Expiring 04/19/21	Citibank, N.A.	RUB	32,680	433,767	431,317	—	(2,450)
Expiring 04/19/21	Citibank, N.A.	RUB	18,209	244,769	240,326	—	(4,443)
Expiring 04/19/21	Goldman Sachs International	RUB	56,353	749,675	743,759	—	(5,916)
Expiring 04/19/21	Goldman Sachs International	RUB	15,815	210,081	208,731	—	(1,350)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	RUB	33,309	436,490	439,621	3,131	—
Expiring 04/22/21	Goldman Sachs International	RUB	3,131	41,772	41,317	—	(455)
Expiring 04/22/21	Goldman Sachs International	RUB	3,047	40,064	40,204	140	—
Expiring 04/22/21	Goldman Sachs International	RUB	2,965	39,396	39,125	—	(271)
Expiring 04/22/21	UBS AG	RUB	14,387	194,300	189,820	—	(4,480)
Expiring 04/22/21	UBS AG	RUB	3,177	41,707	41,921	214	—
Expiring 05/05/21	Citibank, N.A.	RUB	16,151	211,400	212,797	1,397	—
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	RUB	41,880	562,284	551,220	—	(11,064)
Expiring 05/21/21	Goldman Sachs International	RUB	3,309	44,411	43,513	—	(898)
Expiring 05/21/21	HSBC Bank USA, N.A.	RUB	6,195	82,574	81,474	—	(1,100)
Expiring 05/21/21	HSBC Bank USA, N.A.	RUB	3,402	45,592	44,743	—	(849)
Expiring 05/21/21	UBS AG	RUB	10,395	139,283	136,708	—	(2,575)
Expiring 05/21/21	UBS AG	RUB	3,407	45,627	44,808	—	(819)
Expiring 06/03/21	Goldman Sachs International	RUB	12,556	168,535	164,870	—	(3,665)
Expiring 06/09/21	Goldman Sachs International	RUB	11,915	158,321	156,331	—	(1,990)
Expiring 06/22/21	Citibank, N.A.	RUB	8,416	112,926	110,231	—	(2,695)
Expiring 06/22/21	Citibank, N.A.	RUB	3,527	47,176	46,195	—	(981)
Expiring 06/22/21	Citibank, N.A.	RUB	3,435	46,082	44,993	—	(1,089)
Expiring 06/22/21	HSBC Bank USA, N.A.	RUB	3,724	50,055	48,775	—	(1,280)
Expiring 06/22/21	UBS AG	RUB	3,803	50,811	49,804	—	(1,007)
Expiring 06/22/21	UBS AG	RUB	3,802	50,898	49,802	—	(1,096)
Singapore Dollar,
Expiring 06/16/21	Barclays Bank PLC	SGD	17,888	13,291,734	13,292,639	905	—
Expiring 06/16/21	Barclays Bank PLC	SGD	5,460	4,046,427	4,057,723	11,296	—
Expiring 06/16/21	Barclays Bank PLC	SGD	1,593	1,187,064	1,184,137	—	(2,927)
Expiring 06/16/21	Barclays Bank PLC	SGD	1,244	930,732	924,710	—	(6,022)
Expiring 06/16/21	Barclays Bank PLC	SGD	675	502,215	501,517	—	(698)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SGD	109	82,143	81,001	—	(1,142)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SGD	109	82,387	81,000	—	(1,387)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SGD	109	81,924	81,000	—	(924)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SGD	109	81,833	81,001	—	(832)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SGD	20	15,101	14,863	—	(238)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	8,912	6,604,696	6,622,558	17,862	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	7,332	5,445,443	5,448,796	3,353	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	2,517	1,875,123	1,870,790	—	(4,333)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	1,365	1,014,715	1,014,292	—	(423)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	1,191	893,999	884,768	—	(9,231)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	1,026	761,187	762,412	1,225	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	443	329,918	328,915	—	(1,003)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	395	297,075	293,536	—	(3,539)
A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	321	$238,154	$238,633	$479	$—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	37	27,186	27,161	—	(25)
Expiring 06/17/21	BNP Paribas S.A.	SGD	18	13,116	13,120	4	—
South African Rand,
Expiring 04/19/21	Bank of America, N.A.	ZAR	7,719	507,053	521,570	14,517	—
Expiring 04/19/21	Bank of America, N.A.	ZAR	2,326	155,472	157,168	1,696	—
Expiring 04/19/21	Bank of America, N.A.	ZAR	1,927	129,314	130,200	886	—
Expiring 04/19/21	Bank of America, N.A.	ZAR	1,177	77,604	79,559	1,955	—
Expiring 04/19/21	Bank of America, N.A.	ZAR	1,159	77,416	78,315	899	—
Expiring 04/19/21	BNP Paribas S.A.	ZAR	1,938	129,962	130,980	1,018	—
Expiring 04/19/21	Goldman Sachs International	ZAR	729	48,673	49,289	616	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	ZAR	1,485	97,007	100,364	3,357	—
Expiring 05/14/21	HSBC Bank USA, N.A.	ZAR	1,398	93,451	94,149	698	—
Expiring 05/14/21	UBS AG	ZAR	1,717	113,427	115,609	2,182	—
Expiring 05/14/21	UBS AG	ZAR	1,704	112,806	114,784	1,978	—
Expiring 06/15/21	HSBC Bank USA, N.A.	ZAR	3,401	220,381	228,085	7,704	—
Expiring 06/15/21	JPMorgan Chase Bank, N.A.	ZAR	1,472	96,335	98,743	2,408	—
Expiring 06/17/21	UBS AG	ZAR	48	3,173	3,196	23	—
South Korean Won,
Expiring 06/16/21	BNP Paribas S.A.	KRW	2,287,720	2,034,866	2,028,729	—	(6,137)
Expiring 06/17/21	BNP Paribas S.A.	KRW	39,653	35,201	35,165	—	(36)
Swedish Krona,
Expiring 04/07/21	Standard Chartered PLC	SEK	8,765	1,064,930	1,003,678	—	(61,252)
Expiring 06/16/21	Barclays Bank PLC	SEK	126,323	15,008,851	14,474,581	—	(534,270)
Expiring 06/16/21	Barclays Bank PLC	SEK	66,179	7,598,735	7,583,068	—	(15,667)
Expiring 06/16/21	Barclays Bank PLC	SEK	63,910	7,307,052	7,323,034	15,982	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	5,884	698,740	674,164	—	(24,576)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	5,631	667,432	645,223	—	(22,209)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	1,700	199,130	194,793	—	(4,337)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	1,683	203,814	192,828	—	(10,986)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	1,603	194,059	183,647	—	(10,412)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	1,400	165,886	160,421	—	(5,465)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	1,400	166,133	160,421	—	(5,712)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	1,373	165,568	157,348	—	(8,220)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	1,346	162,621	154,262	—	(8,359)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	1,346	162,338	154,263	—	(8,075)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	1,333	161,399	152,720	—	(8,679)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	1,333	161,294	152,721	—	(8,573)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	1,333	158,332	152,782	—	(5,550)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	628	75,954	71,958	—	(3,996)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	239	27,652	27,385	—	(267)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	239	27,922	27,386	—	(536)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	238	27,709	27,271	—	(438)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	233	27,373	26,698	—	(675)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	233	27,349	26,698	—	(651)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	231	26,988	26,469	—	(519)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	7	847	803	—	(44)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	1	121	115	—	(6)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SEK	604,646	71,316,008	69,282,795	—	(2,033,213)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SEK	1,107	127,391	126,807	—	(584)
Expiring 06/16/21	UBS AG	SEK	32,000	3,988,438	3,895,861	—	(92,577)
A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 06/16/21	Barclays Bank PLC	CHF	1,846	$1,976,445	$1,957,521	$—	$(18,924)
Expiring 06/16/21	Barclays Bank PLC	CHF	647	698,584	685,746	—	(12,838)
Expiring 06/16/21	Barclays Bank PLC	CHF	444	474,468	470,803	—	(3,665)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	315	339,156	333,984	—	(5,172)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	161	179,763	170,968	—	(8,795)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	161	179,825	170,968	—	(8,857)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	161	176,483	170,968	—	(5,515)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	161	176,175	170,968	—	(5,207)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	62	65,899	65,737	—	(162)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	2	2,129	2,121	—	(8)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	1	1,077	1,061	—	(16)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CHF	1,862	2,010,832	1,973,794	—	(37,038)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CHF	1,701	1,846,444	1,803,003	—	(43,441)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CHF	1,610	1,740,027	1,706,941	—	(33,086)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CHF	1,070	1,138,568	1,134,756	—	(3,812)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CHF	1,005	1,084,966	1,065,077	—	(19,889)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CHF	644	694,477	683,123	—	(11,354)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CHF	150	162,943	159,398	—	(3,545)
Expiring 06/16/21	UBS AG	CHF	1,125	1,212,145	1,192,801	—	(19,344)
Expiring 06/17/21	BNP Paribas S.A.	CHF	39	42,707	41,826	—	(881)
Expiring 06/17/21	Goldman Sachs International	CHF	20	21,268	20,829	—	(439)
Expiring 06/17/21	UBS AG	CHF	641	693,815	679,442	—	(14,373)
Thai Baht,
Expiring 06/17/21	Citibank, N.A.	THB	158	5,113	5,055	—	(58)
Turkish Lira,
Expiring 06/17/21	BNP Paribas S.A.	TRY	243	31,046	27,936	—	(3,110)
Expiring 06/17/21	UBS AG	TRY	10,497	1,340,993	1,205,763	—	(135,230)
Expiring 06/17/21	UBS AG	TRY	1,536	204,570	176,464	—	(28,106)
				$953,546,127	$939,060,230	1,156,177	(15,642,074)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/07/21	Citibank, N.A.	AUD	3,338	$2,585,422	$2,535,512	$49,910	$—
Expiring 04/07/21	Citibank, N.A.	AUD	663	513,521	503,608	9,913	—
Expiring 04/07/21	HSBC Bank USA, N.A.	AUD	70	53,996	53,171	825	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	AUD	173	132,714	131,409	1,305	—
Expiring 04/19/21	Citibank, N.A.	AUD	1,641	1,280,792	1,246,538	34,254	—
Expiring 04/19/21	Citibank, N.A.	AUD	770	588,082	584,920	3,162	—
Expiring 04/19/21	Citibank, N.A.	AUD	320	245,180	243,083	2,097	—
Expiring 04/19/21	Citibank, N.A.	AUD	80	60,858	60,947	—	(89)
Expiring 04/19/21	Citibank, N.A.	AUD	37	28,840	28,108	732	—
Expiring 04/19/21	Citibank, N.A.	AUD	33	25,782	25,069	713	—
Expiring 04/19/21	Citibank, N.A.	AUD	24	18,707	18,234	473	—
Expiring 04/19/21	Citibank, N.A.	AUD	23	17,898	17,472	426	—
A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/19/21	Citibank, N.A.	AUD	3	$2,329	$2,279	$50	$—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	AUD	21	16,376	15,953	423	—
Expiring 06/16/21	Barclays Bank PLC	AUD	3,478	2,723,208	2,642,855	80,353	—
Expiring 06/16/21	Barclays Bank PLC	AUD	3,419	2,611,124	2,597,687	13,437	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	AUD	3,067	2,417,526	2,330,315	87,211	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	AUD	509	403,225	386,740	16,485	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	AUD	415	329,096	315,318	13,778	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	AUD	100,234	78,326,732	76,157,744	2,168,988	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	AUD	4,753	3,621,155	3,611,247	9,908	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	AUD	4,750	3,635,559	3,608,853	26,706	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	AUD	429	333,401	326,016	7,385	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	AUD	289	224,558	219,565	4,993	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	AUD	118	91,054	89,336	1,718	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	AUD	93	71,789	70,341	1,448	—
Brazilian Real,
Expiring 04/05/21	Goldman Sachs International	BRL	1,456	264,000	258,512	5,488	—
Expiring 04/05/21	Goldman Sachs International	BRL	394	72,000	69,965	2,035	—
Expiring 04/05/21	HSBC Bank USA, N.A.	BRL	913	167,000	162,145	4,855	—
Expiring 04/07/21	Morgan Stanley & Co. International PLC	BRL	2,220	414,021	394,232	19,789	—
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	BRL	9,715	1,765,369	1,724,421	40,948	—
Expiring 04/19/21	Goldman Sachs International	BRL	5,185	940,504	920,127	20,377	—
Expiring 04/19/21	Goldman Sachs International	BRL	1,320	238,741	234,246	4,495	—
Expiring 04/19/21	Goldman Sachs International	BRL	480	86,658	85,180	1,478	—
Expiring 04/19/21	Goldman Sachs International	BRL	337	62,409	59,804	2,605	—
Expiring 05/11/21	Citibank, N.A.	BRL	1,510	277,120	267,511	9,609	—
Expiring 06/17/21	Goldman Sachs International	BRL	44,519	7,892,575	7,865,363	27,212	—
British Pound,
Expiring 04/07/21	BNP Paribas S.A.	GBP	135	187,586	186,115	1,471	—
Expiring 04/07/21	Citibank, N.A.	GBP	10,090	14,283,350	13,909,825	373,525	—
Expiring 04/07/21	HSBC Bank USA, N.A.	GBP	2,277	3,175,451	3,139,140	36,311	—
Expiring 04/07/21	HSBC Bank USA, N.A.	GBP	581	806,750	800,984	5,766	—
Expiring 04/07/21	HSBC Bank USA, N.A.	GBP	144	198,263	198,522	—	(259)
Expiring 04/19/21	Citibank, N.A.	GBP	308	417,544	424,069	—	(6,525)
Expiring 04/19/21	Citibank, N.A.	GBP	160	220,679	220,590	89	—
Expiring 04/19/21	Goldman Sachs International	GBP	181	248,808	249,542	—	(734)
Expiring 05/05/21	Standard Chartered PLC	GBP	10,266	14,124,367	14,153,775	—	(29,408)
Expiring 06/16/21	Barclays Bank PLC	GBP	27,084	37,484,161	37,347,312	136,849	—
Expiring 06/16/21	Barclays Bank PLC	GBP	2,819	3,903,079	3,887,348	15,731	—
Expiring 06/16/21	Barclays Bank PLC	GBP	884	1,228,904	1,218,472	10,432	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	2,320	3,228,876	3,199,118	29,758	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	1,092	1,520,552	1,506,391	14,161	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	1,092	1,520,637	1,506,392	14,245	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	1,076	1,498,479	1,483,908	14,571	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	974	1,382,125	1,343,078	39,047	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	527	735,085	726,696	8,389	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	431	595,541	594,319	1,222	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	354	501,891	488,142	13,749	—
A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	204	$284,617	$281,301	$3,316	$—
Expiring 06/16/21	Citigroup Global Markets, Inc.	GBP	15	20,995	20,684	311	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	GBP	32,091	44,898,811	44,251,215	647,596	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	GBP	2,889	3,985,703	3,984,392	1,311	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	GBP	1,882	2,611,268	2,594,857	16,411	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	GBP	1,413	1,970,743	1,947,798	22,945	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	GBP	879	1,206,204	1,212,635	—	(6,431)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	GBP	826	1,143,280	1,138,760	4,520	—
Expiring 06/17/21	UBS AG	GBP	274	376,204	377,516	—	(1,312)
Canadian Dollar,
Expiring 04/07/21	BNP Paribas S.A.	CAD	4,552	3,648,498	3,622,585	25,913	—
Expiring 04/07/21	BNP Paribas S.A.	CAD	285	226,743	226,790	—	(47)
Expiring 04/07/21	HSBC Bank USA, N.A.	CAD	1,124	887,504	894,427	—	(6,923)
Expiring 04/07/21	HSBC Bank USA, N.A.	CAD	599	479,370	476,656	2,714	—
Expiring 04/07/21	HSBC Bank USA, N.A.	CAD	213	170,961	169,495	1,466	—
Expiring 04/19/21	Citibank, N.A.	CAD	210	165,330	167,112	—	(1,782)
Expiring 05/04/21	Citibank, N.A.	CAD	1,124	891,774	894,462	—	(2,688)
Expiring 05/04/21	Citibank, N.A.	CAD	315	250,232	250,986	—	(754)
Expiring 06/16/21	Barclays Bank PLC	CAD	10,426	8,264,554	8,297,502	—	(32,948)
Expiring 06/16/21	Barclays Bank PLC	CAD	6,572	5,225,301	5,230,075	—	(4,774)
Expiring 06/16/21	Barclays Bank PLC	CAD	5,515	4,373,136	4,388,626	—	(15,490)
Expiring 06/16/21	Barclays Bank PLC	CAD	4,475	3,564,431	3,561,534	2,897	—
Expiring 06/16/21	Barclays Bank PLC	CAD	2,401	1,921,983	1,910,781	11,202	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	3,739	2,962,858	2,975,132	—	(12,274)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	953	756,028	758,658	—	(2,630)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	939	743,893	747,502	—	(3,609)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	939	742,723	747,502	—	(4,779)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	935	739,188	743,784	—	(4,596)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	935	738,912	743,783	—	(4,871)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	925	732,854	736,345	—	(3,491)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	925	732,948	736,344	—	(3,396)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	925	731,126	736,345	—	(5,219)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	785	628,337	624,778	3,559	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	785	629,616	624,778	4,838	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	748	597,406	595,026	2,380	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	748	598,830	595,027	3,803	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	673	539,228	535,524	3,704	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	83	65,782	66,052	—	(270)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	19	15,008	15,121	—	(113)
Expiring 06/16/21	Citigroup Global Markets, Inc.	CAD	4	3,185	3,183	2	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CAD	35,194	27,764,490	28,007,613	—	(243,123)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CAD	9,930	7,973,427	7,902,523	70,904	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CAD	4,298	3,399,137	3,420,410	—	(21,273)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CAD	4,289	3,439,000	3,413,605	25,395	—
A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CAD	3,083	$2,440,053	$2,453,653	$—	$(13,600)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CAD	2,778	2,227,398	2,210,567	16,831	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CAD	2,550	2,036,572	2,029,408	7,164	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CAD	1,657	1,332,302	1,318,898	13,404	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CAD	948	751,935	754,143	—	(2,208)
Expiring 06/17/21	BNP Paribas S.A.	CAD	25	19,788	19,603	185	—
Chinese Renminbi,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	CNH	14,746	2,279,136	2,242,971	36,165	—
Expiring 05/24/21	JPMorgan Chase Bank, N.A.	CNH	4,342	650,523	658,741	—	(8,218)
Expiring 06/16/21	BNP Paribas S.A.	CNH	5,825	891,510	882,098	9,412	—
Expiring 06/16/21	Goldman Sachs International	CNH	66,952	10,161,038	10,139,336	21,702	—
Expiring 06/16/21	Goldman Sachs International	CNH	1,146	174,412	173,552	860	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	CNH	3,511	538,860	531,662	7,198	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CNH	86,523	13,173,042	13,103,212	69,830	—
Expiring 06/17/21	Bank of America, N.A.	CNH	37	5,585	5,536	49	—
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	32,197	4,930,110	4,854,960	75,150	—
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	1,554	235,319	234,321	998	—
Expiring 08/12/21	JPMorgan Chase Bank, N.A.	CNH	520	76,296	78,453	—	(2,157)
Danish Krone,
Expiring 04/09/21	Bank of America, N.A.	DKK	29,054	4,749,737	4,580,947	168,790	—
Expiring 04/09/21	Citibank, N.A.	DKK	19,973	3,268,756	3,149,157	119,599	—
Expiring 04/09/21	Citibank, N.A.	DKK	12,094	1,979,197	1,906,781	72,416	—
Expiring 04/09/21	HSBC Bank USA, N.A.	DKK	6,935	1,132,403	1,093,439	38,964	—
Expiring 04/09/21	HSBC Bank USA, N.A.	DKK	5,020	819,056	791,502	27,554	—
Expiring 04/09/21	Morgan Stanley & Co. International PLC	DKK	23,203	3,788,968	3,658,395	130,573	—
Expiring 04/09/21	Morgan Stanley & Co. International PLC	DKK	9,267	1,513,248	1,461,099	52,149	—
Expiring 04/09/21	UBS AG	DKK	13,286	2,176,612	2,094,727	81,885	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	DKK	399	64,155	62,987	1,168	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	DKK	28	4,581	4,420	161	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	DKK	18	2,876	2,842	34	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	DKK	17	2,687	2,684	3	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	DKK	12	1,927	1,894	33	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	DKK	9	1,446	1,421	25	—
Expiring 06/17/21	BNP Paribas S.A.	DKK	8	1,326	1,307	19	—
Expiring 07/01/21	Bank of America, N.A.	DKK	25,725	4,093,714	4,062,247	31,467	—
Expiring 07/01/21	Citibank, N.A.	DKK	22,338	3,542,617	3,527,430	15,187	—
Expiring 07/01/21	Citibank, N.A.	DKK	19,947	3,163,333	3,149,772	13,561	—
Expiring 07/01/21	JPMorgan Chase Bank, N.A.	DKK	24,904	3,950,093	3,932,592	17,501	—
Expiring 07/01/21	JPMorgan Chase Bank, N.A.	DKK	22,238	3,527,184	3,511,557	15,627	—
Expiring 04/01/22	Barclays Bank PLC	DKK	18,475	2,993,503	2,936,149	57,354	—
Expiring 04/01/22	Citibank, N.A.	DKK	6,465	1,042,170	1,027,453	14,717	—
Expiring 04/01/22	Morgan Stanley & Co. International PLC	DKK	23,100	3,735,773	3,671,179	64,594	—
Euro,
Expiring 04/01/21	Citibank, N.A.	EUR	368	432,333	431,563	770	—
Expiring 04/06/21	Standard Chartered PLC	EUR	22,839	27,744,274	26,786,286	957,988	—
Expiring 04/06/21	Standard Chartered PLC	EUR	14,887	18,084,601	17,460,154	624,447	—
A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/07/21	BNP Paribas S.A.	EUR	488	$581,514	$572,360	$9,154	$—
Expiring 04/07/21	BNP Paribas S.A.	EUR	344	405,770	403,467	2,303	—
Expiring 04/07/21	HSBC Bank USA, N.A.	EUR	1,199	1,417,066	1,406,271	10,795	—
Expiring 04/07/21	HSBC Bank USA, N.A.	EUR	967	1,144,240	1,134,165	10,075	—
Expiring 04/07/21	HSBC Bank USA, N.A.	EUR	350	423,781	410,505	13,276	—
Expiring 04/07/21	JPMorgan Chase Bank, N.A.	EUR	344	410,486	403,467	7,019	—
Expiring 04/19/21	BNP Paribas S.A.	EUR	3,780	4,623,503	4,434,553	188,950	—
Expiring 04/19/21	BNP Paribas S.A.	EUR	3,630	4,426,535	4,258,579	167,956	—
Expiring 04/19/21	Citibank, N.A.	EUR	448	533,877	525,577	8,300	—
Expiring 04/19/21	Citibank, N.A.	EUR	416	490,499	488,036	2,463	—
Expiring 04/19/21	Goldman Sachs International	EUR	2,800	3,443,335	3,284,854	158,481	—
Expiring 04/19/21	Goldman Sachs International	EUR	2,180	2,680,888	2,557,494	123,394	—
Expiring 04/19/21	Goldman Sachs International	EUR	1,770	2,158,086	2,076,714	81,372	—
Expiring 05/04/21	Standard Chartered PLC	EUR	22,839	26,857,712	26,801,958	55,754	—
Expiring 05/04/21	Standard Chartered PLC	EUR	14,887	17,506,712	17,470,369	36,343	—
Expiring 06/15/21	Goldman Sachs International	EUR	1,817	2,169,289	2,134,641	34,648	—
Expiring 06/16/21	Barclays Bank PLC	EUR	2,620	3,122,136	3,077,620	44,516	—
Expiring 06/16/21	Barclays Bank PLC	EUR	2,071	2,474,692	2,432,841	41,851	—
Expiring 06/16/21	Barclays Bank PLC	EUR	1,079	1,290,207	1,267,564	22,643	—
Expiring 06/16/21	Barclays Bank PLC	EUR	834	996,945	980,189	16,756	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	2,250	2,729,244	2,642,906	86,338	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	2,221	2,653,061	2,608,842	44,219	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	1,152	1,377,078	1,353,168	23,910	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	1,059	1,298,450	1,243,928	54,522	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	545	661,016	640,170	20,846	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	398	468,096	467,500	596	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	396	485,107	465,151	19,956	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	359	428,859	421,690	7,169	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	261	311,115	306,577	4,538	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	230	277,413	270,163	7,250	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	167	202,064	196,163	5,901	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	130	158,280	152,866	5,414	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	107	129,531	125,685	3,846	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	67	81,383	78,700	2,683	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	32	39,436	38,048	1,388	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	32	39,448	38,046	1,402	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	30	36,491	35,159	1,332	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	30	36,498	35,159	1,339	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	29	34,882	33,847	1,035	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	29	34,865	33,847	1,018	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	29	35,182	33,970	1,212	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	29	35,123	33,970	1,153	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	29	35,780	34,649	1,131	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	29	34,830	33,631	1,199	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	29	34,827	33,631	1,196	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	28	33,814	32,611	1,203	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	27	33,235	32,271	964	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	27	32,721	31,592	1,129	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	27	33,402	32,007	1,395	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	27	32,886	31,528	1,358	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	27	33,237	31,848	1,389	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	27	33,398	32,006	1,392	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	26	31,364	30,413	951	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	26	31,913	30,981	932	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	24	28,528	28,191	337	—
A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	23	$28,169	$27,176	$993	$—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	10	11,892	11,746	146	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	5	5,880	5,874	6	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	EUR	3	3,541	3,524	17	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	EUR	4,593	5,488,241	5,395,134	93,107	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	EUR	3,933	4,718,401	4,619,952	98,449	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	EUR	2,925	3,493,302	3,435,417	57,885	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	EUR	2,473	2,991,182	2,905,409	85,773	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	EUR	2,373	2,824,054	2,787,674	36,380	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	EUR	1,489	1,775,228	1,748,471	26,757	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	EUR	810	967,008	951,236	15,772	—
Expiring 06/17/21	BNP Paribas S.A.	EUR	219	261,617	257,616	4,001	—
Expiring 06/17/21	BNP Paribas S.A.	EUR	96	112,701	112,509	192	—
Expiring 06/17/21	BNP Paribas S.A.	EUR	89	106,372	104,755	1,617	—
Expiring 06/17/21	BNP Paribas S.A.	EUR	89	106,673	104,755	1,918	—
Expiring 06/17/21	Goldman Sachs International	EUR	466	555,318	547,336	7,982	—
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	EUR	238	283,279	279,215	4,064	—
Expiring 06/17/21	The Bank of New York Mello	EUR	25	29,928	29,498	430	—
Expiring 06/17/21	UBS AG	EUR	2,100	2,502,699	2,466,810	35,889	—
Expiring 06/17/21	UBS AG	EUR	319	375,770	374,167	1,603	—
Hong Kong Dollar,
Expiring 06/17/21	BNP Paribas S.A.	HKD	69	8,902	8,893	9	—
Hungarian Forint,
Expiring 06/17/21	UBS AG	HUF	477	1,541	1,542	—	(1)
Indian Rupee,
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	INR	99,705	1,362,109	1,357,587	4,522	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	INR	95,680	1,308,480	1,302,782	5,698	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	INR	1,300	17,778	17,701	77	—
Expiring 06/17/21	BNP Paribas S.A.	INR	859	11,649	11,593	56	—
Indonesian Rupiah,
Expiring 04/15/21	Bank of America, N.A.	IDR	19,876,530	1,410,683	1,361,679	49,004	—
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	IDR	13,514,720	940,154	925,851	14,303	—
Expiring 04/19/21	Goldman Sachs International	IDR	26,349,227	1,862,531	1,804,019	58,512	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	IDR	100,087,637	7,139,173	6,852,573	286,600	—
Expiring 06/17/21	BNP Paribas S.A.	IDR	170,801	11,775	11,598	177	—
Israeli Shekel,
Expiring 04/30/21	HSBC Bank USA, N.A.	ILS	1,586	461,033	474,526	—	(13,493)
Expiring 04/30/21	Standard Chartered PLC	ILS	1,717	494,647	513,602	—	(18,955)
Expiring 04/30/21	UBS AG	ILS	1,748	508,583	522,996	—	(14,413)
Expiring 04/30/21	UBS AG	ILS	1,110	323,521	332,109	—	(8,588)
Expiring 05/13/21	HSBC Bank USA, N.A.	ILS	511	157,168	152,808	4,360	—
Expiring 05/13/21	HSBC Bank USA, N.A.	ILS	453	139,161	135,456	3,705	—
Expiring 05/13/21	HSBC Bank USA, N.A.	ILS	337	102,891	100,871	2,020	—
Expiring 11/30/21	Citibank, N.A.	ILS	1,701	513,625	510,951	2,674	—
Expiring 11/30/21	Citibank, N.A.	ILS	1,400	427,745	420,762	6,983	—
Expiring 11/30/21	Citibank, N.A.	ILS	1,000	302,724	300,575	2,149	—
Expiring 01/31/22	Citibank, N.A.	ILS	2,888	898,991	868,708	30,283	—
Expiring 01/31/22	Citibank, N.A.	ILS	2,331	737,324	701,396	35,928	—
A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 01/31/22	JPMorgan Chase Bank, N.A.	ILS	3,400	$1,046,057	$1,022,873	$23,184	$—
Expiring 01/31/22	JPMorgan Chase Bank, N.A.	ILS	189	58,049	56,860	1,189	—
Expiring 03/02/22	Citibank, N.A.	ILS	1,200	366,242	361,203	5,039	—
Expiring 03/02/22	Citibank, N.A.	ILS	1,100	334,969	331,268	3,701	—
Expiring 03/02/22	Citibank, N.A.	ILS	700	213,835	210,765	3,070	—
Japanese Yen,
Expiring 04/07/21	Citibank, N.A.	JPY	80,500	756,902	727,083	29,819	—
Expiring 04/07/21	Morgan Stanley & Co. International PLC	JPY	44,133	416,006	398,616	17,390	—
Expiring 04/07/21	UBS AG	JPY	23,800	215,070	214,963	107	—
Expiring 04/19/21	Goldman Sachs International	JPY	49,660	452,643	448,591	4,052	—
Expiring 04/19/21	Goldman Sachs International	JPY	45,499	418,640	411,004	7,636	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	JPY	1,018	9,800	9,196	604	—
Expiring 05/07/21	Morgan Stanley & Co. International PLC	JPY	25,926	235,094	234,236	858	—
Expiring 05/07/21	Morgan Stanley & Co. International PLC	JPY	23,007	208,968	207,867	1,101	—
Expiring 06/16/21	Barclays Bank PLC	JPY	993,311	9,136,397	8,977,517	158,880	—
Expiring 06/16/21	Barclays Bank PLC	JPY	130,715	1,198,335	1,181,398	16,937	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	JPY	4,312,570	39,922,124	38,976,890	945,234	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	JPY	261,418	2,397,469	2,362,692	34,777	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	JPY	244,358	2,249,932	2,208,501	41,431	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	JPY	224,757	2,065,994	2,031,349	34,645	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	JPY	211,357	1,982,494	1,910,241	72,253	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	JPY	164,125	1,503,175	1,483,360	19,815	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	JPY	134,330	1,219,191	1,214,067	5,124	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	JPY	115,348	1,062,368	1,042,517	19,851	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	JPY	47,249	433,804	427,033	6,771	—
Expiring 06/17/21	BNP Paribas S.A.	JPY	17,119	157,379	154,727	2,652	—
Expiring 06/17/21	BNP Paribas S.A.	JPY	6,961	63,985	62,917	1,068	—
Expiring 06/17/21	BNP Paribas S.A.	JPY	6,961	64,034	62,917	1,117	—
Expiring 06/17/21	UBS AG	JPY	40,977	375,825	370,354	5,471	—
Malaysian Ringgit,
Expiring 06/23/21	Deutsche Bank AG	MYR	3,771	926,742	909,218	17,524	—
Mexican Peso,
Expiring 04/14/21	Citibank, N.A.	MXN	4,459	217,699	217,822	—	(123)
Expiring 04/14/21	Citibank, N.A.	MXN	4,268	208,374	208,492	—	(118)
Expiring 04/14/21	Morgan Stanley & Co. International PLC	MXN	370	17,691	18,075	—	(384)
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	MXN	18,884	929,797	922,384	7,413	—
Expiring 04/15/21	JPMorgan Chase Bank, N.A.	MXN	16,184	803,136	790,503	12,633	—
Expiring 04/19/21	Citibank, N.A.	MXN	75,930	3,763,102	3,707,184	55,918	—
Expiring 04/19/21	Citibank, N.A.	MXN	72,370	3,590,316	3,533,372	56,944	—
Expiring 04/19/21	Citibank, N.A.	MXN	19,630	972,866	958,410	14,456	—
Expiring 04/19/21	Goldman Sachs International	MXN	28,078	1,385,090	1,370,872	14,218	—
Expiring 04/19/21	Goldman Sachs International	MXN	16,367	818,248	799,082	19,166	—
A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/19/21	Morgan Stanley & Co. International PLC	MXN	29,479	$1,401,036	$1,439,277	$—	$(38,241)
Expiring 04/19/21	Morgan Stanley & Co. International PLC	MXN	27,144	1,333,735	1,325,279	8,456	—
New Taiwanese Dollar,
Expiring 04/14/21	BNP Paribas S.A.	TWD	24,492	889,000	861,777	27,223	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	TWD	81,452	2,963,831	2,867,330	96,501	—
Expiring 06/16/21	Standard Chartered PLC	TWD	45,376	1,650,574	1,606,987	43,587	—
Expiring 06/17/21	BNP Paribas S.A.	TWD	733	26,294	25,978	316	—
New Zealand Dollar,
Expiring 04/07/21	HSBC Bank USA, N.A.	NZD	1,838	1,334,307	1,283,660	50,647	—
Expiring 06/16/21	Barclays Bank PLC	NZD	62,240	44,532,376	43,460,381	1,071,995	—
Expiring 06/16/21	Barclays Bank PLC	NZD	10,428	7,604,042	7,281,394	322,648	—
Expiring 06/16/21	Barclays Bank PLC	NZD	5,758	4,134,236	4,020,459	113,777	—
Expiring 06/16/21	Barclays Bank PLC	NZD	5,248	3,763,466	3,664,709	98,757	—
Expiring 06/16/21	Barclays Bank PLC	NZD	4,689	3,380,379	3,274,384	105,995	—
Expiring 06/16/21	Barclays Bank PLC	NZD	4,365	3,126,367	3,048,126	78,241	—
Expiring 06/16/21	Barclays Bank PLC	NZD	3,354	2,431,623	2,342,339	89,284	—
Expiring 06/16/21	Barclays Bank PLC	NZD	1,554	1,126,300	1,084,765	41,535	—
Expiring 06/16/21	Barclays Bank PLC	NZD	286	204,414	199,468	4,946	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NZD	1,959	1,411,973	1,367,558	44,415	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NZD	1,959	1,432,183	1,367,558	64,625	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NZD	1,941	1,412,039	1,355,338	56,701	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NZD	1,414	1,019,489	987,351	32,138	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NZD	599	428,626	418,262	10,364	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NZD	368	269,553	256,963	12,590	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NZD	5,634	4,054,284	3,933,884	120,400	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NZD	4,354	3,112,051	3,039,926	72,125	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NZD	4,279	2,985,540	2,987,577	—	(2,037)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NZD	4,163	2,986,869	2,906,675	80,194	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NZD	2,949	2,068,754	2,059,325	9,429	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NZD	2,081	1,507,418	1,452,892	54,526	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NZD	1,820	1,271,242	1,270,641	601	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NZD	1,637	1,171,558	1,142,787	28,771	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NZD	1,433	1,030,384	1,000,845	29,539	—
Expiring 06/17/21	Commonwealth Bank of Australia	NZD	67	47,900	46,520	1,380	—
Norwegian Krone,
Expiring 04/19/21	BNP Paribas S.A.	NOK	13,500	1,566,434	1,578,391	—	(11,957)
Expiring 06/16/21	Barclays Bank PLC	NOK	470,805	55,633,234	55,042,439	590,795	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	33,263	3,947,657	3,888,855	58,802	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	13,093	1,536,364	1,530,691	5,673	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	6,786	796,611	793,327	3,284	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	6,653	781,078	777,771	3,307	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	6,653	779,814	777,771	2,043	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	6,586	775,476	769,993	5,483	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	6,586	775,153	769,993	5,160	—
A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	6,088	$730,367	$711,718	$18,649	$—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	6,088	729,733	711,718	18,015	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	5,798	696,093	677,828	18,265	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	5,322	637,401	622,217	15,184	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	5,218	623,967	610,045	13,922	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	5,166	604,607	603,919	688	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	5,166	602,418	603,920	—	(1,502)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	4,920	577,039	575,161	1,878	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	4,920	578,164	575,161	3,003	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	4,750	566,633	555,328	11,305	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	279	33,026	32,618	408	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	237	27,727	27,708	19	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	235	27,730	27,474	256	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	230	26,565	26,889	—	(324)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	228	26,634	26,656	—	(22)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	226	26,350	26,422	—	(72)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	226	26,392	26,422	—	(30)
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	225	26,423	26,305	118	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	12	1,408	1,403	5	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	3	352	351	1	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	1	117	117	—	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	NOK	1	115	116	—	(1)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	40,344	4,730,113	4,716,675	13,438	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	17,689	2,067,904	2,068,050	—	(146)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	11,868	1,390,084	1,387,461	2,623	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	NOK	1,282	148,289	149,883	—	(1,594)
Peruvian Nuevo Sol,
Expiring 04/06/21	Citibank, N.A.	PEN	481	128,007	128,421	—	(414)
Expiring 04/06/21	HSBC Bank USA, N.A.	PEN	481	130,177	128,421	1,756	—
Expiring 04/20/21	Citibank, N.A.	PEN	1,581	435,264	422,439	12,825	—
Expiring 04/29/21	HSBC Bank USA, N.A.	PEN	4,727	1,286,658	1,262,702	23,956	—
Expiring 05/10/21	HSBC Bank USA, N.A.	PEN	2,909	790,692	776,915	13,777	—
Expiring 05/17/21	Citibank, N.A.	PEN	1,996	547,640	533,144	14,496	—
Expiring 05/17/21	Citibank, N.A.	PEN	1,555	426,507	415,218	11,289	—
Expiring 06/17/21	BNP Paribas S.A.	PEN	24	6,482	6,391	91	—
Expiring 07/08/21	Citibank, N.A.	PEN	508	140,041	135,723	4,318	—
Expiring 09/07/21	Goldman Sachs International	PEN	241	65,553	64,357	1,196	—
Expiring 12/09/21	Citibank, N.A.	PEN	804	218,836	214,605	4,231	—
Expiring 12/09/21	Citibank, N.A.	PEN	610	165,864	162,657	3,207	—
Expiring 03/25/22	Citibank, N.A.	PEN	1,581	424,548	421,369	3,179	—
Polish Zloty,
Expiring 04/19/21	Standard Chartered PLC	PLN	31	8,309	7,845	464	—
Expiring 06/17/21	Bank of America, N.A.	PLN	34	8,799	8,597	202	—
Russian Ruble,
Expiring 04/01/21	Goldman Sachs International	RUB	21,288	286,900	281,516	5,384	—
Expiring 04/01/21	JPMorgan Chase Bank, N.A.	RUB	21,288	281,471	281,516	—	(45)
Expiring 04/19/21	Citibank, N.A.	RUB	98,774	1,286,748	1,303,638	—	(16,890)
Expiring 04/19/21	Goldman Sachs International	RUB	105,518	1,417,548	1,392,647	24,901	—
Expiring 04/19/21	Goldman Sachs International	RUB	79,140	1,079,709	1,044,504	35,205	—
Expiring 04/19/21	Goldman Sachs International	RUB	16,509	220,032	217,889	2,143	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	RUB	21,288	280,493	280,963	—	(470)
A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	RUB	19,639	$265,633	$259,196	$6,437	$—
Expiring 05/04/21	Morgan Stanley & Co. International PLC	RUB	45,702	595,000	602,214	—	(7,214)
Expiring 05/12/21	Goldman Sachs International	RUB	20,295	273,000	267,179	5,821	—
Expiring 05/21/21	Goldman Sachs International	RUB	21,403	286,900	281,475	5,425	—
Expiring 06/15/21	Bank of America, N.A.	RUB	154,531	2,064,614	2,025,842	38,772	—
Expiring 06/17/21	BNP Paribas S.A.	RUB	437	5,878	5,729	149	—
Saudi Arabian Riyal,
Expiring 06/15/21	Bank of America, N.A.	SAR	21,033	5,606,707	5,607,529	—	(822)
Expiring 06/15/21	Goldman Sachs International	SAR	3,745	998,267	998,440	—	(173)
Singapore Dollar,
Expiring 06/16/21	Barclays Bank PLC	SGD	5,845	4,331,200	4,343,658	—	(12,458)
Expiring 06/16/21	Barclays Bank PLC	SGD	4,056	3,026,427	3,013,888	12,539	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	SGD	234	173,601	173,891	—	(290)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SGD	41	30,557	30,468	89	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	SGD	40	29,773	29,724	49	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	SGD	40	29,711	29,725	—	(14)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SGD	39	28,918	28,982	—	(64)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SGD	31	23,054	23,037	17	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	SGD	31	23,067	23,037	30	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	SGD	7	5,211	5,202	9	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	33,334	24,743,053	24,771,326	—	(28,273)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	15,805	11,735,219	11,745,156	—	(9,937)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	7,149	5,315,953	5,312,353	3,600	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	2,694	2,007,959	2,002,232	5,727	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	1,042	772,339	773,990	—	(1,651)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	621	461,331	461,613	—	(282)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SGD	307	228,754	228,418	336	—
South African Rand,
Expiring 04/19/21	Citibank, N.A.	ZAR	11,797	791,764	797,120	—	(5,356)
Expiring 04/19/21	Goldman Sachs International	ZAR	6,450	428,386	435,837	—	(7,451)
Expiring 05/14/21	Natwest Bank PLC	ZAR	4,819	312,751	324,543	—	(11,792)
Expiring 06/15/21	HSBC Bank USA, N.A.	ZAR	1,398	93,073	93,761	—	(688)
Expiring 06/15/21	UBS AG	ZAR	1,717	112,971	115,132	—	(2,161)
Expiring 06/15/21	UBS AG	ZAR	1,704	112,352	114,310	—	(1,958)
South Korean Won,
Expiring 06/16/21	Citibank, N.A.	KRW	213,570	189,000	189,392	—	(392)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	KRW	1,127	1,000	999	1	—
Expiring 06/16/21	Standard Chartered PLC	KRW	236,544	210,000	209,765	235	—
Expiring 06/16/21	Standard Chartered PLC	KRW	111,553	99,000	98,924	76	—
Expiring 06/17/21	BNP Paribas S.A.	KRW	34,161	30,160	30,293	—	(133)
Swedish Krona,
Expiring 04/07/21	HSBC Bank USA, N.A.	SEK	5,285	616,770	605,184	11,586	—
Expiring 04/07/21	HSBC Bank USA, N.A.	SEK	1,555	180,293	178,063	2,230	—
Expiring 06/16/21	Barclays Bank PLC	SEK	305,387	36,237,161	34,992,488	1,244,673	—
Expiring 06/16/21	Barclays Bank PLC	SEK	50,969	6,020,736	5,840,261	180,475	—
Expiring 06/16/21	Barclays Bank PLC	SEK	46,365	5,514,701	5,312,663	202,038	—
Expiring 06/16/21	Barclays Bank PLC	SEK	39,146	4,599,802	4,485,494	114,308	—
A79

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 06/16/21	Barclays Bank PLC	SEK	38,345	$4,432,146	$4,393,757	$38,389	$—
Expiring 06/16/21	Barclays Bank PLC	SEK	21,474	2,519,027	2,460,582	58,445	—
Expiring 06/16/21	Barclays Bank PLC	SEK	3,428	401,612	392,845	8,767	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	3,087	372,157	353,664	18,493	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	3,087	366,483	353,664	12,819	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	457	52,354	52,365	—	(11)
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	21	2,408	2,406	2	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	SEK	16	1,869	1,834	35	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SEK	69,989	8,242,810	8,019,660	223,150	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SEK	59,870	7,034,081	6,860,149	173,932	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SEK	40,013	4,713,477	4,584,875	128,602	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SEK	37,624	4,414,556	4,311,066	103,490	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SEK	30,171	3,508,343	3,457,156	51,187	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SEK	23,570	2,749,985	2,700,794	49,191	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SEK	17,367	2,041,521	1,989,970	51,551	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SEK	15,861	1,867,155	1,817,371	49,784	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SEK	13,958	1,630,576	1,599,325	31,251	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SEK	12,629	1,485,255	1,447,139	38,116	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SEK	1,367	160,303	156,678	3,625	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	SEK	1,040	120,372	119,130	1,242	—
Swiss Franc,
Expiring 04/07/21	Barclays Bank PLC	CHF	61	66,781	64,552	2,229	—
Expiring 04/07/21	Citibank, N.A.	CHF	57	62,964	60,319	2,645	—
Expiring 06/16/21	Barclays Bank PLC	CHF	8,340	8,894,372	8,842,935	51,437	—
Expiring 06/16/21	Barclays Bank PLC	CHF	2,743	2,946,550	2,907,944	38,606	—
Expiring 06/16/21	Barclays Bank PLC	CHF	320	346,322	339,050	7,272	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	2,072	2,311,246	2,196,668	114,578	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	1,314	1,464,531	1,393,409	71,122	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	1,295	1,417,635	1,372,918	44,717	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	1,295	1,417,443	1,372,918	44,525	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	1,295	1,415,206	1,372,918	42,288	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	1,295	1,414,055	1,372,919	41,136	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	1,288	1,434,478	1,366,088	68,390	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	1,288	1,407,700	1,366,087	41,613	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	1,288	1,406,856	1,366,088	40,768	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	1,276	1,420,368	1,352,427	67,941	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	1,276	1,421,080	1,352,427	68,653	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	1,276	1,393,865	1,352,427	41,438	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	1,276	1,392,410	1,352,427	39,983	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	1,031	1,152,081	1,092,870	59,211	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	1,031	1,152,266	1,092,870	59,396	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	1,020	1,135,358	1,081,942	53,416	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	779	867,910	825,948	41,962	—
A80

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	123	$137,760	$130,413	$7,347	$—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	50	53,431	53,014	417	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	46	49,429	48,773	656	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	45	48,187	47,712	475	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	36	38,997	38,170	827	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	34	37,851	36,049	1,802	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	31	33,377	32,869	508	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	28	30,186	29,687	499	—
Expiring 06/16/21	Citigroup Global Markets, Inc.	CHF	3	3,215	3,181	34	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CHF	13,357	14,413,794	14,162,008	251,786	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CHF	12,579	13,488,560	13,337,032	151,528	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CHF	7,958	8,577,539	8,437,359	140,180	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CHF	1,674	1,792,751	1,774,999	17,752	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CHF	255	275,282	270,160	5,122	—
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CHF	72	76,718	76,506	212	—
Expiring 06/17/21	UBS AG	CHF	352	375,815	373,388	2,427	—
Turkish Lira,
Expiring 06/17/21	UBS AG	TRY	8,959	1,009,500	1,029,054	—	(19,554)
Expiring 06/17/21	UBS AG	TRY	1,770	200,791	203,306	—	(2,515)
Expiring 06/17/21	UBS AG	TRY	1,570	176,677	180,291	—	(3,614)
				$1,130,500,097	$1,111,963,068	19,229,643	(692,614)
						$20,385,820	$(16,334,688)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Chile	12/20/24	1.000%(Q)	1,300	$32,010	$(29,712)	$(61,722)
State of Qatar	12/20/24	1.000%(Q)	1,300	32,904	(32,554)	(65,458)
				$64,914	$(62,266)	$(127,180)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)	200	1.311%	$15,454	$9,295	$(6,159)
General Electric Co.	12/20/23	1.000%(Q)	100	0.465%	(4,279)	1,486	5,765
					$11,175	$10,781	$(394)

A81

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Credit default swap agreements outstanding at March 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	1,200	$(14,608)	$(19,227)	$4,619	BNP Paribas S.A.
Japan Govt.	06/20/22	(1.000)%(Q)	1,000	(12,174)	(15,652)	3,478	Goldman Sachs International
Japan Govt.	06/20/22	(1.000)%(Q)	800	(9,738)	(12,436)	2,698	Barclays Bank PLC
Japan Govt.	06/20/22	(1.000)%(Q)	500	(6,087)	(7,720)	1,633	Citibank, N.A.
Japan Govt.	06/20/22	(1.000)%(Q)	100	(1,217)	(1,543)	326	Bank of America, N.A.
People’s Republic of China	06/20/23	(1.000)%(Q)	900	(18,178)	(10,334)	(7,844)	Goldman Sachs International
People’s Republic of China	06/20/23	(1.000)%(Q)	400	(8,079)	(4,537)	(3,542)	Barclays Bank PLC
Republic of Korea	06/20/23	(1.000)%(Q)	1,700	(34,162)	(24,512)	(9,650)	BNP Paribas S.A.
Republic of Korea	06/20/23	(1.000)%(Q)	800	(16,076)	(12,178)	(3,898)	Barclays Bank PLC
Republic of Korea	06/20/23	(1.000)%(Q)	400	(8,038)	(5,934)	(2,104)	HSBC Bank USA, N.A.
				$(128,357)	$(114,073)	$(14,284)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hochtief AG	12/20/25	5.000%(Q)	EUR	200	1.008%	$44,460	$44,749	$(289)	JPMorgan Chase Bank, N.A.
Italy Govt.	06/20/25	1.000%(Q)		300	0.619%	4,844	(6,322)	11,166	Barclays Bank PLC
Italy Govt.	06/20/25	1.000%(Q)		200	0.619%	3,229	(4,183)	7,412	Bank of America, N.A.
						$52,533	$34,244	$18,289

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)		400	$(29,121)	$(36,944)	$(7,823)
CDX.NA.IG.35.V1	12/20/30	1.000%(Q)		14,600	(85,003)	(103,610)	(18,607)
CDX.NA.IG.36.V1	06/20/31	1.000%(Q)		1,300	(2,036)	(4,876)	(2,840)
iTraxx Europe Crossover S32.V1	06/20/29	1.000%(Q)	EUR	3,100	(15,610)	(58,021)	(42,411)
					$(131,770)	$(203,451)	$(71,681)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)	3,878	2.878%	$241,783	$358,171	$116,388
CDX.NA.IG.35.V1	12/20/25	1.000%(Q)	8,355	0.482%	176,595	202,553	25,958
					$418,378	$560,724	$142,346

A82

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Credit default swap agreements outstanding at March 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.AAA.8	10/17/57	0.500%(M)	1,200	*	$10,785	$(60,515)	$71,300	Goldman Sachs International
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at March 31, 2021:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
AUD	1,500	3 Month BBSW plus 42bps(Q)	1,035	3 Month LIBOR(Q)	Citibank, N.A.	07/31/29	$4,581	$—	$4,581
AUD	1,500	3 Month BBSW plus 42.25bps(Q)	1,035	3 Month LIBOR(Q)	Goldman Sachs Bank USA	08/01/29	4,706	—	4,706
							$9,287	$—	$9,287

A83

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Inflation swap agreements outstanding at March 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	2,100	05/15/22	0.090%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$—	$41,896	$41,896
EUR	800	07/15/22	0.330%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	92	17,404	17,312
EUR	500	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	21	(6,833)	(6,854)
EUR	3,100	03/15/31	1.380%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(22,359)	(48,720)	(26,361)
EUR	100	11/15/39	1.410%(T)	France CPI ex Tobacco Household(2)(T)	—	(3,582)	(3,582)
GBP	1,900	09/15/24	3.850%(T)	U.K. Retail Price Index(2)(T)	—	132,395	132,395
GBP	9,200	01/15/25	3.330%(T)	U.K. Retail Price Index(2)(T)	210,153	168,923	(41,230)
GBP	2,000	02/15/25	3.257%(T)	U.K. Retail Price Index(1)(T)	—	(15,595)	(15,595)
GBP	1,300	02/15/25	3.258%(T)	U.K. Retail Price Index(1)(T)	—	(10,288)	(10,288)
GBP	900	02/15/25	3.262%(T)	U.K. Retail Price Index(1)(T)	—	(7,401)	(7,401)
GBP	300	03/15/26	3.664%(T)	U.K. Retail Price Index(1)(T)	—	(543)	(543)
GBP	220	11/15/28	3.603%(T)	U.K. Retail Price Index(2)(T)	—	12,003	12,003
GBP	100	12/15/28	3.633%(T)	U.K. Retail Price Index(2)(T)	—	5,908	5,908
GBP	300	01/15/30	3.386%(T)	U.K. Retail Price Index(2)(T)	—	(5,582)	(5,582)
GBP	200	02/15/30	3.436%(T)	U.K. Retail Price Index(2)(T)	—	(3,206)	(3,206)
GBP	1,300	02/15/30	3.450%(T)	U.K. Retail Price Index(2)(T)	614	(17,661)	(18,275)
GBP	2,500	02/15/30	3.453%(T)	U.K. Retail Price Index(2)(T)	11,941	(32,653)	(44,594)
GBP	510	06/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	15,399	22,278	6,879
GBP	2,700	08/15/30	3.475%(T)	U.K. Retail Price Index(2)(T)	27,048	(95,151)	(122,199)
GBP	280	11/15/30	3.397%(T)	U.K. Retail Price Index(1)(T)	1,926	15,030	13,104
GBP	280	11/15/30	3.445%(T)	U.K. Retail Price Index(1)(T)	—	12,693	12,693
GBP	300	03/15/31	3.740%(T)	U.K. Retail Price Index(2)(T)	—	573	573
GBP	200	03/15/36	3.566%(T)	U.K. Retail Price Index(2)(T)	—	(4,759)	(4,759)
GBP	800	03/15/36	3.580%(T)	U.K. Retail Price Index(2)(T)	(5,379)	(15,756)	(10,377)
GBP	480	11/15/40	3.217%(T)	U.K. Retail Price Index(2)(T)	(7,669)	(76,066)	(68,397)
GBP	200	11/15/40	3.272%(T)	U.K. Retail Price Index(2)(T)	(43)	(27,137)	(27,094)
GBP	280	11/15/40	3.273%(T)	U.K. Retail Price Index(2)(T)	—	(37,933)	(37,933)
GBP	200	11/15/50	3.000%(T)	U.K. Retail Price Index(1)(T)	6,936	60,492	53,556
GBP	200	11/15/50	3.050%(T)	U.K. Retail Price Index(1)(T)	—	53,036	53,036
	600	07/25/21	1.432%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	7,207	7,207
	1,100	08/06/21	1.432%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	13,375	13,375
	1,500	08/14/21	1.825%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(29,499)	(29,499)
	3,480	09/09/21	1.445%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	45,004	45,004
	2,100	09/20/21	1.580%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	20,526	20,526
	1,900	09/20/21	1.592%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(89)	18,108	18,197
	1,200	10/01/21	1.488%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	13,483	13,483
	500	11/04/21	1.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(30)	(8,270)	(8,240)
	3,600	11/05/21	1.290%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(107)	(57,270)	(57,163)
	1,700	01/19/22	2.180%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(20)	(10,818)	(10,798)
	1,600	01/21/22	2.200%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(9,904)	(9,904)
	1,800	02/01/22	2.170%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(11,940)	(11,940)
	4,400	02/04/22	2.155%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(29,265)	(29,265)
	900	02/05/22	2.200%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(5,137)	(5,137)
	600	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	2,694	2,694
	3,320	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(10,858)	(10,858)
	1,255	04/13/23	2.220%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(7,369)	(7,369)
	800	05/08/23	2.560%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(129,960)	(77,207)	52,753
	1,800	02/26/26	2.314%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	21,589	21,589
	1,800	03/05/26	2.419%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	10,807	10,807
	1,680	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,986	3,653	667
	750	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	5,180	5,180
	760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	5,527	5,527
	200	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(31)	1,222	1,253
	2,400	11/04/29	1.760%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(1,825)	(162,868)	(161,043)
	281	03/30/30	1.235%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	33,264	33,264
	1,123	03/30/30	1.269%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	129,153	129,153
	281	03/30/30	1.298%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	31,540	31,540
	468	03/31/30	1.176%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	58,078	58,078
A84

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Inflation swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
497	04/03/30	1.099%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$65,513	$65,513
498	04/28/30	1.311%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	55,872	55,872
1,800	05/19/30	1.280%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(215,142)	(215,142)
706	05/29/30	1.367%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	79,815	79,815
665	06/15/30	1.502%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	70,436	70,436
163	07/30/30	1.745%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	14,679	14,679
617	08/28/30	1.956%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	40,166	40,166
87	09/29/30	1.838%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	6,323	6,323
339	12/23/30	2.183%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	11,971	11,971
2,500	02/24/31	2.311%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	1,117	50,496	49,379
				$110,721	$313,899	$203,178
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	9,100	01/03/22	2.850%(T)	1 Day BROIS(1)(T)	$(38)	$17,053	$17,091
BRL	14,600	01/03/22	2.859%(T)	1 Day BROIS(1)(T)	—	26,747	26,747
BRL	8,100	01/03/22	2.860%(T)	1 Day BROIS(1)(T)	(7)	15,199	15,206
BRL	6,300	01/03/22	2.871%(T)	1 Day BROIS(1)(T)	—	11,503	11,503
BRL	6,000	01/03/22	2.883%(T)	1 Day BROIS(1)(T)	—	10,712	10,712
BRL	85,400	01/03/22	3.300%(T)	1 Day BROIS(2)(T)	(422)	(65,150)	(64,728)
BRL	1,800	01/03/22	3.345%(T)	1 Day BROIS(2)(T)	—	(2,142)	(2,142)
BRL	38,000	01/03/22	3.350%(T)	1 Day BROIS(2)(T)	(93)	(44,551)	(44,458)
BRL	12,200	01/03/22	3.360%(T)	1 Day BROIS(1)(T)	(14,156)	5,508	19,664
BRL	24,600	01/03/22	3.700%(T)	1 Day BROIS(2)(T)	(3,764)	(22,323)	(18,559)
CAD	1,400	03/03/22	1.270%(S)	3 Month CDOR(2)(S)	—	8,979	8,979
CAD	500	06/17/22	1.500%(S)	3 Month CDOR(2)(S)	1,152	6,076	4,924
CAD	900	03/03/25	1.220%(S)	3 Month CDOR(2)(S)	—	1,208	1,208
CAD	1,100	06/17/25	1.500%(S)	3 Month CDOR(2)(S)	(6,930)	10,984	17,914
CAD	400	06/19/29	2.500%(S)	3 Month CDOR(2)(S)	11,559	16,439	4,880
CAD	500	10/02/29	1.713%(S)	3 Month CDOR(2)(S)	44	(4,754)	(4,798)
CAD	300	12/18/29	1.900%(S)	3 Month CDOR(2)(S)	1,598	(198)	(1,796)
CAD	2,600	06/17/30	1.500%(S)	3 Month CDOR(2)(S)	(3,270)	(85,273)	(82,003)
CAD	1,400	12/18/48	2.750%(S)	3 Month CDOR(2)(S)	43,726	59,013	15,287
CAD	2,000	03/07/49	2.565%(S)	3 Month CDOR(2)(S)	90,412	14,848	(75,564)
CHF	6,700	09/16/25	(0.500)%(A)	6 Month CHF LIBOR(2)(S)	7,501	(26,997)	(34,498)
CZK	5,900	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	3,589	3,589
EUR	6,500	06/16/23	(0.500)%(A)	6 Month EURIBOR(2)(S)	4,734	(1,982)	(6,716)
EUR	10,100	11/21/23	(0.526)%(A)	3 Month EURIBOR(2)(Q)	—	(1,909)	(1,909)
EUR	13,900	06/16/26	(0.500)%(A)	6 Month EURIBOR(2)(S)	(37,540)	(173,759)	(136,219)
EUR	2,000	09/15/26	(0.250)%(A)	6 Month EURIBOR(2)(S)	847	1,012	165
EUR	11,300	06/16/31	(0.250)%(A)	6 Month EURIBOR(2)(S)	(225,470)	(467,217)	(241,747)
EUR	2,300	09/15/31	0.000%(A)	6 Month EURIBOR(2)(S)	(27,069)	(35,426)	(8,357)
EUR	400	12/15/35	0.450%(A)	6 Month EURIBOR(1)(S)	(35,043)	(9,595)	25,448
EUR	200	03/17/36	0.000%(A)	6 Month EURIBOR(1)(S)	9,299	11,993	2,694
EUR	100	05/27/50	0.054%(A)	6 Month EURIBOR(1)(S)	—	16,468	16,468
EUR	250	06/16/51	0.000%(A)	6 Month EURIBOR(1)(S)	12,924	41,695	28,771
EUR	400	09/15/51	0.500%(A)	6 Month EURIBOR(1)(S)	(10,026)	(127)	9,899
GBP	3,600	06/16/23	0.000%(A)	1 Day SONIA(2)(A)	4,039	(14,415)	(18,454)
GBP	1,900	06/16/26	0.000%(A)	1 Day SONIA(2)(A)	360	(64,720)	(65,080)
GBP	250	09/15/26	0.500%(A)	1 Day SONIA(1)(A)	467	785	318
GBP	2,900	06/16/31	0.250%(A)	1 Day SONIA(2)(A)	(12,355)	(225,715)	(213,360)
A85

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	1,300	09/15/31	0.750%(A)	1 Day SONIA(1)(A)	$17,551	$19,989	$2,438
GBP	900	06/16/51	0.500%(A)	1 Day SONIA(2)(A)	68,581	(155,929)	(224,510)
GBP	900	09/15/51	0.750%(A)	1 Day SONIA(1)(A)	56,760	77,516	20,756
HUF	83,400	03/20/24	1.500%(A)	6 Month BUBOR(2)(S)	2,197	(1,548)	(3,745)
JPY	2,940,000	06/16/23	0.000%(S)	6 Month JPY LIBOR(2)(S)	26,024	13,370	(12,654)
JPY	1,840,000	06/19/24	0.000%(S)	6 Month JPY LIBOR(1)(S)	(22,999)	(13,307)	9,692
JPY	1,490,000	06/17/25	0.000%(S)	6 Month JPY LIBOR(1)(S)	(16,745)	(3,803)	12,942
JPY	1,710,000	06/19/29	0.200%(S)	6 Month JPY LIBOR(1)(S)	(241,349)	(140,634)	100,715
JPY	10,000	03/17/31	0.000%(S)	6 Month JPY LIBOR(2)(S)	(873)	(1,385)	(512)
JPY	230,000	06/19/33	1.500%(S)	6 Month JPY LIBOR(1)(S)	(341,459)	(331,935)	9,524
JPY	590,975	06/19/39	0.400%(S)	6 Month JPY LIBOR(2)(S)	11,683	14,483	2,800
JPY	90,000	03/21/48	1.000%(S)	6 Month JPY LIBOR(2)(S)	146,759	97,797	(48,962)
JPY	540,000	06/19/49	0.500%(S)	6 Month JPY LIBOR(2)(S)	137,364	(57,672)	(195,036)
KRW	188,000	09/16/30	0.928%(Q)	3 Month KWCDC(2)(Q)	(951)	(11,759)	(10,808)
KRW	226,600	03/17/31	1.133%(Q)	3 Month KWCDC(2)(Q)	—	(11,153)	(11,153)
KRW	245,400	03/17/31	1.178%(Q)	3 Month KWCDC(2)(Q)	—	(11,131)	(11,131)
MXN	22,000	07/07/25	4.870%(M)	28 Day Mexican Interbank Rate(2)(M)	3,037	(42,348)	(45,385)
MXN	5,921	10/03/30	5.780%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(20,660)	(20,660)
MXN	12,389	10/04/30	5.775%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(43,503)	(43,503)
MXN	12,372	10/04/30	5.780%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(43,196)	(43,196)
MXN	7,498	11/01/30	5.575%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(32,192)	(32,192)
MXN	7,495	11/01/30	5.585%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(31,906)	(31,906)
MXN	14,695	11/01/30	5.600%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(61,753)	(61,753)
MXN	12,245	11/01/30	5.605%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(51,234)	(51,234)
MXN	17,145	11/01/30	5.610%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(71,423)	(71,423)
MXN	17,145	11/01/30	5.612%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(71,289)	(71,289)
MXN	10,740	02/12/31	6.030%(M)	28 Day Mexican Interbank Rate(2)(M)	(25)	(30,686)	(30,661)
MXN	10,740	02/12/31	6.033%(M)	28 Day Mexican Interbank Rate(2)(M)	(25)	(30,567)	(30,542)
NOK	18,300	03/10/26	1.500%(A)	6 Month NIBOR(1)(S)	618	(7,882)	(8,500)
NOK	9,500	03/10/31	1.900%(A)	6 Month NIBOR(2)(S)	258	6,647	6,389
NZD	100	03/17/24	0.528%(S)	3 Month BBR(2)(Q)	(5)	(243)	(238)
NZD	150	12/16/25	0.500%(S)	3 Month BBR(1)(Q)	(600)	2,544	3,144
NZD	700	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	1,782	(57,104)	(58,886)
PLN	1,600	01/30/29	2.405%(A)	6 Month WIBOR(2)(S)	—	23,958	23,958
	8,700	12/18/21	2.500%(S)	3 Month LIBOR(1)(Q)	(38,940)	(206,040)	(167,100)
	42,900	03/18/22	—(8)	—(8)	393	(10,212)	(10,605)
	15,500	04/26/22	—(3)	—(3)	—	(2,389)	(2,389)
	8,400	03/30/23	0.250%(S)	3 Month LIBOR(1)(Q)	1,470	5,442	3,972
	9,000	04/27/23	—(6)	—(6)	—	(497)	(497)
	2,600	06/16/23	0.250%(S)	3 Month LIBOR(1)(Q)	(475)	3,942	4,417
	2,650	08/21/23	1.305%(S)	3 Month LIBOR(1)(Q)	—	(63,462)	(63,462)
	1,500	03/07/24	—(7)	—(7)	—	2,659	2,659
	2,100	08/25/24	1.298%(S)	3 Month LIBOR(1)(Q)	—	(38,647)	(38,647)
	2,450	08/31/24	1.249%(S)	3 Month LIBOR(1)(Q)	—	(41,281)	(41,281)
	5,600	09/06/24	—(4)	—(4)	405	1,851	1,446
	1,600	10/04/24	—(5)	—(5)	—	3,485	3,485
	1,483	11/30/24	0.100%(A)	1 Day USOIS(2)(A)	770	(22,633)	(23,403)
	3,900	05/31/25	2.959%(S)	3 Month LIBOR(1)(Q)	—	(381,006)	(381,006)
	7,397	11/27/25	0.840%(S)	3 Month LIBOR(2)(Q)	(4,948)	(81,153)	(76,205)
	3,600	12/16/25	1.000%(S)	3 Month LIBOR(2)(Q)	92,194	14,003	(78,191)
	15,513	12/18/25	1.100%(S)	3 Month LIBOR(2)(Q)	—	(134,841)	(134,841)
	800	03/30/26	0.400%(S)	3 Month LIBOR(1)(Q)	11,573	25,518	13,945
	2,400	06/16/26	0.500%(S)	3 Month LIBOR(2)(Q)	(46,687)	(74,956)	(28,269)
	1,800	06/19/26	3.000%(S)	3 Month LIBOR(1)(Q)	(39,885)	(191,224)	(151,339)
	9,616	05/15/27	0.260%(A)	1 Day USOIS(1)(A)	(32,278)	472,178	504,456
	63,243	05/15/27	0.450%(S)	3 Month LIBOR(1)(Q)	(58,836)	3,090,767	3,149,603
	4,000	01/15/28	0.400%(S)	3 Month LIBOR(2)(Q)	(33,006)	(265,550)	(232,544)
A86

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest rate swap agreements outstanding at March 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	1,000	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	$60,019	$(60,794)	$(120,813)
	2,100	12/18/29	1.500%(S)	3 Month LIBOR(1)(Q)	37,577	17,521	(20,056)
	3,200	01/15/30	2.000%(S)	3 Month LIBOR(1)(Q)	(12,892)	(103,370)	(90,478)
	300	06/17/30	1.250%(S)	3 Month LIBOR(1)(Q)	(13,482)	10,819	24,301
	11,940	06/24/30	0.689%(S)	3 Month LIBOR(1)(Q)	—	1,043,117	1,043,117
	12,170	07/08/30	0.680%(S)	3 Month LIBOR(1)(Q)	—	1,090,555	1,090,555
	5,900	12/16/30	1.000%(S)	3 Month LIBOR(1)(Q)	(36,225)	389,931	426,156
	5,300	12/16/30	1.000%(S)	3 Month LIBOR(1)(Q)	(53,682)	350,237	403,919
	8,100	03/30/31	0.750%(S)	3 Month LIBOR(1)(Q)	74,160	783,485	709,325
	2,200	06/16/31	0.750%(S)	3 Month LIBOR(1)(Q)	117,749	223,074	105,325
	8,700	06/16/31	0.750%(S)	3 Month LIBOR(1)(Q)	866,934	882,155	15,221
	800	10/15/31	1.720%(S)	3 Month LIBOR(1)(Q)	—	14,360	14,360
	1,000	06/09/41	1.250%(S)	3 Month LIBOR(1)(Q)	17,751	156,587	138,836
	2,120	07/20/45	0.560%(A)	1 Year SOFR(1)(A)	13,591	563,035	549,444
	700	08/19/45	0.740%(A)	1 Year SOFR(1)(A)	—	160,707	160,707
	6,642	11/15/45	0.800%(S)	3 Month LIBOR(1)(Q)	160,849	1,818,624	1,657,775
	1,594	02/15/47	1.000%(S)	3 Month LIBOR(1)(Q)	19,318	391,635	372,317
	5,405	02/15/47	1.200%(S)	3 Month LIBOR(1)(Q)	29,772	1,102,490	1,072,718
	2,715	02/15/47	1.225%(S)	3 Month LIBOR(1)(Q)	2,387	539,637	537,250
	698	02/15/47	1.600%(S)	3 Month LIBOR(1)(Q)	4,110	85,230	81,120
	483	03/17/50	0.900%(S)	3 Month LIBOR(1)(Q)	8,194	141,019	132,825
	338	10/07/50	1.200%(S)	3 Month LIBOR(1)(Q)	2,657	75,264	72,607
	700	12/16/50	1.250%(S)	3 Month LIBOR(1)(Q)	3,107	149,731	146,624
	700	02/02/51	1.460%(S)	3 Month LIBOR(2)(Q)	—	(117,507)	(117,507)
	1,500	03/30/51	1.150%(S)	3 Month LIBOR(1)(Q)	46,391	362,858	316,467
	1,700	06/16/51	1.250%(S)	3 Month LIBOR(2)(Q)	(372,781)	(377,624)	(4,843)
	300	08/25/51	1.760%(S)	3 Month LIBOR(1)(Q)	—	32,484	32,484
	200	08/31/51	1.950%(S)	3 Month LIBOR(1)(Q)	—	12,819	12,819
	300	08/31/51	1.990%(S)	3 Month LIBOR(1)(Q)	—	16,474	16,474
	250	09/17/51	2.010%(S)	3 Month LIBOR(1)(Q)	—	13,028	13,028
	100	10/27/51	1.665%(S)	3 Month LIBOR(1)(Q)	—	13,298	13,298
	300	12/23/51	2.090%(S)	3 Month LIBOR(1)(Q)	—	11,663	11,663
	150	01/27/52	1.620%(S)	3 Month LIBOR(1)(Q)	—	22,112	22,112
ZAR	6,200	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	1,432	24,162	22,730
					$488,748	$9,898,390	$9,409,642

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	86,626	01/03/22	3.383%(T)	1 Day BROIS(2)(T)	$(99,677)	$—	$(99,677)	Goldman Sachs Bank USA
KRW	604,200	03/20/24	1.725%(Q)	3 Month KWCDC(2)(Q)	7,710	—	7,710	Bank of America, N.A.
KRW	1,735,900	03/20/29	1.795%(Q)	3 Month KWCDC(2)(Q)	19,022	—	19,022	BNP Paribas S.A.
KRW	442,000	03/20/29	1.795%(Q)	3 Month KWCDC(2)(Q)	4,843	—	4,843	Standard Chartered Bank, London
KRW	442,300	06/19/29	1.718%(Q)	3 Month KWCDC(2)(Q)	2,227	—	2,227	Goldman Sachs Bank USA
					$(65,875)	$—	$(65,875)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.80 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
A87

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.20 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(6)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(7)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(8)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.125 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at March 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
10 Year Canadian Bond Futures(M)	–	Bank of America, N.A.	6/21/21	CAD 32,191	$(769,840)	$—	$(769,840)
10 Year Euro-Bund Futures(M)	–	Bank of America, N.A.	6/08/21	EUR (37,697)	17,595	—	17,595
10 Year Gilt Futures(M)	–	Bank of America, N.A.	6/28/21	GBP (13,251)	150,764	—	150,764
10 Year Japan Bond Futures(M)	–	Bank of America, N.A.	6/14/21	JPY 7,091,322	119,197	—	119,197
10 Year U.S. Treasury Notes Futures(M)	–	Bank of America, N.A.	6/21/21	6,291	(6,466)	—	(6,466)
10X Genomics, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(361)	(68,962)	—	(68,962)
2U, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(40)	(1,152)	—	(1,152)
3M Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	216	13,731	—	13,731
A.O. Smith Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	234	11,053	—	11,053
Abbott Laboratories(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	175	3,897	—	3,897
AbbVie, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	300	4,020	—	4,020
Abcam PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (142)	11,372	—	11,372
ABC-Mart, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (1,298)	421	—	421
Abiomed, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	35	2,404	—	2,404
Acadia Healthcare Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(182)	631	—	631
Acceleron Pharma, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(155)	(6,332)	—	(6,332)
Accenture PLC (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	172	14,835	—	14,835
Acciona SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (49)	(5,235)	—	(5,235)
Accor SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (275)	21,386	—	21,386
Acerinox SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 100	11,421	—	11,421
ACI Worldwide, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	97	(2,972)	—	(2,972)
ACOM(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (13,030)	1,039	—	1,039
ACS Actividades de Construccion y Servicios SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 144	7,321	—	7,321
Activision Blizzard, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	310	1,676	—	1,676
Acuity Brands, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	358	93,619	—	93,619
Adaptive Biotechnologies Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(583)	4,987	—	4,987
A88

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Adient PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(84)	$(10,157)	$—	$(10,157)
Admiral Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 2	176	—	176
Adobe Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	31	2,569	—	2,569
ADT, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	93	10,824	—	10,824
Adtalem Global Education, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	265	(153)	—	(153)
Advance Auto Parts, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	90	3,610	—	3,610
Advanced Micro Devices, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(82)	(142)	—	(142)
Advantest Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (9,298)	(14,076)	—	(14,076)
AECOM(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(298)	(21,572)	—	(21,572)
Aena SME SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (517)	28,113	—	28,113
AEON Financial Services Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 19,071	2,895	—	2,895
AES Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(277)	6,630	—	6,630
AFLAC, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(34)	(666)	—	(666)
Afterpay Touch Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (318)	6,008	—	6,008
AGCO Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	332	31,867	—	31,867
Aggreko PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 27	(580)	—	(580)
Agilent Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	186	11,359	—	11,359
AGL Energy Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 863	(6,701)	—	(6,701)
AHC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(769)	(4,988)	—	(4,988)
AIA Group Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/13/21	HKD (5,362)	30,090	—	30,090
Air France-KLM(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 23	95	—	95
Air Lease Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	145	632	—	632
Air Liquide SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (126)	(7,941)	—	(7,941)
Air Products & Chemicals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(39)	(763)	—	(763)
Air Water, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 12,891	2,214	—	2,214
Airbus SE(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (579)	21,863	—	21,863
Aisin Seiki Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 25,839	21,731	—	21,731
Ajinomoto Co., Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (8,561)	(1,129)	—	(1,129)
A89

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Akamai Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	62	$3,048	$—	$3,048
Alaska Air Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	258	8,518	—	8,518
Albemarle Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(196)	(777)	—	(777)
Alfresa Holdings Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 30,685	17,906	—	17,906
Align Technology, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(18)	(802)	—	(802)
Alkermes PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	17	(910)	—	(910)
Alleghany Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(258)	2,857	—	2,857
Allegion PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(194)	(14,144)	—	(14,144)
Allete, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(149)	(3,503)	—	(3,503)
Alliance Data Systems Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	124	5,456	—	5,456
Alliant Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(204)	(16,444)	—	(16,444)
Allison Transmission Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	84	(369)	—	(369)
Allstate Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	255	5,761	—	5,761
Ally Financial, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	242	1,706	—	1,706
Alnylam Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(317)	(8,291)	—	(8,291)
Alphabet, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	724	7,883	—	7,883
Alps Alpine Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 31,178	(15,900)	—	(15,900)
Alstom SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (194)	1,775	—	1,775
Alteryx, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(196)	7,061	—	7,061
Altice USA, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(397)	11,748	—	11,748
Altria Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(223)	(20,277)	—	(20,277)
Alumina Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (280)	3,575	—	3,575
Amada Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 17,466	(7,699)	—	(7,699)
Amadeus IT Group SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (355)	(3,197)	—	(3,197)
Amazon.com, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	291	2,659	—	2,659
Amcor PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(41)	246	—	246
Amdocs Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	300	(32,361)	—	(32,361)
Amedisys, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(249)	(5,125)	—	(5,125)
A90

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
AMERCO(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	227	$9,189	$—	$9,189
Ameren Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(389)	(29,061)	—	(29,061)
American Airlines Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(406)	(39,133)	—	(39,133)
American Eagle Outfitters, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	35	527	—	527
American Electric Power Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(262)	(13,333)	—	(13,333)
American Express Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(460)	11,576	—	11,576
American Financial Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(25)	4	—	4
American International Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(168)	76	—	76
American Water Works Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(475)	(38,607)	—	(38,607)
Ameriprise Financial, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	155	6,202	—	6,202
AmerisourceBergen Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	52	2,941	—	2,941
AMETEK, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(34)	(1,088)	—	(1,088)
Amgen, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	222	19,225	—	19,225
AMP Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (201)	14,135	—	14,135
Amphenol Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	46	2,919	—	2,919
Ampol Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 69	1,562	—	1,562
ANA Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (36,144)	4,634	—	4,634
Analog Devices, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	119	4,503	—	4,503
Anaplan, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(134)	3,863	—	3,863
Anglo American PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 166	1,778	—	1,778
Ansell Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 404	38,322	—	38,322
ANSYS, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(15)	(1,578)	—	(1,578)
Anthem, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	220	16,587	—	16,587
Antofagasta PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (113)	3,935	—	3,935
AON PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(325)	1,966	—	1,966
APA Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(572)	78,105	—	78,105
APA Group(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (763)	(34,599)	—	(34,599)
Apple, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(313)	(2,878)	—	(2,878)
A91

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Applied Materials, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	269	$41,225	$—	$41,225
AptarGroup, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(207)	(4,468)	—	(4,468)
Aptiv PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(311)	9,332	—	9,332
Aramark Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	128	(9,067)	—	(9,067)
Arch Capital Group Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(67)	(2,985)	—	(2,985)
Archer Daniels Midland Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	303	(4,414)	—	(4,414)
Arista Networks, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(318)	(28,845)	—	(28,845)
Aristocrat Leisure Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 230	11,873	—	11,873
Arkema SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 177	10,902	—	10,902
Armstrong World Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(514)	13,723	—	13,723
Arrow Electronics, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	561	40,127	—	40,127
Arrowhead Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(330)	11,789	—	11,789
Arthur J. Gallagher & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(102)	83	—	83
Asahi Glass Co., Ltd. (Japan)(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 78,063	68,936	—	68,936
Asahi Group Holdings Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 10,285	(4,071)	—	(4,071)
Asahi Intecc, Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (38,661)	(6,964)	—	(6,964)
Asahi Kasei Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 13,737	9,097	—	9,097
ASGN, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	292	6,356	—	6,356
Ashland Global Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(128)	(3,744)	—	(3,744)
Ashmore Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (25)	2,535	—	2,535
Ashtead Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 76	3,080	—	3,080
Asics Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (19,122)	3,004	—	3,004
ASM Pacific Technology Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/13/21	HKD (92)	(1,001)	—	(1,001)
Asos PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 355	13,824	—	13,824
Aspen Technology, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	77	(3,519)	—	(3,519)
Associated Ban-Corp(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	123	(3,040)	—	(3,040)
Associated British Foods PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 124	233	—	233
Assurant, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	177	9,001	—	9,001
A92

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Assured Guaranty Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	114	$(3,158)	$—	$(3,158)
Astellas Pharma, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (1,653)	878	—	878
AstraZeneca PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (84)	(1,938)	—	(1,938)
AT&T, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(162)	(3,433)	—	(3,433)
Atlas Arteria Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (95)	(6,009)	—	(6,009)
Atmos Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(246)	(23,395)	—	(23,395)
Atos Origin SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 227	8,074	—	8,074
Aurizon Holdings Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 272	9,264	—	9,264
AusNet Services(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (243)	(10,198)	—	(10,198)
Australia & New Zealand Banking Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (67)	1,547	—	1,547
Auto Trader Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 74	(2,917)	—	(2,917)
Autodesk, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	15	725	—	725
Autoliv, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(73)	1,343	—	1,343
Automatic Data Processing, Inc.(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (351)	8,584	—	8,584
Automatic Data Processing, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(20)	(297)	—	(297)
Autonation, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	435	40,695	—	40,695
AutoZone, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	53	7,818	—	7,818
Avalara, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(105)	3,704	—	3,704
Avangrid, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(140)	(5,100)	—	(5,100)
Avanos Medical, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(73)	6,412	—	6,412
Avast PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 25	(551)	—	(551)
Avery Dennison Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(167)	(1,339)	—	(1,339)
Avient Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	36	262	—	262
Avis Budget Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(342)	(56,413)	—	(56,413)
Aviva PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 388	18,408	—	18,408
Avnet, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	112	5,453	—	5,453
AXA Equitable Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	197	7,231	—	7,231
Axalta Coatings System Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(68)	(692)	—	(692)
A93

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
AXA-UAP SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 104	$364	$—	$364
Axis Capital Holdings Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(280)	8,147	—	8,147
Axon Enterprise, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(247)	2,888	—	2,888
Azbil Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (2,684)	(1,829)	—	(1,829)
B&M European Value Retail SA(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 44	(371)	—	(371)
Babcock & Wilcox Enterprises, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	59	4,556	—	4,556
Babcock International Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 7	(882)	—	(882)
BAE Systems PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 168	1,575	—	1,575
Baker Hughes Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(206)	14,708	—	14,708
Ball Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(665)	9,540	—	9,540
Banco Bilbao Vizcaya Argentaria SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 189	(10,308)	—	(10,308)
Banco De Sabadell SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 71	(1,429)	—	(1,429)
Banco Santander Central Hispano SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 106	(1,707)	—	(1,707)
BancorpSouth, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(4)	128	—	128
Bandai Namco Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 8,766	20	—	20
Bank of America Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(118)	(5,354)	—	(5,354)
Bank of Hawaii Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(119)	2,487	—	2,487
BanK of Kyoto Ltd. (The)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (6,650)	(1,929)	—	(1,929)
Bank Of New York Mellon (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	212	19,135	—	19,135
Bankinter SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 32	421	—	421
Barclays Electric Vehicles Index(Q)	3 Month LIBOR + 20bps(Q)	Barclays Bank PLC	2/17/22	(644)	129,560	—	129,560
Barclays Electric Vehicles Index(Q)	3 Month LIBOR + 20bps(Q)	Barclays Bank PLC	2/17/22	(150)	(10,094)	—	(10,094)
Barclays PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 62	4,993	—	4,993
Barratt Developments PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (84)	381	—	381
Baxter International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	141	12,882	—	12,882
Beazley PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (83)	3,067	—	3,067
Becton, Dickinson & Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	184	228	—	228
Belden, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	10	374	—	374
A94

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Bellway PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (110)	$(5,146)	$—	$(5,146)
Benefit One, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (19,166)	(9,587)	—	(9,587)
Berkeley Group Holdings PLC (The)(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (71)	2,195	—	2,195
Berry Global Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	647	21,296	—	21,296
Best Buy Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	308	26,139	—	26,139
Beyond Meat, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(645)	28,280	—	28,280
BHP Billiton PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP 27	(57)	—	(57)
Bill.com Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(127)	2,054	—	2,054
Bio Rad Laboratories, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	369	5,349	—	5,349
Biogen, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	289	14,188	—	14,188
Biomarin Pharmaceutical, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(21)	(45)	—	(45)
bioMerieux(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (130)	1,259	—	1,259
Bio-Techne Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	10	481	—	481
BJ’s Wholesale Club Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	287	16,790	—	16,790
Black Hills Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(145)	(7,293)	—	(7,293)
Black Knight, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(42)	681	—	681
Blackbaud, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	47	701	—	701
BlackRock, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	29	1,278	—	1,278
Bloomberg Commodity Total Return Index(M)	US Treasury Bill - 3 Month Auction Avg Discount + 11bps–	Merrill Lynch International	3/31/22	34,941	(8,218)	—	(8,218)
Bluebird Bio, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(312)	(3,252)	—	(3,252)
BlueScope Steel Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 153	6,109	—	6,109
BNP Long S&P 500 Banks Index(Q)	3 Month LIBOR + 15bps(Q)	BNP Paribas S.A.	9/14/21	314	(3,537)	—	(3,537)
BNP Long S&P 500 Banks Index(Q)	3 Month LIBOR + 25bps(Q)	BNP Paribas S.A.	9/14/21	552	(6,235)	—	(6,235)
BNP Long S&P 500 Banks Index(Q)	3 Month LIBOR + 25bps(Q)	BNP Paribas S.A.	9/14/21	720	(8,154)	—	(8,154)
BNP Long S&P 500 Banks Index(Q)	3 Month LIBOR + 25bps(Q)	BNP Paribas S.A.	9/14/21	739	(8,346)	—	(8,346)
BNP Long S&P 500 Banks Index(Q)	3 Month LIBOR + 25bps(Q)	BNP Paribas S.A.	9/14/21	900	(10,161)	—	(10,161)
BNP Long S&P 500 Banks Index(Q)	3 Month LIBOR + 25bps(Q)	BNP Paribas S.A.	9/14/21	1,216	(13,723)	—	(13,723)
A95

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
BNP Paribas SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 296	$(3,227)	$—	$(3,227)
BOC Hong Kong Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/13/21	HKD 1,183	(6,394)	—	(6,394)
Boeing Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(682)	(67,685)	—	(67,685)
BOK Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	58	(2,300)	—	(2,300)
Bolloré Investissements SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 126	4,418	—	4,418
boohoo Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 201	6,268	—	6,268
Booking Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	59	(924)	—	(924)
Booz Allen Hamilton Holding Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	218	5,930	—	5,930
Boral Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (246)	170	—	170
Borgwarner, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	155	(6,687)	—	(6,687)
Boston Beer Co., Inc. (The)(Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	95	8,553	—	8,553
Boston Scientific Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	52	(1,194)	—	(1,194)
Bouygues SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 85	(935)	—	(935)
Boyd Gaming Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	132	1,166	—	1,166
BP PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 132	(7,725)	—	(7,725)
Brambles Industries Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 214	10,794	—	10,794
Bridgestone Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 9,766	1,062	—	1,062
Bright Horizons Family Solutions(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(437)	(22,389)	—	(22,389)
Brighthouse Financial, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	220	7,070	—	7,070
Brink’s Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(151)	6,185	—	6,185
Bristol-Myers Squibb Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	166	8,369	—	8,369
British American Tobacco PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (42)	(5,118)	—	(5,118)
Britvic PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 146	856	—	856
Broadcom, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	216	5,990	—	5,990
Broadridge Financial Solutions, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	46	2,762	—	2,762
Brooks Automation(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(40)	22	—	22
Brother Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 53,446	20,135	—	20,135
Brown & Brown, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(155)	603	—	603
A96

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Brown-Forman Corp. (Class B)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(266)	$5,244	$—	$5,244
Bruker Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	20	983	—	983
Brunswick Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	474	(3,083)	—	(3,083)
BT Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 334	60,443	—	60,443
Budweiser Brewing Co., APAC Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/13/21	HKD (2,537)	(3,423)	—	(3,423)
Builders FirstSource, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	220	7,178	—	7,178
Bunge Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	143	2,285	—	2,285
Bunzl PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (2)	(3)	—	(3)
Burberry Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (154)	8,960	—	8,960
Bureau Veritas SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (174)	(5,989)	—	(5,989)
Burlington Stores, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(290)	4,947	—	4,947
C.H. Robinson Worldwide, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	25	194	—	194
Cable One, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(334)	(2,760)	—	(2,760)
Cabot Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	137	2,509	—	2,509
Cabot Oil & Gas Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	211	3,452	—	3,452
Caci International, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	334	28,307	—	28,307
Cadence Design Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	101	7,730	—	7,730
Caesars Entertainment, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(218)	11,496	—	11,496
CaixaBank SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 210	14,317	—	14,317
Calbee, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (2,002)	(105)	—	(105)
Campbell Soup Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	15	1,039	—	1,039
Canon, Inc,(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (9,092)	(3,907)	—	(3,907)
Capcom Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (19,218)	(16,217)	—	(16,217)
Capgemini SE(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 24	261	—	261
Capital One Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	256	1,047	—	1,047
Capri Holdings Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	103	(2,650)	—	(2,650)
Cardinal Health, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	161	20,224	—	20,224
Carlisle Cos., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	193	10,649	—	10,649
A97

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
CarMax, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(158)	$(4,896)	$—	$(4,896)
Carnival Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(411)	11,421	—	11,421
Carrefour SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 272	15,109	—	15,109
Carrier Global Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	222	15,605	—	15,605
carsales.com(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 250	2,184	—	2,184
Carter’s, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	488	8,200	—	8,200
Carvana Co. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(388)	(3,363)	—	(3,363)
Casey’s General Stores, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	59	5,652	—	5,652
Casino Guichard-Perrachon SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 89	8,923	—	8,923
Casio Computer Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (29,099)	3,626	—	3,626
Catalent, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(69)	(1,329)	—	(1,329)
Caterpillar, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(88)	(4,795)	—	(4,795)
Cathay General Bancorp(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	3	(89)	—	(89)
CBOE Global Markets, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(178)	8,244	—	8,244
CDK Global, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	100	4,289	—	4,289
CDW Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	(21)	(255)	—	(255)
Celanese Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	197	2,905	—	2,905
Cellnex Telecom SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (638)	(131,874)	—	(131,874)
Centene Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	162	4,891	—	4,891
CenterPoint Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(427)	(32,441)	—	(32,441)
Central Japan Railway Co.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (23,017)	12,527	—	12,527
Centrica PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 113	8,136	—	8,136
Ceridian HCM Holding, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(172)	580	—	580
Cerner Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	457	8,747	—	8,747
CF Industries Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(42)	2,404	—	2,404
Championx Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(236)	7,363	—	7,363
Charles River Laboratories International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	231	9,465	—	9,465
Charles Schwab Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(103)	(1,530)	—	(1,530)
A98

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Charter Communications, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(416)	$362	$—	$362
Chegg, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(302)	1,265	—	1,265
Chemed Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(109)	(6,169)	—	(6,169)
Chemours Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	266	22,177	—	22,177
Cheniere Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(445)	(3,255)	—	(3,255)
Chevron Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(110)	4,734	—	4,734
Chewy, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	(7)	(482)	—	(482)
Chiba Bank, Ltd. (The)(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 13,487	(159)	—	(159)
Chipotle Mexican Grill, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(20)	95	—	95
Choice Hotels International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	74	500	—	500
Chubb Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(13)	597	—	597
Chubu Electric Power Co.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 33,866	8,529	—	8,529
Chugai Pharmaceutical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (26,199)	(3,221)	—	(3,221)
Chugoku Electric Power Co., Inc. (The)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (12,195)	(2,421)	—	(2,421)
Church & Dwight Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	52	2,574	—	2,574
Church & Dwight Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(95)	(7,412)	—	(7,412)
Churchill Downs, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(52)	2,156	—	2,156
Cie Plastic Omnium SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (164)	4,297	—	4,297
Cigna Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	127	1,868	—	1,868
Cimarex Energy Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(52)	4,073	—	4,073
CIMIC Group Ltd.(M)	1 Day AUDOIS -63.663 bps(M)	Goldman Sachs International	4/13/21	AUD (191)	5,812	—	5,812
Cincinnati Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(132)	1,973	—	1,973
Cinemark Holdings, Inc.(M)	1 Day USOIS -33.8 ps(M)	Goldman Sachs International	4/13/21	(390)	31,932	—	31,932
Cintas Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(273)	2,614	—	2,614
Cintra SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (540)	(1,157)	—	(1,157)
Cirrus Logic, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	156	16,072	—	16,072
Cisco Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	175	13,924	—	13,924
Citigroup, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(27)	(674)	—	(674)
A99

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Citizens Financial Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	37	$(211)	$—	$(211)
Citrix Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	94	5,884	—	5,884
CK Asset Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/13/21	HKD 3,192	7,197	—	7,197
CK Hutchison Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/13/21	HKD 6,590	(14,270)	—	(14,270)
Clean Harbors, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(12)	817	—	817
Cleanaway Waste Management Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 270	(6,404)	—	(6,404)
Clorox Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	320	11,397	—	11,397
Cloudflare, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(73)	(1,458)	—	(1,458)
CLP Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/13/21	HKD 1,447	3,568	—	3,568
CMC Materials, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	115	9,670	—	9,670
CME Group, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(207)	5,430	—	5,430
CMS Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(584)	(46,565)	—	(46,565)
CNA Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	47	(623)	—	(623)
CNO Financial Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	148	(5,430)	—	(5,430)
CNP Assurances(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 304	(396)	—	(396)
CNX Resources Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	123	10,163	—	10,163
Coca-Cola Bottlers Japan Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 18,849	(5,975)	—	(5,975)
Coca-Cola Co. (The)(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 259	(6,547)	—	(6,547)
Coca-Cola Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(87)	(3,994)	—	(3,994)
Cochlear Ltd., NPV(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (151)	(4,949)	—	(4,949)
Cognex Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(180)	(10,226)	—	(10,226)
Cognizant Technology Solutions Corp. (ClassA)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	200	10,015	—	10,015
Coles Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (74)	(1,826)	—	(1,826)
Colfax Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	23	(1,604)	—	(1,604)
Colgate-Palmolive Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	124	6,461	—	6,461
Columbia Sportswear Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	242	4,883	—	4,883
Comcast Corp. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(94)	2,360	—	2,360
Comerica, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(38)	(1,575)	—	(1,575)
A100

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Commerce Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(114)	$1,976	$—	$1,976
Commercial Metals Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	156	9,007	—	9,007
Commonwealth Bank of Australia(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (134)	1,895	—	1,895
Commscope Holding Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(185)	82	—	82
Commvault Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	26	(303)	—	(303)
Compagnie de Saint-Gobain SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 658	42,646	—	42,646
Compass Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 11	(992)	—	(992)
Compass Minerals International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(264)	8,603	—	8,603
Computershare Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 77	(384)	—	(384)
Comsys Holdings Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (13,911)	(9,164)	—	(9,164)
Conagra Brands, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	78	2,678	—	2,678
Concentrix Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	86	9,085	—	9,085
Concordia Financial Group Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 1,607	(48)	—	(48)
Conocophillips(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(95)	8,110	—	8,110
Consolidated Edison, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(18)	(811)	—	(811)
Constellation Brands, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	120	477	—	477
ConvaTec Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 16	210	—	210
Cooper Cos., Inc. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	98	315	—	315
Copa Holdings SA(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	468	(48,722)	—	(48,722)
Copart, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(164)	(2,716)	—	(2,716)
Corelogic, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	60	151	—	151
Corning, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	(1)	(5)	—	(5)
Corteva, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	152	6,505	—	6,505
Cosmos Pharmaceutical Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (27,631)	(15,859)	—	(15,859)
CoStar Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(357)	(3,297)	—	(3,297)
Costco Wholesale Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(235)	(24,871)	—	(24,871)
Coty, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(335)	(15,574)	—	(15,574)
Coupa Software, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(90)	4,647	—	4,647
A101

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Cracker Barrel Old Country Store, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	187	$8,675	$—	$8,675
Crane Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	50	1,525	—	1,525
Credit Acceptance Corp.(M)	1 Day USOIS -52.9 bps(M)	Goldman Sachs International	4/13/21	(133)	14,865	—	14,865
Credit Agricole SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 140	(51)	—	(51)
Cree, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(363)	(23,371)	—	(23,371)
Croda International PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (160)	(3,045)	—	(3,045)
CrowdStrike Holdings, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(29)	(486)	—	(486)
Crown Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(23)	41	—	41
Crown Resorts Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 155	22,203	—	22,203
CSL Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (271)	(8,324)	—	(8,324)
CSX Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(104)	(2,937)	—	(2,937)
Cullen/Frost Bankers, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(89)	3,038	—	3,038
Cummins, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	423	(11,402)	—	(11,402)
Curtiss-Wright Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	209	3,122	—	3,122
CVS Health Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	214	9,429	—	9,429
Cyber Agent, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (32,616)	(81,573)	—	(81,573)
D.R. Horton, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	56	6,547	—	6,547
Dai Nippon Printing Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 22,853	14,370	—	14,370
Daifuku Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (30,828)	(18,523)	—	(18,523)
Dai-ichi Life Insurance Co. (The)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (3,712)	(1,342)	—	(1,342)
Daiichi Sankyo Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (32,982)	(4,078)	—	(4,078)
Daikin Industries Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (55,077)	(10,405)	—	(10,405)
Dainippon SCREEN Mfg. Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 9,235	15,097	—	15,097
Daiwa Securities Group, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 19,068	5,030	—	5,030
Dana, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	26	(531)	—	(531)
Danaher Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	116	4,313	—	4,313
Danone SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (154)	(2,296)	—	(2,296)
Darden Restaurants, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	179	2,517	—	2,517
A102

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Darling Ingredients, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(61)	$(190)	$—	$(190)
Dassault Systemes SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (451)	(30,148)	—	(30,148)
Datadog, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(79)	(1,992)	—	(1,992)
DaVita HealthCare Partners, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(58)	738	—	738
DCC Corp.(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 329	16,218	—	16,218
Dechra Pharmaceuticals PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (71)	(4,740)	—	(4,740)
Deckers Outdoor Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	673	15,573	—	15,573
Deere & Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	82	5,192	—	5,192
DELL Technologies, Inc. (Class C)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	80	1,025	—	1,025
Delta Airlines, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(474)	(6,568)	—	(6,568)
DeNa Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 26,328	917	—	917
Denso Corp. ADR(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (35,038)	(21,032)	—	(21,032)
Dentsply Sirona(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	109	7,395	—	7,395
Dentsu, Inc. NPV(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (23,339)	21,246	—	21,246
Devon Energy Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	86	(1,544)	—	(1,544)
DexCom, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(344)	2,287	—	2,287
Diageo PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (401)	(3,984)	—	(3,984)
Dick’s Sporting Goods, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	345	21,254	—	21,254
Direct Line Insurance Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 98	(2,362)	—	(2,362)
DISCO Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (13,081)	(9,646)	—	(9,646)
Discover Financial Services(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(150)	3,914	—	3,914
Discovery, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(319)	79,747	—	79,747
Dish Network Corp. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(23)	162	—	162
Docusign, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(26)	336	—	336
Dolby Laboratories, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	135	(476)	—	(476)
Dollar General Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	61	5,238	—	5,238
Dollar Tree, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	128	7,617	—	7,617
Dominion Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(705)	(29,200)	—	(29,200)
A103

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Domino’S Pizza Enterprises Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 132	$11,255	$—	$11,255
Domino’s Pizza, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	149	6,052	—	6,052
Domtar Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	104	(1,356)	—	(1,356)
Donaldson Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	87	(1,347)	—	(1,347)
Dover Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	120	5,701	—	5,701
Dow, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	45	1,057	—	1,057
DraftKings, Inc.(Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(257)	1,939	—	1,939
DropBox, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	10	772	—	772
DS Smith PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 80	2,614	—	2,614
DTE Energy Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	67	5,249	—	5,249
Duke Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(123)	(7,566)	—	(7,566)
Dun & Bradstreet Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(397)	(24,271)	—	(24,271)
Dunelm Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 9	235	—	235
DuPont de Nemours, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(152)	(2,781)	—	(2,781)
DXC Technology Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	46	4,849	—	4,849
Dycom Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	34	2,595	—	2,595
Dynatrace, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(57)	2,399	—	2,399
Eagle Materials, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	239	14,371	—	14,371
East Japan Railway Co.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (44,836)	19,405	—	19,405
East West Bancorp, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	39	(503)	—	(503)
Eastman Chemical Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	223	(6,309)	—	(6,309)
EasyJet PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (327)	10,053	—	10,053
Eaton Corp. PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	223	2,834	—	2,834
eBay, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	351	30,809	—	30,809
EchoStar Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	122	(7,968)	—	(7,968)
Ecolab, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(196)	(737)	—	(737)
Edenred SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (88)	1,815	—	1,815
Edgewell Personal Care Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	166	37,420	—	37,420
A104

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Edison International(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(263)	$(8,454)	$—	$(8,454)
Edwards Lifesciences Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(55)	(1,808)	—	(1,808)
Eiffage SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (133)	6,779	—	6,779
Eisai Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (16,092)	(4,127)	—	(4,127)
Elanco Animal Health, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(246)	23,594	—	23,594
Elastic NV(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(101)	919	—	919
Electric Power Development, Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 24,484	4,654	—	4,654
Electricite de France SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 417	74,218	—	74,218
Electronic Arts, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	310	10,501	—	10,501
Eli Lilly & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(21)	268	—	268
EMCOR Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	230	8,952	—	8,952
Emergent BioSolutions, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	361	21,190	—	21,190
Emerson Electric Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	197	317	—	317
Enagas SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 222	11,297	—	11,297
Encompass Health Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(246)	(2,714)	—	(2,714)
Endesa SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 163	11,888	—	11,888
Eneos Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 42,481	4,627	—	4,627
Energizer Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(93)	(5,713)	—	(5,713)
EnerSys(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	216	(3,216)	—	(3,216)
Engie SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 313	6,733	—	6,733
Enphase Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(170)	(14,526)	—	(14,526)
Entegris, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	117	11,790	—	11,790
Entergy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(87)	(8,362)	—	(8,362)
Envista Holdings Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	135	4,513	—	4,513
EOG Resources, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	213	(2,439)	—	(2,439)
EPAM Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	9	1,131	—	1,131
EQT Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	235	10,008	—	10,008
Equifax, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(170)	(4,523)	—	(4,523)
A105

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Equitrans Midstream Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	156	$5,359	$—	$5,359
Erie Indemnity Co. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(135)	5,701	—	5,701
ESR Cayman Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/13/21	HKD (1,966)	(23,784)	—	(23,784)
Essential Utilities, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	123	7,653	—	7,653
EssilorLuxottica SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (99)	(3,111)	—	(3,111)
Estee Lauder Cos., Inc. (The)(Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	129	4,982	—	4,982
Etsy, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	96	(1,982)	—	(1,982)
Eurofins Scientific SE(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 193	19,036	—	19,036
Eutelsat Communication SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 220	8,343	—	8,343
Everbridge, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(52)	3,385	—	3,385
Evercore, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	78	(215)	—	(215)
Everest Re Group Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	151	1,004	—	1,004
Evergy, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	5	278	—	278
Eversource Energy(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(226)	(13,636)	—	(13,636)
Evolution Mining Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 51	2,626	—	2,626
Evraz PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 196	7,972	—	7,972
Exact Sciences Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(236)	(14,542)	—	(14,542)
Exelixis, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	77	1,353	—	1,353
Exelon Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(16)	(833)	—	(833)
Expedia Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(235)	(5,704)	—	(5,704)
Expeditors International of Washington, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(36)	(376)	—	(376)
Experian PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (173)	(4,979)	—	(4,979)
Exxon Mobil Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(127)	8,667	—	8,667
F.N.B. Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(1)	(25)	—	(25)
F5 Networks, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(91)	(6,281)	—	(6,281)
Facebook, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	854	92,560	—	92,560
FactSet Research Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(122)	1,690	—	1,690
Fair Isaac Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	34	2,137	—	2,137
A106

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
FANCL Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (21,310)	$2,423	$—	$2,423
Fanuc Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (23,226)	(5,892)	—	(5,892)
Fast Retailing Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (36,982)	13,744	—	13,744
Fastenal Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(230)	(23,143)	—	(23,143)
Fastly, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(201)	2,445	—	2,445
Faurecia(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 35	(960)	—	(960)
Federated Investors, Inc. (Class B)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	250	10,329	—	10,329
FedEx Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	354	31,779	—	31,779
Fidelity National Information Services, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(12)	153	—	153
Fidelity National Title Group(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	78	1,582	—	1,582
Fifth Third Bancorp(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	9	236	—	236
Fireeye, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(48)	992	—	992
First American Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	135	3,551	—	3,551
First Citizens BancShares, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	98	4,509	—	4,509
First Financial Bankshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(168)	3,969	—	3,969
First Hawaiian, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(38)	2,037	—	2,037
First Horizon National Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	6	(602)	—	(602)
First Republic Bank(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(153)	2,247	—	2,247
First Solar, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	179	24,800	—	24,800
FirstCash, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(126)	2,530	—	2,530
FirstEnergy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(418)	(6,240)	—	(6,240)
Fiserv, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	35	(976)	—	(976)
Five Below, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(168)	(7,416)	—	(7,416)
Five9, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(38)	710	—	710
FleetCor Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	22	(924)	—	(924)
Floor & Decor Holdings, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(186)	(11,476)	—	(11,476)
Florida Power & Light Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(608)	(13,132)	—	(13,132)
Flowers Foods, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	50	1,547	—	1,547
A107

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Flowserve Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(31)	$457	$—	$457
Fluor Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(160)	(27,831)	—	(27,831)
FMC Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(65)	(2,510)	—	(2,510)
Foot Locker, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	305	2,195	—	2,195
Ford Motor Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(67)	1,698	—	1,698
Fortescue Metals Group Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 871	(47,723)	—	(47,723)
Fortinet, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	55	2,707	—	2,707
Fortive Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	60	1,602	—	1,602
Fortune Brands Home & Security, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	281	26,716	—	26,716
Fox Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	106	(9,416)	—	(9,416)
Fox Factory Holding Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(226)	6,993	—	6,993
FP Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (18,792)	1,632	—	1,632
Franklin Resources, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	100	11,113	—	11,113
Freee K.K.(M)	1 Day TONAT -400 bps(M)	Goldman Sachs International	4/13/21	JPY (9,126)	5,845	—	5,845
Freeport-McMoRan, Inc. (Class B)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(248)	5,913	—	5,913
Frontdoor, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(56)	1,066	—	1,066
FTI Consulting, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	120	9,974	—	9,974
FTSE EPRA/NAREIT Developed ex US Index(Q)	3 Month LIBOR +20bps(Q)	Credit Suisse Securities (Europe) Ltd.	4/16/21	19,596	498,391	—	498,391
Fuji Electric Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 1,855	38	—	38
Fujifilm Holdings Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (18,829)	(9,670)	—	(9,670)
Fujitsu General Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (14,401)	(7,453)	—	(7,453)
Fujitsu Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 19,767	10,952	—	10,952
Fukuoka Financial Group, Inc. (The)(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 4,662	477	—	477
Fulton Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(44)	(428)	—	(428)
Galaxy Entertainment Group Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/13/21	HKD 145	(555)	—	(555)
Gap, Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(85)	(2,083)	—	(2,083)
Garmin Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(59)	(3,157)	—	(3,157)
Gartner, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(19)	109	—	109
A108

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
GATX Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(112)	$3,607	$—	$3,607
Generac Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	60	2,557	—	2,557
General Dynamics Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	174	7,811	—	7,811
General Electric Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(624)	34,708	—	34,708
General Mills, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	53	3,595	—	3,595
General Motors Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	42	431	—	431
Gentex Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	135	(50)	—	(50)
Genuine Parts Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(47)	(876)	—	(876)
Getlink(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (245)	8,776	—	8,776
Gilead Sciences, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	138	3,140	—	3,140
Glacier Bancorp, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(138)	8,291	—	8,291
GlaxoSmithKline PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 44	1,386	—	1,386
Glencore PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (67)	(172)	—	(172)
Global Blood Therapeutics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(380)	9,120	—	9,120
Global Payments, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	—(r)	4	—	4
Globe Life, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(517)	11,896	—	11,896
Globus Medical, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	151	199	—	199
GMO Internet, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (14,760)	(5,166)	—	(5,166)
GMO Payment Gateway, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (21,763)	(16,952)	—	(16,952)
GoDaddy, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(86)	(3,424)	—	(3,424)
Goldwin, Inc.(M)	1 Day TONAT -49.6926 bps(M)	Goldman Sachs International	4/13/21	JPY (27,043)	(7,518)	—	(7,518)
Goodyear Tire & Rubber Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	79	(1,863)	—	(1,863)
Graco, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	4	307	—	307
Graftech International Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	305	7,170	—	7,170
Graham Holdings Co. (Class B)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	256	(9,043)	—	(9,043)
Grand Canyon Education, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(4)	(247)	—	(247)
Graphic Packaging Holding Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	231	12,097	—	12,097
Greif, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	334	8,435	—	8,435
A109

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Grifols SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 28	$1,961	$—	$1,961
Grocery Outlet Holding Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(588)	(16,564)	—	(16,564)
Groupe Renault(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (284)	31,476	—	31,476
Guardant Health, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(460)	(50,548)	—	(50,548)
Guidewire Software, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(45)	(342)	—	(342)
GVC Holdings PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 157	5,542	—	5,542
H&R Block, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	130	15,144	—	15,144
Haemonetics Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(17)	1,057	—	1,057
Hain Celestial Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(90)	(180)	—	(180)
Hakuhodo DY Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 20,710	(2,990)	—	(2,990)
Halliburton Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(220)	14,289	—	14,289
Halma PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (165)	(8,013)	—	(8,013)
Hamamatsu Photonics KK(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (37,671)	(16,625)	—	(16,625)
Hancock Whitney Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(170)	(1,878)	—	(1,878)
Hanesbrands, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	102	(619)	—	(619)
Hang Lung Properties Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/13/21	HKD (1,352)	(11,450)	—	(11,450)
Hang Seng Bank Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/13/21	HKD (121)	64	—	64
Hankyu Hanshin Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (16,470)	3,501	—	3,501
Hanover Insurance Group, Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	3	(52)	—	(52)
Hargreaves Lansdown PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (173)	(162)	—	(162)
Harley-Davidson, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(221)	(25,091)	—	(25,091)
Harmonic Drive Systems(M)	1 Day TONAT -125 bps(M)	Goldman Sachs International	4/13/21	JPY (33,753)	(586)	—	(586)
Hartford Financial Services Group, Inc. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	52	11,798	—	11,798
Harvey Norman Holdings Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 620	53,322	—	53,322
Hasbro, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	71	223	—	223
Haseko Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 30,666	28,803	—	28,803
Hawaiian Electric Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	32	4,855	—	4,855
Hays PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 90	(6,238)	—	(6,238)
A110

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
HCA Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(6)	$18	$—	$18
Healthcare Services Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	481	(17,446)	—	(17,446)
HealthEquity, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(401)	34,884	—	34,884
HEICO Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(177)	(897)	—	(897)
Helen of Troy(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(45)	1,834	—	1,834
Helmerich & Payne, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(253)	40,911	—	40,911
Henderson Land Development Co., Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/13/21	HKD 649	2,140	—	2,140
Henry Schein, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(57)	(3,540)	—	(3,540)
Hermès International SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (275)	(8,796)	—	(8,796)
Hershey Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(93)	(3,455)	—	(3,455)
Hewlett Packard Enterprise Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	139	7,210	—	7,210
Hexcel Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(71)	2,866	—	2,866
Hikari Tsushin, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (14,973)	(6,577)	—	(6,577)
Hikma Pharmaceuticals PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 31	1,156	—	1,156
Hill-Rom Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	201	11,090	—	11,090
Hilton Worldwide Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(167)	4,019	—	4,019
Hino Motors Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 14,197	(6,669)	—	(6,669)
Hirose Electric Co., Ltd(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (8,380)	(2,080)	—	(2,080)
Hisamitsu Pharmaceutical Co., Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (6,484)	(242)	—	(242)
Hiscox Ltd.(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (106)	4,615	—	4,615
Hitachi Construction Machinery Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (7,935)	(2,826)	—	(2,826)
Hitachi Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 22,138	(7,881)	—	(7,881)
Hitachi Metals Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (32,282)	(5,751)	—	(5,751)
Hitachi Transport System Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 14,863	4,373	—	4,373
HK Electric Investments & HK Electric Investments Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/13/21	HKD (612)	(1,059)	—	(1,059)
HKT Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/13/21	HKD (996)	(1,851)	—	(1,851)
HollyFrontier Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(225)	17,322	—	17,322
Hologic, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	241	8,031	—	8,031
A111

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Home Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(93)	$409	$—	$409
Home Depot, Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(46)	(116)	—	(116)
HomeServe PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (139)	(14,890)	—	(14,890)
Honda Motor Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 43,111	10,194	—	10,194
Honeywell International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(224)	(8,065)	—	(8,065)
Hong Kong & China Gas Co., Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/13/21	HKD (6,558)	(33,339)	—	(33,339)
Horizon Therapeutics PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	37	1,553	—	1,553
Hormel Foods Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(114)	(455)	—	(455)
Hoshizaki Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (16,887)	427	—	427
House Foods Group, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (4,368)	(301)	—	(301)
Howard Hughes Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(92)	83	—	83
Howden Joinery Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (51)	(981)	—	(981)
Howmet Aerospace, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(20)	(828)	—	(828)
HOYA Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (18,255)	(12,396)	—	(12,396)
HP, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	540	29,606	—	29,606
HSBC Holdings PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (99)	2,037	—	2,037
Hubbell, Inc. (Class B)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	199	3,397	—	3,397
HubSpot, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(44)	(731)	—	(731)
Humana, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	238	9,662	—	9,662
Huntington Bancshares, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	7	(77)	—	(77)
Huntington Ingalls Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	392	39,247	—	39,247
Huntsman Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	196	9,300	—	9,300
Hyatt Hotels Corp. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(149)	5,401	—	5,401
IAA, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(271)	6,404	—	6,404
IAC/InterActiveCorp(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	238	(15,223)	—	(15,223)
Iberdrola SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (34)	(1,044)	—	(1,044)
Ibiden Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (6,555)	(10,564)	—	(10,564)
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	12/20/21	(5,100)	(2,541)	—	(2,541)
A112

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
ICU Medical, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	153	$5,247	$—	$5,247
IDACORP, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(64)	(2,394)	—	(2,394)
Idemitsu Kosan Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY 1,744	(365)	—	(365)
IDEX Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(60)	(3,268)	—	(3,268)
IDEXX Laboratories, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(83)	451	—	451
IHI Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (1,933)	(852)	—	(852)
Iida Group Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 48,657	21,043	—	21,043
II-VI, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	286	(8,668)	—	(8,668)
Iliad SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (32)	(2,750)	—	(2,750)
Illinois Tool Works, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	15	986	—	986
Illumina, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(145)	5,956	—	5,956
Imerys SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 70	(2,560)	—	(2,560)
IMI PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 84	824	—	824
Imperial Brands PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 70	8,550	—	8,550
Inchcape PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 63	(542)	—	(542)
Incitec Pivot Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 120	3,884	—	3,884
Incyte Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(57)	(1,568)	—	(1,568)
Industria De Diseno Textil SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (211)	4,200	—	4,200
Informa PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (362)	18,262	—	18,262
Ingersoll Rand, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(205)	(4,204)	—	(4,204)
Ingevity Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	62	1,428	—	1,428
Ingredion, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	274	(349)	—	(349)
INPEX Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (11,662)	9,421	—	9,421
Insperity, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	213	(13,592)	—	(13,592)
Insulet Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(255)	(12,298)	—	(12,298)
Insurance Australia Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (440)	(4,874)	—	(4,874)
Integra LifeSciences Holdings Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	151	4,479	—	4,479
Intel Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	477	9,364	—	9,364
A113

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Intercontinental Exchange, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(137)	$2,220	$—	$2,220
InterContinental Hotels Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (130)	5,562	—	5,562
Interdigital, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(38)	682	—	682
intermediate Capital Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (224)	8,547	—	8,547
International Business Machines Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	150	10,932	—	10,932
International Flavors & Fragrance, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(108)	(7,473)	—	(7,473)
International Paper Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	208	(2,711)	—	(2,711)
Interpublic Group of Companies, Inc. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	247	5,626	—	5,626
Intertek Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (67)	(2,706)	—	(2,706)
Intuit, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	90	(356)	—	(356)
Intuitive Surgical, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(48)	(1,829)	—	(1,829)
Invesco Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	44	1,056	—	1,056
Investec PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 125	(497)	—	(497)
Ionis Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(286)	29,224	—	29,224
Iovance Biotherapeutics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(400)	7,018	—	7,018
IPG Photonics Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(49)	(641)	—	(641)
Ipsen SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 102	9,656	—	9,656
Iqvia Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	155	3,075	—	3,075
Isetan Mitsukoshi Holdings Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (31,191)	18,398	—	18,398
Isuzu Motors Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 25,734	10,092	—	10,092
Ito En Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (17,428)	3,834	—	3,834
Itochu Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 20,825	12,002	—	12,002
Itochu Techno-Solutions Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (1,620)	(1,634)	—	(1,634)
ITT, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	67	4,780	—	4,780
ITV PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP (14)	730	—	730
IZUMI Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 22,227	11,393	—	11,393
J Sainsbury PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 74	3,643	—	3,643
J.B. Hunt Transport Services, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	76	1,795	—	1,795
A114

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
J.M. Smucker Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	196	$11,364	$—	$11,364
J2 Global, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	248	7,878	—	7,878
Jabil Circuit, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	336	53,608	—	53,608
Jack Henry & Associates, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	14	272	—	272
Jack In The Box, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	228	20,859	—	20,859
Jacobs Engineering Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	153	7,347	—	7,347
James Hardie Industries PLC(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (375)	(21,419)	—	(21,419)
Janus Henderson Group PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	37	741	—	741
Japan Airlines Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (14,347)	1,787	—	1,787
Japan Airport Terminal Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (65,022)	(39,514)	—	(39,514)
Japan Post Bank Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (6,145)	(488)	—	(488)
Japan Post Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 8,895	2,443	—	2,443
Japan Post Insurance Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 35,766	4,905	—	4,905
Japan Tobacco, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 5,063	405	—	405
Jazz Pharmaceuticals PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	397	6,651	—	6,651
JB Hi-Fi Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 677	53,843	—	53,843
JCR Pharmaceuticals Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (27,059)	(9,157)	—	(9,157)
JD Sports Fashion PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 139	1,447	—	1,447
Jefferies Financial Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	256	(11,070)	—	(11,070)
JetBlue Airways Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	292	999	—	999
JFE Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 2,297	343	—	343
JGC Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (2,346)	(31)	—	(31)
John Wiley & Sons, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(68)	1,010	—	1,010
John Wood Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 129	(31,012)	—	(31,012)
Johnson & Johnson(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	127	4,715	—	4,715
Johnson Controls International PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	289	2,514	—	2,514
Johnson Matthey PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 126	(11,215)	—	(11,215)
JPMorgan Chase & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(15)	(64)	—	(64)
A115

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
JPMorgan S&P 1500 Growth Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	3/09/22	(1,270)	$14,757	$—	$14,757
JPMorgan S&P 1500 Growth Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	3/09/22	(1,261)	27,454	—	27,454
JPMorgan S&P 1500 Growth Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	3/09/22	(1,239)	46,005	—	46,005
JPMorgan S&P 1500 Growth Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	3/09/22	(1,152)	45,732	—	45,732
JPMorgan S&P 1500 Low Volatility Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	3/09/22	(1,060)	(23,763)	—	(23,763)
JPMorgan S&P 1500 Low Volatility Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	3/09/22	(1,057)	(24,286)	—	(24,286)
JPMorgan S&P 1500 Low Volatility Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	3/09/22	(1,044)	(16,069)	—	(16,069)
JPMorgan S&P 1500 Low Volatility Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	3/09/22	(1,030)	(13,662)	—	(13,662)
JPMorgan S&P 1500 Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	3/09/22	2,202	(31,597)	—	(31,597)
JPMorgan S&P 1500 Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	3/09/22	2,279	(11,705)	—	(11,705)
JPMorgan S&P 1500 Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	3/09/22	2,309	33,197	—	33,197
JPMorgan S&P 1500 Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	3/09/22	2,325	21,649	—	21,649
JPMorgan S&P 500 Growth Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	3/08/22	(7,553)	(153,796)	—	(153,796)
JPMorgan S&P 500 Low Volatility Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	3/08/22	(3,430)	(136,811)	—	(136,811)
JPMorgan S&P 500 Value Index(Q)	3 Month LIBOR + 20bps(Q)	JPMorgan Chase Bank, N.A.	3/08/22	11,135	290,887	—	290,887
JSR Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (13,086)	(937)	—	(937)
JTEKT Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (4,992)	496	—	496
Juniper Networks, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	139	5,236	—	5,236
JUSCO Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (52,893)	(24,571)	—	(24,571)
JustSystems Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (5,352)	(1,070)	—	(1,070)
Kaagme Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (9,060)	(833)	—	(833)
Kajima Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 48,029	24,032	—	24,032
Kakaku.Com, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (23,672)	10,347	—	10,347
Kamigumi Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 39,217	(7,344)	—	(7,344)
Kaneka Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 23,582	2,895	—	2,895
Kansai Electric Power Co., Inc. (The)(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 24,294	3,942	—	3,942
Kansai Paint Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (24,064)	(14,428)	—	(14,428)
KAR Auction Services, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(106)	369	—	369
A116

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Kawasaki Heavy Industries Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (4,366)	$(2,752)	$—	$(2,752)
KB Home Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	156	10,693	—	10,693
KBR, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	30	5,802	—	5,802
KDDI Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 30,020	6,123	—	6,123
Keihan Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (37,484)	24,452	—	24,452
Keikyu Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (34,333)	16,249	—	16,249
Keio Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (49,442)	28,257	—	28,257
Keisei Electric Railway Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (35,387)	24,354	—	24,354
Kellogg Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	10	53	—	53
Kemper Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(2)	10	—	10
Kennametal, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(162)	(3,220)	—	(3,220)
Kering SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (28)	(1,396)	—	(1,396)
Kerry Properties Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/13/21	HKD 2,239	18,570	—	18,570
Kewpie Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 7,377	1,811	—	1,811
KeyCorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(19)	442	—	442
Keyence Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (29,531)	(7,325)	—	(7,325)
Keysight Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	68	3,517	—	3,517
Kikkoman Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (28,381)	10,600	—	10,600
Kimberly-Clay Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	249	12,654	—	12,654
Kinden Morgan, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 28,346	7,242	—	7,242
Kinder Morgan, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(202)	(10,803)	—	(10,803)
Kingfisher PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 286	37,363	—	37,363
Kinsale Capital Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(218)	3,518	—	3,518
Kintetsu Group Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (44,913)	31,022	—	31,022
Kirby Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(141)	10,332	—	10,332
Kirin Brewery Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 20,624	(2,262)	—	(2,262)
KLA Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	178	18,366	—	18,366
Knight-Swift Transportation Holdings, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	260	18,370	—	18,370
A117

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Kobayashi Pharmaceutical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (14,566)	$675	$—	$675
Kobe Bussan Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (50,846)	(9,621)	—	(9,621)
Koei Tecmo Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (17,139)	(11,997)	—	(11,997)
Kohl’s Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	300	10,560	—	10,560
Koito Manufacturing Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (20,303)	7,597	—	7,597
Komatsu Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (4,320)	(1,607)	—	(1,607)
Korian SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (40)	1,029	—	1,029
Kose Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (37,381)	38,601	—	38,601
Kraft Heinz Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(103)	(3,454)	—	(3,454)
Kroger Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	397	12,725	—	12,725
K’s Holdings Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 21,549	9,005	—	9,005
Kubota Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (3,466)	(700)	—	(700)
Kuraray Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 10,596	(1,904)	—	(1,904)
Kurita Water Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 6,660	4,888	—	4,888
Kusuri No Aoki Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (31,794)	(4,009)	—	(4,009)
Kyocera Group(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 25,294	(10,390)	—	(10,390)
Kyowa Exeo Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (4,384)	(3,345)	—	(3,345)
Kyowa Kirin Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (16,386)	(4,908)	—	(4,908)
Kyushu Electric Power Co., Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 16,438	9,575	—	9,575
Kyushu Railway Co.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (17,600)	4,462	—	4,462
L Brands, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	141	8,952	—	8,952
L3Harris Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	211	16,778	—	16,778
La Francaise Des Jeux Seum(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (42)	(354)	—	(354)
Laboratory Corp. of America Holdings(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	72	4,237	—	4,237
Lam Research Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	80	7,558	—	7,558
Lamb Weston Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(245)	11,668	—	11,668
Lancaster Colony Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(61)	1,963	—	1,963
Landstar System, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	224	3,059	—	3,059
A118

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Las Vegas Sands Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(193)	$4,226	$—	$4,226
Lasertec Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (33,342)	(57,511)	—	(57,511)
Lawson, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (17,812)	(1,228)	—	(1,228)
Lear Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	54	745	—	745
Leggett & Platt, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(179)	5,255	—	5,255
Legrand SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (143)	(8,862)	—	(8,862)
Leidos Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	(7)	226	—	226
LendingTree, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(836)	60,968	—	60,968
Lendlease Group(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (38)	1,468	—	1,468
Lennar Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	204	29,504	—	29,504
Lennox International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	14	1,105	—	1,105
LHC Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(123)	(5,673)	—	(5,673)
Liberty Broadband Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(523)	2,551	—	2,551
Liberty Global PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	20	978	—	978
Liberty Media Corp.-Liberty Siriusxm(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	62	(726)	—	(726)
Ligand Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(103)	(691)	—	(691)
Lincoln Electric Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	57	1,988	—	1,988
Lincoln National Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	28	533	—	533
Linde PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(49)	(1,612)	—	(1,612)
Lion Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (11,460)	4,007	—	4,007
Lions Gate Entertainment Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	198	(20,856)	—	(20,856)
Lithia Motors, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	127	5,248	—	5,248
Littelfuse, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(24)	(23)	—	(23)
Livanova PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(121)	5,645	—	5,645
Live Nation Entertainment, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(531)	12,954	—	12,954
LiveRamp Holdings Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(68)	(737)	—	(737)
Lixil Group Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 2,153	259	—	259
LKQ Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	180	(1,728)	—	(1,728)
A119

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Lloyds Banking Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (56)	$(2,933)	$—	$(2,933)
Lockheed Martin Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	198	10,209	—	10,209
L’Oreal SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (271)	(12,879)	—	(12,879)
Louisiana-Pacific Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	100	8,978	—	8,978
Lowes Cos, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(212)	(8,297)	—	(8,297)
Lowe’s Cos., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	39	5,685	—	5,685
LPL Financial Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	83	2,702	—	2,702
lululemon athletica, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(138)	1,921	—	1,921
Lumen Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	68	(2,451)	—	(2,451)
Lumentum Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	98	5,924	—	5,924
LVMH Moet Hennessy Louis Vuitton SE(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (226)	(10,513)	—	(10,513)
Lyft, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(599)	(6,925)	—	(6,925)
LyondellBasell Industries N.V.(Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	158	(4,011)	—	(4,011)
M&G PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 437	13,386	—	13,386
M&T Bank Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	88	(816)	—	(816)
M3, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY (15,724)	(2,159)	—	(2,159)
Mabuchi Motor Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 25,762	(11,884)	—	(11,884)
Macquarie Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (179)	(1,052)	—	(1,052)
Macquarie Infrastructure Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	108	3,939	—	3,939
Madison Square Garden Co. (The)(Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(592)	51,795	—	51,795
Madison Square Garden Entertainment Corp. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(183)	40,166	—	40,166
Magellan Financial Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (131)	(3,704)	—	(3,704)
Makita Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (953)	(56)	—	(56)
Man Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 84	4,025	—	4,025
Man Wah Holdings Ltd.(M)	1 Day HONIX -100 bps(M)	Goldman Sachs International	4/13/21	HKD (1,117)	(8,751)	—	(8,751)
Manhattan Associates, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	48	(428)	—	(428)
Mani, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (12,630)	(14,451)	—	(14,451)
Manpowergroup, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	351	(479)	—	(479)
A120

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Mapfre SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 332	$30,946	$—	$30,946
Marathon Oil Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	118	(5,063)	—	(5,063)
Marathon Petroleum Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(495)	17,941	—	17,941
Markel Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(234)	(5,750)	—	(5,750)
MarketAxess Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(236)	10,412	—	10,412
Marks & Spencer Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 408	(10,939)	—	(10,939)
Marriott International, Inc. (Class)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(118)	(889)	—	(889)
Marriott Vacations Worldwide Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	160	(10,114)	—	(10,114)
Marsh & Mclennan Cos., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(254)	(9,533)	—	(9,533)
Martin Marietta Materials, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(221)	(2,005)	—	(2,005)
Marubeni Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 20,558	13,848	—	13,848
Marui Group Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (37,424)	7,332	—	7,332
Marvell Technology Group Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(37)	(2,056)	—	(2,056)
Masco Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	202	15,783	—	15,783
Masimo Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(15)	(140)	—	(140)
MasTec, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	19	806	—	806
Mastercard, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(123)	3,905	—	3,905
Match Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	210	(18,894)	—	(18,894)
Matsumotokiyoshi Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (15,140)	2,079	—	2,079
Mattel, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	28	(536)	—	(536)
Maximus, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	177	8,944	—	8,944
Mazda Motor Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 12,753	(2,084)	—	(2,084)
McCormick & Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(306)	(14,226)	—	(14,226)
McDonald’s Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	104	4,477	—	4,477
McGraw-Hill(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(169)	(5,310)	—	(5,310)
McKesson Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	139	11,657	—	11,657
MDU Resources Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	591	25,527	—	25,527
Mebuki Financial Group, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 14,151	3,028	—	3,028
A121

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Medallia, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(166)	$3,955	$—	$3,955
Medibank Private Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (443)	3,967	—	3,967
Medipal Holdings Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 37,376	(8,130)	—	(8,130)
Medpace Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	243	13,354	—	13,354
Medtronic PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	210	2,234	—	2,234
Meggitt PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (26)	(354)	—	(354)
Meiji Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (2,136)	(242)	—	(242)
Melco International Development Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/13/21	HKD 766	(3,936)	—	(3,936)
Melrose Industries PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 48	(5,378)	—	(5,378)
Mercadolibre, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(97)	(1,807)	—	(1,807)
Mercari, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (48,675)	15,889	—	15,889
Merck & Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	143	7,019	—	7,019
Mercury General Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	117	(2,569)	—	(2,569)
Mercury Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(99)	(11,391)	—	(11,391)
MetLife, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	123	859	—	859
Mettler-Toledo International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	177	17,862	—	17,862
MGM Resorts International(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(148)	(1,288)	—	(1,288)
Michelin Group(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 151	3,011	—	3,011
Microchip Technology, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	2	166	—	166
Micron Technology, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	396	(2,968)	—	(2,968)
Microsoft Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	81	691	—	691
Middleby Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	10	(32)	—	(32)
Miller Herman, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	293	(2,282)	—	(2,282)
MinebeaMitsumi, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 4,336	2,203	—	2,203
Mineral Resources Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 187	(1,157)	—	(1,157)
Minerals Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	222	(5,290)	—	(5,290)
MISUMI Group, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (16,485)	(6)	—	(6)
Mitsubishi Chemical Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 2,135	(266)	—	(266)
A122

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Mitsubishi Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 25,566	$2,419	$—	$2,419
Mitsubishi Electric Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 39,956	7,737	—	7,737
Mitsubishi Gas Chemical Co., Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 35,941	26,179	—	26,179
Mitsubishi Heavy Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 3,823	380	—	380
Mitsubishi Logistics, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 33,201	(377)	—	(377)
Mitsubishi Materials Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (5,265)	(2,520)	—	(2,520)
Mitsubishi Motors Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (61,004)	29,003	—	29,003
Mitsubishi UFJ Financial Group, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 3,373	365	—	365
Mitsubishi UFJ Lease & Finance Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 25,611	9,387	—	9,387
Mitsui & Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 15,680	(276)	—	(276)
Mitsui Chemicals, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 45,250	(8,213)	—	(8,213)
Mitsui OSK Lines Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 17,575	1,782	—	1,782
Mitsui Trust Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 10,787	1,668	—	1,668
Miura Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (17,489)	(10,383)	—	(10,383)
Mizuho Financial Group, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 18,766	2,203	—	2,203
MKS Instruments, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	225	31,592	—	31,592
Moderna, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	220	2,978	—	2,978
Mohawk Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	233	10,985	—	10,985
Molina Healthcare, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	328	21,458	—	21,458
Molson Coors Brewing Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	309	31,657	—	31,657
Mondelez International, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(147)	(6,130)	—	(6,130)
Mondi PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 175	7,212	—	7,212
Moneysupermarket.com Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 20	(2,454)	—	(2,454)
MongoDB, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(141)	16,241	—	16,241
Monolithic Power Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	47	2,088	—	2,088
Monotaro Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (42,785)	(10,263)	—	(10,263)
Monster Beverage Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	72	2,168	—	2,168
Moody’s Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(185)	(5,336)	—	(5,336)
A123

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Morgan Stanley Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	143	$(4,711)	$—	$(4,711)
Morningstar, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	69	(4,905)	—	(4,905)
Mosaic Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	284	7,219	—	7,219
Motorola Solutions, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(222)	(14,837)	—	(14,837)
MS&AD Insurance Group Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 28,970	8,542	—	8,542
MSA Safety, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(174)	11,392	—	11,392
MSC Industrial Direct Co., Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	108	5,498	—	5,498
MSCI Australia Net Return Index(T)	–	Goldman Sachs International	4/13/21	AUD (1,260)	(5,556)	—	(5,556)
MSCI Emerging Markets ex China Index(Q)	3 Month LIBOR + 52bps(Q)	BNP Paribas S.A.	1/11/22	711	(9,533)	—	(9,533)
MSCI Italy Net Return Index(T)	–	Goldman Sachs International	4/13/21	EUR 127	5,551	—	5,551
MSCI Netherland Net Return Index(T)	0–	Goldman Sachs International	4/13/21	EUR 3,521	335,162	—	335,162
MSCI Spain Net Return Index(T)	–	Goldman Sachs International	4/13/21	EUR (5,545)	(74,161)	—	(74,161)
MSCI Sweden Net Return Index(T)	–	Goldman Sachs International	4/13/21	SEK 3,028	18,191	—	18,191
MSCI Switzerland Net Return CFD Index(T)	0–	Goldman Sachs International	4/13/21	CHF 592	18,944	—	18,944
MSCI, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(239)	(2,681)	—	(2,681)
MTR Corp., Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/13/21	HKD (1,838)	20,647	—	20,647
Murata Manufacturing Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (10,782)	359	—	359
Murphy Oil Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(62)	977	—	977
Murphy USA, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	265	37,789	—	37,789
My Travel Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (124)	(644)	—	(644)
Nabtesco Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (3,189)	(3,326)	—	(3,326)
Nagoya Railroad Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (19,530)	9,533	—	9,533
Nankai Electric Railway Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (10,273)	2,478	—	2,478
Nasdaq, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(144)	(1,215)	—	(1,215)
National Australia Bank Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (245)	3,172	—	3,172
National Fuel Gas Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(112)	(4,987)	—	(4,987)
National Grid PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (73)	(3,484)	—	(3,484)
National Instruments Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(56)	(1,304)	—	(1,304)
A124

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
National Oilwell Varco, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(322)	$40,365	$—	$40,365
Naturgy Energy Group SA(M)	1 Day EONIA -69.5047 bps(M)	Goldman Sachs International	4/13/21	EUR (201)	(1,519)	—	(1,519)
Navient Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	166	17,817	—	17,817
NCR Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	(31)	(180)	—	(180)
NEC Networks & System Integration Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 10,503	6,074	—	6,074
Nektar Therapeutics(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(346)	25,309	—	25,309
Neogen Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(27)	(1,944)	—	(1,944)
NET One Systems Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (9,809)	(5,033)	—	(5,033)
NetApp, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	27	3,313	—	3,313
Netflix, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(272)	(7,987)	—	(7,987)
NetScout Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	23	(356)	—	(356)
Neurocrine Biosciences, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	2	8	—	8
New Jersey Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(516)	435	—	435
New Relic, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(126)	(9,897)	—	(9,897)
New World Development Co., Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/13/21	HKD 921	2,251	—	2,251
New York Times Co. (The)(Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(172)	(2,276)	—	(2,276)
Newcrest Mining Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 101	3,143	—	3,143
Newell Brands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(310)	(23,153)	—	(23,153)
NewMarket Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	97	(2,955)	—	(2,955)
Newmont Mining Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	35	1,833	—	1,833
News Corp. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(48)	(1,026)	—	(1,026)
Nexon Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY (1,073)	(57)	—	(57)
Nexstar Media Group, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	163	(8,471)	—	(8,471)
Next PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP (15)	280	—	280
NEXTDC Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (111)	(1,790)	—	(1,790)
NGK Insulators Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 11,383	640	—	640
NGK Spark Plug Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 29,549	(641)	—	(641)
NH Foods Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 27,216	(5,762)	—	(5,762)
A125

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Nichirei Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (1,178)	$247	$—	$247
Nidec Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (34,813)	(28,456)	—	(28,456)
Nielsen Holdings PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(128)	3,200	—	3,200
NIFCO, Inc. (Japan)(Class A)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (11,486)	(2,984)	—	(2,984)
Nihon Kohden Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 8,046	747	—	747
Nihon M&A Center, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (29,971)	(17,380)	—	(17,380)
Nihon Unisys Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 10,125	11,435	—	11,435
Nike, Inc. (Class B)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	73	(1,640)	—	(1,640)
Nikon Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (25,485)	(33,847)	—	(33,847)
Nintendo Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 17,649	11,170	—	11,170
Nippo Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 20,211	537	—	537
Nippon Express Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 31,391	9,676	—	9,676
Nippon Paint Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (34,269)	6,234	—	6,234
Nippon Shinyaku Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (23,164)	(15,583)	—	(15,583)
Nippon Steel Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (549)	(301)	—	(301)
Nippon Telegraph & Telephone Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 81,301	23,985	—	23,985
Nippon Yusen KK(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 39,251	65,213	—	65,213
Nisource, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(525)	(49,585)	—	(49,585)
Nissan Chemical Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (18,531)	(5,480)	—	(5,480)
Nissan Motor Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (35,412)	(2,569)	—	(2,569)
Nisshin Seifun Group, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (7,959)	811	—	811
Nissin Foods Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (20,644)	(8,176)	—	(8,176)
Nitori Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (17,480)	(16,755)	—	(16,755)
Nitto Denko Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 16,211	9,409	—	9,409
NOF Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (8,534)	(1,938)	—	(1,938)
Nomura Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 53,244	(51,306)	—	(51,306)
Nomura Research Institute Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (9,624)	(3,496)	—	(3,496)
Nordson Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(84)	(218)	—	(218)
A126

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Nordstrom, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(586)	$(372)	$—	$(372)
Norfolk Southern Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(77)	(1,209)	—	(1,209)
Northern Star Resources Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (122)	(405)	—	(405)
Northern Trust Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	20	1,231	—	1,231
Northrop Grumman Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	170	8,887	—	8,887
Northwestern Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(169)	(13,187)	—	(13,187)
NortonLifeLock, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	113	(1,413)	—	(1,413)
Norwegian Cruise Line Holdings Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(445)	20,079	—	20,079
Novocure Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(133)	(1,417)	—	(1,417)
NRG Energy, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	240	(12,891)	—	(12,891)
NS Solutions Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 11,534	1,587	—	1,587
NSK Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 1,164	(160)	—	(160)
NTT Data Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 10,567	(462)	—	(462)
Nu Skin Enterprises, Inc. (ClassA)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	670	14,464	—	14,464
Nuance Communications, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	10	315	—	315
Nucor Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	37	8,511	—	8,511
Nutanix, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(149)	1,276	—	1,276
NuVasive, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	23	1,495	—	1,495
nVent Electric PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	40	(1,336)	—	(1,336)
NVIDIA Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(49)	(2,862)	—	(2,862)
NVR, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(52)	(97)	—	(97)
NWS Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/13/21	HKD 385	(2,449)	—	(2,449)
NXP Semiconductors NV(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	31	3,009	—	3,009
Obayashi Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 41,549	11,558	—	11,558
Obic Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (12,948)	(12,203)	—	(12,203)
Ocado Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (103)	3,176	—	3,176
Occidental Petroleum Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(531)	31,769	—	31,769
Odakyu Electric Railway Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (53,501)	19,570	—	19,570
A127

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
OGE Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(283)	$(5,081)	$—	$(5,081)
O-I Glass, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	165	25,293	—	25,293
Oil Search Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (466)	24,519	—	24,519
Oji Holdings Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 20,184	6,002	—	6,002
Okta, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(188)	(1,590)	—	(1,590)
Old Dominion Freight Line, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	3	—	—	—
Old Republic International Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	219	6,727	—	6,727
OLIN Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(68)	(12,546)	—	(12,546)
Ollie’S Bargain Outlet Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(214)	17,228	—	17,228
Olympus Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (21,649)	10,252	—	10,252
Omnicom Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	175	(2,883)	—	(2,883)
Omron Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (1,780)	396	—	396
ON Semiconductor Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	75	5,055	—	5,055
ONE Gas, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(261)	(12,542)	—	(12,542)
OneMain Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	21	275	—	275
ONEOK, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(300)	(12,310)	—	(12,310)
Ono Pharmaceutical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (6,814)	(1,783)	—	(1,783)
Oracle Corp. (Japan)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (10,183)	3,904	—	3,904
Oracle Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	264	(6,737)	—	(6,737)
Orange SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 328	18,767	—	18,767
O’Reilly Automotive, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	(1)	—	—	—
Orica Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (51)	(1,859)	—	(1,859)
Oriental Land Co., Ltd. (Japan)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (60,399)	18,455	—	18,455
Origin Energy Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 62	409	—	409
Orix Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 30,434	194	—	194
ORPEA SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (254)	9,084	—	9,084
Osaka Gas Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 66,162	48,184	—	48,184
Oshkosh Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	234	13,051	—	13,051
A128

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Otis Worldwide Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(68)	$(3,664)	$—	$(3,664)
Otsuka Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 3,399	2,092	—	2,092
Otsuka Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 24,284	5,765	—	5,765
Owens Corning, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	354	37,508	—	37,508
OZ Minerals Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (212)	(7,404)	—	(7,404)
Paccar, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	158	(3,288)	—	(3,288)
Packaging Corp. of America(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	281	(8,575)	—	(8,575)
PacWest Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(256)	1,744	—	1,744
PagerDuty, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(185)	(13,451)	—	(13,451)
Palo Alto Networks, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	8	(36)	—	(36)
Paltac Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 16,400	(1,143)	—	(1,143)
Pan Pacific International Holdings Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (54,025)	(5,362)	—	(5,362)
Panasonic Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 19,811	12,211	—	12,211
Papa John’s International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	237	12,169	—	12,169
Park24 Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (62,981)	49,742	—	49,742
Parker-Hannifin Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	224	14,792	—	14,792
Patterson Cos., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(61)	(983)	—	(983)
Paychex, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	88	3,224	—	3,224
Paycom Software, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(28)	(286)	—	(286)
Paylocity Holding Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(20)	(243)	—	(243)
PayPal Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(122)	(543)	—	(543)
Pearson PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (62)	1,654	—	1,654
Pegasystems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(30)	1,162	—	1,162
Peloton Interactive, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	150	(1,351)	—	(1,351)
Penn National Gaming, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(62)	3,820	—	3,820
Pennon Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (210)	(6,016)	—	(6,016)
Penske Automotive Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	318	2,176	—	2,176
Pentair PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	106	5,896	—	5,896
A129

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Penumbra, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(226)	$1,741	$—	$1,741
PepsiCo., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	107	5,600	—	5,600
Peptidream, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (42,937)	(15,859)	—	(15,859)
PerkinElmer, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	466	8,363	—	8,363
Pernod Ricard SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (542)	(9,693)	—	(9,693)
Perrigo Co. PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	42	(950)	—	(950)
Persimmon PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 36	408	—	408
Persol Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 432	55	—	55
Pfizer, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	151	6,622	—	6,622
Philip Morris International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(190)	(5,069)	—	(5,069)
Phillips 66(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(282)	12,746	—	12,746
Pigeon Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (68,370)	(16,846)	—	(16,846)
Pilgrim’s Pride Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	67	(1,752)	—	(1,752)
Pinnacle Financial Partners, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(69)	199	—	199
Pinnacle West Capital Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	63	3,050	—	3,050
Pinterest, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(144)	(13,152)	—	(13,152)
Planet Fitness, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(206)	10,505	—	10,505
Platform Specialty Products Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(48)	4,592	—	4,592
Pluralsight, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(174)	(1,560)	—	(1,560)
PNC Financial Services Group, Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(30)	(213)	—	(213)
Pola Orbis Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY (1,863)	(81)	—	(81)
Polaris Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	281	(665)	—	(665)
Pool Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(162)	(3,305)	—	(3,305)
Popular, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	225	474	—	474
Post Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(258)	(9,922)	—	(9,922)
Power Assets Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/13/21	HKD 245	1,012	—	1,012
PPD,Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(187)	(8,158)	—	(8,158)
PPG Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(23)	(658)	—	(658)
A130

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
PPL Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	7	$38	$—	$38
Premier, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(111)	(1,062)	—	(1,062)
Prestige Brands Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	11	(446)	—	(446)
Primerica, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(388)	(1,926)	—	(1,926)
Principal Financial Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(98)	(294)	—	(294)
Procter & Gamble Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	145	10,610	—	10,610
Prog Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	61	(1,780)	—	(1,780)
Progressive Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(52)	(2,886)	—	(2,886)
Proofpoint, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(55)	1,616	—	1,616
Prosperity Bancshares, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	5	(80)	—	(80)
PTC, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	14	1,111	—	1,111
Public Service Enterprise Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(38)	(1,532)	—	(1,532)
Publicis Groupe SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 292	11,347	—	11,347
PulteGroup, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	227	25,382	—	25,382
Pure Storage, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(587)	(6,021)	—	(6,021)
PVH Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	291	6,381	—	6,381
Qantas Airways Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 106	(562)	—	(562)
QBE Insurance Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (431)	4,222	—	4,222
Qorvo, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	228	15,036	—	15,036
QUALCOMM, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	178	4,104	—	4,104
Qualys, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	55	3,505	—	3,505
Quanta Services, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	134	7,629	—	7,629
Qube Holdings Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 234	(989)	—	(989)
Quest Diagnostics, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	181	11,831	—	11,831
Quidel Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	512	(75,368)	—	(75,368)
Quilter PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (124)	(15,294)	—	(15,294)
Qurate Retail, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	99	1,650	—	1,650
Qurate Retail, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	637	(41,571)	—	(41,571)
A131

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Rakuten, Inc., NPV(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (38,679)	$(56,119)	$—	$(56,119)
Ralph Lauren Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	74	459	—	459
Ramsay Health Care Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (268)	(11,858)	—	(11,858)
Raymond James Financial(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	130	7,408	—	7,408
Raytheon Technologies Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(63)	(1,760)	—	(1,760)
REA Group Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 32	1,626	—	1,626
Reata Pharmaceuticals, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(529)	65,669	—	65,669
Reckitt Benckiser Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (389)	(32,050)	—	(32,050)
Recruit Holdings, Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (43,375)	(41,164)	—	(41,164)
Red Electrica de Espana(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 88	6,541	—	6,541
Regal Beloit Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	315	8,612	—	8,612
Regeneron Pharmaceuticals, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	217	1,065	—	1,065
Regions Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	61	(1,003)	—	(1,003)
Reinsurance Group of America, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	40	(254)	—	(254)
Reliance Steel & Aluminum Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	111	5,497	—	5,497
RELX PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (269)	(15,759)	—	(15,759)
Remy Cointreau SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (307)	6,599	—	6,599
RenaissanceRe Holdings Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(36)	143	—	143
Renesas Electronics Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 1,517	576	—	576
Renishaw PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (77)	(9,165)	—	(9,165)
Rentokil Initial(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (243)	(8,883)	—	(8,883)
Repligen Corp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(166)	(3,446)	—	(3,446)
Repsol SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 435	(5,981)	—	(5,981)
Republic Services, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(65)	(3,095)	—	(3,095)
ResMed(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	58	3,740	—	3,740
Resona Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 15,435	2,969	—	2,969
Rexel SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 233	27,165	—	27,165
Reynolds Consumer Products, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	44	782	—	782
A132

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
RH(M)	1 Day USOIS -35 bps(M)	Goldman Sachs International	4/13/21	(130)	$(39,176)	$—	$(39,176)
Ricoh, Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 18,221	(1,454)	—	(1,454)
Rightmove PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 60	88	—	88
RingCentral, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(73)	4,143	—	4,143
Rinnai Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (5,855)	(3,436)	—	(3,436)
Rio Tinto PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 183	367	—	367
RLI Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(249)	(753)	—	(753)
Robert Half International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	314	4,909	—	4,909
Rockwell Automation, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	7	160	—	160
Rohm Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 13,234	9,651	—	9,651
Rohto Pharmaceutical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 16,591	523	—	523
Roku, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(301)	18,866	—	18,866
Rollins, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(183)	(6,843)	—	(6,843)
Rolls-Royce Holdings PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (241)	23,216	—	23,216
Roper Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(406)	(12,422)	—	(12,422)
Ross Store, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(141)	4,678	—	4,678
Rotork PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 6	(414)	—	(414)
Royal Bank of Scotland Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (73)	(5,513)	—	(5,513)
Royal Caribbean Cruises Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(419)	13,535	—	13,535
Royal Dutch Shell PLC (Class A)(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 86	(3,478)	—	(3,478)
Royal Gold, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(335)	(5,555)	—	(5,555)
Royal Mail PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 487	45,733	—	45,733
RPM International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	48	3,356	—	3,356
RSA Insurance Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (67)	(452)	—	(452)
Rubis SCA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 446	(3,890)	—	(3,890)
Ryder System, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	156	2,537	—	2,537
Ryohin Keikaku Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (40,057)	5,575	—	5,575
Sabre Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(389)	26,595	—	26,595
A133

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Safran SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (410)	$22,866	$—	$22,866
Sage Group PLC (The)(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 45	1,145	—	1,145
Sage Therapeutics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(124)	4,610	—	4,610
SailPoint Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(42)	1,354	—	1,354
Salesforce.com, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	57	91	—	91
Sanderson Farms, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(68)	2,533	—	2,533
Sands China Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/13/21	HKD (324)	(576)	—	(576)
Sankyu, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 34,063	2,823	—	2,823
Sanofi SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 130	9,372	—	9,372
Santander Consumer USA, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	216	11,560	—	11,560
Santen Pharmaceutical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (4,947)	(2,582)	—	(2,582)
Santos Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 82	(939)	—	(939)
Sartorius Stedim Biotech(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (199)	(8,510)	—	(8,510)
Schlumberger Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(347)	20,120	—	20,120
Schneider Electric SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (200)	(8,773)	—	(8,773)
Schneider National, Inc. (Class B)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	363	(8,221)	—	(8,221)
Schroders PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (5)	(285)	—	(285)
Science Applications International Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	249	(15,476)	—	(15,476)
SCOR SE(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 7	(165)	—	(165)
Scotts Miracle-Gro Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(61)	(7,147)	—	(7,147)
SCSK Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 4,547	913	—	913
Seagate Technology PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	48	1,080	—	1,080
Seagen, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(7)	(52)	—	(52)
Sealed Air Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(79)	(69)	—	(69)
SEB SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (120)	(10,139)	—	(10,139)
Secom Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (7,434)	(888)	—	(888)
SEEK Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (162)	(10,475)	—	(10,475)
Sega Sammy Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 1,750	(8)	—	(8)
A134

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
SEI Investments Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(31)	$(877)	$—	$(877)
Seibu Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (40,325)	26,345	—	26,345
Seiko Epson Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 18,341	(1,772)	—	(1,772)
Seino Transportation Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 24,484	(7,612)	—	(7,612)
Sekisui Chemical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 2,508	652	—	652
Sekisui House Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 21,974	12,393	—	12,393
Selective Insurance Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(103)	2,012	—	2,012
Sempra Energy(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(371)	(30,852)	—	(30,852)
Semtech Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(33)	(421)	—	(421)
Sensata Technologies Holding PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	4	—	—	—
Sensient Technologies Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	33	175	—	175
Seria Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (13,891)	(11,854)	—	(11,854)
Service Corp. International(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(2)	(371)	—	(371)
ServiceNow, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	(16)	(393)	—	(393)
SES SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 84	(1,339)	—	(1,339)
Seven & I Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 24,437	1,255	—	1,255
Seven Bank Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (7,391)	(214)	—	(214)
Seven Group Holdings Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (210)	(8,537)	—	(8,537)
Severn Trent PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (32)	(1,374)	—	(1,374)
SG Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (13,826)	(4,555)	—	(4,555)
Sharp Corp. (Japan)(M)	1 Day TONAT -46.3742 bps(M)	Goldman Sachs International	4/13/21	JPY (37,072)	298	—	298
Sherwin-Williams Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(163)	(5,817)	—	(5,817)
Shimadzu Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (12,093)	(3,769)	—	(3,769)
Shimamura Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 33,659	54,417	—	54,417
Shimano, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (10,013)	(5,190)	—	(5,190)
Shimizu Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 29,656	8,856	—	8,856
Shin-Etsu Chemical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (10,533)	(6,820)	—	(6,820)
Shinsei Bank Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 11,674	(6)	—	(6)
A135

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Shionogi, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (1,148)	$(515)	$—	$(515)
Shiseido Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (68,409)	46,288	—	46,288
Shizuoka Bank Ltd. (The)(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 1,566	176	—	176
SHO-BOND Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (26,081)	(6,358)	—	(6,358)
Showa Denko KK(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (51,376)	(18,816)	—	(18,816)
Signature Bank(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(141)	(2,044)	—	(2,044)
Silgan Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	260	(2,081)	—	(2,081)
Silicon Laboratories, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(104)	2,259	—	2,259
Simpson Manufacturing Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	172	(359)	—	(359)
Sinclair Broadcast Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(370)	(5,368)	—	(5,368)
Sino Land Co., Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/13/21	HKD 483	(2,717)	—	(2,717)
Sirius XM Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(318)	14,437	—	14,437
SITC International Holdings Co., Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/13/21	HKD (770)	(20,760)	—	(20,760)
SJM Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/13/21	HKD 715	(84)	—	(84)
Skechers USA, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	255	25,255	—	25,255
Skyworks Solutions, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	252	13,708	—	13,708
Smartsheet, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(140)	744	—	744
SMC Corp. (Japan)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (24,588)	(11,393)	—	(11,393)
Smith & Nephew PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 48	149	—	149
Smiths Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (201)	983	—	983
Snap, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(282)	10,283	—	10,283
Snap-on, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	272	16,539	—	16,539
Societe Bic SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 124	81	—	81
Société Générale SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 72	1,920	—	1,920
Sodexo SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 51	(2,654)	—	(2,654)
SoftBank Group Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (18,504)	(8,557)	—	(8,557)
SoftBank Group(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (62,966)	30,186	—	30,186
Sohgo Security Services Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 1,584	(16)	—	(16)
A136

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Soitec(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (141)	$(9,630)	$—	$(9,630)
Sojitz Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 39,328	11,334	—	11,334
SolarEdge Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(146)	(4,458)	—	(4,458)
SolarWinds, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	143	6,633	—	6,633
Sompo Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 40,184	15,930	—	15,930
Sonic Healthcare Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (52)	(5,772)	—	(5,772)
Sonoco Products Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	206	2,731	—	2,731
SONY Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (11,891)	(8,788)	—	(8,788)
Sotetsu Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (7,702)	4,184	—	4,184
South32 Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 122	(725)	—	(725)
Southern Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(227)	(10,510)	—	(10,510)
Southwest Airlines Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(196)	(6,083)	—	(6,083)
Southwest Gas Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	410	103	—	103
Spark Infrastructure Group(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (55)	(2,358)	—	(2,358)
Spectris PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 89	7,137	—	7,137
Spectrum Brands Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	326	5,823	—	5,823
Spirax-Sarco Engineering PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (136)	(4,712)	—	(4,712)
Spire, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(500)	(17,408)	—	(17,408)
Spirit Aerosystems Holdings, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(400)	(7,576)	—	(7,576)
Splunk, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(227)	(305)	—	(305)
Sprouts Farmers Market, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	258	35,393	—	35,393
Square Enix Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 8,089	(161)	—	(161)
Square, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(186)	(3,607)	—	(3,607)
SS&C Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	192	9,161	—	9,161
SSE PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (27)	(363)	—	(363)
St. James’s Place PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (211)	(6,758)	—	(6,758)
STAAR Surgical Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(106)	(19,441)	—	(19,441)
Standard Chartered PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 20	101	—	101
A137

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Standard Life Aberdeen PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 135	$(1,846)	$—	$(1,846)
Stanley Black & Decker, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	80	4,684	—	4,684
Stanley Electric Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (3,753)	936	—	936
Starbucks Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(22)	(552)	—	(552)
State Street Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	221	6,270	—	6,270
Steel Dynamics, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	63	4,806	—	4,806
Stericycle, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(307)	1,134	—	1,134
Steris PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	132	8,462	—	8,462
Sterling Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(26)	282	—	282
Stifel Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	173	(1,502)	—	(1,502)
STMicroelectronics NV(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 36	3,493	—	3,493
Strategic Education, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	42	4,518	—	4,518
Stryker Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	98	2,920	—	2,920
Subaru Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 64,415	18,503	—	18,503
Suez SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (194)	(962)	—	(962)
Sugi Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (10,509)	(328)	—	(328)
SUMCO Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY 764	19	—	19
Sumitomo Bank Ltd. (The)(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 18,420	3,370	—	3,370
Sumitomo Chemical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 4,836	299	—	299
Sumitomo Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (3,991)	(942)	—	(942)
Sumitomo Dainippon Pharma Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 8,636	1,229	—	1,229
Sumitomo Electric Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 7,301	(680)	—	(680)
Sumitomo Forestry Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 12,949	10,918	—	10,918
Sumitomo Heavy Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 29,485	9,379	—	9,379
Sumitomo Metal Mining Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (11,911)	(7,125)	—	(7,125)
Sumitomo Rubber Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 43,152	26,046	—	26,046
Sun Hung Kai Properties Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/13/21	HKD 2,280	(1,867)	—	(1,867)
Suncorp Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (164)	7,555	—	7,555
A138

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Sundrug Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 2,085	$(382)	$—	$(382)
Sunrun, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(538)	(66,372)	—	(66,372)
Suntory Beverage & Food Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 56,210	6,817	—	6,817
Sushiro Global Holdings Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (9,981)	(7,371)	—	(7,371)
Suzuken Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 24,416	8,304	—	8,304
Suzuki Motor Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 6,349	2,348	—	2,348
SVB Financial Group(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(139)	2,726	—	2,726
Swire Pacific Ltd. (Class A)(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/13/21	HKD 939	7,939	—	7,939
Swire Properties Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/13/21	HKD (1,175)	1,876	—	1,876
Swiss Market Index Future(M)	–	Bank of America, N.A.	6/18/21	CHF 4,178	88,642	—	88,642
Swiss Market Index Future(M)	–	JPMorgan Chase Bank, N.A.	6/18/21	CHF 10,926	233,524	—	233,524
Switch, Inc. (Class A)(M)	1 Day USOIS -38.8 bps(M)	Goldman Sachs International	4/13/21	(178)	(23,299)	—	(23,299)
Sydney Airport Stapled(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (350)	(10,056)	—	(10,056)
Synaptics, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	157	1,271	—	1,271
Synchrony Financial(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	113	(56)	—	(56)
Syneos Health, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	180	7,691	—	7,691
SYNNEX Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	587	109,377	—	109,377
Synopsys, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	141	10,579	—	10,579
Synovus Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(7)	119	—	119
Sysco Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(415)	904	—	904
Sysmex Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (23,058)	(19,274)	—	(19,274)
T&D Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 69,054	5,986	—	5,986
T. Rowe Price Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	206	(4,145)	—	(4,145)
Tabcorp Holdings Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 424	2,881	—	2,881
Taiheiyo Cement Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 46,988	26,127	—	26,127
Taisei Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 17,842	11,498	—	11,498
Taisho Pharmaceutical Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 16,479	798	—	798
Taiyo Nippon Sanso Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (6,299)	(2,627)	—	(2,627)
A139

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Taiyo Yuden Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (17,359)	$(57)	$—	$(57)
Takara Bio, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (20,679)	(7,545)	—	(7,545)
Takeda Pharmaceutical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (5,134)	(1,660)	—	(1,660)
Take-Two Interactive Software, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	178	8,280	—	8,280
Tandem Diabetes Care, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(284)	4,006	—	4,006
Tapestry, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	209	(8,210)	—	(8,210)
Targa Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(315)	14,229	—	14,229
Target Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	429	43,695	—	43,695
Tate & Lyle PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 222	3,357	—	3,357
Taylor Morrison Home Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	134	9,460	—	9,460
Taylor Wimpey PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (216)	(2,582)	—	(2,582)
TDK Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 10,612	2,292	—	2,292
TE Connectivity Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	11	104	—	104
Techtronic Industries Co., Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/13/21	HKD (580)	(2,588)	—	(2,588)
Tegna, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	347	(7,538)	—	(7,538)
Teijin Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 41,508	(1,454)	—	(1,454)
Teladoc Health, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	(52)	(2,351)	—	(2,351)
Teledyne Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(26)	(2,024)	—	(2,024)
Telefónica SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR 50	(848)	—	(848)
Teleperformance SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (238)	(9,139)	—	(9,139)
Telephone & Data Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	157	9,393	—	9,393
Telstra Corp., Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (168)	(7,906)	—	(7,906)
Tempur Sealy International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(63)	1,208	—	1,208
Tenet Healthcare Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(85)	2,683	—	2,683
Teradata Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	131	(10,398)	—	(10,398)
Teradyne, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	230	15,976	—	15,976
Terex Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	79	1,063	—	1,063
Terminix Global Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(319)	(503)	—	(503)
A140

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Terumo Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (28,147)	$10,448	$—	$10,448
Tesco PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 33	161	—	161
Tesla, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(739)	(146)	—	(146)
Tetra Tech, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(4)	(196)	—	(196)
Texas Capital Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(191)	27,643	—	27,643
Texas Instruments, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	179	16,971	—	16,971
Texas Roadhouse, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	291	11,709	—	11,709
Textron, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	247	20,753	—	20,753
Thales SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (26)	(1,312)	—	(1,312)
Thermo Fisher Scientific, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	584	11,123	—	11,123
THK Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (13,181)	(12,890)	—	(12,890)
Thor Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	87	1,679	—	1,679
Timken Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	294	5,484	—	5,484
TIS, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 5,653	9,294	—	9,294
TJX Cos., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(104)	(205)	—	(205)
T-MOBILE US, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(541)	2,537	—	2,537
Tobu Railway Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (30,965)	14,908	—	14,908
TOHO Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (5,571)	(2,591)	—	(2,591)
TOHO Gas Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (29,491)	(13,114)	—	(13,114)
Tohoku Electric Power Co., Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 28,262	3,890	—	3,890
Tokio Marine Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 10,185	(4,999)	—	(4,999)
Tokyo Broadcasting System Television, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 27,350	(1,640)	—	(1,640)
Tokyo Century Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (15,456)	(3,221)	—	(3,221)
Tokyo Electric Power Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 25,084	(9,874)	—	(9,874)
Tokyo Electron Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (8,176)	(12,503)	—	(12,503)
Tokyo Gas Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 41,499	23,955	—	23,955
Tokyu Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (36,985)	8,842	—	8,842
Toll Brothers, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	100	1,516	—	1,516
A141

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
TopBuild Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(182)	$(14,052)	$—	$(14,052)
Toppan Printing Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 47,727	17,554	—	17,554
Toray Industries, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 10,810	(232)	—	(232)
Toro Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	22	762	—	762
Toshiba Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (14,333)	(4,227)	—	(4,227)
Tosoh Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 52,464	(2,024)	—	(2,024)
Total SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 89	(608)	—	(608)
Toto Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (48,035)	(24,665)	—	(24,665)
Toyo Suisan Kaisha Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 18,100	1,777	—	1,777
Toyoda Gosei Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 26,636	1,700	—	1,700
Toyota Boshoku Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 29,563	10,276	—	10,276
Toyota Industries Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (25,515)	(3,536)	—	(3,536)
Toyota Motor Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (25,386)	(16,592)	—	(16,592)
Toyota Tsusho Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 44,394	3,786	—	3,786
Tractor Supply Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(10)	(989)	—	(989)
Trade Desk, Inc. (The)(Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(52)	3,215	—	3,215
Tradeweb Markets, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(127)	(1,003)	—	(1,003)
Trane Technologies PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	38	1,194	—	1,194
TransDigm Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(171)	703	—	703
TransUnion(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(230)	(2,919)	—	(2,919)
Transurban Group(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (571)	(22,557)	—	(22,557)
Travel + Leisure Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	53	502	—	502
Travelers Companies, Inc. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	206	(4,593)	—	(4,593)
Travis Perkins PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 14	(27)	—	(27)
Treasury Wine Estates(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 151	(5,177)	—	(5,177)
TreeHouse Foods, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	34	(619)	—	(619)
Trend Micro, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (2,092)	(1,195)	—	(1,195)
Trex Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(607)	6,353	—	6,353
A142

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Tri Pointe Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	369	$7,067	$—	$7,067
Trimble, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	17	1,773	—	1,773
Trinity Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(155)	1,557	—	1,557
TripAdvisor, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(104)	(3,547)	—	(3,547)
Truist Financial Corp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(38)	(45)	—	(45)
Tsuruha Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (9,982)	(221)	—	(221)
Twilio, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(219)	10,114	—	10,114
Twitter, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	61	187	—	187
Tyler Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	87	4,554	—	4,554
Tyson Foods, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	250	5,335	—	5,335
Uber Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(628)	4,809	—	4,809
Ubiquiti, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(89)	9,632	—	9,632
Ubisoft Entertainment SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (169)	5,436	—	5,436
UGI Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	373	9,893	—	9,893
Ulta Beauty, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(184)	16,255	—	16,255
UMB Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(12)	114	—	114
Umpqua Holdings Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(315)	6,990	—	6,990
Under Armer, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(402)	3,739	—	3,739
Unicharm Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (54,245)	(6,665)	—	(6,665)
Unilever PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 102	5,292	—	5,292
Union Pacific Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(92)	(2,339)	—	(2,339)
United Airlines Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(277)	(20,037)	—	(20,037)
United Bankshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(47)	513	—	513
United Parcel Service, Inc. (Class B)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(29)	(1,598)	—	(1,598)
United Rentals, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	226	26,090	—	26,090
United States Steel Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(49)	(10,617)	—	(10,617)
United Therapeutics Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	530	25,122	—	25,122
United Utilities Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (165)	(7,662)	—	(7,662)
A143

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
UnitedHealth Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(66)	$(1,990)	$—	$(1,990)
Univar, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(153)	(9,926)	—	(9,926)
Universal Display Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(114)	(11,090)	—	(11,090)
Universal Health Services, Inc. (Class B)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	302	4,301	—	4,301
Unum Group(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	449	(8,549)	—	(8,549)
Urban Outfitter, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	61	(49)	—	(49)
US Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(75)	(2,205)	—	(2,205)
US Foods Holding Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(103)	1,376	—	1,376
USS Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (14,099)	(11,625)	—	(11,625)
Vail Resorts, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	31	335	—	335
Valeo SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (27)	2,216	—	2,216
Valero Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(114)	7,435	—	7,435
Valley National Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(20)	19	—	19
Valmont Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(61)	(43)	—	(43)
Valvoline, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	105	852	—	852
Veeva Systems, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	312	12,863	—	12,863
VeriSign, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(37)	(850)	—	(850)
Verisk Analytics, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(243)	(3,254)	—	(3,254)
Verizon Communications, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	178	6,176	—	6,176
Vertex Pharmaceuticals, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	114	453	—	453
Vertiv Holdings Co. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	16	(164)	—	(164)
VF Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(137)	(632)	—	(632)
ViacomCBS, Inc. (Class B)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(103)	46,112	—	46,112
ViaSat, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(260)	24,962	—	24,962
Viatris, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	133	575	—	575
Vinci SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (412)	10,327	—	10,327
Virgin Galactic Holdings, Inc. (Class A)(M)	1 Day USOIS -58.3 bps(M)	Goldman Sachs International	4/13/21	(289)	(4,289)	—	(4,289)
Virtu Financial, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	133	14,184	—	14,184
A144

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Visa, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(71)	$1,529	$—	$1,529
Vishay Intertechnology, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	103	(224)	—	(224)
Visteon Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(349)	(45)	—	(45)
Vistra Energy Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	14	(378)	—	(378)
Vitasoy International Holdings Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/13/21	HKD (1,271)	9,130	—	9,130
Vivendi SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	4/13/21	EUR 147	2,069	—	2,069
VMware, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	118	4,947	—	4,947
Vodafone Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 294	13,001	—	13,001
Voya Financial, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(55)	(112)	—	(112)
Vulcan Materials Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(300)	(1,662)	—	(1,662)
W. R. Berkley Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(210)	(3,303)	—	(3,303)
W.W. Grainger, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(84)	(2,708)	—	(2,708)
Walgreens Boots Alliance, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	16	546	—	546
Wal-Mart Stores, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(22)	(1,331)	—	(1,331)
Walt Disney Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(196)	8,942	—	8,942
Washington H. Soul Pattinson & Co., Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 15	247	—	247
Waste Connections, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(378)	(17,854)	—	(17,854)
Waste Management, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(114)	(4,683)	—	(4,683)
Water Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	135	5,688	—	5,688
Watsco, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	86	4,690	—	4,690
Wayfair, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	58	(1,489)	—	(1,489)
Webster Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(191)	12,806	—	12,806
WEC Energy Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(494)	(35,963)	—	(35,963)
Weir Group PLC (The)(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (73)	6,163	—	6,163
Welcia Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (32,720)	(13,568)	—	(13,568)
Wells Fargo & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(179)	(3,683)	—	(3,683)
Wendy’S Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	120	273	—	273
Werner Enterprises, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	413	9,162	—	9,162
A145

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Wesfarmers Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 122	$5,483	$—	$5,483
West Japan Railway Co.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (57,464)	31,006	—	31,006
West Pharmaceutical Services, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	47	2,499	—	2,499
Western Alliance Bancorp(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	63	54	—	54
Western Digital Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(74)	2,771	—	2,771
Western Union Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	45	(154)	—	(154)
Westinghouse Air Brake Technologies Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(92)	(1,586)	—	(1,586)
Westlake Chemical Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	122	(3,318)	—	(3,318)
Westpac Banking Corp.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (255)	3,233	—	3,233
WestRock Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	301	(87)	—	(87)
WEX, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	18	(295)	—	(295)
WH Group Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/13/21	HKD 4,418	(65,951)	—	(65,951)
WH Smith PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (121)	11,294	—	11,294
Wharf Real Estate Investment Co., Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/13/21	HKD (3,055)	10,205	—	10,205
Whirlpool Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	81	8,733	—	8,733
Whitbread PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (169)	4,043	—	4,043
White Mountains Insurance Group Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	147	(3,965)	—	(3,965)
Williams Cos., Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(230)	(5,102)	—	(5,102)
Williams-Sonoma, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	231	89,489	—	89,489
Willis Towers Watson PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(182)	(2,587)	—	(2,587)
Wingstop, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(63)	(3,727)	—	(3,727)
Wintrust Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	22	(819)	—	(819)
WiseTech Global Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (77)	(6,828)	—	(6,828)
WM Morrison Supermarkets PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/13/21	GBP 129	7,805	—	7,805
Woodside Petroleum Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (117)	5,253	—	5,253
Woodward, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(28)	(1,191)	—	(1,191)
Woolworths Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (188)	(6,412)	—	(6,412)
Workday, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(71)	(910)	—	(910)
A146

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
World Fuel Services Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	474	$16,191	$—	$16,191
World Wrestling Entertainment, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	326	(9,635)	—	(9,635)
Worldline SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	4/13/21	EUR (141)	2,887	—	2,887
WorleyParsons Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/13/21	AUD 366	(1,945)	—	(1,945)
Worthington Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	258	(10,240)	—	(10,240)
WPP PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/13/21	GBP (62)	(1,815)	—	(1,815)
WW International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(248)	27,048	—	27,048
Wyndham Hotels & Resorts, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(30)	(856)	—	(856)
Wynn Macau Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	4/13/21	HKD (895)	2,942	—	2,942
Wynn Resorts Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(330)	19,253	—	19,253
Xcel Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(226)	(17,492)	—	(17,492)
Xero Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/13/21	AUD (129)	(12,999)	—	(12,999)
Xerox Holdings Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	386	(25,574)	—	(25,574)
Xinyi Glass Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/13/21	HKD 1,314	21,225	—	21,225
XPO Logistics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(377)	(16,906)	—	(16,906)
Xylem, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(78)	(2,957)	—	(2,957)
Yakult Honsha Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (17,066)	1,182	—	1,182
Yamada Denki Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 32,152	29,782	—	29,782
Yamaha Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (12,992)	2,339	—	2,339
Yamaha Motor Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 23,148	20,014	—	20,014
Yamato Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 4,408	4,450	—	4,450
Yamazaki Baking Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 5,298	(2,588)	—	(2,588)
Yaoko Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (4,050)	(509)	—	(509)
Yaskawa Electric Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (38,854)	(25,062)	—	(25,062)
Yelp, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	478	(9,876)	—	(9,876)
YETI Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	125	5,414	—	5,414
Yokogawa Electric Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (3,368)	477	—	477
Yokohama Rubber Co., Ltd. (The)(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 45,742	13,423	—	13,423
A147

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Total return swap agreements outstanding at March 31, 2021 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Yue Yuen Industrial Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/13/21	HKD 216	$1,078	$—	$1,078
Yum! Brands, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	153	6,791	—	6,791
Z Holdings Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (24,100)	12,284	—	12,284
Zebra Technologie Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	79	3,030	—	3,030
Zendesk, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(74)	(1,145)	—	(1,145)
Zenkoku Hosho Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/13/21	JPY (27,067)	(9,048)	—	(9,048)
Zensho Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/13/21	JPY 4,651	(871)	—	(871)
Zillow Group, Inc. (Class C)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	64	(433)	—	(433)
Zimmer Biomet Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	88	1,835	—	1,835
Zions Bancorporation NA(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	17	(443)	—	(443)
Zoetis, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(169)	(7,041)	—	(7,041)
Zoom Video Communications, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	134	(6,449)	—	(6,449)
Zscaler, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/13/21	(83)	3,363	—	3,363
Zynga, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/13/21	86	579	—	579
					$3,910,928	$—	$3,910,928
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A148